UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2016

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.2%)
U.S. Government Securities (4.0%)
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	8,540	9,037
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/26	505	509
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	2,633	2,889
	United States Treasury Note/Bond	0.875%	7/15/17	50	50
	United States Treasury Note/Bond	0.875%	8/15/17	350	351
	United States Treasury Note/Bond	1.000%	12/15/17	100	100
	United States Treasury Note/Bond	1.000%	12/31/17	3,349	3,358
	United States Treasury Note/Bond	1.000%	2/15/18	100	100
	United States Treasury Note/Bond	0.875%	7/15/18	500	500
	United States Treasury Note/Bond	1.000%	9/15/18	4,320	4,330
	United States Treasury Note/Bond	1.250%	11/15/18	10,171	10,244
	United States Treasury Note/Bond	1.250%	12/15/18	3,600	3,626
	United States Treasury Note/Bond	0.875%	5/15/19	2,965	2,959
	United States Treasury Note/Bond	1.375%	10/31/20	9,820	9,883
	United States Treasury Note/Bond	1.375%	4/30/21	4,200	4,216
	United States Treasury Note/Bond	2.000%	8/31/21	5,057	5,212
	United States Treasury Note/Bond	1.875%	10/31/22	4,267	4,358
	United States Treasury Note/Bond	2.250%	11/15/24	11,600	12,068
	United States Treasury Note/Bond	2.000%	8/15/25	1,900	1,934
	United States Treasury Note/Bond	2.250%	11/15/25	13,957	14,483
	United States Treasury Note/Bond	1.625%	5/15/26	1,600	1,572
	United States Treasury Note/Bond	1.500%	8/15/26	150	146
1	United States Treasury Note/Bond	6.125%	8/15/29	43,302	63,634
	United States Treasury Note/Bond	6.250%	5/15/30	22,956	34,566
	United States Treasury Note/Bond	5.375%	2/15/31	22,857	32,478
1	United States Treasury Note/Bond	4.500%	2/15/36	148,330	201,821
	United States Treasury Note/Bond	4.750%	2/15/37	5,000	7,012
	United States Treasury Note/Bond	3.125%	8/15/44	18,618	20,736
	United States Treasury Note/Bond	3.000%	11/15/44	9,210	10,017
2	United States Treasury Note/Bond	2.500%	2/15/45	28,662	28,205
	United States Treasury Note/Bond	3.000%	5/15/45	8,600	9,350
	United States Treasury Note/Bond	2.875%	8/15/45	3,700	3,927
1	United States Treasury Note/Bond	3.000%	11/15/45	46,585	50,647
1	United States Treasury Note/Bond	2.500%	2/15/46	41,525	40,805
	United States Treasury Note/Bond	2.500%	5/15/46	3,250	3,195
					598,318
Agency Bonds and Notes (0.2%)
3	Tennessee Valley Authority	5.250%	9/15/39	18,800	25,190
3	Tennessee Valley Authority	4.250%	9/15/65	10,000	11,330
					36,520
Total U.S. Government and Agency Obligations (Cost $594,503)					634,838
Corporate Bonds (75.4%)
Finance (17.1%)
	Banking (10.2%)
4	ABN AMRO Bank NV	4.750%	7/28/25	560	589

4 ABN AMRO Bank NV	4.800%	4/18/26	800	847
Bank of America Corp.	3.248%	10/21/27	27,000	26,997
Bank of America Corp.	6.110%	1/29/37	15,000	18,113
Bank of America Corp.	5.875%	2/7/42	19,230	24,347
Bank of America NA	6.000%	10/15/36	20,450	25,638
Bank of New York Mellon Corp.	3.000%	10/30/28	20,680	20,599
Bank One Corp.	7.625%	10/15/26	12,225	16,142
Bank One Corp.	8.000%	4/29/27	27,769	37,582
Citigroup Inc.	3.200%	10/21/26	25,785	25,721
Citigroup Inc.	4.450%	9/29/27	10,000	10,522
Citigroup Inc.	6.625%	6/15/32	8,000	10,014
Citigroup Inc.	4.650%	7/30/45	20,000	21,983
4 Commonwealth Bank of Australia	4.500%	12/9/25	1,800	1,901
4 Commonwealth Bank of Australia	2.850%	5/18/26	760	757
Cooperatieve Rabobank UA	3.750%	7/21/26	6,915	6,949
Cooperatieve Rabobank UA	5.250%	5/24/41	6,400	7,788
Cooperatieve Rabobank UA	5.750%	12/1/43	52,730	63,521
Cooperatieve Rabobank UA	5.250%	8/4/45	12,020	13,607
5 Coventry Building Society	2.500%	11/18/20	501	591
Fifth Third Bank	3.850%	3/15/26	200	210
6 Goldman Sachs Group Inc.	4.250%	1/29/26	869	1,165
Goldman Sachs Group Inc.	3.750%	2/25/26	9,845	10,254
Goldman Sachs Group Inc.	6.125%	2/15/33	38,270	47,449
Goldman Sachs Group Inc.	6.450%	5/1/36	49,400	60,128
Goldman Sachs Group Inc.	6.750%	10/1/37	35,000	44,094
Goldman Sachs Group Inc.	6.250%	2/1/41	25,625	32,818
Goldman Sachs Group Inc.	4.800%	7/8/44	16,792	18,367
Goldman Sachs Group Inc.	4.750%	10/21/45	15,864	17,369
HSBC Bank USA NA	5.875%	11/1/34	34,700	41,489
HSBC Bank USA NA	5.625%	8/15/35	22,425	26,315
5 HSBC Holdings plc	3.000%	6/30/25	200	234
HSBC Holdings plc	4.300%	3/8/26	1,000	1,063
HSBC Holdings plc	7.625%	5/17/32	21,200	28,031
HSBC Holdings plc	6.500%	5/2/36	9,770	12,168
HSBC Holdings plc	6.500%	9/15/37	38,245	47,787
HSBC Holdings plc	6.800%	6/1/38	58,749	75,997
JPMorgan Chase & Co.	6.400%	5/15/38	92,000	124,125
JPMorgan Chase & Co.	5.500%	10/15/40	24,815	30,420
JPMorgan Chase & Co.	5.600%	7/15/41	12,377	15,371
JPMorgan Chase & Co.	5.625%	8/16/43	25,000	29,472
5 Leeds Building Society	1.375%	5/5/22	673	731
4 Macquarie Bank Ltd.	4.875%	6/10/25	340	354
4 Macquarie Bank Ltd.	3.900%	1/15/26	500	526
Morgan Stanley	3.125%	7/27/26	15,000	14,970
5 Morgan Stanley	1.375%	10/27/26	520	561
Morgan Stanley	7.250%	4/1/32	47,360	64,791
Morgan Stanley	6.375%	7/24/42	38,831	51,870
Morgan Stanley	4.300%	1/27/45	42,585	44,718
6 Nationwide Building Society	3.250%	1/20/28	189	241
Royal Bank of Canada	4.650%	1/27/26	285	310
7 State Street Corp.	5.250%	12/29/49	400	418
Wachovia Corp.	5.500%	8/1/35	21,905	25,012
8 Wells Fargo & Co.	2.117%	10/31/23	190	189
Wells Fargo & Co.	3.000%	10/23/26	14,145	14,074
Wells Fargo & Co.	4.300%	7/22/27	5,085	5,390
Wells Fargo & Co.	5.375%	2/7/35	9,664	11,482
Wells Fargo & Co.	5.375%	11/2/43	56,522	64,768
Wells Fargo & Co.	5.606%	1/15/44	157,813	185,803

	Wells Fargo & Co.	4.650%	11/4/44	6,142	6,326
	Wells Fargo & Co.	3.900%	5/1/45	13,260	13,324
	Wells Fargo & Co.	4.900%	11/17/45	21,895	23,559
	Wells Fargo & Co.	4.400%	6/14/46	10,690	10,669
	Wells Fargo Bank NA	6.600%	1/15/38	500	670
	Westpac Banking Corp.	2.850%	5/13/26	1,200	1,197
	Westpac Banking Corp.	2.700%	8/19/26	780	769

	Brokerage (0.3%)
4	FMR LLC	6.450%	11/15/39	18,200	23,273
	Intercontinental Exchange Inc.	3.750%	12/1/25	21,000	22,417
	Invesco Finance plc	5.375%	11/30/43	2,700	3,117
	Legg Mason Inc.	5.625%	1/15/44	2,000	2,020

	Finance Companies (1.9%)
	GE Capital International Funding Co.	4.418%	11/15/35	270,979	296,427

	Insurance (4.5%)
	ACE Capital Trust II	9.700%	4/1/30	7,050	10,637
	Aetna Inc.	4.250%	6/15/36	8,660	8,805
	Aetna Inc.	4.125%	11/15/42	24,995	24,759
	Aetna Inc.	4.375%	6/15/46	7,610	7,737
	American International Group Inc.	3.875%	1/15/35	1,240	1,208
	American International Group Inc.	4.500%	7/16/44	600	612
	AXA Financial Inc.	7.000%	4/1/28	24,910	31,731
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,935	2,537
	Berkshire Hathaway Inc.	3.125%	3/15/26	13,265	13,763
	Berkshire Hathaway Inc.	4.500%	2/11/43	46,057	51,839
	Chubb INA Holdings Inc.	4.350%	11/3/45	3,700	4,122
6,7 CNP Assurances		7.375%	9/30/41	200	274
4	Guardian Life Insurance Co. of America	4.875%	6/19/64	10,700	10,860
4	Jackson National Life Insurance Co.	8.150%	3/15/27	200	264
	Loews Corp.	4.125%	5/15/43	1,800	1,797
	Manulife Financial Corp.	5.375%	3/4/46	4,000	4,763
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,000	3,133
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,600	1,980
4	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	14,531	22,462
4	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	293
	MetLife Inc.	6.500%	12/15/32	1,400	1,804
	MetLife Inc.	4.125%	8/13/42	43,295	43,158
	MetLife Inc.	4.875%	11/13/43	769	845
	MetLife Inc.	4.050%	3/1/45	6,040	5,945
	MetLife Inc.	4.600%	5/13/46	9,700	10,500
7	MetLife Inc.	5.250%	12/29/49	195	197
4	Metropolitan Life Insurance Co.	7.800%	11/1/25	27,250	35,515
4	Nationwide Mutual Insurance Co.	8.250%	12/1/31	5,035	7,073
4	Nationwide Mutual Insurance Co.	9.375%	8/15/39	26,031	39,895
4	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	13,325
4	New York Life Insurance Co.	5.875%	5/15/33	40,400	48,436
4	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	14,890	18,959
	Progressive Corp.	2.450%	1/15/27	1,095	1,069
7	Progressive Corp.	6.700%	6/15/67	1,451	1,446
	Prudential Financial Inc.	5.100%	8/15/43	1,100	1,212
7	Prudential Financial Inc.	5.375%	5/15/45	270	281
4	Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	12,778
4	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	10,720	11,880

4 Teachers Insurance & Annuity Association of
America	6.850%	12/16/39	18,844	25,250
Travelers Cos. Inc.	6.750%	6/20/36	500	701
Travelers Cos. Inc.	6.250%	6/15/37	1,355	1,837
UnitedHealth Group Inc.	4.625%	7/15/35	11,515	13,120
UnitedHealth Group Inc.	5.800%	3/15/36	49,846	63,625
UnitedHealth Group Inc.	6.500%	6/15/37	1,100	1,494
UnitedHealth Group Inc.	6.625%	11/15/37	800	1,109
UnitedHealth Group Inc.	6.875%	2/15/38	21,847	31,047
UnitedHealth Group Inc.	4.375%	3/15/42	25,000	27,050
UnitedHealth Group Inc.	4.750%	7/15/45	47,445	54,960

Real Estate Investment Trusts (0.2%)
Boston Properties LP	2.750%	10/1/26	155	149
ERP Operating LP	4.500%	6/1/45	680	725
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,094
Kilroy Realty LP	4.250%	8/15/29	1,400	1,453
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,989	5,264
Omega Healthcare Investors Inc.	4.500%	4/1/27	4,000	3,980
Simon Property Group LP	4.250%	10/1/44	13,755	14,711
				2,593,973
Industrial (44.3%)
Basic Industry (0.9%)
4 Air Liquide Finance SA	3.500%	9/27/46	11,440	11,123
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	16,079
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	27,820	31,714
CF Industries Inc.	3.450%	6/1/23	165	154
Monsanto Co.	4.200%	7/15/34	400	400
Monsanto Co.	5.875%	4/15/38	1,000	1,166
Monsanto Co.	3.600%	7/15/42	600	532
Monsanto Co.	4.400%	7/15/44	1,000	1,000
Monsanto Co.	3.950%	4/15/45	1,000	943
Monsanto Co.	4.700%	7/15/64	20,940	19,686
PPG Industries Inc.	5.500%	11/15/40	1,225	1,452
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,240	1,420
Rio Tinto Finance USA plc	4.750%	3/22/42	1,400	1,526
Rio Tinto Finance USA plc	4.125%	8/21/42	44,175	45,035

Capital Goods (3.6%)
3M Co.	5.700%	3/15/37	13,500	18,127
3M Co.	3.125%	9/19/46	15,000	14,063
Boeing Co.	6.125%	2/15/33	13,565	18,276
Boeing Co.	5.875%	2/15/40	1,000	1,341
Boeing Co.	7.875%	4/15/43	5,900	9,223
Caterpillar Inc.	6.050%	8/15/36	3,082	3,969
Caterpillar Inc.	3.803%	8/15/42	30,680	31,088
Caterpillar Inc.	4.300%	5/15/44	9,894	10,743
Deere & Co.	7.125%	3/3/31	13,500	18,775
Dover Corp.	6.600%	3/15/38	1,375	1,902
Emerson Electric Co.	6.000%	8/15/32	1,071	1,353
General Electric Capital Corp.	6.750%	3/15/32	49,714	68,467
General Electric Capital Corp.	6.150%	8/7/37	7,031	9,468
General Electric Capital Corp.	5.875%	1/14/38	34,584	45,355
General Electric Capital Corp.	6.875%	1/10/39	12,814	18,772
General Electric Co.	4.125%	10/9/42	12,840	13,629
General Electric Co.	4.500%	3/11/44	19,195	21,601
7 General Electric Co.	5.000%	12/29/49	1,184	1,255

5 Illinois Tool Works Inc.	3.000%	5/19/34	500	672
Lockheed Martin Corp.	3.600%	3/1/35	16,925	16,897
Lockheed Martin Corp.	4.850%	9/15/41	27,319	31,559
Lockheed Martin Corp.	4.070%	12/15/42	10,120	10,601
Lockheed Martin Corp.	3.800%	3/1/45	13,625	13,503
Raytheon Co.	4.700%	12/15/41	37,524	43,613
United Technologies Corp.	7.500%	9/15/29	1,500	2,204
United Technologies Corp.	6.125%	7/15/38	55,575	73,642
United Technologies Corp.	5.700%	4/15/40	22,500	28,678
United Technologies Corp.	4.500%	6/1/42	19,110	21,047
United Technologies Corp.	3.750%	11/1/46	290	288

Communication (4.5%)
21st Century Fox America Inc.	7.900%	12/1/95	3,975	5,237
America Movil SAB de CV	6.375%	3/1/35	6,300	7,770
America Movil SAB de CV	6.125%	3/30/40	24,520	29,475
America Movil SAB de CV	4.375%	7/16/42	1,550	1,529
AT&T Inc.	5.650%	2/15/47	10,080	11,245
4 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	7,716	8,878
4 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	6,879	8,087
Comcast Corp.	4.250%	1/15/33	12,935	13,923
Comcast Corp.	7.050%	3/15/33	1,000	1,395
Comcast Corp.	4.200%	8/15/34	1,550	1,662
Comcast Corp.	5.650%	6/15/35	41,014	51,311
Comcast Corp.	3.200%	7/15/36	15,870	15,083
Comcast Corp.	6.450%	3/15/37	18,000	24,127
Comcast Corp.	6.950%	8/15/37	65,717	93,461
Comcast Corp.	6.400%	5/15/38	10,485	14,165
Comcast Corp.	6.550%	7/1/39	11,765	16,138
Comcast Corp.	6.400%	3/1/40	20,865	28,522
Comcast Corp.	4.650%	7/15/42	10,215	11,324
Comcast Corp.	4.500%	1/15/43	13,610	14,773
Comcast Corp.	4.750%	3/1/44	66,270	74,458
Comcast Corp.	4.600%	8/15/45	46,615	51,607
Comcast Corp.	3.400%	7/15/46	18,115	16,643
4 COX Communications Inc.	6.450%	12/1/36	9,000	9,652
4 COX Communications Inc.	8.375%	3/1/39	19,110	24,702
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,000	3,047
Grupo Televisa SAB	5.000%	5/13/45	1,500	1,423
Grupo Televisa SAB	6.125%	1/31/46	1,500	1,646
NBCUniversal Media LLC	6.400%	4/30/40	2,850	3,885
NBCUniversal Media LLC	5.950%	4/1/41	18,000	23,430
NBCUniversal Media LLC	4.450%	1/15/43	33,260	36,003
Qwest Corp.	6.875%	9/15/33	1,699	1,691
4 SES Global Americas Holdings GP	5.300%	3/25/44	1,000	921
Time Warner Cable Inc.	6.550%	5/1/37	16,975	19,838
Verizon Communications Inc.	5.050%	3/15/34	2,000	2,182
Verizon Communications Inc.	5.850%	9/15/35	437	518
Verizon Communications Inc.	6.000%	4/1/41	1,200	1,463
Verizon Communications Inc.	4.862%	8/21/46	5,055	5,378
Verizon Communications Inc.	4.522%	9/15/48	14,786	14,835
Walt Disney Co.	4.125%	6/1/44	18,715	20,417
Walt Disney Co.	7.550%	7/15/93	15,750	20,181

Consumer Cyclical (6.5%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	500	530

Cummins Inc.	4.875%	10/1/43	1,000	1,165
CVS Health Corp.	5.125%	7/20/45	24,000	27,939
Ford Motor Co.	7.450%	7/16/31	750	980
General Motors Co.	6.600%	4/1/36	2,000	2,355
Home Depot Inc.	5.875%	12/16/36	39,775	52,702
Home Depot Inc.	5.950%	4/1/41	20,470	27,383
Home Depot Inc.	4.200%	4/1/43	6,035	6,592
Home Depot Inc.	4.875%	2/15/44	67,400	79,867
Home Depot Inc.	4.400%	3/15/45	12,900	14,497
Home Depot Inc.	4.250%	4/1/46	20,015	22,008
Home Depot Inc.	3.500%	9/15/56	5,920	5,497
Lowe's Cos. Inc.	6.500%	3/15/29	20,160	26,644
Lowe's Cos. Inc.	5.500%	10/15/35	600	742
Lowe's Cos. Inc.	5.800%	10/15/36	2,060	2,608
Lowe's Cos. Inc.	6.650%	9/15/37	12,497	17,479
Lowe's Cos. Inc.	5.800%	4/15/40	12,565	16,276
Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,409
Lowe's Cos. Inc.	5.000%	9/15/43	22,740	26,872
Lowe's Cos. Inc.	4.250%	9/15/44	800	857
Lowe's Cos. Inc.	4.375%	9/15/45	1,000	1,091
Lowe's Cos. Inc.	3.700%	4/15/46	60,330	59,667
McDonald's Corp.	4.700%	12/9/35	1,000	1,100
McDonald's Corp.	6.300%	3/1/38	21,940	28,344
NIKE Inc.	3.625%	5/1/43	30,604	30,933
NIKE Inc.	3.875%	11/1/45	25,000	26,129
NIKE Inc.	3.375%	11/1/46	13,090	12,641
Starbucks Corp.	4.300%	6/15/45	500	569
Target Corp.	7.000%	1/15/38	1,100	1,625
Target Corp.	4.000%	7/1/42	500	525
Target Corp.	3.625%	4/15/46	24,700	24,360
VF Corp.	6.450%	11/1/37	726	981
Visa Inc.	4.150%	12/14/35	27,510	30,454
Visa Inc.	4.300%	12/14/45	48,850	54,563
Wal-Mart Stores Inc.	7.550%	2/15/30	25,800	38,549
Wal-Mart Stores Inc.	5.250%	9/1/35	500	640
Wal-Mart Stores Inc.	6.500%	8/15/37	33,550	47,811
Wal-Mart Stores Inc.	6.200%	4/15/38	82,350	113,974
Wal-Mart Stores Inc.	5.625%	4/1/40	10,890	14,150
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	24,068
Wal-Mart Stores Inc.	5.000%	10/25/40	16,855	20,373
Wal-Mart Stores Inc.	5.625%	4/15/41	81,682	106,805
Wal-Mart Stores Inc.	4.000%	4/11/43	8,210	8,808
Wal-Mart Stores Inc.	4.300%	4/22/44	1,000	1,123
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,500	1,577

Consumer Noncyclical (14.7%)
Abbott Laboratories	6.000%	4/1/39	11,105	13,929
Altria Group Inc.	4.250%	8/9/42	7,100	7,428
Altria Group Inc.	4.500%	5/2/43	4,880	5,283
Altria Group Inc.	5.375%	1/31/44	47,735	57,996
Altria Group Inc.	3.875%	9/16/46	26,470	26,160
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	512
Anheuser-Busch Cos. LLC	6.800%	8/20/32	500	656
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	14,360
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	27,130	28,613
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	106,955	118,733
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	17,093	17,142
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	214,520	245,915

5 Anheuser-Busch InBev SA/NV	3.250%	1/24/33	200	274
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	39,000	61,671
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	9,220	14,337
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	14,844	19,781
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	27,995	27,486
Archer-Daniels-Midland Co.	4.535%	3/26/42	2,400	2,714
Ascension Health	3.945%	11/15/46	5,935	6,228
7 Ascension Health	4.847%	11/15/53	9,040	10,737
AstraZeneca plc	6.450%	9/15/37	39,100	52,681
AstraZeneca plc	4.375%	11/16/45	34,695	36,961
5 BDCVX1BDCVX1Anheuser-Busch InBev
SA/NV	2.750%	3/17/36	570	721
Bristol-Myers Squibb Co.	4.500%	3/1/44	22,500	26,210
4 Cargill Inc.	4.100%	11/1/42	12,800	13,254
4 Cargill Inc.	4.760%	11/23/45	38,584	44,087
7 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	19,000	18,321
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	500	545
City of Hope	5.623%	11/15/43	13,480	17,017
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	5,894	6,258
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,389
Constellation Brands Inc.	4.750%	12/1/25	90	99
Dignity Health California GO	4.500%	11/1/42	19,865	20,414
Dignity Health California GO	5.267%	11/1/64	800	874
Eli Lilly & Co.	3.700%	3/1/45	25,970	26,746
Estee Lauder Cos. Inc.	4.375%	6/15/45	750	833
Express Scripts Holding Co.	6.125%	11/15/41	2,000	2,383
Express Scripts Holding Co.	4.800%	7/15/46	1,000	1,003
Gilead Sciences Inc.	4.600%	9/1/35	15,025	16,184
Gilead Sciences Inc.	4.000%	9/1/36	20,000	19,994
Gilead Sciences Inc.	5.650%	12/1/41	24,915	30,254
Gilead Sciences Inc.	4.800%	4/1/44	19,795	21,574
Gilead Sciences Inc.	4.500%	2/1/45	27,930	29,061
Gilead Sciences Inc.	4.750%	3/1/46	17,080	18,587
Gilead Sciences Inc.	4.150%	3/1/47	10,235	10,161
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,000	18,198
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	39,725	55,222
4 Grupo Bimbo SAB de CV	4.875%	6/27/44	982	970
Johnson & Johnson	3.550%	3/1/36	57,310	60,848
Johnson & Johnson	5.950%	8/15/37	1,462	2,066
Johnson & Johnson	4.500%	12/5/43	5,725	6,958
Johnson & Johnson	3.700%	3/1/46	18,250	19,607
Kaiser Foundation Hospitals	4.875%	4/1/42	28,625	34,335
Kimberly-Clark Corp.	6.625%	8/1/37	7,300	10,505
Kraft Foods Group Inc.	6.875%	1/26/39	1,300	1,773
7 Mayo Clinic	3.774%	11/15/43	12,595	12,827
Mead Johnson Nutrition Co.	4.600%	6/1/44	2,000	2,053
Medtronic Inc.	4.375%	3/15/35	42,113	46,279
Medtronic Inc.	6.500%	3/15/39	21,200	29,171
Medtronic Inc.	5.550%	3/15/40	1,900	2,334
Medtronic Inc.	4.500%	3/15/42	9,000	9,939
Medtronic Inc.	4.625%	3/15/44	2,000	2,282
Medtronic Inc.	4.625%	3/15/45	83,890	95,490
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	4,675	5,010
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	16,535	20,164
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	10,540	11,159
5 Merck & Co. Inc.	1.375%	11/2/36	400	435

Merck & Co. Inc.	3.600%	9/15/42	9,067	9,079
Merck & Co. Inc.	4.150%	5/18/43	6,880	7,596
Merck & Co. Inc.	3.700%	2/10/45	50,720	51,868
New York & Presbyterian Hospital	4.024%	8/1/45	19,585	20,552
New York & Presbyterian Hospital	4.063%	8/1/56	10,150	10,415
New York & Presbyterian Hospital	4.763%	8/1/16	10,000	10,367
Newell Brands Inc.	5.375%	4/1/36	750	870
Newell Brands Inc.	5.500%	4/1/46	400	476
North Shore-Long Island Jewish Health Care
Inc. Revenue	4.800%	11/1/42	8,265	8,933
Northwell Healthcare Inc.	3.979%	11/1/46	2,050	2,007
Novant Health Inc.	4.371%	11/1/43	552	593
Novartis Capital Corp.	3.700%	9/21/42	2,000	2,035
Novartis Capital Corp.	4.400%	5/6/44	29,840	34,073
NYU Hospitals Center	4.784%	7/1/44	2,000	2,217
PepsiCo Inc.	5.500%	1/15/40	28,145	35,568
PepsiCo Inc.	4.875%	11/1/40	10,375	12,045
PepsiCo Inc.	4.000%	3/5/42	17,872	18,833
PepsiCo Inc.	3.600%	8/13/42	1,000	993
PepsiCo Inc.	4.450%	4/14/46	12,000	13,462
PepsiCo Inc.	3.450%	10/6/46	12,955	12,412
Pfizer Inc.	7.200%	3/15/39	36,212	54,134
Pfizer Inc.	4.300%	6/15/43	7,780	8,648
Pfizer Inc.	4.400%	5/15/44	8,615	9,664
Pharmacia LLC	6.750%	12/15/27	2,200	2,943
5 Philip Morris International Inc.	2.000%	5/9/36	500	573
Philip Morris International Inc.	6.375%	5/16/38	34,215	46,040
Philip Morris International Inc.	4.500%	3/20/42	5,000	5,411
Philip Morris International Inc.	4.125%	3/4/43	10,000	10,265
Philip Morris International Inc.	4.875%	11/15/43	22,455	25,514
Philip Morris International Inc.	4.250%	11/10/44	50,495	53,207
Procter & Gamble Co.	5.500%	2/1/34	13,500	18,078
Procter & Gamble Co.	5.550%	3/5/37	10,800	14,706
7 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	18,655	18,331
Reynolds American Inc.	7.000%	8/4/41	2,619	3,313
4 SABMiller Holdings Inc.	4.950%	1/15/42	4,825	5,488
4 SC Johnson & Son Inc.	4.000%	5/15/43	21,645	21,886
4 SC Johnson & Son Inc.	4.750%	10/15/46	10,285	11,857
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,000	1,172
St. Jude Medical Inc.	4.750%	4/15/43	25,090	26,446
THE KROGER CO.	6.900%	4/15/38	2,000	2,706
The Pepsi Bottling Group Inc.	7.000%	3/1/29	1,700	2,425
Wyeth LLC	6.500%	2/1/34	1,310	1,744
Wyeth LLC	6.000%	2/15/36	847	1,096
Wyeth LLC	5.950%	4/1/37	67,685	88,652

Energy (3.9%)
Anadarko Petroleum Corp.	6.600%	3/15/46	2,000	2,453
BP Capital Markets plc	3.119%	5/4/26	10,000	10,173
Burlington Resources Finance Co.	7.400%	12/1/31	1,000	1,329
ConocoPhillips	7.000%	3/30/29	10,850	13,431
ConocoPhillips	5.900%	10/15/32	1,400	1,651
ConocoPhillips	6.500%	2/1/39	44,831	57,111
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,785
ConocoPhillips Co.	4.300%	11/15/44	15,485	15,505
ConocoPhillips Co.	5.950%	3/15/46	30,155	37,285
Devon Energy Corp.	5.600%	7/15/41	1,500	1,555

Dominion Gas Holdings LLC	4.800%	11/1/43	1,575	1,699
Energy Transfer Partners LP	6.050%	6/1/41	1,500	1,525
Enterprise Products Operating LLC	4.450%	2/15/43	2,390	2,296
Enterprise Products Operating LLC	5.100%	2/15/45	12,360	13,124
Exxon Mobil Corp.	3.567%	3/6/45	12,625	12,591
Exxon Mobil Corp.	4.114%	3/1/46	32,155	34,753
Halliburton Co.	4.850%	11/15/35	12,130	13,070
Halliburton Co.	5.000%	11/15/45	18,485	20,190
Hess Corp.	5.800%	4/1/47	10,000	10,272
Occidental Petroleum Corp.	4.625%	6/15/45	1,750	1,919
Occidental Petroleum Corp.	4.400%	4/15/46	27,100	28,907
Petro-Canada	6.800%	5/15/38	15,483	20,226
Phillips 66 Partners LP	3.605%	2/15/25	80	81
Shell International Finance BV	4.125%	5/11/35	30,515	31,525
Shell International Finance BV	6.375%	12/15/38	3,300	4,337
Shell International Finance BV	5.500%	3/25/40	21,455	25,537
Shell International Finance BV	4.550%	8/12/43	15,590	16,532
Shell International Finance BV	4.375%	5/11/45	53,555	55,899
Shell International Finance BV	4.000%	5/10/46	27,150	26,766
Shell International Finance BV	3.750%	9/12/46	33,180	31,836
Spectra Energy Partners LP	5.950%	9/25/43	4,685	5,532
Spectra Energy Partners LP	4.500%	3/15/45	1,515	1,507
Tosco Corp.	7.800%	1/1/27	1,500	1,939
Tosco Corp.	8.125%	2/15/30	20,000	27,410
TransCanada PipeLines Ltd.	4.625%	3/1/34	5,000	5,498
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,630	7,195
TransCanada PipeLines Ltd.	7.625%	1/15/39	37,230	55,218
TransCanada PipeLines Ltd.	6.100%	6/1/40	900	1,152

Other Industrial (0.8%)
7 Duke University	3.199%	10/1/38	5,080	5,030
Massachusetts Institute of Technology	3.885%	7/1/16	18,335	17,257
7 Massachusetts Institute of Technology GO	3.959%	7/1/38	25,200	27,986
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,100	1,455
7 Northwestern University Illinois GO	4.643%	12/1/44	25,315	30,341
7 Northwestern University Illinois GO	3.868%	12/1/48	21,605	22,960
4 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	3,865	5,839
Trustees of Dartmouth College	3.474%	6/1/46	5,360	5,422

Technology (7.1%)
Apple Inc.	4.500%	2/23/36	12,705	14,169
Apple Inc.	3.850%	5/4/43	34,955	34,599
Apple Inc.	4.450%	5/6/44	1,250	1,343
Apple Inc.	3.450%	2/9/45	40,860	37,713
Apple Inc.	4.375%	5/13/45	39,930	42,379
Apple Inc.	4.650%	2/23/46	55,280	61,120
Apple Inc.	3.850%	8/4/46	31,720	31,265
Applied Materials Inc.	5.100%	10/1/35	100	116
Applied Materials Inc.	5.850%	6/15/41	1,695	2,091
Cisco Systems Inc.	5.900%	2/15/39	36,425	48,101
Cisco Systems Inc.	5.500%	1/15/40	30,865	39,005
4 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	170	203
4 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	170	206
Fidelity National Information Services Inc.	4.500%	8/15/46	1,000	985
Intel Corp.	4.800%	10/1/41	23,180	26,437

	Intel Corp.	4.250%	12/15/42	2,000	2,165
	Intel Corp.	4.900%	7/29/45	32,645	37,500
	Intel Corp.	4.100%	5/19/46	29,605	30,575
	International Business Machines Corp.	4.000%	6/20/42	13,900	14,126
	International Business Machines Corp.	4.700%	2/19/46	10,000	11,179
	Microsoft Corp.	3.500%	2/12/35	7,835	7,812
	Microsoft Corp.	3.450%	8/8/36	39,655	39,083
	Microsoft Corp.	4.500%	10/1/40	1,900	2,094
	Microsoft Corp.	5.300%	2/8/41	1,500	1,857
	Microsoft Corp.	3.500%	11/15/42	1,750	1,686
	Microsoft Corp.	3.750%	5/1/43	10,000	9,963
	Microsoft Corp.	4.875%	12/15/43	500	583
	Microsoft Corp.	3.750%	2/12/45	74,350	73,808
	Microsoft Corp.	4.450%	11/3/45	64,300	70,742
	Microsoft Corp.	3.700%	8/8/46	69,330	67,941
	Microsoft Corp.	4.000%	2/12/55	10,075	9,934
	Microsoft Corp.	4.750%	11/3/55	50,365	56,903
	Microsoft Corp.	3.950%	8/8/56	43,880	42,912
	Oracle Corp.	4.300%	7/8/34	3,500	3,755
	Oracle Corp.	3.900%	5/15/35	4,000	4,078
	Oracle Corp.	3.850%	7/15/36	7,250	7,328
	Oracle Corp.	6.500%	4/15/38	35,400	47,617
	Oracle Corp.	6.125%	7/8/39	12,129	15,878
	Oracle Corp.	5.375%	7/15/40	43,160	51,582
	Oracle Corp.	4.125%	5/15/45	17,500	17,685
	Oracle Corp.	4.000%	7/15/46	70,945	70,428
	Oracle Corp.	4.375%	5/15/55	25,000	25,773
	QUALCOMM Inc.	4.650%	5/20/35	8,950	9,741
	QUALCOMM Inc.	4.800%	5/20/45	500	551
	Tyco Electronics Group SA	7.125%	10/1/37	805	1,107
	Verisk Analytics Inc.	5.500%	6/15/45	2,000	2,091

	Transportation (2.3%)
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	19,103
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,000	7,055
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,266	2,642
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	17,940	19,522
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	31,150	33,693
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	12,263
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,417
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	26,560	31,047
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	47,719
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	13,032
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	7,430
	FedEx Corp.	3.900%	2/1/35	9,070	9,020
	FedEx Corp.	4.550%	4/1/46	15,000	16,088
5,7 Heathrow Funding Ltd.		1.500%	2/11/32	700	766
	Union Pacific Corp.	3.375%	2/1/35	6,950	6,924
	Union Pacific Corp.	4.150%	1/15/45	1,375	1,472
	Union Pacific Corp.	4.050%	3/1/46	10,045	10,593
4	Union Pacific Corp.	3.799%	10/1/51	33,385	33,047
	Union Pacific Corp.	4.375%	11/15/65	26,990	28,780
	United Parcel Service Inc.	6.200%	1/15/38	8,700	12,062
	United Parcel Service Inc.	4.875%	11/15/40	2,700	3,230
	United Parcel Service Inc.	3.625%	10/1/42	6,790	6,931
	United Parcel Service Inc.	3.400%	11/15/46	20,055	19,494
					6,731,155

Utilities (14.0%)
Electric (13.9%)
Alabama Power Co.	6.000%	3/1/39	4,875	6,321
Alabama Power Co.	5.500%	3/15/41	26,943	33,673
Alabama Power Co.	5.200%	6/1/41	15,000	18,357
Alabama Power Co.	3.750%	3/1/45	22,325	22,550
Appalachian Power Co.	6.700%	8/15/37	35,900	47,640
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,669
Berkshire Hathaway Energy Co.	6.125%	4/1/36	16,300	21,331
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,000	3,852
Berkshire Hathaway Energy Co.	5.150%	11/15/43	12,000	14,261
Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	48,216
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	14,775	14,646
4 Cleco Corporate Holdings LLC	4.973%	5/1/46	350	379
Commonwealth Edison Co.	5.900%	3/15/36	2,450	3,150
Commonwealth Edison Co.	3.800%	10/1/42	20,805	21,318
Commonwealth Edison Co.	4.600%	8/15/43	12,560	14,372
Commonwealth Edison Co.	4.700%	1/15/44	15,955	18,639
Commonwealth Edison Co.	3.700%	3/1/45	15,990	16,181
Commonwealth Edison Co.	3.650%	6/15/46	5,725	5,744
Connecticut Light & Power Co.	6.350%	6/1/36	14,500	19,639
Connecticut Light & Power Co.	4.300%	4/15/44	940	1,030
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	9,219
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	810
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,693
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	12,127	15,804
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	18,255
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	7,729	9,529
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	10,229
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,828	11,525
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	10,935	11,349
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	48,300	53,946
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,335	7,132
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	8,365	9,415
Consumers Energy Co.	4.100%	11/15/45	1,500	1,645
Dominion Resources Inc.	4.700%	12/1/44	16,000	17,586
DTE Electric Co.	6.625%	6/1/36	860	1,199
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,825
Duke Energy Carolinas LLC	6.100%	6/1/37	51,000	65,484
Duke Energy Carolinas LLC	5.300%	2/15/40	4,900	6,053
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	17,615
Duke Energy Carolinas LLC	4.000%	9/30/42	41,242	43,067
Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	5,788
Duke Energy Corp.	3.750%	9/1/46	4,860	4,623
Duke Energy Florida LLC	6.350%	9/15/37	800	1,089
Duke Energy Florida LLC	5.650%	4/1/40	11,860	15,151
Duke Energy Florida LLC	3.400%	10/1/46	11,850	11,288
Duke Energy Indiana LLC	6.120%	10/15/35	2,723	3,492
Duke Energy Indiana LLC	6.350%	8/15/38	818	1,117
Duke Energy Indiana LLC	6.450%	4/1/39	10,485	14,510
Duke Energy Indiana LLC	4.200%	3/15/42	14,700	15,671
Duke Energy Indiana LLC	4.900%	7/15/43	28,610	33,688
Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	9,786
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,386
Duke Energy Progress LLC	4.100%	3/15/43	13,500	14,258
Duke Energy Progress LLC	4.150%	12/1/44	10,000	10,705
Duke Energy Progress LLC	4.200%	8/15/45	17,560	19,002
Duke Energy Progress LLC	3.700%	10/15/46	17,000	17,023

4 Emera US Finance LP	4.750%	6/15/46	1,030	1,094
4 Enel Finance International NV	6.000%	10/7/39	1,000	1,192
Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,178
FirstEnergy Corp.	4.250%	3/15/23	25	27
Florida Power & Light Co.	5.960%	4/1/39	16,100	21,663
Florida Power & Light Co.	5.690%	3/1/40	700	921
Florida Power & Light Co.	5.250%	2/1/41	21,662	27,157
Florida Power & Light Co.	4.125%	2/1/42	9,000	9,791
Florida Power & Light Co.	3.800%	12/15/42	26,975	28,107
Florida Power & Light Co.	4.050%	10/1/44	10,825	11,774
Georgia Power Co.	5.950%	2/1/39	29,827	38,072
Georgia Power Co.	5.400%	6/1/40	10,100	12,155
Georgia Power Co.	4.750%	9/1/40	21,685	24,125
Georgia Power Co.	4.300%	3/15/42	9,982	10,668
Georgia Power Co.	4.300%	3/15/43	1,818	1,918
7 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	22,257	25,403
Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,203
Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,154
MidAmerican Energy Co.	5.800%	10/15/36	500	640
MidAmerican Energy Co.	4.800%	9/15/43	27,525	32,484
MidAmerican Energy Co.	4.250%	5/1/46	3,895	4,291
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,000	2,929
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	35,001	37,076
Nevada Power Co.	6.650%	4/1/36	5,830	8,016
Nevada Power Co.	5.375%	9/15/40	18,230	22,086
Nevada Power Co.	5.450%	5/15/41	25,120	31,132
Northern States Power Co.	6.200%	7/1/37	27,900	38,448
Northern States Power Co.	5.350%	11/1/39	800	1,006
NSTAR Electric Co.	4.400%	3/1/44	800	890
Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	571
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,300	1,833
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,500	2,230
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,500	1,842
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	11,755	13,250
4 Oncor Electric Delivery Co. LLC	3.750%	4/1/45	20,000	20,523
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	5,000	5,086
Pacific Gas & Electric Co.	6.050%	3/1/34	47,141	61,702
Pacific Gas & Electric Co.	5.800%	3/1/37	2,900	3,719
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	11,116
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	47,938
Pacific Gas & Electric Co.	5.400%	1/15/40	19,495	24,302
Pacific Gas & Electric Co.	4.500%	12/15/41	700	777
Pacific Gas & Electric Co.	4.750%	2/15/44	23,305	26,905
PacifiCorp	5.250%	6/15/35	1,301	1,560
PacifiCorp	6.100%	8/1/36	15,000	19,728
PacifiCorp	6.250%	10/15/37	7,815	10,547
PacifiCorp	6.350%	7/15/38	20,000	27,410
PacifiCorp	6.000%	1/15/39	32,446	42,897
PacifiCorp	4.100%	2/1/42	22,570	24,266
PECO Energy Co.	4.800%	10/15/43	15,530	18,422
Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,689
Potomac Electric Power Co.	7.900%	12/15/38	150	231
Potomac Electric Power Co.	4.150%	3/15/43	2,000	2,143
PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	14,976
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,528
Public Service Co. of Colorado	3.600%	9/15/42	15,055	15,024

Public Service Electric & Gas Co.	3.650%	9/1/42	22,483	22,701
Public Service Electric & Gas Co.	4.000%	6/1/44	700	751
Puget Sound Energy Inc.	5.483%	6/1/35	200	246
Puget Sound Energy Inc.	6.724%	6/15/36	1,000	1,393
Puget Sound Energy Inc.	6.274%	3/15/37	500	666
Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,429
Puget Sound Energy Inc.	5.795%	3/15/40	18,130	23,591
Puget Sound Energy Inc.	5.764%	7/15/40	1,100	1,427
Puget Sound Energy Inc.	4.300%	5/20/45	400	443
San Diego Gas & Electric Co.	3.950%	11/15/41	3,400	3,594
South Carolina Electric & Gas Co.	6.625%	2/1/32	34,000	44,514
South Carolina Electric & Gas Co.	6.050%	1/15/38	10,600	13,575
South Carolina Electric & Gas Co.	5.450%	2/1/41	300	363
South Carolina Electric & Gas Co.	4.350%	2/1/42	32,687	34,644
South Carolina Electric & Gas Co.	4.600%	6/15/43	300	329
South Carolina Electric & Gas Co.	4.100%	6/15/46	6,470	6,752
South Carolina Electric & Gas Co.	4.500%	6/1/64	19,430	20,045
Southern California Edison Co.	6.000%	1/15/34	19,095	24,869
Southern California Edison Co.	5.950%	2/1/38	16,100	21,391
Southern California Edison Co.	6.050%	3/15/39	845	1,137
Southern California Edison Co.	4.500%	9/1/40	12,000	13,610
Southern California Edison Co.	3.900%	12/1/41	500	527
Southern California Edison Co.	4.050%	3/15/42	800	865
Southern California Edison Co.	3.900%	3/15/43	18,480	19,574
Southern California Edison Co.	4.650%	10/1/43	27,150	31,974
Southern Co.	4.400%	7/1/46	19,595	20,694
Southwestern Public Service Co.	4.500%	8/15/41	24,055	26,983
Tampa Electric Co.	6.150%	5/15/37	32,050	41,310
Tampa Electric Co.	4.100%	6/15/42	1,010	1,042
Union Electric Co.	3.900%	9/15/42	500	527
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	75,275
Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,699
Westar Energy Inc.	4.125%	3/1/42	1,175	1,238
Westar Energy Inc.	4.625%	9/1/43	1,300	1,460
Wisconsin Electric Power Co.	5.625%	5/15/33	550	678

Natural Gas (0.1%)
Atmos Energy Corp.	4.150%	1/15/43	1,500	1,584
Atmos Energy Corp.	4.125%	10/15/44	1,000	1,046
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,800	2,158
Southern California Gas Co.	5.125%	11/15/40	2,922	3,564
Southern Co. Gas Capital Corp.	3.950%	10/1/46	700	696
Southwest Gas Corp.	3.800%	9/29/46	3,485	3,429

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	1,000	1,402
				2,120,935
Total Corporate Bonds (Cost $10,170,073)				11,446,063
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
7 Bermuda	3.717%	1/25/27	1,000	1,001
4 CDP Financial Inc.	5.600%	11/25/39	15,000	19,891
4 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	700	891
4 Electricite de France SA	4.950%	10/13/45	39,740	42,329
Federative Republic of Brazil	5.625%	1/7/41	300	290
Kingdom of Saudi Arabia	2.375%	10/26/21	3,750	3,737
Nexen Energy ULC	6.400%	5/15/37	1,800	2,288
4 OCP SA	5.625%	4/25/24	275	296

7 Oriental Republic of Uruguay	5.100%	6/18/50	1,125	1,122
Pertamina Persero PT	6.000%	5/3/42	650	682
4 Pertamina Persero PT	6.450%	5/30/44	300	338
Petrobras Global Finance BV	6.250%	3/17/24	190	187
Petrobras Global Finance BV	8.750%	5/23/26	360	405
Petrobras International Finance Co. SA	5.750%	1/20/20	350	361
Petroleos Mexicanos	5.500%	1/21/21	1,320	1,405
4 Petroleos Mexicanos	6.375%	2/4/21	365	398
Petroleos Mexicanos	6.375%	2/4/21	75	82
Province of Ontario	2.500%	4/27/26	500	506
Quebec	7.500%	9/15/29	11,025	16,230
Republic of Colombia	6.125%	1/18/41	1,185	1,368
5 Republic of Indonesia	3.750%	6/14/28	400	471
4 Republic of Indonesia	6.750%	1/15/44	950	1,253
Republic of Kazakhstan	4.875%	10/14/44	325	328
Republic of Panama	9.375%	4/1/29	370	563
Republic of Peru	5.625%	11/18/50	250	320
Republic of Poland	5.125%	4/21/21	3,200	3,612
5 Republic of Romania	2.750%	10/29/25	500	588
Republic of South Africa	5.000%	10/12/46	500	484
Republic of Turkey	7.375%	2/5/25	300	351
Republic of Turkey	4.875%	4/16/43	1,550	1,376
4 Saudi Government International Bond	4.500%	10/26/46	53,215	52,414
State of Israel	2.875%	3/16/26	155	159
State of Israel	4.500%	1/30/43	4,300	4,742
4 State of Qatar	4.625%	6/2/46	21,035	22,139
Statoil ASA	5.100%	8/17/40	16,835	19,622
Statoil ASA	4.250%	11/23/41	10,630	10,992
Statoil ASA	3.950%	5/15/43	38,995	39,103
Statoil ASA	4.800%	11/8/43	18,740	21,259
4 Temasek Financial I Ltd.	3.375%	7/23/42	2,900	2,987
United Mexican States	4.750%	3/8/44	475	476
United Mexican States	5.750%	10/12/10	715	732
Total Sovereign Bonds (Cost $263,218)				277,778
Taxable Municipal Bonds (13.9%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,043
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.620%	5/1/22	1,930	2,051
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	46,000	58,238
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	12,420	15,889
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	44,640	63,881
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	25,730	37,398
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	21,096
California GO	7.500%	4/1/34	16,555	24,523
California GO	7.550%	4/1/39	55,350	85,691
California GO	7.300%	10/1/39	105,545	155,812
California GO	7.350%	11/1/39	3,645	5,394
California GO	7.625%	3/1/40	30,135	46,345
California GO	7.600%	11/1/40	70,320	110,783
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	1,200	1,806

	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	15,710	21,764
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	26,520	34,218
	Chicago Transit Authority	6.899%	12/1/40	980	1,264
	Clark County NV Airport System Revenue	6.820%	7/1/45	5,700	8,544
	Commonwealth Financing Authority	4.144%	6/1/38	17,060	17,160
9	Commonwealth Financing Authority
	Pennsylvania Revenue	5.197%	6/1/26	19,975	22,312
	Commonwealth of Massachusetts	3.277%	6/1/46	8,425	8,406
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	280
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	200	252
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	4.814%	10/1/14	2,000	2,219
	Duke University North Carolina Revenue	5.850%	4/1/37	30,450	41,287
	George Washington University District of
	Columbia GO	4.300%	9/15/44	3,000	3,186
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	42,080	55,092
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	2,000	2,590
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,500	1,878
	Houston TX GO	6.290%	3/1/32	23,110	28,738
2	Illinois GO	5.100%	6/1/33	19,645	18,768
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	19,300	25,051
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	2,500	2,708
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	26,000	28,662
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	400	515
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	1,200	1,575
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	31,480	46,304
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,900	2,856
	Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	24,623
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,815	14,040
	Los Angeles CA Unified School District GO	6.758%	7/1/34	61,235	86,700
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	15,100	19,402
	Mississippi GO	5.539%	10/1/29	1,500	1,872
10	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	21,152	26,337
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	52,934	80,349
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	62,755	92,412
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	17,360
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	25,280
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,718
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	7,225	8,400

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	45,278
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,661
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	66,105	101,575
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,928
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	9,064
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	19,595	25,260
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	2,000	2,614
New York State GO	5.590%	3/1/35	1,000	1,228
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	25,471	38,100
Ohio State University General Receipts
Revenue	4.910%	6/1/40	12,300	15,069
Ohio State University General Receipts
Revenue	4.800%	6/1/11	20,231	21,893
Oregon GO	5.892%	6/1/27	14,590	18,530
Oregon School Boards Association GO	4.759%	6/30/28	10,000	11,539
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	20,335	26,776
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	21,245	27,184
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	15,250	19,513
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	2,000	2,391
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	9,260	10,337
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	25,005	29,685
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	31,390	34,286
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	17,450	17,244
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	10,450	14,201
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	13,370	15,241
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,400	2,090
Texas Transportation Commission Revenue	5.178%	4/1/30	3,690	4,607
University of California	3.931%	5/15/45	17,840	18,454
University of California Regents Medical
Center Revenue	6.548%	5/15/48	25,770	35,817
University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,695	12,096
University of California Revenue	4.601%	5/15/31	11,165	12,759
University of California Revenue	5.770%	5/15/43	5,155	6,645
University of California Revenue	4.765%	5/15/44	9,290	10,076
University of California Revenue	4.858%	5/15/12	31,025	32,395
University of California Revenue	4.767%	5/15/15	14,875	15,377
University of North Carolina at Chapel Hill	3.327%	12/1/36	9,715	10,071

University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	14,879
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	10,911
Washington GO	5.481%	8/1/39	900	1,178
Washington University Revenue	4.072%	10/15/44	1,000	1,120
9 Wisconsin GO	5.700%	5/1/26	2,300	2,778
Total Taxable Municipal Bonds (Cost $1,719,783)				2,101,922
			Shares
Temporary Cash Investments (3.6%)
Money Market Fund (2.0%)
11 Vanguard Market Liquidity Fund	0.718%		2,957,657	295,795

			Face
			Amount
			($000)
Repurchase Agreements (1.6%)
Bank of America Securities, LLC
(Dated 10/31/16, Repurchase Value
$13,800,000, collateralized by Government
National Mortgage Assn. 3.500%, 4/20/46,
with a value of $14,076,000)	0.330%	11/1/16	13,800	13,800
Bank of Montreal
(Dated 10/31/16, Repurchase Value
$6,000,000, collateralized by U.S. Treasury
Note/Bond 2.500%, 8/15/23, with a value of
$6,120,000)	0.310%	11/1/16	6,000	6,000
Barclays Capital Inc.
(Dated 10/31/16, Repurchase Value
$9,500,000, collateralized by U.S. Treasury
Note/Bond 1.750%-7.125%, 11/15/18-
2/15/25, with a value of $9,690,000)	0.320%	11/1/16	9,500	9,500
Citigroup Global Markets Inc.
(Dated 10/31/16, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Note/Bond 0.000%-3.625%,
7/20/17-3/31/21, with a value of
$102,000,000)	0.320%	11/1/16	100,000	100,000
RBC Capital Markets LLC
(Dated 10/31/16, Repurchase Value
$35,300,000, collateralized by Federal
Home Loan Mortgage Corp. 2.904%-
4.000%, 6/1/37-11/1/46, Federal National
Mortgage Assn. 2.600%-4.500%, 11/1/34-
9/1/46, Government National Mortgage
Assn. 3.500%, 10/20/46, with a value of
$36,006,000)	0.320%	11/1/16	35,300	35,300
Wells Fargo & Co.
(Dated 10/31/16, Repurchase Value
$84,501,000, collateralized by Federal
National Mortgage Assn. 3.000%, 11/1/42,
with a value of $86,190,000)	0.340%	11/1/16	84,500	84,500
				249,100
Total Temporary Cash Investments (Cost $544,866)				544,895

			Notional
			Amount
	Counterparty		($000)
Swaptions Purchased (0.0%)
Put Swaptions on CDX.NA.IG.S27.V1 5-
Year Index, Strike: 85% (Cost $6)	JPMC	11/16/16	8,120	4
Total Investments (98.9%) (Cost $13,292,449)				15,005,500

		Expiration Date	Contracts
Liabilities for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		11/25/16	21	(2)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.00		11/25/16	55	(21)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		11/25/16	16	(4)
Total Options on Futures Written (Premiums received $29)				(27)
			Notional
			Amount
	Counterparty		($000)
Written Swaptions (0.0%)
Call Swaptions on CDX. CDX.NA.IG.S27.V1
5-Year Index, Strike: 70%	JPMC	11/16/16	8,120	-
Put Swaptions on CDX. CDX.NA.IG.S27.V1
5-Year Index, Strike: 80%	JPMC	11/16/16	8,120	(10)
Total Credit Default Swaptions Written (Premium received $13)				(10)
Total Liabilities on Options Written (0.0%) (Premiums received $42)				(37)
Other Assets and Liabilities-Net (1.1%)				167,216
Net Assets (100%)				15,172,679

1 Securities with a value of $41,776,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $10,851,000 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $641,561,000, representing 4.2% of net assets.
5 Face amount denominated in euro.
6 Face amount denominated in British pounds.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Adjustable-rate security.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

10 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	634,838	—
Corporate Bonds	—	11,446,063	—
Sovereign Bonds	—	277,778	—
Taxable Municipal Bonds	—	2,101,922	—
Temporary Cash Investments	295,795	249,100	—
Options Purchased	—	4	—
Liability for Options Written	(27)	(10)	—
Futures Contracts—Assets[1]	2,050	—	—
Futures Contracts—Liabilities[1]	(1,341)	—	—

Forward Currency Contracts—Assets	—	376	—
Forward Currency Contracts—Liabilities	—	(113)	—
Swap Contracts—Assets	20[1]	9,681	—
Swap Contracts—Liabilities	(1,034)[1]	(366)	—
Total	295,463	14,719,273	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2016	6,625	858,766	(8,230)
5-Year U.S. Treasury Note	December 2016	(2,691)	(325,064)	1,650
Ultra Long U.S. Treasury Bond	December 2016	1,138	200,217	(11,276)
30-Year U.S. Treasury Bond	December 2016	(927)	(150,840)	3,339
2-Year U.S. Treasury Note	December 2016	(105)	(22,905)	7
Ultra 10-Year U.S. Treasury Note	December 2016	124	17,548	(178)
Euro-Buxl	December 2016	(61)	(12,045)	693
Euro-Bund	December 2016	(15)	(2,670)	38
Euro-Bobl	December 2016	(12)	(1,727)	6
Long Gilt	December 2016	(10)	(1,534)	73
				(13,878)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	11/2/16	EUR	5,637	USD	6,122	65
Citibank, N.A.	11/2/16	GBP	1,540	USD	1,866	18
Credit Suisse International	11/2/16	EUR	505	USD	566	(12)
BNP Paribas	11/2/16	EUR	458	USD	508	(5)
Goldman Sachs Bank AG	11/2/16	EUR	61	USD	68	(1)
Morgan Stanley Capital Services LLC	11/2/16	EUR	58	USD	66	(1)
Morgan Stanley Capital Services LLC	12/2/16	EUR	51	USD	56	—
Citibank, N.A.	11/2/16	EUR	42	USD	47	(1)
JPMorgan Chase Bank N.A.	11/2/16	EUR	38	USD	43	(1)
JPMorgan Chase Bank N.A.	11/2/16	GBP	19	USD	24	—
Citibank, N.A.	11/2/16	GBP	12	USD	15	—
Citibank, N.A.	11/2/16	USD	7,566	EUR	6,734	173
Citibank, N.A.	12/2/16	USD	6,130	EUR	5,636	(65)
Citibank, N.A.	11/2/16	USD	2,040	GBP	1,571	118
Citibank, N.A.	12/2/16	USD	1,867	GBP	1,540	(19)
Goldman Sachs Bank AG	12/2/16	USD	772	EUR	708	(7)
Bank of America N.A	12/2/16	USD	179	EUR	164	(1)
JPMorgan Chase Bank N.A.	11/2/16	USD	73	EUR	65	2
JPMorgan Chase Bank N.A.	12/2/16	USD	33	EUR	31	—
						263
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Schedule of Investments as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended October 31, 2016, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	($000)	($000)	(%)	($000)
Credit Protection Purchased
CDX-NA-IG-S26-V1	6/20/21	ICE	28,900	347	(1.000)	(19)
CDX-NA-IG-S27-V1	12/20/21	CME	14,300	137	(1.000)	(12)
			43,200			(31)
Credit Protection Sold
CDX-NA-IG-S27-V1	12/20/21	ICE	129,800	(1,254)	1.000	92
CDX-NA-IG-S27-V1	12/20/21	CME	2,033,000	(24,826)	1.000	(3,652)
			2,162,800			(3,560)
CME—Chicago Mercantile Exchange.
ICE—Intercontinental Exchange.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

CDX-NA-IG-S16-VI-10Y	6/20/21	GSI	150,000	2,251	1.000	3,592

CDX-NA-IG-S19-VI-10Y	12/20/22	BOANA	275,000	6,406	1.000	6,003

Federation of Malaysia/A3	12/20/21	JPMC	1,750	24	1.000	2

Federation of Malaysia/A3	12/20/21	BNPSW	4,950	63	1.000	—

Federation of Malaysia/A3	12/20/21	DBAG	350	6	1.000	1

People's Republic of China/Aa3	12/20/21	BNPSW	4,067	17	1.000	(5)

People's Republic of China/Aa3	12/20/21	BOANA	8,000	24	1.000	(20)

People's Republic of China/Aa3	12/20/21	BOANA	7,000	21	1.000	(17)

Republic of Chile/Aa3	12/20/21	BNPSW	1,180	(13)	1.000	(8)

Republic of Chile/Aa3	12/20/21	BOANA	10,950	(47)	1.000	2
Republic of Chile/Aa3	12/20/21	BARC	1,180	(5)	1.000	1
Republic of Chile/Aa3	12/20/21	BARC	590	(1)	1.000	1
Republic of Colombia/A1	12/20/21	BNPSW	360	16	1.000	3
Republic of Peru/A3	12/20/21	CITNA	2,225	25	1.000	18
Republic of Philippines/Baa2	12/20/21	CITNA	1,000	10	1.000	2
Republic of Turkey/Ba1	12/20/16	BNPSW	2,000	—	1.000	2
Russian Federation/Ba1	6/20/17	GSCM	400	6	1.000	7
Russian Federation/Ba1	6/20/17	GSCM	200	3	1.000	4
United Mexican States/A3	12/20/21	BARC	1,050	27	1.000	9
United Mexican States/A3	12/20/21	JPMC	700	24	1.000	5
United Mexican States/A3	12/20/21	GSI	650	22	1.000	5
United Mexican States/A3	12/20/21	BARC	1,865	65	1.000	16
United Mexican States/A3	12/20/21	GSI	1,000	35	1.000	8
			476,467			9,631

Credit Protection Purchased
CMBX-NA-AAA-9	9/17/58	CSFBI	1,690	(69)	(0.500)	(16)
CMBX-NA-AAA-9	9/17/58	GSI	340	(14)	(0.500)	(4)
CMBX-NA-AAA-9	9/17/58	CSFBI	420	(17)	(0.500)	(4)
Federative Republic of Brazil	6/20/21	DBAG	1,400	(170)	(1.000)	(86)
Federative Republic of Brazil	12/20/20	GSCM	698	(88)	(1.000)	(56)
Federative Republic of Brazil	12/20/20	BARC	300	(35)	(1.000)	(22)
Federative Republic of Brazil	12/20/25	GSCM	315	(76)	(1.000)	(25)
Federative Republic of Brazil	12/20/25	BOANA	315	(82)	(1.000)	(31)
Republic of Colombia	6/20/21	JPMC	1,302	(83)	(1.000)	(53)
Republic of South Africa	12/20/20	JPMC	500	(33)	(1.000)	(14)
Republic of Turkey	6/20/21	JPMC	250	(19)	(1.000)	(5)
			7,530			(316)
						(9,315)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps

				Fixed Interest
				Rate	Floating	Unrealized
	Future		Notional	Received	Interest Rate	Appreciation
Termination	Effective		Amount	(Paid)	Received	(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)	($000)

2/28/21	2/28/17[1]	LCH	4,550	(1,177)	0.000[2]	22

LCH—London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2016, counterparties had deposited in segregated accounts securities with a value of $2,228,000 in connection with open swap and contracts.

H. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs,

OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Schedule of Investments as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Schedule of Investments as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

I. At October 31, 2016, the cost of investment securities for tax purposes was $12,299,139,000. Net unrealized appreciation of investment securities for tax purposes was $1,706,356,000, consisting of unrealized gains of $1,735,330,000 on securities that had risen in value since their purchase and $28,973,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
Conventional Mortgage-Backed Securities (96.6%)
1,2,3Fannie Mae Pool		2.500%	11/1/31–11/1/46	1,578,437	1,624,417
1,2	Fannie Mae Pool	2.710%	9/1/31	7,110	7,190
1,2	Fannie Mae Pool	3.000%	4/1/25–11/1/46	1,444	2,284
1,2	Fannie Mae Pool	3.220%	12/1/26	5,694	6,118
1,2	Fannie Mae Pool	3.230%	2/1/27–8/1/27	5,327	5,729
1,2	Fannie Mae Pool	3.240%	1/1/27	3,800	4,087
1,2	Fannie Mae Pool	3.250%	11/1/23	9,528	10,186
1,2	Fannie Mae Pool	3.270%	12/1/23–7/1/30	51,693	55,326
1,2	Fannie Mae Pool	3.300%	12/1/23	5,912	6,341
1,2	Fannie Mae Pool	3.320%	7/1/23–7/1/30	15,251	16,420
1,2	Fannie Mae Pool	3.340%	4/1/24	11,942	12,805
1,2	Fannie Mae Pool	3.350%	7/1/27–11/1/30	19,442	21,012
1,2	Fannie Mae Pool	3.360%	11/1/23–12/1/23	18,772	20,186
1,2	Fannie Mae Pool	3.370%	3/1/24–7/1/25	7,765	8,350
1,2	Fannie Mae Pool	3.380%	1/1/27–7/1/27	7,722	8,387
1,2	Fannie Mae Pool	3.410%	11/1/23–7/1/27	11,879	12,860
1,2	Fannie Mae Pool	3.415%	11/1/23	6,445	6,948
1,2	Fannie Mae Pool	3.430%	6/1/30	1,319	1,440
1,2	Fannie Mae Pool	3.440%	1/1/24	5,858	6,334
1,2	Fannie Mae Pool	3.450%	1/1/24	22,749	24,609
1,2	Fannie Mae Pool	3.460%	9/1/23–9/1/29	104,246	112,744
1,2	Fannie Mae Pool	3.470%	11/1/23–1/1/24	6,254	6,768
1,2	Fannie Mae Pool	3.480%	1/1/24	4,410	4,778
1,2	Fannie Mae Pool	3.490%	7/1/30	9,985	10,935
1,2	Fannie Mae Pool	3.500%	2/1/27–11/1/46	4,920	5,235
1,2	Fannie Mae Pool	3.510%	12/1/23–1/1/24	27,660	29,980
1,2	Fannie Mae Pool	3.520%	1/1/24	4,810	5,222
1,2	Fannie Mae Pool	3.530%	2/1/24	7,533	8,173
1,2	Fannie Mae Pool	3.540%	8/1/23–6/1/30	33,379	36,215
1,2	Fannie Mae Pool	3.550%	10/1/23–5/1/26	40,520	44,086
1,2	Fannie Mae Pool	3.560%	12/1/23–1/1/24	6,768	7,358
1,2	Fannie Mae Pool	3.570%	12/1/23–3/1/24	39,677	42,998
1,2	Fannie Mae Pool	3.580%	2/1/24–1/1/31	54,806	60,033
1,2	Fannie Mae Pool	3.590%	7/1/23–9/1/30	52,994	58,238
1,2	Fannie Mae Pool	3.600%	12/1/23–4/1/28	8,403	9,139
1,2	Fannie Mae Pool	3.610%	8/1/23–10/1/29	35,820	38,476
1,2	Fannie Mae Pool	3.620%	2/1/24	8,067	8,788
1,2	Fannie Mae Pool	3.640%	10/1/23–1/1/24	16,372	17,838
1,2	Fannie Mae Pool	3.650%	8/1/23–11/1/23	23,067	25,126
1,2	Fannie Mae Pool	3.660%	11/1/23	2,592	2,828
1,2	Fannie Mae Pool	3.665%	1/1/24	37,041	40,479
1,2	Fannie Mae Pool	3.670%	8/1/23–3/1/28	22,748	24,798
1,2	Fannie Mae Pool	3.680%	10/1/23–1/1/24	15,477	16,904
1,2	Fannie Mae Pool	3.690%	1/1/24	5,652	6,158
1,2	Fannie Mae Pool	3.700%	10/1/23–12/1/25	22,103	24,131
1,2	Fannie Mae Pool	3.710%	9/1/23	7,429	8,108
1,2	Fannie Mae Pool	3.725%	10/1/23	3,406	3,723
1,2	Fannie Mae Pool	3.750%	9/1/23–7/1/25	9,972	10,952
1,2	Fannie Mae Pool	3.755%	8/1/25	7,024	7,766

1,2	Fannie Mae Pool	3.760%	3/1/24–1/1/26	8,152	8,974
1,2	Fannie Mae Pool	3.765%	12/1/25	42,997	47,647
1,2	Fannie Mae Pool	3.790%	8/1/25	2,516	2,785
1,2	Fannie Mae Pool	3.800%	10/1/23	7,329	8,040
1,2	Fannie Mae Pool	3.820%	11/1/25–11/1/25	10,937	12,156
1,2	Fannie Mae Pool	3.830%	2/1/24–6/1/34	19,524	21,554
1,2	Fannie Mae Pool	3.840%	1/1/24	2,937	3,234
1,2	Fannie Mae Pool	3.855%	12/1/25	6,600	7,352
1,2	Fannie Mae Pool	3.860%	11/1/23	3,435	3,772
1,2	Fannie Mae Pool	3.870%	10/1/25	11,226	12,509
1,2	Fannie Mae Pool	3.890%	5/1/30	14,403	16,211
1,2	Fannie Mae Pool	3.910%	11/1/25	13,000	14,513
1,2	Fannie Mae Pool	3.930%	10/1/23–3/1/26	22,658	25,106
1,2	Fannie Mae Pool	3.940%	8/1/25	12,155	13,575
1,2	Fannie Mae Pool	3.960%	12/1/25–5/1/34	7,545	8,541
1,2	Fannie Mae Pool	3.970%	7/1/23–5/1/29	7,511	8,441
1,2	Fannie Mae Pool	3.990%	9/1/25	9,444	10,218
1,2	Fannie Mae Pool	4.000%	5/1/46–6/1/46	11,406	12,280
1,2	Fannie Mae Pool	4.060%	9/1/25–3/1/29	15,623	17,760
1,2	Fannie Mae Pool	4.070%	1/1/26	2,284	2,572
1,2	Fannie Mae Pool	4.080%	2/1/29	2,984	3,402
1,2	Fannie Mae Pool	4.150%	10/1/28–1/1/31	75,290	86,363
1,2	Fannie Mae Pool	4.180%	11/1/30	30,007	34,186
1,2	Fannie Mae Pool	4.190%	10/1/23	727	811
1,2	Fannie Mae Pool	4.210%	1/1/26	988	1,120
1,2	Fannie Mae Pool	4.250%	10/1/28–9/1/33	4,645	5,193
1,2	Fannie Mae Pool	4.280%	11/1/28	5,389	6,208
1,2	Fannie Mae Pool	4.380%	10/1/28	9,876	11,435
1,2	Fannie Mae Pool	4.400%	8/1/28	2,230	2,584
1,2	Fannie Mae Pool	4.500%	7/1/39–12/1/46	69,382	76,713
1,2	Fannie Mae Pool	5.180%	2/1/26	2,964	3,490
1,2	Fannie Mae Pool	6.000%	7/1/22	7	8
1,2	Fannie Mae Pool	6.500%	2/1/29–5/1/40	4,100	4,724
1,2	Freddie Mac Gold Pool	3.500%	3/1/46–11/1/46	1,279	1,389
1,2	Freddie Mac Gold Pool	4.000%	11/1/33–11/1/46	10,245	14,372
1,2,3	Freddie Mac Gold Pool	4.500%	4/1/23–11/1/46	502,387	551,158
1,2	Freddie Mac Gold Pool	5.000%	6/1/29–8/1/44	45,961	51,005
1	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	124,003	125,527
1	Ginnie Mae I Pool	3.000%	1/15/26–11/1/46	1,485,071	1,551,154
1	Ginnie Mae I Pool	3.500%	7/15/39–11/1/46	1,016,793	1,086,380
1	Ginnie Mae I Pool	3.750%	7/15/42	4,132	4,465
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	8,265	9,041
1	Ginnie Mae I Pool	4.000%	6/15/19–11/1/46	1,408,655	1,525,047
1	Ginnie Mae I Pool	4.500%	5/15/19–1/15/45	988,995	1,095,540
1	Ginnie Mae I Pool	5.000%	1/15/30–11/1/46	958,029	1,071,638
1	Ginnie Mae I Pool	5.500%	9/15/23–11/1/46	565,549	636,585
1	Ginnie Mae I Pool	6.000%	1/15/19–11/1/46	320,782	360,993
1	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	233,610	260,226
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	68,068	80,187
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	59	62
1,4	Ginnie Mae I Pool	7.500%	10/15/31	26,156	30,311
1	Ginnie Mae I Pool	7.750%	2/15/27	25	26
1	Ginnie Mae I Pool	8.000%	8/15/31	9,867	11,491
1	Ginnie Mae I Pool	8.500%	11/15/16–6/15/28	1,405	1,494
1	Ginnie Mae I Pool	9.000%	11/15/16–5/15/21	51	57
1	Ginnie Mae I Pool	9.500%	12/15/16–8/15/21	395	413
1	Ginnie Mae I Pool	10.000%	11/15/17–7/15/19	6	7

1	Ginnie Mae I Pool	11.000%	2/15/18	1	1
1,3	Ginnie Mae II Pool	2.500%	11/20/42–11/1/46	282,104	285,260
1,3	Ginnie Mae II Pool	3.000%	9/20/42–12/1/46	4,716,730	4,912,527
1	Ginnie Mae II Pool	3.500%	11/20/26–11/20/46	5,320,860	5,649,143
1	Ginnie Mae II Pool	4.000%	4/20/39–11/1/46	2,062,189	2,213,359
1	Ginnie Mae II Pool	4.500%	12/20/32–10/20/45	936,142	1,018,252
1	Ginnie Mae II Pool	5.000%	10/20/32–11/1/46	453,973	494,602
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	49,063	54,382
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	64,451	72,911
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	1,732	1,976
1	Ginnie Mae II Pool	7.000%	10/20/25	16	17
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	143	164
1	Ginnie Mae II Pool	8.500%	1/20/17–1/20/17	1	1
1	Ginnie Mae II Pool	10.000%	3/20/18–8/20/18	4	3
					26,203,649
Nonconventional Mortgage-Backed Securities (2.4%)
1,2	Fannie Mae Pool	2.334%	8/1/43	17,766	18,177
1,2	Fannie Mae Pool	2.784%	9/1/44	20,180	20,867
1,2	Fannie Mae REMICS	3.000%	11/25/42–6/25/43	76,392	71,029
1,2	Fannie Mae REMICS	3.500%	7/25/43	20,053	20,423
1,2	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	6,609	7,532
1,2	Freddie Mac Non Gold Pool	2.279%	8/1/43	30,324	30,932
1,2	Freddie Mac Non Gold Pool	2.306%	9/1/43	11,457	11,681
1,2	Freddie Mac Non Gold Pool	2.737%	10/1/44	37,424	38,432
1,2	Freddie Mac Non Gold Pool	2.819%	10/1/44	17,607	18,107
1,2	Freddie Mac Non Gold Pool	2.826%	7/1/44	14,406	14,819
1,2	Freddie Mac Non Gold Pool	2.918%	4/1/44	20,348	20,873
1,2	Freddie Mac Non Gold Pool	2.931%	9/1/44	11,946	12,246
1,2	Freddie Mac Non Gold Pool	3.116%	10/1/44	25,990	26,894
1,2	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	99,870	96,847
1,2	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	18,644	21,410
1,5	Ginnie Mae REMICS	0.726%	2/20/37	4,707	4,662
1	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	44,270	40,767
1	Ginnie Mae REMICS	3.000%	3/20/40–8/20/44	62,434	61,966
1	Ginnie Mae REMICS	3.250%	8/20/44	7,657	7,431
1	Ginnie Mae REMICS	3.500%	7/20/43	23,327	24,769
1	Ginnie Mae REMICs	3.500%	9/20/44	8,261	8,910
1	Ginnie Mae REMICS	4.500%	6/20/39	4,907	5,465
1	Ginnie Mae REMICS	5.000%	6/16/37	20,267	22,969
1	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	24,598	27,590
1,5	Government National Mortgage Assn.	2.700%	5/16/35	14,251	14,391
					649,189
Total U.S. Government and Agency Obligations (Cost $26,324,004)					26,852,838

Temporary Cash Investments (7.3%)

			Shares
Money Market Fund (4.9%)
6 Vanguard Market Liquidity Fund
(Cost $1,323,210)	0.718%		13,232,095	1,323,342

			Face
			Amount
			($000)
Repurchase Agreements (1.4%)
Bank of America Securities, LLC
(Dated 10/31/16, Repurchase Value
$65,201,000, collateralized by Government
National Mortgage Assn., 4.000%,
11/20/45, with a value of $66,504,000)	0.330%	11/1/16	65,200	65,200
Bank of Montreal
(Dated 10/31/16, Repurchase Value
$8,400,000, collateralized by U.S. Treasury
Note/Bond 0.750%-3.000%, 1/31/18-
11/15/45, with a value of $8,568,000)	0.310%	11/1/16	8,400	8,400
Bank of Nova Scotia
(Dated 10/31/16, Repurchase Value
$15,000,000, collateralized by U.S.
Treasury Note/Bond 1.250%-2.125%,
10/31/18-5/15/25, with a value of
$15,300,000)	0.300%	11/1/16	15,000	15,000
Barclays Capital Inc.
(Dated 10/31/16, Repurchase Value
$38,000,000, collateralized by U.S.
Treasury Note/Bond 0.000%-2.750%,
1/12/17-11/15/42, with a value of
$39,066,000)	0.320%	11/1/16	38,300	38,300
Citigroup Global Markets Inc.
(Dated 10/31/16, Repurchase Value
$6,600,000, collateralized by U.S. Treasury
Note/Bond 0.625%-1.375%, 6/30/17-
5/31/21, with a value of $6,732,000)	0.320%	11/1/16	6,600	6,600
Credit Suisse Securities (USA), LLC
(Dated 10/31/16, Repurchase Value
$5,200,000, collateralized by U.S. Treasury
Note/Bond 0.750%, 2/15/19, with a value of
$5,306,000)	0.310%	11/1/16	5,200	5,200
HSBC Bank USA
(Dated 10/31/16, Repurchase Value
$75,001,000, collateralized by Federal
National Mortgage Assn. 3.500%, 11/1/42-
7/1/46, with a value of $76,501,000)	0.300%	11/1/16	75,000	75,000

Societe Generale
(Dated 10/31/16, Repurchase Value
$22,600,000, collateralized by Federal
Home Loan Mortgage Corp., 2.842%,
11/1/44, Federal National Mortgage Assn.
1.125%-4.000%, 9/6/19-1/1/44,
Government National Mortgage Assn.,
3.500%, 6/20/46, and U.S. Treasury
Note/Bond 1.000%-4.500%, 12/31/17-
2/15/36, with a value of $23,052,000)	0.330%	11/1/16	22,600	22,600
TD Securities (USA) LLC
(Dated 10/31/16, Repurchase Value
$70,301,000, collateralized by U.S.
Treasury Note/Bond 0.875%-3.125%,
7/15/18-2/15/43, with a value of
$71,706,000)	0.320%	11/1/16	70,300	70,300
Wells Fargo & Co.
(Dated 10/31/16, Repurchase Value
$69,801,000, collateralized by Federal
Home Loan Mortgage Corp., 3.500%,
3/1/42, and Federal National Mortgage
Assn. 3.000%, 11/1/42, with a value of
$71,196,000)	0.340%	11/1/16	69,800	69,800
Total Repurchase Agreements (Cost $376,400)				376,400
U.S. Government and Agency Obligations (1.0%)
United States Treasury Bill (Cost $279,997)	0.170%	11/3/16	280,000	279,997
Total Temporary Cash Investments (Cost $1,979,607)				1,979,739
Total Investments (106.3%) (Cost $28,303,611)				28,832,577

Other Assets and Liabilities-Net (-6.3%)7				(1,700,334)
Net Assets (100%)				27,132,243

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2016.
4 Securities with a value of $21,522,000 have been segregated as initial margin for open futures contracts.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Cash of $12,208,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard

GNMA Fund

Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

GNMA Fund

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	26,852,838	—
Temporary Cash Investments	1,323,342	656,397	—
Futures Contracts—Liabilities[1]	(874)	—	—
Total	1,322,468	27,509,235	—

1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
30-Year U.S. Treasury Note	December 2016	(1,365)	(222,111)	(5,497)
10-Year U.S. Treasury Note	December 2016	(1,900)	(246,288)	(1,280)
				(6,777)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

GNMA Fund

G. At October 31, 2016, the cost of investment securities for tax purposes was $28,312,333,000. Net unrealized appreciation of investment securities for tax purposes was $520,244,000, consisting of unrealized gains of $571,665,000 on securities that had risen in value since their purchase and $51,421,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (18.0%)
U.S. Government Securities (17.9%)
1	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/17	1,736,207	1,844,846
	United States Treasury Inflation Indexed
	Bonds	2.625%	7/15/17	592,876	708,355
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	600,969	635,915
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/26	19,072	19,217
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	105,308	115,559
	United States Treasury Note/Bond	0.500%	3/31/17	58,981	58,991
	United States Treasury Note/Bond	0.500%	7/31/17	98,626	98,549
	United States Treasury Note/Bond	0.625%	7/31/17	50,600	50,600
	United States Treasury Note/Bond	0.875%	11/30/17	100,000	100,141
	United States Treasury Note/Bond	1.000%	3/15/18	13,653	13,696
	United States Treasury Note/Bond	0.875%	3/31/18	100,000	100,141
	United States Treasury Note/Bond	0.625%	4/30/18	150,000	149,625
	United States Treasury Note/Bond	0.750%	4/30/18	150,000	149,907
	United States Treasury Note/Bond	1.000%	9/15/18	47,300	47,411
	United States Treasury Note/Bond	1.250%	10/31/18	160,900	162,081
	United States Treasury Note/Bond	1.250%	11/15/18	280,500	282,517
	United States Treasury Note/Bond	1.250%	12/15/18	72,800	73,323
1	United States Treasury Note/Bond	1.500%	12/31/18	311,400	315,292
	United States Treasury Note/Bond	1.125%	1/15/19	422,900	424,816
	United States Treasury Note/Bond	1.250%	1/31/19	211,000	212,549
2	United States Treasury Note/Bond	0.750%	2/15/19	737,700	734,934
	United States Treasury Note/Bond	1.500%	2/28/19	190,000	192,493
	United States Treasury Note/Bond	1.000%	3/15/19	376,900	377,488
	United States Treasury Note/Bond	1.625%	3/31/19	350,000	355,687
	United States Treasury Note/Bond	0.875%	4/15/19	410,000	409,360
	United States Treasury Note/Bond	0.875%	5/15/19	118,000	117,778
	United States Treasury Note/Bond	0.875%	6/15/19	123,000	122,731
	United States Treasury Note/Bond	1.625%	6/30/19	355,735	361,850
	United States Treasury Note/Bond	0.750%	7/15/19	515,863	512,964
	United States Treasury Note/Bond	0.750%	8/15/19	633,816	629,855
	United States Treasury Note/Bond	1.000%	8/31/19	280,019	280,151
	United States Treasury Note/Bond	1.250%	10/31/19	100,000	100,719
	United States Treasury Note/Bond	1.625%	6/30/20	75,000	76,289
	United States Treasury Note/Bond	1.625%	7/31/20	76,000	77,283
	United States Treasury Note/Bond	2.000%	9/30/20	75,000	77,320
	United States Treasury Note/Bond	1.375%	10/31/20	100,000	100,641
3	United States Treasury Note/Bond	1.625%	11/30/20	319,000	324,085
	United States Treasury Note/Bond	1.500%	8/15/26	3,840	3,727
					10,418,886
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	12/1/16–5/1/17	116	117
4,5	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	95	96
					213

Nonconventional Mortgage-Backed Securities (0.1%)
4,5,6Fannie Mae Pool		2.343%	12/1/32	369	379
4,5,6Fannie Mae Pool		2.679%	6/1/33	2,759	2,881
4,5,6Fannie Mae Pool		2.685%	7/1/32	359	382
4,5,6Fannie Mae Pool		2.715%	9/1/32	25	27
4,5,6Fannie Mae Pool		2.779%	5/1/33	1,960	2,085
4,5,6Fannie Mae Pool		2.780%	2/1/37	1,479	1,571
4,5,6Fannie Mae Pool		3.000%	9/1/32	219	230
4,5,6Fannie Mae Pool		3.010%	8/1/37	633	661
4,5,6Fannie Mae Pool		3.035%	8/1/33	4,030	4,194
4,5,6Fannie Mae Pool		3.050%	7/1/33	2,933	3,019
4,5,6Fannie Mae Pool		3.145%	5/1/33	405	432
4,5,6Freddie Mac Non Gold Pool		2.754%	9/1/32	57	62
4,5,6Freddie Mac Non Gold Pool		2.836%	1/1/33	490	531
4,5,6Freddie Mac Non Gold Pool		2.865%	8/1/32	1,475	1,554
4,5,6Freddie Mac Non Gold Pool		2.874%	10/1/32	455	484
4,5,6Freddie Mac Non Gold Pool		3.000%	8/1/37	2,213	2,326
4,5,6Freddie Mac Non Gold Pool		3.086%	2/1/33	286	295
4,5,6Freddie Mac Non Gold Pool		3.143%	9/1/32	842	861
4,5,6Freddie Mac Non Gold Pool		3.211%	8/1/33	724	767
					22,741
Total U.S. Government and Agency Obligations (Cost $10,448,847)					10,441,840
Asset-Backed/Commercial Mortgage-Backed Securities (22.0%)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	11,675	11,715
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	4,315	4,353
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	90,765	91,025
4,6	Ally Master Owner Trust Series 2014-1	1.005%	1/15/19	14,849	14,856
4,6	American Express Credit Account Secured
	Note Trust 2012-4	1.085%	5/15/20	27,587	27,577
4,6,7American Homes 4 Rent 2014-SFR1		1.535%	6/17/31	4,739	4,725
4,6,7American Homes 4 Rent 2014-SFR1		1.885%	6/17/31	4,320	4,301
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	13,014	13,922
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,611
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	17,641	18,750
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	15,690	16,457
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	6,777	7,242
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	2,830	3,051
4,7	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	15,505	16,973
4,7	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	11,185	12,836
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	1,938	1,940
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	11,526	11,546
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	16,003	16,098
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,782
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	3,439	3,464
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,737
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	6,336	6,373
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	7,170	7,288

4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	4,900	4,931
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	9,220	9,300
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	27,200	27,260
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	7,120	7,176
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	12,055	12,267
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	8,900	9,129
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	15,470	15,527
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	9,420	9,631
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	6,820	7,041
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	15,130	15,124
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	4,770	4,820
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	5,600	5,707
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	9,390	9,719
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/8/21	24,750	24,763
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	10,170	10,209
4	AmeriCredit Automobile Receivables Trust
	2016-4	1.530%	7/8/21	14,135	14,136
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	25,630	25,654
4,7	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	13,390	13,883
4,7	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	10,140	10,240
4,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	13,740	13,745
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	18,530	18,248
4,7	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	15,105	16,140
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	15,210	15,185
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	29,200	29,728
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	34,860	35,180
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	43,123	43,460
4,7	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	21,840	22,315
4,7	Avis Budget Rental Car Funding AESOP LLC
	2016-2A	2.720%	11/20/22	15,775	15,848
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	5,068
4	Banc of America Commercial Mortgage Trust
	2007-2	5.586%	4/10/49	26,113	26,241

4	Banc of America Commercial Mortgage Trust
	2008-1	6.183%	2/10/51	57,328	59,239
4	Banc of America Commercial Mortgage Trust
	2008-1	6.227%	2/10/51	4,818	4,966
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	6,740	7,271
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.366%	9/15/48	1,600	1,620
4,8	Banc of America Funding 2006-H Trust	3.184%	9/20/46	16,282	14,024
4	Banc of America Mortgage 2003-F Trust	3.248%	7/25/33	892	895
4	Bank of America Mortgage 2002-J Trust	3.962%	9/25/32	18	18
4,6,7Bank of America Student Loan Trust 2010-1A		1.682%	2/25/43	16,865	16,559
7	Bank of Montreal	1.750%	6/15/21	22,205	22,066
	Bank of Nova Scotia	1.850%	4/14/20	18,965	19,040
	Bank of Nova Scotia	1.875%	4/26/21	20,360	20,346
7	Bank of Nova Scotia	1.875%	9/20/21	28,850	28,814
4,8	Bear Stearns ARM Trust 2006-4	3.004%	10/25/36	27,070	24,847
4,8	Bear Stearns ARM Trust 2007-3	3.163%	5/25/47	19,326	17,362
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.717%	6/11/40	14,421	14,587
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	69,224	70,766
4,6,7BMW Floorplan Master Owner Trust 2015-1A		1.035%	7/15/20	59,345	59,427
4	BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	19,460	19,534
4	BMW Vehicle Lease Trust 2016-2	1.430%	9/20/19	12,480	12,467
4	BMW Vehicle Lease Trust 2016-2	1.570%	2/20/20	11,190	11,183
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	1.057%	6/25/26	15,150	14,665
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.625%	2/25/30	25,627	25,404
4	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	9,170	9,329
4,6	Cabela's Credit Card Master Note Trust 2015-
	2	1.205%	7/17/23	25,050	24,794
4,6	Cabela's Credit Card Master Note Trust 2016-
	1	1.385%	6/15/22	45,900	45,921
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	5,658	5,537
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	10,331	10,035
4,7	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	13,690	13,934
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	8,400	8,422
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	10,730	10,787
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	6,520	6,510
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	3,180	3,170
7	Canadian Imperial Bank of Commerce	2.250%	7/21/20	22,560	22,955
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	3,557	3,560
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	13,319	13,511
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	22,285	22,310
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	15,138	15,193
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	13,543	13,666
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	11,935	12,123
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	12,097	12,123
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	6,163	6,200

4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	4,900	4,963
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	4,100	4,186
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	22,240	22,408
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	20,360	20,552
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	6,170	6,256
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	6,880	7,030
4	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	7,550	7,549
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	1,630	1,665
4	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	10,290	10,297
4	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	3,780	3,784
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	6,110	6,098
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	3,360	3,359
4,6	Capital One Multi-Asset Execution Trust 2014-
	A3	0.915%	1/18/22	35,000	35,099
4	Capital One Multi-Asset Execution Trust 2015-
	A4	2.750%	5/15/25	60,710	63,508
4	Capital One Multi-Asset Execution Trust 2015-
	A8	2.050%	8/15/23	36,040	36,514
4,6	Capital One Multi-Asset Execution Trust 2016-
	A2	1.165%	2/15/24	20,330	20,432
4,6,7CARDS II Trust 2016-1A		1.235%	7/15/21	56,125	56,328
4	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	3,608	3,636
4	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	2,530	2,539
4	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	4,730	4,756
4	CarMax Auto Owner Trust 2015-1	1.830%	7/15/20	4,400	4,441
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	5,850	5,927
4	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	9,765	9,916
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,927
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,650
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,886
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,871
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	5,740	5,717
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	4,048
4	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	20,840	20,813
4	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	9,900	9,880
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	2,005	2,003
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	21,400	21,775
4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.741%	12/15/47	14,930	17,364
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	25,640	26,531
4,6	Chase Issuance Trust 2007-C1	0.995%	4/15/19	30,415	30,406
4,6	Chase Issuance Trust 2016-A1	0.945%	5/17/21	4,782	4,801
4,7	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	90,360	90,630
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.054%	11/19/33	1,125	1,086
4,8	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.821%	3/20/36	11,812	9,571
4,8	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.995%	2/25/47	13,221	10,600
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	3,961	3,972
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	4,785	4,816
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	5,185	5,221
4,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	10,230	10,312

4,7	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	700	714
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	16,900	17,116
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	6,525	6,643
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	10,155	10,383
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	15,545	15,910
4,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	5,040	5,135
4,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	26,030	26,494
4,7	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	10,730	10,728
4,7	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.870%	2/15/22	5,960	5,959
4,6	Citibank Credit Card Issuance Trust 2008-A7	1.901%	5/20/20	49,891	50,810
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	5,400	5,678
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	70,915	72,394
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,980	6,262
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,221
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	3,810	3,831
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,100	6,351
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	22,986	23,559
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,753
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	3,786	4,248
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	13,410	14,671
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	6,190	6,586
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	6,872	7,338
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	39,719	42,991
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	25,545	27,379
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	12,426	13,060
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	5,394	5,791
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.453%	7/10/47	6,380	6,543
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	15,230	15,985
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	39,390	41,990
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	6,146	6,610

4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.532%	10/10/47	1,035	1,059
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	8,880	9,178
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	38,271	39,442
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	22,325	24,033
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	21,935	23,690
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.571%	9/10/58	4,000	4,053
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	19,240	19,852
4,8	Citigroup Mortgage Loan Trust 2007-AR8	3.141%	7/25/37	1,041	1,016
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	22,456	22,449
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	16,964	16,390
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	18,258	18,401
4,6,7Colony American Homes 2014-1A		1.685%	5/17/31	12,009	11,951
4,6,7Colony American Homes 2014-1A		1.885%	5/17/31	15,545	15,374
4,6,7Colony American Homes 2014-2		1.885%	7/17/31	12,850	12,683
4,6,7Colony American Homes 2015-1		2.035%	7/17/32	821	821
4,6,7Colony American Homes 2015-1A		1.735%	7/17/32	11,326	11,253
4,6,7Colony Starwood Homes 2016-1A Trust		2.035%	7/17/33	8,500	8,606
4,6,7Colony Starwood Homes 2016-1A Trust		2.685%	7/17/33	3,740	3,777
4	COMM 2007-C9 Mortgage Trust	5.813%	12/10/49	22,731	23,117
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,096
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,367
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	23,195	24,045
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,825	11,225
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	2,058
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,725
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	19,839	20,341
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	9,520	10,248
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	13,320	14,600
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	43,975	48,806
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,703
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,790	8,416
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,651	45,736
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	26,695	29,626
4	COMM 2013-CCRE13 Mortgage Trust	4.750%	12/10/23	4,517	5,085
4	COMM 2013-CCRE13 Mortgage Trust	4.750%	12/10/23	8,240	8,785
4,7	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	17,360	17,793
4,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,464
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	38,814	41,679
4	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	26,450	29,468
4,7	COMM 2013-CCRE9 Mortgage Trust	4.256%	7/10/45	11,250	12,250
4,7	COMM 2013-CCRE9 Mortgage Trust	4.256%	7/10/45	12,690	13,065
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	21,393	21,870
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,514
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	15,076
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	20,496
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,256
4,7	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	5,490	5,642
4,7	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	29,250	31,357
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	5,375	5,782

4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	10,110	11,236
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	16,800	17,238
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	17,040	18,757
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,766
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,930	2,068
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,271	51,652
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	29,736
4	COMM 2014-CCRE17 Mortgage Trust	4.735%	5/10/47	10,175	10,708
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	10,600	11,297
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	28,019	30,321
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	33,125	35,327
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	29,227	31,048
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,623
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	37,672
4	COMM 2015-CCRE24 Mortgage Trust	3.445%	8/10/48	10,030	10,649
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	19,415	20,856
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	30,051	32,404
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	23,426
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	16,875	18,023
4	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	8,118	8,101
4	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	4,330	4,518
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	18,400	19,172
7	Commonwealth Bank of Australia	2.000%	6/18/19	19,400	19,592
7	Commonwealth Bank of Australia	2.125%	7/22/20	38,330	38,815
4,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,700	44,531
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.064%	2/15/41	34,645	36,002
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	14,528	15,427
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	44,832
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	16,636	18,061
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.360%	8/15/48	10,600	10,744
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	39,572	42,499
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.538%	11/15/48	7,660	8,036
4,7	DB Master Finance LLC 2015-1A	3.262%	2/20/45	10,320	10,353
4	DBJPM 16-C1 Mortgage Trust	3.352%	5/10/49	2,050	1,921
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	114,300	115,278
4,6	Discover Card Execution Note Trust 2013-A1	0.835%	8/17/20	21,430	21,472
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	50,450	51,448
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	47,660	48,779
4,7	Drive Auto Receivables Trust 2015-AA	2.280%	6/17/19	9,397	9,416
4,7	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	8,060	8,155
4,7	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	5,860	6,006
4,7	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	4,672	4,679
4,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	17,610	17,741
4,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	10,490	10,574
4,7	Drive Auto Receivables Trust 2015-CA	2.230%	9/16/19	11,838	11,853
4,7	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	21,610	21,795
4,7	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	15,845	16,096
4,7	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	9,967	9,964
4,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	24,600	24,636
4,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	24,600	24,885
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	25,000	25,724
4,7	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	31,277	31,335
4,7	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	7,780	7,961
4,7	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	5,400	5,408
4,7	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	9,290	9,376
4,7	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	15,770	15,897

4,7	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	22,190	22,597
4,6,7Edsouth Indenture No 9 LLC 2015-1		1.334%	10/25/56	26,183	25,886
4,7	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	11,850	11,816
4,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	24,390	24,563
4,7	Enterprise Fleet Financing LLC Series 2016-2	2.040%	2/22/22	9,650	9,643
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C02	1.684%	5/25/25	1,330	1,331
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C02	1.734%	5/25/25	3,541	3,546
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C03	2.034%	7/25/25	6,703	6,713
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C03	2.034%	7/25/25	9,956	9,976
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C04	2.134%	4/25/28	15,585	15,621
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C04	2.234%	4/25/28	8,723	8,764
4,5,6Fannie Mae Connecticut Avenue Securities
	2016-C04	1.984%	1/25/29	7,028	7,067
4,5,6Fannie Mae Connecticut Avenue Securities
	2016-C05	1.884%	1/25/29	3,938	3,952
4,8	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.315%	11/25/36	9,441	8,124
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.774%	1/25/37	19,115	16,740
4,7	Flagship Credit Auto Trust 2016-4	1.960%	2/15/21	16,140	16,137
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	8,390	8,402
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	16,775	16,845
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	16,270	16,138
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	12,800	12,850
4,7	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	20,918	21,286
4,7	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	9,831	9,916
4,7	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	32,410	33,086
4,7	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	7,475	7,554
4	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	12,700	12,802
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	12,035	12,122
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	5,380	5,444
4,7	Ford Credit Auto Owner Trust 2015-REV1	2.120%	7/15/26	22,750	23,079
4,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	61,000	62,448
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	7,041
4,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	23,690	24,114
4,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	78,040	78,448
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	26,574	26,632
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	78,775	78,986
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,100	7,119
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,550	8,577
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,231
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,684
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,676

4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	10,238	10,246
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.035%	2/15/21	9,200	9,221
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	4,473	4,525
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	68,275	68,400
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	9,396	9,497
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	72,600	74,001
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.155%	7/15/21	62,180	62,204
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.065%	7/15/20	48,100	48,249
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	1.784%	10/25/28	4,121	4,129
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.734%	10/25/28	2,570	2,599
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	1.634%	12/25/28	6,286	6,295
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.534%	12/25/28	6,490	6,556
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	3,015	2,952
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	28,289	27,980
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	73,081
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	73,490	73,619
4,6	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.276%	4/22/19	47,694	47,797
4,6	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.176%	1/20/22	21,530	21,561
4,7	GM Financial Automobile Leasing Trust 2014-
	1A	1.760%	5/21/18	6,707	6,710
4	GM Financial Automobile Leasing Trust 2015-
	1	1.730%	6/20/19	6,350	6,380
4	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	6,120	6,179
4	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	5,440	5,526
4	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	22,980	23,095
4	GM Financial Automobile Leasing Trust 2015-
	3	1.810%	11/20/19	2,380	2,395
4	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	3,550	3,578
4	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	7,820	7,921
4	GM Financial Automobile Leasing Trust 2015-
	3	3.480%	8/20/20	7,820	7,928
4	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	6,500	6,559
4	GM Financial Automobile Leasing Trust 2016-
	3	1.610%	12/20/19	12,060	12,125

4	GM Financial Automobile Leasing Trust 2016-
	3	1.780%	5/20/20	10,700	10,693
4	GMACM Mortgage Loan Trust 2005-AR6	3.294%	11/19/35	3,373	3,187
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	58,850	59,032
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	9,360	9,374
4,6,7GMF Floorplan Owner Revolving Trust 2016-1		1.385%	5/17/21	43,520	43,534
4,7	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	12,009	12,042
4,7	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	8,830	8,832
4,7	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	47,659	47,720
4,6,7Golden Credit Card Trust 2015-1A		0.975%	2/15/20	59,900	59,962
4,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	53,490	54,125
4,7	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	74,780	74,803
4,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	20,500	21,695
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2013-1	1.160%	5/15/18	2,377	2,377
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	4,920	4,959
4,7	GS Mortgage Securities Trust 2010-C2	5.184%	12/10/43	3,530	3,939
4,7	GS Mortgage Securities Trust 2011-GC3	5.633%	3/10/44	2,280	2,507
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	32,716	34,960
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	36,823
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,110
4	GS Mortgage Securities Trust 2012-GCJ7	5.733%	5/10/45	7,150	7,732
4	GS Mortgage Securities Trust 2013-GC13	4.032%	7/10/46	22,170	24,536
4,7	GS Mortgage Securities Trust 2013-GC13	4.065%	7/10/46	5,650	5,923
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	12,580	13,025
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,673
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	21,619	22,019
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,682
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	16,880	18,446
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	54,844
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	40,613	44,137
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	41,628	45,197
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	14,431
4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	10,665	11,549
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	17,556	18,102
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	18,190	19,671
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40,515	42,486
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	24,410	25,630
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	14,551	15,729
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	20,702	21,939
4	GS Mortgage Securities Trust 2015-GC34	4.655%	10/10/48	12,080	12,518
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	27,120
4,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	55,039	55,260
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	60,810	60,570
4,7	Hertz Vehicle Financing LLC 2015-3A	2.670%	9/25/21	13,570	13,673
4,7	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	29,440	29,881
4,7	Hertz Vehicle Financing LLC 2016-3	2.270%	7/25/20	27,570	27,691
4,7	Hertz Vehicle Financing LLC 2016-4	2.650%	7/25/22	30,690	30,689
4,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	13,102	13,238
4,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	16,365	16,362
4,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	7,365	7,364
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	30,910	31,374
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	15,508
4,7	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	10,100	10,109

4,7	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	21,000	21,066
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	21,250	21,357
4,7	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	16,395	16,524
4,7	Hyundai Auto Lease Securitization Trust
	2016-A	1.800%	12/16/19	12,330	12,421
4,7	Hyundai Auto Lease Securitization Trust
	2016-C	1.490%	2/18/20	25,770	25,755
4,7	Hyundai Auto Lease Securitization Trust
	2016-C	1.650%	7/15/20	11,370	11,361
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	9,790	9,896
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,574
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,574
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,350	8,405
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,745
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	10,050	10,127
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,550
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,519
4,7	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	16,000	16,086
4,7	Icon Brands Holdings LLC 2012-1A	4.229%	1/25/43	14,351	12,990
6	Illinois Student Assistance Commission Series
	2010-1	1.932%	4/25/22	8,319	8,328
4,6,7Invitation Homes 2014-SFR1 Trust		2.035%	6/17/31	29,351	29,289
4,6,7Invitation Homes 2014-SFR2 Trust		1.635%	9/17/31	11,478	11,445
4,6,7Invitation Homes 2014-SFR2 Trust		2.135%	9/17/31	8,980	8,982
4,6,7Invitation Homes 2015-SFR2 Trust		1.885%	6/17/32	7,366	7,371
4,6,7Invitation Homes 2015-SFR2 Trust		2.185%	6/17/32	2,850	2,846
4,6,7Invitation Homes 2015-SFR3 Trust		2.285%	8/17/32	3,200	3,205
4,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	14,450	15,090
4	John Deere Owner Trust 2015-B	1.780%	6/15/22	3,590	3,618
4	John Deere Owner Trust 2016-B	1.490%	5/15/23	5,445	5,441
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	3,626	3,677
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	37,429	38,291
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	30,007	30,220
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	24,547	25,017
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	6,794
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	1,715	1,808
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	2,593	2,636
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,140	3,368
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.549%	11/15/43	7,100	7,485
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.549%	11/15/43	6,225	6,735
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	17,598	18,165

4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	26,091	28,676
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,165
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.394%	8/15/46	4,100	4,611
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	18,490	19,663
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	13,145	13,517
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,175
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	29,229
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	6,110
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	41,542
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	14,110	15,401
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.053%	1/15/46	9,350	9,365
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,630	10,280
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	1,300	1,419
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	14,880	16,459
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	16,053
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.910%	12/15/46	21,150	23,687
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.975%	12/15/46	9,770	10,323
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	968	972
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	14,181	14,615
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,080	18,312
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.024%	7/15/45	7,520	8,072
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	17,400	18,629
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	13,870	15,268
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	9,624	9,876
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	4,050	4,323
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	29,952
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	20,018
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.046%	11/15/45	13,360	14,269

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	22,300	24,660
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	30,580	33,560
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	14,132
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.814%	2/15/47	5,850	6,031
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.814%	2/15/47	13,200	14,621
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	8,370	8,841
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	10,310	10,989
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	22,830	23,676
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	48,480	51,153
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	9,725	10,040
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	23,680	25,173
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.559%	7/15/48	8,089	8,593
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	40,150	43,463
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	15,901	17,090
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	9,210	9,913
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	16,990	18,077
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	5,571	5,927
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	22,187	23,914
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	24,229	24,405
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	25,878	26,711
4,7	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	18,640	19,420
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	13,308
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.734%	4/25/34	815	760
4,6	MBNA Credit Card Master Note Trust 2004-
	A3	0.795%	8/16/21	89,145	89,081
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	18,610	18,694
4	Mercedes-Benz Auto Lease Trust 2016-B	1.350%	8/15/19	10,260	10,252
4	Mercedes-Benz Auto Lease Trust 2016-B	1.520%	6/15/22	6,650	6,644
4	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.750%	12/15/21	21,700	21,918
4,6,7Mercedes-Benz Master Owner Trust 2015-B		0.915%	4/15/20	9,160	9,146
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.745%	2/25/33	1,958	1,880
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	3.172%	7/25/33	554	545
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	7,934	8,144
4,7	Miramax LLC 2014-1A	3.340%	7/20/26	3,008	3,001
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	178	178

4,7	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	19,162	19,268
4,7	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	13,700	13,771
4,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	33,860	34,391
4,7	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	1,360	1,352
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,300	22,446
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,124
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,700	5,895
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.084%	7/15/46	27,100	29,900
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.084%	7/15/46	3,372	3,514
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	7,688	7,788
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	8,445	9,218
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.170%	8/15/46	45,116	50,078
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	8,080	8,665
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	3,830	4,248
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	8,300	9,111
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,592
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	3,012
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	27,425	28,511
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	18,201
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	19,096
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	43,080	46,424
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	22,440	24,636
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.895%	4/15/47	1,895	1,999
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	36,935	40,357
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	9,540	10,279
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.324%	6/15/47	12,300	13,379
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.757%	6/15/47	12,300	12,859
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	32,178	34,837
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	5,340	5,697
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	11,150	12,159

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	14,610	15,219
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	8,220	8,794
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	8,060	8,295
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	45,626	47,740
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	37,038	38,577
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	11,828	12,726
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	20,280	21,416
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	33,585	36,070
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	12,060	12,672
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	11,700	12,557
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	4.753%	5/15/49	2,210	2,283
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	531	530
4	Morgan Stanley Capital I Trust 2007-IQ15	5.906%	6/11/49	24,795	25,353
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	43,653	44,679
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,869
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,638
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,045	17,680
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,822
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	25,789
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	28,871	31,254
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	36,319	39,352
4	Morgan Stanley Capital I Trust 2015-UBS8	4.591%	12/15/48	11,440	11,722
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,437	7,416
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.649%	6/25/36	8,541	7,642
4,7	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	37,985	38,677
7	National Australia Bank Ltd.	2.250%	3/16/21	10,720	10,858
4,6	Navient Student Loan Trust 2015-3	1.184%	6/26/56	23,540	22,845
4,6,7Navient Student Loan Trust 2016-3		1.384%	6/25/65	7,990	7,954
4,6,7Navient Student Loan Trust 2016-6A		1.270%	3/25/66	30,520	30,465
4,6,7Navistar Financial Dealer Note Master Trust
	2016-1A	2.146%	9/27/21	28,280	28,280
4,6	New Mexico Educational Assistance
	Foundation 2013-1	1.227%	1/2/25	18,695	18,341
4,7	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	15,220	15,208
4	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	5,380	5,404
4	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	37,390	37,402
4	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	6,730	6,729
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	7,870	7,960
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	12,139	12,161
4,6	Nissan Master Owner Trust Receivables
	Series 2016-A	1.175%	6/15/21	84,410	84,748

6	North Carolina State Education Assistance
	Authority 2011-1	1.782%	1/26/26	11,492	11,478
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	10,887
4,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,498
4,6,7Pepper Residential Securities Trust 2017A-
	A1UA	1.631%	3/10/58	43,195	43,195
4,6,7PFS Financing Corp. 2014-AA		1.135%	2/15/19	8,300	8,300
4,6,7PFS Financing Corp. 2015-AA		1.155%	4/15/20	10,150	10,139
4,7	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	14,440	14,447
4,6,7Progress Residential 2015-SFR1 Trust		2.385%	2/17/32	970	971
4,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	7,277	7,356
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	25,205	25,783
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,598
4,6,7Resimac Premier Series 2014-1A		1.545%	12/12/45	11,553	11,500
4,6,7Resimac Premier Series 2016-1A		1.919%	10/10/47	57,228	57,269
4,8	RFMSI Series 2006-SA2 Trust	4.036%	8/25/36	19,240	16,355
4,8	RFMSI Series 2006-SA3 Trust	4.175%	9/25/36	6,807	5,688
	Royal Bank of Canada	2.200%	9/23/19	26,298	26,731
	Royal Bank of Canada	2.100%	10/14/20	31,900	32,307
4	Royal Bank of Canada	1.875%	2/5/21	24,700	24,890
	Royal Bank of Canada	2.300%	3/22/21	23,218	23,566
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	12,965	12,993
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	5,170	5,175
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	14,985	15,281
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	7,040	7,052
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	24,580	24,749
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	24,580	24,988
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	24,440	24,781
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	6,995	7,043
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	4,600	4,666
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	4,120	4,238
4	Santander Drive Auto Receivables Trust
	2016-3	1.500%	8/17/20	21,150	21,142
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	20,710	20,733
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	33,200	33,209
7	SBA Tower Trust	3.156%	10/15/20	10,760	11,013
4,7	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	13,860	13,860
4,7	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	12,930	12,930
4,6,7Silver Bay Realty 2014-1 Trust		1.535%	9/17/31	10,429	10,364
4,6,7Silver Bay Realty 2014-1 Trust		1.985%	9/17/31	6,500	6,443
4,7	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	10,537	10,843
4,7	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	55,129	56,579

4,7	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	18,017	18,909
4,7	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	9,616	9,776
4,6,7SLM Private Education Loan Trust 2012-E		1.285%	10/16/23	1,516	1,516
4,6,7SLM Private Education Loan Trust 2013-A		1.585%	5/17/27	24,000	24,084
4,7	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	8,000	7,749
4,7	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	14,650	14,633
4,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	14,700	14,333
4,7	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	5,860	5,974
4,7	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	4,500	4,543
4,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	3,975
4,6	SLM Student Loan Trust 2005-5	0.982%	4/25/25	22,048	21,881
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	7,039	7,024
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,780	4,796
4,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	14,040	14,199
4,6,7SMB Private Education Loan Trust 2016-B		1.985%	2/17/32	12,690	12,848
6,7	SMB Private Education Loan Trust 2016-C	1.622%	9/15/34	12,920	12,920
4,7	Sofi Professional Loan Program 2016-B LLC	2.740%	10/25/32	9,990	10,145
4,7	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	6,120	6,146
4,7	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	6,405	6,397
4,6,7SoFi Professional Loan Program 2016-D LLC		1.600%	1/25/39	8,565	8,582
4,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	24,490	24,496
7	Stadshypotek AB	1.750%	4/9/20	35,833	35,875
4,6,7SWAY Residential 2014-1 Trust		1.835%	1/17/32	22,590	22,591
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	14,500	14,837
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	40,360	41,266
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	48,153	48,781
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	42,590	42,579
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	29,333	29,288
4,7	Taco Bell Funding LLC 2016-1A	3.832%	5/25/46	8,881	9,039
4,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,554	8,816
4,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	13,719	14,042
4,7	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	10,264	10,266
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	22,300	23,588
7	Toronto-Dominion Bank	1.950%	4/2/20	35,735	35,969
7	Toronto-Dominion Bank	2.250%	3/15/21	29,330	29,793
4,6,7Trade MAPS 1 Ltd. 2013-1A		1.230%	12/10/18	38,953	38,915
4,6,7Trade MAPS 1 Ltd. 2013-1A		1.780%	12/10/18	5,640	5,625
4,6,7Trade MAPS 1 Ltd. 2013-1A		2.780%	12/10/18	3,095	3,088
4,6,7Trafigura Securitisation Finance plc 2014-1A		1.485%	10/15/18	20,770	20,714
4,6,7Trillium Credit Card Trust II 2016-1A		1.254%	5/26/21	125,220	125,773
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,351
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	24,595	25,941
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	8,915	9,177
4,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,250	13,742
4,7	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,896
4,7	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	3,270	3,452
4,7	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	2,450	2,548
4,7	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	46,804	46,767
4,7	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	9,160	9,242

4,7	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	9,220	9,296
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	2.789%	1/25/33	152	148
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	2.675%	8/25/33	998	981
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	2.784%	9/25/33	1,457	1,474
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	29,967	31,156
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,733
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	8,075	8,675
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	34,646	38,397
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.297%	7/15/46	4,906	5,343
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	17,100	17,998
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	43,100	46,717
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	7,100	7,575
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	12,250	13,267
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	6,830	6,893
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	31,900	33,573
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	2,255	2,372
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	13,450	13,961
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	16,400	16,866
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	13,555	14,015
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	8,570	9,037
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	26,050	27,392
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	4,194	4,428
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	33,463	35,742
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	12,420	12,528
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	22,214	23,416
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	20,610	22,062
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	17,222	18,653
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.496%	9/15/58	11,490	11,726

4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	24,490	26,533
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	8,550	9,400
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.540%	9/15/58	14,300	14,400
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	7,730	8,164
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	23,195	25,101
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	21,780	23,064
4,8	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	3.066%	10/25/36	14,573	13,951
4,7	Wendys Funding LLC 2015-1A	3.371%	6/15/45	11,459	11,494
4,7	Wendys Funding LLC 2015-1A	4.080%	6/15/45	16,167	16,258
4,7	Wendys Funding LLC 2015-1A	4.497%	6/15/45	6,425	6,351
7	Westpac Banking Corp.	2.000%	3/3/20	39,860	40,218
7	Westpac Banking Corp.	2.250%	11/9/20	23,930	24,307
4,7	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	35,485	38,096
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,545	12,582
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	10,955	11,331
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,630	12,346
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,451
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,400	4,595
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	23,790	24,636
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,981
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,308
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	24,119
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	14,980	16,533
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	16,439
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,732
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,764
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	7,212
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	27,830	30,894
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.665%	12/15/46	5,775	6,460
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	20,984	23,099
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	21,637	22,962
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	40,481	44,292
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	11,110	11,872
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	4,500	4,613

4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	42,710	45,859
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	7,649
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	12,372
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	8,285	9,059
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	17,840	19,042
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	2,100	2,211
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	1,300	1,395
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	40,488	44,351
4,7	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	4,245	4,239
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	19,000	19,013
4,6	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.015%	2/15/22	20,670	20,706
4	World Financial Network Credit Card Master
	Note Trust Series 2016-A	2.030%	4/15/25	27,460	27,525
4	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	25,890	25,842
4	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	6,555	6,600
4	World Omni Automobile Lease Securitization
	Trust 2016-A	1.610%	1/15/22	13,927	13,887
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,625,895)					12,822,662
Corporate Bonds (50.6%)
Finance (24.8%)
	Banking (20.5%)
7	ABN AMRO Bank NV	1.800%	6/4/18	28,325	28,399
7	ABN AMRO Bank NV	2.500%	10/30/18	15,915	16,162
9	ABN AMRO Bank NV	3.250%	4/9/20	5,000	3,814
	American Express Centurion Bank	6.000%	9/13/17	64,650	67,233
	American Express Co.	6.150%	8/28/17	19,963	20,745
	American Express Co.	7.000%	3/19/18	19,387	20,825
	American Express Credit Corp.	1.550%	9/22/17	11,440	11,461
	American Express Credit Corp.	1.875%	11/5/18	36,146	36,400
	American Express Credit Corp.	2.125%	3/18/19	17,349	17,566
	American Express Credit Corp.	2.250%	8/15/19	24,247	24,636
	American Express Credit Corp.	1.700%	10/30/19	13,020	13,033
	American Express Credit Corp.	2.375%	5/26/20	34,000	34,578
	American Express Credit Corp.	2.600%	9/14/20	18,542	18,961
	American Express Credit Corp.	2.250%	5/5/21	39,543	39,900
7	ANZ New Zealand International Ltd.	1.750%	3/29/18	29,305	29,344
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	16,600	16,582
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	31,080	31,358
7	Australia & New Zealand Banking Group Ltd.	4.400%	5/19/26	14,085	14,700
	Bank of America Corp.	5.420%	3/15/17	21,197	21,512
	Bank of America Corp.	5.700%	5/2/17	6,525	6,670
	Bank of America Corp.	6.400%	8/28/17	14,568	15,154
	Bank of America Corp.	6.000%	9/1/17	43,443	45,082
	Bank of America Corp.	2.000%	1/11/18	36,484	36,635
	Bank of America Corp.	6.875%	4/25/18	47,676	51,292
	Bank of America Corp.	5.650%	5/1/18	15,500	16,388

	Bank of America Corp.	1.950%	5/12/18	29,300	29,473
	Bank of America Corp.	6.500%	7/15/18	7,949	8,565
	Bank of America Corp.	2.600%	1/15/19	121,824	123,956
	Bank of America Corp.	2.625%	4/19/21	16,299	16,495
10	Bank of America Corp.	5.500%	11/22/21	13,308	18,477
	Bank of America Corp.	2.503%	10/21/22	24,420	24,317
	Bank of America NA	5.300%	3/15/17	9,760	9,905
	Bank of America NA	6.100%	6/15/17	6,429	6,610
	Bank of America NA	1.650%	3/26/18	70,815	71,061
	Bank of America NA	1.750%	6/5/18	53,480	53,758
6,9	Bank of America NA	2.885%	11/5/18	23,900	18,100
	Bank of Montreal	1.300%	7/14/17	19,000	19,035
	Bank of Montreal	1.400%	9/11/17	10,557	10,572
	Bank of Montreal	1.450%	4/9/18	10,670	10,695
	Bank of Montreal	1.400%	4/10/18	26,454	26,472
	Bank of Montreal	1.900%	8/27/21	47,255	46,820
	Bank of New York Mellon Corp.	1.969%	6/20/17	8,100	8,146
	Bank of New York Mellon Corp.	2.100%	1/15/19	3,460	3,506
	Bank of New York Mellon Corp.	2.200%	5/15/19	43,940	44,653
	Bank of New York Mellon Corp.	2.300%	9/11/19	29,290	29,889
	Bank of New York Mellon Corp.	2.150%	2/24/20	21,000	21,262
	Bank of New York Mellon Corp.	2.600%	8/17/20	19,120	19,621
	Bank of New York Mellon Corp.	2.450%	11/27/20	10,236	10,411
	Bank of Nova Scotia	2.550%	1/12/17	41,273	41,410
	Bank of Nova Scotia	1.250%	4/11/17	9,765	9,771
	Bank of Nova Scotia	1.450%	4/25/18	18,083	18,103
	Bank of Nova Scotia	1.700%	6/11/18	37,000	37,109
	Bank of Nova Scotia	2.050%	10/30/18	40,236	40,658
	Bank of Nova Scotia	2.050%	6/5/19	10,850	10,953
	Bank of Nova Scotia	1.650%	6/14/19	25,515	25,531
	Bank of Nova Scotia	4.500%	12/16/25	18,335	19,360
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	4,283	4,283
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	32,373	32,619
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	11,750	11,881
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	49,564	49,720
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	27,975	28,498
7	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	9,210	9,266
7	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	35,825	36,811
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	24,780	25,239
	Barclays plc	2.750%	11/8/19	34,554	34,879
	BB&T Corp.	4.900%	6/30/17	9,750	9,961
	BB&T Corp.	1.600%	8/15/17	6,820	6,840
	BB&T Corp.	2.050%	6/19/18	18,058	18,224
	BB&T Corp.	2.450%	1/15/20	24,415	24,891
	BB&T Corp.	2.050%	5/10/21	24,405	24,479
	Bear Stearns Cos. LLC	5.550%	1/22/17	24,436	24,679
	Bear Stearns Cos. LLC	6.400%	10/2/17	38,076	39,799
	Bear Stearns Cos. LLC	7.250%	2/1/18	21,551	23,059
6,10 Belfius Financing Co.		1.086%	2/9/17	2,900	3,517
	BNP Paribas SA	1.375%	3/17/17	46,900	46,902
	BNP Paribas SA	2.700%	8/20/18	79,778	81,193
	BNP Paribas SA	2.400%	12/12/18	2,850	2,893
	BPCE SA	1.625%	2/10/17	11,475	11,490
	BPCE SA	1.613%	7/25/17	16,390	16,435
	BPCE SA	1.625%	1/26/18	1,761	1,761
9	BPCE SA	4.500%	4/17/18	7,800	6,060
	BPCE SA	2.500%	12/10/18	77,265	78,531

	BPCE SA	2.500%	7/15/19	7,500	7,635
9	BPCE SA	3.500%	4/24/20	26,990	20,681
10	BPCE SA	5.250%	4/16/29	8,100	10,845
	Branch Banking & Trust Co.	1.000%	4/3/17	25,400	25,409
	Branch Banking & Trust Co.	1.350%	10/1/17	29,280	29,331
7	Caisse Centrale Desjardins	1.750%	1/29/18	68,370	68,484
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	27,065	27,106
	Capital One Bank USA NA	1.150%	11/21/16	11,720	11,720
	Capital One Bank USA NA	1.200%	2/13/17	8,750	8,749
	Capital One Bank USA NA	2.150%	11/21/18	11,650	11,732
	Capital One Bank USA NA	2.250%	2/13/19	24,420	24,749
	Capital One Bank USA NA	2.300%	6/5/19	22,420	22,660
	Capital One Financial Corp.	2.450%	4/24/19	25,525	25,966
	Capital One NA	1.500%	9/5/17	17,570	17,579
	Capital One NA	1.650%	2/5/18	27,200	27,224
	Capital One NA	1.500%	3/22/18	60,395	60,414
	Citigroup Inc.	1.350%	3/10/17	15,084	15,104
	Citigroup Inc.	1.850%	11/24/17	60,550	60,767
	Citigroup Inc.	1.800%	2/5/18	36,140	36,221
	Citigroup Inc.	1.700%	4/27/18	83,010	83,061
	Citigroup Inc.	1.750%	5/1/18	54,775	54,834
	Citigroup Inc.	2.150%	7/30/18	7,400	7,469
	Citigroup Inc.	2.500%	9/26/18	55,110	55,870
	Citigroup Inc.	2.550%	4/8/19	43,747	44,540
	Citigroup Inc.	2.500%	7/29/19	21,060	21,415
6,9	Citigroup Inc.	3.035%	8/7/19	27,500	20,898
	Citigroup Inc.	4.600%	3/9/26	9,410	10,006
4,7,11 Colonial BancGroup Inc.		7.114%	5/29/49	25,100	3
	Commonwealth Bank of Australia	1.125%	3/13/17	9,750	9,750
	Commonwealth Bank of Australia	1.400%	9/8/17	53,400	53,403
	Commonwealth Bank of Australia	1.900%	9/18/17	19,030	19,127
	Commonwealth Bank of Australia	1.625%	3/12/18	12,885	12,916
	Commonwealth Bank of Australia	2.500%	9/20/18	59,680	60,757
	Commonwealth Bank of Australia	1.750%	11/2/18	21,785	21,844
	Commonwealth Bank of Australia	2.250%	3/13/19	57,815	58,568
6,9	Commonwealth Bank of Australia	2.625%	4/24/19	16,470	12,563
9	Commonwealth Bank of Australia	4.250%	4/24/19	29,330	23,214
	Commonwealth Bank of Australia	2.300%	9/6/19	46,435	47,095
6,9	Commonwealth Bank of Australia	2.600%	10/18/19	4,800	3,655
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,746
	Commonwealth Bank of Australia	2.400%	11/2/20	13,305	13,518
7	Commonwealth Bank of Australia	2.000%	9/6/21	37,905	37,745
7	Commonwealth Bank of Australia	4.500%	12/9/25	29,260	30,894
7	Commonwealth Bank of Australia	2.850%	5/18/26	20,375	20,292
7	Commonwealth Bank of Australia	2.625%	9/6/26	3,310	3,222
	Cooperatieve Rabobank UA	1.700%	3/19/18	31,513	31,597
9	Cooperatieve Rabobank UA	7.250%	4/20/18	14,750	11,982
	Cooperatieve Rabobank UA	2.250%	1/14/19	68,805	69,699
	Cooperatieve Rabobank UA	2.250%	1/14/20	45,050	45,646
	Cooperatieve Rabobank UA	4.500%	1/11/21	8,022	8,810
	Cooperatieve Rabobank UA	2.500%	1/19/21	10,471	10,698
	Cooperatieve Rabobank UA	4.625%	12/1/23	7,800	8,402
12	Coventry Building Society	2.500%	11/18/20	19,390	22,854
	Credit Suisse AG	1.375%	5/26/17	46,525	46,511
	Credit Suisse AG	1.750%	1/29/18	40,800	40,831
	Credit Suisse AG	1.700%	4/27/18	58,595	58,546
	Credit Suisse AG	2.300%	5/28/19	69,795	70,554

	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	4,905	4,911
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	23,415	23,579
7	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	9,750	9,935
7	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	43,820	44,204
7	Danske Bank A/S	2.750%	9/17/20	23,273	23,942
7	Danske Bank A/S	2.800%	3/10/21	33,579	34,620
7	Danske Bank A/S	2.000%	9/8/21	33,730	33,604
	Deutsche Bank AG	1.875%	2/13/18	26,405	26,011
	Deutsche Bank AG	2.500%	2/13/19	18,280	18,011
7	Deutsche Bank AG	4.250%	10/14/21	95,650	96,450
	Discover Bank	2.600%	11/13/18	24,412	24,796
	Fifth Third Bank	2.150%	8/20/18	32,157	32,510
	Fifth Third Bank	2.300%	3/15/19	26,956	27,326
	Fifth Third Bank	2.375%	4/25/19	25,627	26,011
	Fifth Third Bank	1.625%	9/27/19	42,565	42,445
	Fifth Third Bank	2.250%	6/14/21	28,181	28,466
	Fifth Third Bank	3.850%	3/15/26	5,320	5,585
	First Republic Bank	2.375%	6/17/19	47,605	47,907
10	Goldman Sachs Group Inc.	6.125%	5/14/17	37,400	46,955
6,9	Goldman Sachs Group Inc.	3.680%	11/29/17	5,680	4,360
	Goldman Sachs Group Inc.	5.950%	1/18/18	108,310	113,967
	Goldman Sachs Group Inc.	2.375%	1/22/18	80,630	81,364
	Goldman Sachs Group Inc.	6.150%	4/1/18	31,713	33,696
	Goldman Sachs Group Inc.	2.900%	7/19/18	81,521	83,194
6,9	Goldman Sachs Group Inc.	3.485%	8/8/18	33,160	25,424
9	Goldman Sachs Group Inc.	5.000%	8/8/18	21,110	16,646
	Goldman Sachs Group Inc.	2.625%	1/31/19	68,810	70,086
6,9	Goldman Sachs Group Inc.	3.025%	8/21/19	2,470	1,879
9	Goldman Sachs Group Inc.	5.000%	8/21/19	24,320	19,459
	Goldman Sachs Group Inc.	2.550%	10/23/19	27,660	28,189
	Goldman Sachs Group Inc.	5.375%	3/15/20	20,957	23,140
	Goldman Sachs Group Inc.	2.750%	9/15/20	58,775	59,968
	Goldman Sachs Group Inc.	2.875%	2/25/21	66,237	67,628
	Goldman Sachs Group Inc.	2.625%	4/25/21	60,229	60,956
10	Goldman Sachs Group Inc.	5.500%	10/12/21	4,640	6,376
	Goldman Sachs Group Inc.	5.750%	1/24/22	37,173	43,016
10	Goldman Sachs Group Inc.	4.250%	1/29/26	36,858	49,397
4,12 HBOS plc		4.500%	3/18/30	3,647	4,429
7	HSBC Bank plc	1.500%	5/15/18	17,965	17,945
	HSBC Bank USA NA	6.000%	8/9/17	10,110	10,455
	HSBC Holdings plc	3.400%	3/8/21	53,645	55,394
	HSBC Holdings plc	2.950%	5/25/21	74,520	75,629
	HSBC Holdings plc	2.650%	1/5/22	90,440	89,820
	HSBC Holdings plc	3.600%	5/25/23	27,275	28,162
12	HSBC Holdings plc	3.000%	6/30/25	3,100	3,628
	HSBC Holdings plc	4.300%	3/8/26	18,376	19,525
	HSBC USA Inc.	1.625%	1/16/18	56,555	56,580
	HSBC USA Inc.	2.625%	9/24/18	36,735	37,346
	HSBC USA Inc.	2.375%	11/13/19	48,435	49,045
	HSBC USA Inc.	2.350%	3/5/20	49,334	49,476
	HSBC USA Inc.	2.750%	8/7/20	30,805	31,324
	Huntington Bancshares Inc.	2.600%	8/2/18	34,190	34,677
	Huntington National Bank	2.000%	6/30/18	53,720	54,028
	Huntington National Bank	2.200%	11/6/18	21,120	21,320
	Huntington National Bank	2.875%	8/20/20	33,581	34,452
7	ING Bank NV	1.800%	3/16/18	8,204	8,226
7	ING Bank NV	2.500%	10/1/19	16,560	16,838

7	ING Bank NV	2.450%	3/16/20	39,075	39,681
7	ING Bank NV	2.700%	8/17/20	3,907	3,997
	Intesa Sanpaolo SPA	2.375%	1/13/17	18,283	18,352
	Intesa Sanpaolo SPA	3.875%	1/16/18	26,174	26,602
	JPMorgan Chase & Co.	1.350%	2/15/17	12,476	12,489
	JPMorgan Chase & Co.	2.000%	8/15/17	25,984	26,136
	JPMorgan Chase & Co.	1.800%	1/25/18	19,720	19,792
	JPMorgan Chase & Co.	1.700%	3/1/18	93,263	93,510
	JPMorgan Chase & Co.	1.625%	5/15/18	3,685	3,692
	JPMorgan Chase & Co.	2.350%	1/28/19	65,537	66,561
	JPMorgan Chase & Co.	2.200%	10/22/19	73,137	74,139
	JPMorgan Chase & Co.	2.250%	1/23/20	63,282	63,813
	JPMorgan Chase & Co.	2.750%	6/23/20	104,568	106,938
	JPMorgan Chase & Co.	4.250%	10/15/20	7,794	8,417
	JPMorgan Chase & Co.	2.550%	10/29/20	56,519	57,510
	JPMorgan Chase & Co.	2.550%	3/1/21	19,195	19,487
	JPMorgan Chase & Co.	2.400%	6/7/21	22,885	23,064
	JPMorgan Chase & Co.	2.295%	8/15/21	49,630	49,619
	JPMorgan Chase & Co.	2.700%	5/18/23	16,765	16,815
	JPMorgan Chase & Co.	3.200%	6/15/26	9,415	9,501
	JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	8,862
	JPMorgan Chase Bank NA	6.000%	10/1/17	35,313	36,776
	JPMorgan Chase Bank NA	1.650%	9/23/19	29,375	29,421
	KeyBank NA	1.650%	2/1/18	5,305	5,319
	KeyBank NA	1.700%	6/1/18	9,750	9,775
	KeyBank NA	2.350%	3/8/19	50,143	50,988
12	Leeds Building Society	1.375%	5/5/22	27,242	29,592
	Lloyds Bank plc	1.750%	5/14/18	11,532	11,519
	Lloyds Bank plc	2.000%	8/17/18	20,928	21,089
	Lloyds Bank plc	2.300%	11/27/18	13,185	13,288
	Lloyds Bank plc	2.050%	1/22/19	11,225	11,272
	Lloyds Bank plc	2.350%	9/5/19	15,160	15,375
	Lloyds Bank plc	2.400%	3/17/20	24,425	24,685
9	Lloyds Bank plc	3.250%	4/1/20	34,100	25,937
7	Macquarie Bank Ltd.	1.600%	10/27/17	57,550	57,644
7	Macquarie Bank Ltd.	2.400%	1/21/20	36,370	36,683
7	Macquarie Bank Ltd.	4.875%	6/10/25	16,200	16,876
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,750	9,751
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	41,187
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	34,010	34,043
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	38,480	39,033
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	40,550	41,224
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	19,530	19,604
4	Manufacturers & Traders Trust Co.	5.629%	12/1/21	9,755	9,564
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	49,920	51,245
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	39,205	38,862
7	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	29,290	29,292
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	43,490	44,118
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	31,143
	Morgan Stanley	5.450%	1/9/17	27,352	27,576
	Morgan Stanley	5.550%	4/27/17	19,495	19,916
	Morgan Stanley	6.250%	8/28/17	8,665	9,012
	Morgan Stanley	5.950%	12/28/17	54,821	57,580
	Morgan Stanley	1.875%	1/5/18	62,508	62,716
	Morgan Stanley	6.625%	4/1/18	17,971	19,187
	Morgan Stanley	2.125%	4/25/18	14,001	14,104
	Morgan Stanley	2.500%	1/24/19	33,000	33,527

	Morgan Stanley	2.450%	2/1/19	36,506	37,046
	Morgan Stanley	2.375%	7/23/19	37,332	37,845
	Morgan Stanley	5.625%	9/23/19	7,458	8,210
	Morgan Stanley	5.500%	1/26/20	14,636	16,134
	Morgan Stanley	2.650%	1/27/20	34,711	35,316
	Morgan Stanley	2.800%	6/16/20	20,297	20,761
	Morgan Stanley	2.500%	4/21/21	30,379	30,597
	Morgan Stanley	4.000%	7/23/25	3,776	4,013
	Morgan Stanley	3.875%	1/27/26	15,741	16,572
12	Morgan Stanley	1.375%	10/27/26	20,700	22,348
	MUFG Americas Holdings Corp.	1.625%	2/9/18	14,400	14,407
	MUFG Americas Holdings Corp.	2.250%	2/10/20	29,300	29,448
	MUFG Union Bank NA	2.625%	9/26/18	39,640	40,279
	MUFG Union Bank NA	2.250%	5/6/19	24,420	24,673
	National Australia Bank Ltd.	2.300%	7/25/18	21,800	22,076
	National Australia Bank Ltd.	2.000%	1/14/19	21,829	22,000
	National Australia Bank Ltd.	1.375%	7/12/19	20,250	20,096
	National Australia Bank Ltd.	1.875%	7/12/21	52,875	52,365
	National Bank of Canada	2.100%	12/14/18	26,935	27,246
	National City Bank	5.250%	12/15/16	14,750	14,822
	National City Bank	5.800%	6/7/17	14,625	15,009
	National City Corp.	6.875%	5/15/19	8,085	9,029
7	Nationwide Building Society	2.350%	1/21/20	14,328	14,419
7	Nationwide Building Society	2.450%	7/27/21	26,165	26,490
4,12 Nationwide Building Society		4.125%	3/20/23	31,548	36,007
10	Nationwide Building Society	3.250%	1/20/28	7,457	9,520
7	Nordea Bank AB	1.625%	9/30/19	20,790	20,714
7	Nordea Bank AB	2.500%	9/17/20	12,568	12,810
	PNC Bank NA	5.250%	1/15/17	27,935	28,163
	PNC Bank NA	4.875%	9/21/17	22,535	23,210
	PNC Bank NA	1.500%	10/18/17	48,800	48,949
	PNC Bank NA	6.000%	12/7/17	4,885	5,119
	PNC Bank NA	1.500%	2/23/18	55,800	55,982
	PNC Bank NA	6.875%	4/1/18	4,197	4,500
	PNC Bank NA	1.600%	6/1/18	81,400	81,555
	PNC Bank NA	1.850%	7/20/18	24,260	24,433
	PNC Bank NA	1.800%	11/5/18	31,674	31,888
	PNC Bank NA	2.200%	1/28/19	48,707	49,395
	PNC Bank NA	2.250%	7/2/19	44,590	45,361
	PNC Bank NA	2.400%	10/18/19	71,148	72,672
	PNC Bank NA	2.300%	6/1/20	14,636	14,868
	PNC Bank NA	2.600%	7/21/20	14,430	14,786
	PNC Bank NA	2.450%	11/5/20	15,636	15,942
	PNC Bank NA	2.150%	4/29/21	30,821	31,112
	PNC Funding Corp.	5.625%	2/1/17	4,380	4,426
	PNC Funding Corp.	5.125%	2/8/20	7,230	7,967
	Regions Bank	7.500%	5/15/18	7,579	8,237
	Royal Bank of Canada	1.250%	6/16/17	19,520	19,526
	Royal Bank of Canada	1.400%	10/13/17	26,360	26,408
	Royal Bank of Canada	1.500%	1/16/18	3,900	3,907
	Royal Bank of Canada	2.200%	7/27/18	25,890	26,224
	Royal Bank of Canada	1.800%	7/30/18	18,752	18,854
	Royal Bank of Canada	2.000%	12/10/18	21,270	21,466
	Royal Bank of Canada	2.150%	3/15/19	28,400	28,818
	Royal Bank of Canada	1.500%	7/29/19	58,175	57,966
	Royal Bank of Canada	2.350%	10/30/20	7,170	7,288
	Royal Bank of Canada	2.500%	1/19/21	10,461	10,730

	Royal Bank of Canada	4.650%	1/27/26	6,635	7,216
	Royal Bank of Scotland Group plc	3.875%	9/12/23	19,530	19,157
	Santander Bank NA	8.750%	5/30/18	33,955	37,052
	Santander Holdings USA Inc.	2.700%	5/24/19	39,050	39,363
	Santander UK Group Holdings plc	3.125%	1/8/21	19,520	19,782
10	Santander UK Group Holdings plc	3.625%	1/14/26	16,704	20,730
	Santander UK plc	1.375%	3/13/17	93,971	93,975
	Santander UK plc	1.650%	9/29/17	5,280	5,289
	Santander UK plc	3.050%	8/23/18	45,920	46,907
	Santander UK plc	2.000%	8/24/18	16,087	16,129
	Santander UK plc	2.500%	3/14/19	65,240	66,087
	Santander UK plc	2.350%	9/10/19	64,539	65,117
7	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	17,471	17,506
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	5,695	5,821
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	65,565	64,732
	State Street Corp.	1.950%	5/19/21	9,750	9,763
	State Street Corp.	2.650%	5/19/26	4,688	4,680
4	State Street Corp.	5.250%	12/29/49	14,020	14,651
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	7,380	7,547
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	58,014	57,133
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	23,720	23,731
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	6,485	6,469
	SunTrust Banks Inc.	3.500%	1/20/17	12,711	12,754
	SunTrust Banks Inc.	6.000%	9/11/17	8,795	9,126
	SunTrust Banks Inc.	2.900%	3/3/21	23,102	23,912
	Svenska Handelsbanken AB	2.500%	1/25/19	22,830	23,270
	Svenska Handelsbanken AB	1.500%	9/6/19	24,415	24,277
	Svenska Handelsbanken AB	2.450%	3/30/21	67,310	68,491
	Svenska Handelsbanken AB	1.875%	9/7/21	42,035	41,655
	Synchrony Financial	3.000%	8/15/19	85,990	87,755
	Synchrony Financial	2.700%	2/3/20	39,200	39,602
	Synchrony Financial	4.250%	8/15/24	5,110	5,299
	Synchrony Financial	4.500%	7/23/25	4,650	4,851
	Synchrony Financial	3.700%	8/4/26	31,608	31,176
	Toronto-Dominion Bank	1.625%	3/13/18	48,860	49,230
	Toronto-Dominion Bank	2.125%	7/2/19	63,831	64,760
	Toronto-Dominion Bank	1.450%	8/13/19	20,000	19,916
	Toronto-Dominion Bank	2.250%	11/5/19	41,410	42,167
	Toronto-Dominion Bank	2.500%	12/14/20	22,500	23,048
	Toronto-Dominion Bank	2.125%	4/7/21	47,725	48,115
	Toronto-Dominion Bank	1.800%	7/13/21	43,585	43,328
	UBS AG	1.800%	3/26/18	103,260	103,534
	UBS AG	2.375%	8/14/19	21,468	21,845
7	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	24,395	24,935
	US Bank NA	1.375%	9/11/17	42,077	42,137
	US Bank NA	1.350%	1/26/18	22,067	22,094
	US Bank NA	2.125%	10/28/19	20,765	21,115
	Wachovia Corp.	5.750%	6/15/17	29,816	30,643
	Wachovia Corp.	5.750%	2/1/18	53,681	56,463
11	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	1.400%	9/8/17	36,020	36,036
	Wells Fargo & Co.	5.625%	12/11/17	19,840	20,759
	Wells Fargo & Co.	1.500%	1/16/18	40,770	40,795
9	Wells Fargo & Co.	4.250%	1/25/18	4,880	3,786
	Wells Fargo & Co.	2.150%	1/15/19	22,935	23,184
	Wells Fargo & Co.	2.125%	4/22/19	65,816	66,562

9	Wells Fargo & Co.	4.000%	8/8/19	12,720	9,957
	Wells Fargo & Co.	2.150%	1/30/20	74,665	75,203
	Wells Fargo & Co.	2.600%	7/22/20	57,255	58,254
	Wells Fargo & Co.	2.550%	12/7/20	22,004	22,356
	Wells Fargo & Co.	2.100%	7/26/21	63,800	63,431
9	Wells Fargo & Co.	3.000%	7/27/21	46,900	35,376
6,9	Wells Fargo & Co.	3.075%	7/27/21	10,300	7,890
6	Wells Fargo & Co.	2.117%	10/31/23	7,720	7,700
	Wells Fargo Bank NA	6.000%	11/15/17	53,763	56,264
	Wells Fargo Bank NA	1.750%	5/24/19	73,058	73,360
	Westpac Banking Corp.	1.200%	5/19/17	19,436	19,437
	Westpac Banking Corp.	2.000%	8/14/17	54,486	54,763
	Westpac Banking Corp.	1.500%	12/1/17	48,825	48,828
	Westpac Banking Corp.	1.600%	1/12/18	44,378	44,439
	Westpac Banking Corp.	2.250%	7/30/18	20,830	21,093
	Westpac Banking Corp.	1.950%	11/23/18	19,515	19,671
	Westpac Banking Corp.	2.250%	1/17/19	44,660	45,243
	Westpac Banking Corp.	1.600%	8/19/19	40,090	40,019
	Westpac Banking Corp.	4.875%	11/19/19	35,464	38,587
	Westpac Banking Corp.	2.300%	5/26/20	3,665	3,709
	Westpac Banking Corp.	2.600%	11/23/20	60,350	61,678
	Westpac Banking Corp.	2.100%	5/13/21	62,319	62,261
	Westpac Banking Corp.	2.000%	8/19/21	81,740	81,326
	Westpac Banking Corp.	2.850%	5/13/26	14,900	14,864
12	Yorkshire Building Society	1.250%	3/17/22	44,201	48,317

	Brokerage (0.3%)
7	Apollo Management Holdings LP	4.400%	5/27/26	14,605	15,090
	Charles Schwab Corp.	6.375%	9/1/17	5,860	6,104
	Charles Schwab Corp.	1.500%	3/10/18	19,535	19,622
	Franklin Resources Inc.	1.375%	9/15/17	15,056	15,093
	Jefferies Group LLC	5.125%	4/13/18	12,335	12,838
	Legg Mason Inc.	2.700%	7/15/19	5,860	5,965
11	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	2.750%	3/19/19	26,430	26,891
	NYSE Euronext	2.000%	10/5/17	16,167	16,308
	Stifel Financial Corp.	3.500%	12/1/20	28,270	28,907
	Stifel Financial Corp.	4.250%	7/18/24	9,515	9,515
	TD Ameritrade Holding Corp.	2.950%	4/1/22	17,515	18,128

	Finance Companies (0.5%)
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	3.750%	5/15/19	9,890	10,137
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.500%	5/15/21	6,625	6,915
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	3.950%	2/1/22	13,480	13,716
	Air Lease Corp.	5.625%	4/1/17	81,514	82,733
	Air Lease Corp.	3.375%	1/15/19	27,894	28,661
	GE Capital International Funding Co.	2.342%	11/15/20	116,444	118,800
	International Lease Finance Corp.	4.625%	4/15/21	3,905	4,071
7	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	23,080	22,896

	Insurance (2.1%)
	Aetna Inc.	1.700%	6/7/18	17,865	17,925
	Aetna Inc.	1.900%	6/7/19	17,605	17,745
	Aetna Inc.	2.400%	6/15/21	14,655	14,803

	Aetna Inc.	2.800%	6/15/23	9,565	9,698
	Aetna Inc.	3.200%	6/15/26	16,135	16,229
	Aflac Inc.	3.625%	6/15/23	5,860	6,242
	Alleghany Corp.	5.625%	9/15/20	8,890	9,746
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	6,670	6,807
	Alterra Finance LLC	6.250%	9/30/20	9,765	11,050
	American Financial Group Inc.	9.875%	6/15/19	31,750	38,005
	American International Group Inc.	2.300%	7/16/19	5,036	5,110
	American International Group Inc.	4.875%	6/1/22	8,230	9,196
	American International Group Inc.	4.125%	2/15/24	6,155	6,601
	American International Group Inc.	3.750%	7/10/25	8,264	8,638
	American International Group Inc.	4.500%	7/16/44	3,520	3,590
	Anthem Inc.	1.875%	1/15/18	19,336	19,413
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	25,904	28,752
	Assurant Inc.	2.500%	3/15/18	29,300	29,596
	Axis Specialty Finance LLC	5.875%	6/1/20	11,618	12,860
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,788
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	25,658
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	36,720	36,653
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,963
	Berkshire Hathaway Inc.	2.750%	3/15/23	43,828	45,147
	Berkshire Hathaway Inc.	3.125%	3/15/26	26,525	27,521
	Chubb INA Holdings Inc.	2.300%	11/3/20	12,800	13,061
	Chubb INA Holdings Inc.	2.875%	11/3/22	9,920	10,329
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,875	5,986
	CNA Financial Corp.	7.350%	11/15/19	3,900	4,448
4,10 CNP Assurances		7.375%	9/30/41	5,700	7,819
4,12 Credit Agricole Assurances SA		4.250%	1/29/49	14,200	15,438
4,12 Credit Agricole Assurances SA		4.500%	10/31/49	10,500	11,465
4,12 ELM BV for Swiss Reinsurance Co. Ltd.		2.600%	12/29/49	4,140	4,385
12	Liberty Mutual Group Inc.	2.750%	5/4/26	10,878	12,572
	Manulife Financial Corp.	4.150%	3/4/26	23,955	26,185
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	9,975
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	14,385	14,552
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,325	3,675
7	MassMutual Global Funding II	2.100%	8/2/18	12,735	12,913
7	MassMutual Global Funding II	2.500%	10/17/22	14,335	14,454
	MetLife Inc.	1.756%	12/15/17	14,600	14,663
	MetLife Inc.	6.817%	8/15/18	13,300	14,525
	MetLife Inc.	7.717%	2/15/19	9,219	10,481
4	MetLife Inc.	5.250%	12/29/49	7,005	7,093
7	Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,402
9	Metropolitan Life Global Funding I	4.500%	10/10/18	38,060	29,863
7	Metropolitan Life Global Funding I	2.300%	4/10/19	11,225	11,402
7	Metropolitan Life Global Funding I	3.000%	1/10/23	11,200	11,494
7	New York Life Global Funding	1.950%	2/11/20	17,975	18,049
	PartnerRe Finance A LLC	6.875%	6/1/18	20,530	22,172
7	Pricoa Global Funding I	2.550%	11/24/20	6,830	6,981
	Principal Financial Group Inc.	1.850%	11/15/17	15,600	15,675
7	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,826
4	Progressive Corp.	6.700%	6/15/67	32,684	32,561
	Prudential Financial Inc.	7.375%	6/15/19	10,442	11,933
	Prudential Financial Inc.	2.350%	8/15/19	9,790	9,968
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,556
	Prudential Financial Inc.	4.500%	11/16/21	18,449	20,490
4	Prudential Financial Inc.	5.375%	5/15/45	12,290	12,797
	Reinsurance Group of America Inc.	5.625%	3/15/17	12,900	13,097

	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	23,707
	Reinsurance Group of America Inc.	3.950%	9/15/26	25,471	26,314
7	Reliance Standard Life Global Funding II	2.150%	10/15/18	27,320	27,530
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	52,630	52,969
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	17,860	17,947
7	Reliance Standard Life Global Funding II	3.050%	1/20/21	8,275	8,506
7	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	60,100	61,775
	Torchmark Corp.	9.250%	6/15/19	7,053	8,319
	Travelers Cos. Inc.	5.800%	5/15/18	2,273	2,424
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	3,251
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,652
12	Trinity Acquisition plc	2.125%	5/26/22	20,000	22,524
	UnitedHealth Group Inc.	1.900%	7/16/18	20,510	20,693
	UnitedHealth Group Inc.	2.700%	7/15/20	14,640	15,120

	Real Estate Investment Trusts (1.4%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	30,205
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	3.000%	2/6/19	22,495	22,776
	Boston Properties LP	3.700%	11/15/18	4,900	5,089
	Boston Properties LP	5.875%	10/15/19	32,163	35,613
	Boston Properties LP	2.750%	10/1/26	5,841	5,624
	Brandywine Operating Partnership LP	5.700%	5/1/17	15,370	15,680
	Brandywine Operating Partnership LP	4.950%	4/15/18	21,275	22,185
	Brandywine Operating Partnership LP	3.950%	2/15/23	6,733	6,884
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,895	5,983
	Brixmor Operating Partnership LP	4.125%	6/15/26	31,250	32,114
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	3,905	3,848
	DDR Corp.	7.500%	4/1/17	289	296
	DDR Corp.	4.750%	4/15/18	29,245	30,285
	DDR Corp.	7.500%	7/15/18	2,500	2,732
	DDR Corp.	7.875%	9/1/20	7,085	8,449
	Digital Realty Trust LP	3.400%	10/1/20	22,047	22,889
	Digital Realty Trust LP	3.950%	7/1/22	34,798	36,819
	Digital Realty Trust LP	4.750%	10/1/25	6,622	7,110
	Duke Realty LP	6.500%	1/15/18	3,235	3,422
	Duke Realty LP	3.250%	6/30/26	4,402	4,435
	ERP Operating LP	2.375%	7/1/19	4,875	4,966
	ERP Operating LP	4.750%	7/15/20	2,349	2,569
	Essex Portfolio LP	3.500%	4/1/25	2,272	2,337
	Federal Realty Investment Trust	2.550%	1/15/21	9,351	9,545
7	Goodman Australia Industrial Fund	3.400%	9/30/26	17,000	16,676
12	Hammerson plc	2.000%	7/1/22	7,609	8,674
	HCP Inc.	6.700%	1/30/18	9,705	10,319
	HCP Inc.	2.625%	2/1/20	12,357	12,512
	HCP Inc.	4.000%	12/1/22	8,755	9,217
	HCP Inc.	4.250%	11/15/23	7,420	7,736
	HCP Inc.	3.400%	2/1/25	14,805	14,523
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,481
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	9,850	9,810
	Highwoods Realty LP	5.850%	3/15/17	4,425	4,491
	Kilroy Realty LP	4.800%	7/15/18	20,030	20,903
	Liberty Property LP	4.750%	10/1/20	10,940	11,847
	Liberty Property LP	3.750%	4/1/25	3,575	3,719
	Omega Healthcare Investors Inc.	4.375%	8/1/23	40,500	41,411
	Omega Healthcare Investors Inc.	5.250%	1/15/26	44,043	46,465

	Realty Income Corp.	2.000%	1/31/18	4,870	4,897
	Realty Income Corp.	5.750%	1/15/21	3,905	4,421
	Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,570
	Simon Property Group LP	2.800%	1/30/17	22,815	22,815
	Simon Property Group LP	2.150%	9/15/17	1,572	1,582
	Simon Property Group LP	10.350%	4/1/19	10,565	12,550
	Simon Property Group LP	5.650%	2/1/20	16,085	17,908
	Simon Property Group LP	2.500%	9/1/20	11,153	11,440
	Simon Property Group LP	4.375%	3/1/21	7,375	8,084
	Ventas Realty LP	3.125%	6/15/23	11,328	11,495
	Ventas Realty LP	3.250%	10/15/26	13,150	13,095
	Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	14,362	14,434
	Welltower Inc.	4.700%	9/15/17	14,620	15,030
	Welltower Inc.	2.250%	3/15/18	15,769	15,898
	Welltower Inc.	4.125%	4/1/19	46,860	49,130
	Welltower Inc.	4.000%	6/1/25	7,025	7,369
10	Welltower Inc.	4.800%	11/20/28	5,167	7,296
					14,428,442
Industrial (23.0%)
	Basic Industry (1.1%)
	Agrium Inc.	6.750%	1/15/19	24,905	27,379
7	Air Liquide Finance SA	1.375%	9/27/19	21,270	21,198
7	Air Liquide Finance SA	1.750%	9/27/21	24,420	24,150
	Air Products & Chemicals Inc.	1.200%	10/15/17	11,225	11,239
	Air Products & Chemicals Inc.	4.375%	8/21/19	7,155	7,730
	Airgas Inc.	1.650%	2/15/18	23,552	23,662
	Airgas Inc.	2.375%	2/15/20	9,890	10,026
	Airgas Inc.	3.050%	8/1/20	12,510	13,027
	Albemarle Corp.	3.000%	12/1/19	4,880	5,032
9	BHP Billiton Finance Ltd.	3.750%	10/18/17	14,090	10,825
9	BHP Billiton Finance Ltd.	3.000%	3/30/20	14,320	10,884
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	3,874	3,874
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	68,574	68,574
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	35,646	36,180
	BHP Billiton Finance USA Ltd.	2.050%	9/30/18	13,920	14,060
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	36,339	40,474
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	7,867	8,282
	CF Industries Inc.	6.875%	5/1/18	26,245	27,590
	CF Industries Inc.	3.450%	6/1/23	6,465	6,047
	Dow Chemical Co.	8.550%	5/15/19	28,238	32,918
	Eastman Chemical Co.	2.400%	6/1/17	5,985	6,026
	Ecolab Inc.	3.000%	12/8/16	3,339	3,347
	EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	29,446
	EI du Pont de Nemours & Co.	4.625%	1/15/20	11,348	12,347
	Goldcorp Inc.	2.125%	3/15/18	14,640	14,658
	LyondellBasell Industries NV	5.000%	4/15/19	22,480	23,998
	Monsanto Co.	1.150%	6/30/17	9,770	9,753
	Monsanto Co.	5.125%	4/15/18	22,515	23,634
	Monsanto Co.	1.850%	11/15/18	3,000	3,015
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	28,554	29,088
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	11,456	12,704
	PPG Industries Inc.	2.300%	11/15/19	29,285	29,703
	Praxair Inc.	4.500%	8/15/19	29,565	32,012
	Praxair Inc.	4.050%	3/15/21	13,542	14,815
	Praxair Inc.	3.000%	9/1/21	4,900	5,168
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	4,880	5,741
	Vale Overseas Ltd.	5.625%	9/15/19	3,880	4,132

	Vale Overseas Ltd.	5.875%	6/10/21	9,975	10,623

	Capital Goods (1.8%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	8,400	9,350
	Caterpillar Financial Services Corp.	7.150%	2/15/19	47,540	53,492
	Caterpillar Financial Services Corp.	1.350%	5/18/19	32,370	32,212
	Caterpillar Financial Services Corp.	1.700%	8/9/21	41,200	40,512
7	Caterpillar Financial Services Corp.	1.931%	10/1/21	94,058	93,192
	Caterpillar Inc.	7.900%	12/15/18	59,914	67,895
7	Embraer Overseas Ltd.	5.696%	9/16/23	10,379	11,011
	General Electric Capital Corp.	5.625%	5/1/18	5,855	6,241
	General Electric Capital Corp.	6.000%	8/7/19	6,806	7,644
	General Electric Capital Corp.	2.200%	1/9/20	30,647	31,101
	General Electric Capital Corp.	5.550%	5/4/20	54,502	61,609
	General Electric Capital Corp.	4.375%	9/16/20	31,110	34,202
	General Electric Capital Corp.	4.625%	1/7/21	76,607	85,411
	General Electric Capital Corp.	5.300%	2/11/21	6,288	7,153
	General Electric Capital Corp.	4.650%	10/17/21	19,530	22,128
	Illinois Tool Works Inc.	3.375%	9/15/21	17,075	18,264
	Illinois Tool Works Inc.	2.650%	11/15/26	26,190	26,107
	John Deere Capital Corp.	5.350%	4/3/18	26,530	28,034
	John Deere Capital Corp.	5.750%	9/10/18	28,200	30,480
	John Deere Capital Corp.	1.250%	10/9/19	18,800	18,646
	John Deere Capital Corp.	2.375%	7/14/20	51,283	52,334
	John Deere Capital Corp.	2.450%	9/11/20	43,491	44,556
	John Deere Capital Corp.	2.550%	1/8/21	14,640	15,062
	John Deere Capital Corp.	2.800%	3/4/21	32,710	33,903
	John Deere Capital Corp.	3.900%	7/12/21	9,760	10,596
9	John Deere Financial Ltd.	3.500%	12/18/19	36,830	28,652
	Lennox International Inc.	3.000%	11/15/23	13,145	13,129
	Precision Castparts Corp.	2.500%	1/15/23	6,260	6,339
	Raytheon Co.	6.750%	3/15/18	20,028	21,535
	Raytheon Co.	6.400%	12/15/18	31,866	35,281
	Raytheon Co.	4.400%	2/15/20	2,070	2,257
	Raytheon Co.	3.125%	10/15/20	8,697	9,161
	Rockwell Automation Inc.	5.650%	12/1/17	4,885	5,111
	United Rentals North America Inc.	4.625%	7/15/23	46,770	48,290
	United Rentals North America Inc.	5.875%	9/15/26	6,720	6,938
	United Rentals North America Inc.	5.500%	5/15/27	9,830	9,830
	United Technologies Corp.	3.750%	11/1/46	11,640	11,574

	Communication (2.7%)
	21st Century Fox America Inc.	7.250%	5/18/18	7,205	7,824
	21st Century Fox America Inc.	6.900%	3/1/19	6,840	7,634
7	Activision Blizzard Inc.	2.300%	9/15/21	15,350	15,268
	America Movil SAB de CV	5.625%	11/15/17	44,269	46,231
	America Movil SAB de CV	5.000%	10/16/19	13,343	14,507
	America Movil SAB de CV	5.000%	3/30/20	61,948	68,102
	American Tower Corp.	4.500%	1/15/18	19,490	20,149
	American Tower Corp.	3.400%	2/15/19	29,451	30,524
	American Tower Corp.	2.800%	6/1/20	14,100	14,394
	American Tower Corp.	3.300%	2/15/21	31,523	32,669
10	AT&T Inc.	5.875%	4/28/17	28,800	36,057
	AT&T Inc.	1.700%	6/1/17	15,250	15,308
	AT&T Inc.	1.400%	12/1/17	24,400	24,407
	AT&T Inc.	5.500%	2/1/18	31,834	33,360
	AT&T Inc.	5.600%	5/15/18	6,038	6,406

AT&T Inc.	5.800%	2/15/19	27,420	29,788
AT&T Inc.	5.875%	10/1/19	46,760	51,796
AT&T Inc.	5.200%	3/15/20	18,557	20,346
AT&T Inc.	2.450%	6/30/20	18,500	18,589
AT&T Inc.	4.600%	2/15/21	4,762	5,181
British Telecommunications plc	2.350%	2/14/19	14,785	15,027
CBS Corp.	4.625%	5/15/18	2,690	2,806
CBS Corp.	2.300%	8/15/19	1,980	2,005
Comcast Cable Communications LLC	8.875%	5/1/17	24,479	25,411
Comcast Corp.	6.500%	1/15/17	26,164	26,458
Comcast Corp.	5.875%	2/15/18	17,672	18,699
Crown Castle International Corp.	3.400%	2/15/21	31,300	32,474
Crown Castle International Corp.	2.250%	9/1/21	16,500	16,356
7 Deutsche Telekom International Finance BV	2.250%	3/6/17	18,870	18,941
Deutsche Telekom International Finance BV	6.750%	8/20/18	10,804	11,789
Deutsche Telekom International Finance BV	6.000%	7/8/19	14,550	16,168
Electronic Arts Inc.	3.700%	3/1/21	14,650	15,508
Grupo Televisa SAB	6.000%	5/15/18	10,931	11,630
Grupo Televisa SAB	6.625%	3/18/25	4,900	5,897
Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,000	2,015
7 KT Corp.	1.750%	4/22/17	34,185	34,206
Moody's Corp.	2.750%	7/15/19	56,407	57,775
Moody's Corp.	5.500%	9/1/20	8,645	9,706
Omnicom Group Inc.	6.250%	7/15/19	5,860	6,552
Omnicom Group Inc.	4.450%	8/15/20	15,502	16,866
Orange SA	2.750%	2/6/19	29,240	29,973
Orange SA	1.625%	11/3/19	56,600	56,568
Qwest Corp.	6.500%	6/1/17	9,653	9,909
7 SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,504
7 Sky plc	2.625%	9/16/19	12,200	12,337
Telefonica Emisiones SAU	6.221%	7/3/17	11,382	11,740
9 Telstra Corp. Ltd.	4.500%	11/13/18	28,920	22,827
9 Telstra Corp. Ltd.	4.000%	9/16/22	5,000	3,993
Thomson Reuters Corp.	1.300%	2/23/17	15,180	15,184
Thomson Reuters Corp.	6.500%	7/15/18	27,270	29,476
Time Warner Cable Inc.	5.850%	5/1/17	29,200	29,852
Time Warner Cable Inc.	8.750%	2/14/19	18,305	20,990
Time Warner Cable Inc.	8.250%	4/1/19	23,445	26,808
Verizon Communications Inc.	5.500%	2/15/18	6,265	6,582
Verizon Communications Inc.	6.100%	4/15/18	16,606	17,707
Verizon Communications Inc.	3.650%	9/14/18	36,333	37,734
Verizon Communications Inc.	1.375%	8/15/19	19,500	19,342
Verizon Communications Inc.	2.625%	2/21/20	50,782	51,836
Verizon Communications Inc.	4.500%	9/15/20	92,180	100,204
Verizon Communications Inc.	3.450%	3/15/21	29,200	30,598
Verizon Communications Inc.	1.750%	8/15/21	17,500	17,135
Verizon Communications Inc.	3.000%	11/1/21	15,741	16,174
Verizon Communications Inc.	5.150%	9/15/23	9,800	11,230
Viacom Inc.	2.500%	12/15/16	9,880	9,902
Viacom Inc.	6.125%	10/5/17	10,695	11,141
Viacom Inc.	2.500%	9/1/18	13,895	14,038
Viacom Inc.	5.625%	9/15/19	3,195	3,491
Viacom Inc.	3.875%	12/15/21	14,600	15,449
Viacom Inc.	3.450%	10/4/26	8,600	8,543
Vodafone Group plc	1.250%	9/26/17	21,359	21,339
Vodafone Group plc	5.450%	6/10/19	4,900	5,359

Consumer Cyclical (3.6%)
Alibaba Group Holding Ltd.	1.625%	11/28/17	37,630	37,631
Alibaba Group Holding Ltd.	2.500%	11/28/19	19,064	19,281
American Honda Finance Corp.	0.950%	5/5/17	15,960	15,958
American Honda Finance Corp.	1.600%	7/13/18	10,770	10,833
American Honda Finance Corp.	2.125%	10/10/18	18,825	19,111
American Honda Finance Corp.	1.700%	2/22/19	14,050	14,131
American Honda Finance Corp.	2.250%	8/15/19	41,660	42,537
American Honda Finance Corp.	2.450%	9/24/20	16,675	17,081
American Honda Finance Corp.	1.700%	9/9/21	16,450	16,276
AutoZone Inc.	7.125%	8/1/18	19,022	20,849
AutoZone Inc.	1.625%	4/21/19	8,345	8,345
Block Financial LLC	4.125%	10/1/20	9,807	10,208
7 BMW US Capital LLC	1.500%	4/11/19	23,425	23,428
7 BMW US Capital LLC	2.000%	4/11/21	29,975	30,010
CVS Health Corp.	1.900%	7/20/18	16,605	16,733
CVS Health Corp.	2.250%	12/5/18	19,520	19,815
CVS Health Corp.	2.800%	7/20/20	119,047	122,647
7 Daimler Finance North America LLC	2.950%	1/11/17	16,915	16,982
7 Daimler Finance North America LLC	1.125%	3/10/17	27,650	27,652
7 Daimler Finance North America LLC	2.400%	4/10/17	9,740	9,792
7 Daimler Finance North America LLC	1.375%	8/1/17	19,525	19,530
Delphi Automotive plc	3.150%	11/19/20	14,635	15,083
Dollar General Corp.	4.125%	7/15/17	12,850	13,109
Dollar General Corp.	1.875%	4/15/18	9,965	10,007
7 Experian Finance plc	2.375%	6/15/17	35,430	35,608
Ford Motor Credit Co. LLC	3.000%	6/12/17	29,245	29,530
Ford Motor Credit Co. LLC	6.625%	8/15/17	69,932	72,645
Ford Motor Credit Co. LLC	2.145%	1/9/18	14,665	14,722
Ford Motor Credit Co. LLC	2.375%	1/16/18	14,635	14,735
Ford Motor Credit Co. LLC	5.000%	5/15/18	82,795	86,607
Ford Motor Credit Co. LLC	2.240%	6/15/18	14,650	14,718
9 Ford Motor Credit Co. LLC	4.050%	12/10/18	76,020	59,026
Ford Motor Credit Co. LLC	2.375%	3/12/19	5,460	5,508
Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,695
Ford Motor Credit Co. LLC	2.459%	3/27/20	19,535	19,598
9 Ford Motor Credit Co. LLC	3.588%	6/2/20	41,976	32,322
Ford Motor Credit Co. LLC	3.157%	8/4/20	14,310	14,686
Ford Motor Credit Co. LLC	3.200%	1/15/21	13,597	13,854
Ford Motor Credit Co. LLC	3.336%	3/18/21	39,030	40,032
General Motors Co.	3.500%	10/2/18	36,615	37,590
General Motors Financial Co. Inc.	2.625%	7/10/17	19,525	19,671
General Motors Financial Co. Inc.	4.750%	8/15/17	975	999
General Motors Financial Co. Inc.	3.250%	5/15/18	64,135	65,288
General Motors Financial Co. Inc.	6.750%	6/1/18	46,749	50,178
General Motors Financial Co. Inc.	3.100%	1/15/19	5,220	5,312
General Motors Financial Co. Inc.	2.400%	5/9/19	34,170	34,216
General Motors Financial Co. Inc.	3.500%	7/10/19	20,779	21,373
General Motors Financial Co. Inc.	3.200%	7/13/20	39,065	39,703
General Motors Financial Co. Inc.	3.700%	11/24/20	23,420	24,113
General Motors Financial Co. Inc.	4.200%	3/1/21	19,515	20,530
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	16,094	16,177
7 Harley-Davidson Financial Services Inc.	1.550%	11/17/17	3,415	3,415
7 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,765	9,907
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	10,800	10,862
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	3,665	3,958
7 Hyundai Capital America	4.000%	6/8/17	10,785	10,947

Lowe's Cos. Inc.	1.625%	4/15/17	39,826	39,928
Lowe's Cos. Inc.	1.150%	4/15/19	12,150	12,122
Lowe's Cos. Inc.	4.625%	4/15/20	19,120	20,851
Macy's Retail Holdings Inc.	5.900%	12/1/16	12,254	12,301
Macy's Retail Holdings Inc.	7.450%	7/15/17	5,204	5,428
Macy's Retail Holdings Inc.	3.450%	1/15/21	19,515	20,193
Marriott International Inc.	6.375%	6/15/17	7,397	7,627
MasterCard Inc.	2.000%	4/1/19	9,620	9,778
McDonald's Corp.	2.100%	12/7/18	11,710	11,866
McDonald's Corp.	2.750%	12/9/20	19,515	20,118
7 Nissan Motor Acceptance Corp.	2.000%	3/8/19	31,275	31,465
Nordstrom Inc.	6.250%	1/15/18	10,330	10,912
PACCAR Financial Corp.	1.750%	8/14/18	6,635	6,698
PACCAR Financial Corp.	2.200%	9/15/19	19,025	19,388
PACCAR Financial Corp.	2.500%	8/14/20	2,930	3,000
QVC Inc.	3.125%	4/1/19	9,770	9,980
Starbucks Corp.	2.100%	2/4/21	12,420	12,607
TJX Cos. Inc.	2.750%	6/15/21	19,475	20,254
9 Toyota Finance Australia Ltd.	4.250%	5/15/19	19,200	15,291
Toyota Motor Credit Corp.	1.450%	1/12/18	27,350	27,409
Toyota Motor Credit Corp.	1.550%	7/13/18	14,740	14,810
Toyota Motor Credit Corp.	2.000%	10/24/18	10,745	10,877
Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,815
Toyota Motor Credit Corp.	2.125%	7/18/19	40,515	41,158
VF Corp.	5.950%	11/1/17	5,860	6,122
Visa Inc.	1.200%	12/14/17	33,170	33,230
Visa Inc.	2.200%	12/14/20	82,930	84,572
9 Volkswagen Financial Services Australia Pty Ltd.	4.250%	4/4/18	3,150	2,441
9 Volkswagen Financial Services Australia Pty Ltd.	3.250%	8/13/19	24,360	18,598
7 Volkswagen Group of America Finance LLC	1.250%	5/23/17	28,215	28,166
7 Volkswagen Group of America Finance LLC	1.600%	11/20/17	6,205	6,199
7 Volkswagen Group of America Finance LLC	1.650%	5/22/18	3,465	3,455
7 Volkswagen Group of America Finance LLC	2.125%	5/23/19	7,000	7,010
Wal-Mart Stores Inc.	3.625%	7/8/20	29,565	31,738
Wal-Mart Stores Inc.	3.250%	10/25/20	19,080	20,325
Walgreens Boots Alliance Inc.	1.750%	5/30/18	18,060	18,146
Walgreens Boots Alliance Inc.	2.600%	6/1/21	46,103	46,637
Walgreens Boots Alliance Inc.	3.100%	6/1/23	6,710	6,810
7 Wesfarmers Ltd.	1.874%	3/20/18	17,250	17,292

Consumer Noncyclical (5.7%)
AbbVie Inc.	1.800%	5/14/18	126,410	126,842
AbbVie Inc.	2.000%	11/6/18	16,862	16,994
AbbVie Inc.	2.500%	5/14/20	90,080	91,295
AbbVie Inc.	2.300%	5/14/21	29,085	29,095
Actavis Funding SCS	2.350%	3/12/18	169,571	170,855
Actavis Funding SCS	2.450%	6/15/19	9,765	9,925
Actavis Funding SCS	3.000%	3/12/20	105,033	108,071
Actavis Inc.	1.875%	10/1/17	20,626	20,703
Actavis Inc.	6.125%	8/15/19	9,765	10,854
Agilent Technologies Inc.	6.500%	11/1/17	2,257	2,370
Agilent Technologies Inc.	5.000%	7/15/20	24,885	27,448
Allergan Inc.	1.350%	3/15/18	7,800	7,761
Altria Group Inc.	9.250%	8/6/19	69,792	84,214
Altria Group Inc.	4.750%	5/5/21	40,225	44,928

	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,583
	Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,275	5,355
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	9,070
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	2,345	2,344
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	68,756	69,292
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	16,210	16,458
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	190,770	195,541
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	7,000	7,297
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	15,550	16,400
12	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	1,300	1,780
12	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	6,300	7,971
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	32,250	36,463
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	35,850	39,721
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	7,900	8,000
	Baxalta Inc.	2.875%	6/23/20	80,565	82,252
4,12 Bayer AG		2.375%	4/2/75	8,975	9,457
	Biogen Inc.	6.875%	3/1/18	4,880	5,225
	Biogen Inc.	2.900%	9/15/20	61,637	63,594
	Boston Scientific Corp.	2.650%	10/1/18	20,960	21,359
12	Bunge Finance Europe BV	1.850%	6/16/23	23,008	26,339
	Cardinal Health Inc.	1.900%	6/15/17	6,830	6,857
7	Cargill Inc.	1.900%	3/1/17	24,886	24,965
7	Cargill Inc.	6.000%	11/27/17	12,295	12,899
7	Cargill Inc.	7.350%	3/6/19	24,500	27,685
7	Cargill Inc.	3.250%	11/15/21	9,750	10,296
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,948
	Celgene Corp.	2.125%	8/15/18	12,600	12,720
	Clorox Co.	5.950%	10/15/17	4,880	5,104
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	20,600	20,758
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,934
	Conagra Brands Inc.	3.200%	1/25/23	19,158	19,627
	Constellation Brands Inc.	3.875%	11/15/19	9,750	10,201
	Constellation Brands Inc.	3.750%	5/1/21	5,130	5,406
	Constellation Brands Inc.	4.750%	12/1/25	3,470	3,821
	Covidien International Finance SA	6.000%	10/15/17	48,915	51,057
12	DH Europe Finance SA	1.700%	1/4/22	2,730	3,189
12	DH Europe Finance SA	2.500%	7/8/25	16,500	20,366
	Diageo Capital plc	1.125%	4/29/18	7,115	7,088
	Dignity Health California GO	2.637%	11/1/19	2,000	2,041
	Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,946
	Express Scripts Holding Co.	3.300%	2/25/21	12,200	12,774
	Express Scripts Holding Co.	3.000%	7/15/23	34,100	33,959
	General Mills Inc.	5.700%	2/15/17	9,110	9,232
	Gilead Sciences Inc.	2.550%	9/1/20	56,600	58,053
	Gilead Sciences Inc.	1.950%	3/1/22	32,230	31,985
	Gilead Sciences Inc.	2.500%	9/1/23	19,530	19,385
	Gilead Sciences Inc.	4.750%	3/1/46	12,835	13,968
7	Grupo Bimbo SAB de CV	3.875%	6/27/24	2,800	2,912
	Hershey Co.	1.600%	8/21/18	3,060	3,082
	Ingredion Inc.	1.800%	9/25/17	5,855	5,877
	Kellogg Co.	3.250%	4/1/26	6,750	6,916
	Kraft Foods Group Inc.	2.250%	6/5/17	6,275	6,309
	Kraft Foods Group Inc.	6.125%	8/23/18	14,240	15,376
	Kraft Heinz Foods Co.	2.000%	7/2/18	10,765	10,833
	Kraft Heinz Foods Co.	3.950%	7/15/25	2,900	3,101
	Kraft Heinz Foods Co.	3.000%	6/1/26	9,675	9,580
12	Kraft Heinz Foods Co.	2.250%	5/25/28	22,062	25,888

	McCormick & Co. Inc.	3.900%	7/15/21	4,500	4,877
	McKesson Corp.	5.700%	3/1/17	5,675	5,762
	McKesson Corp.	2.284%	3/15/19	34,250	34,676
	Mead Johnson Nutrition Co.	3.000%	11/15/20	24,500	25,308
	Medtronic Inc.	1.500%	3/15/18	28,725	28,832
	Medtronic Inc.	1.375%	4/1/18	11,900	11,919
	Medtronic Inc.	2.500%	3/15/20	69,785	71,646
	Medtronic Inc.	3.150%	3/15/22	19,500	20,512
	Medtronic Inc.	3.625%	3/15/24	7,512	8,020
12	Merck & Co. Inc.	1.375%	11/2/36	14,800	16,083
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	7,320	8,016
12	Molson Coors Brewing Co.	1.250%	7/15/24	11,900	13,225
	Mondelez International Inc.	2.250%	2/1/19	7,855	7,973
7	Mylan NV	3.000%	12/15/18	29,270	29,858
7	Mylan NV	3.150%	6/15/21	48,810	49,604
	Newell Brands Inc.	2.600%	3/29/19	17,500	17,855
	Newell Brands Inc.	3.150%	4/1/21	14,600	15,210
	Newell Brands Inc.	3.850%	4/1/23	19,500	20,683
	Newell Brands Inc.	5.375%	4/1/36	5,150	5,976
	Northwell Healthcare Inc.	3.979%	11/1/46	1,945	1,904
	PepsiCo Inc.	5.000%	6/1/18	13,670	14,492
	PepsiCo Inc.	7.900%	11/1/18	13,680	15,441
	PepsiCo Inc.	2.250%	1/7/19	7,900	8,058
	PepsiCo Inc.	4.500%	1/15/20	23,505	25,698
	PepsiCo Inc.	1.850%	4/30/20	43,850	44,278
	Pharmacia LLC	6.500%	12/1/18	8,300	9,167
	Philip Morris International Inc.	1.125%	8/21/17	4,975	4,979
	Quest Diagnostics Inc.	2.700%	4/1/19	19,535	19,946
	Reynolds American Inc.	8.125%	6/23/19	49,853	57,978
	Reynolds American Inc.	3.250%	6/12/20	16,445	17,168
7	Roche Holdings Inc.	2.250%	9/30/19	29,295	29,922
7	Roche Holdings Inc.	1.750%	1/28/22	38,095	37,921
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	97,075	96,899
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	87,895	87,296
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	12,385	12,286
	St. Jude Medical Inc.	2.800%	9/15/20	18,990	19,494
	Stryker Corp.	1.300%	4/1/18	11,850	11,851
	Stryker Corp.	2.000%	3/8/19	24,500	24,739
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	38,645	38,657
	Teva Pharmaceutical Finance Netherlands III BV	1.700%	7/19/19	68,340	67,968
	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	84,684	83,673
	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	16,650	16,379
	The Kroger Co.	2.200%	1/15/17	6,895	6,929
	The Kroger Co.	6.800%	12/15/18	5,950	6,599
	The Kroger Co.	2.000%	1/15/19	14,700	14,844
	The Kroger Co.	2.300%	1/15/19	31,250	31,765
	The Kroger Co.	6.150%	1/15/20	10,250	11,565
	The Kroger Co.	2.600%	2/1/21	19,550	19,927
	The Kroger Co.	2.950%	11/1/21	9,760	10,062
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	14,600	14,781
12	Thermo Fisher Scientific Inc.	1.375%	9/12/28	26,233	28,128
	Tyson Foods Inc.	2.650%	8/15/19	56,023	57,272
	Tyson Foods Inc.	4.500%	6/15/22	9,035	9,960
12	Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	22,300	24,215

Wyeth LLC	5.450%	4/1/17	3,270	3,330

Energy (4.0%)
Anadarko Petroleum Corp.	6.375%	9/15/17	12,242	12,750
Anadarko Petroleum Corp.	4.850%	3/15/21	21,408	23,244
Anadarko Petroleum Corp.	3.450%	7/15/24	6,800	6,755
Anadarko Petroleum Corp.	6.600%	3/15/46	7,800	9,568
BP Capital Markets plc	2.248%	11/1/16	37,575	37,574
BP Capital Markets plc	1.846%	5/5/17	41,475	41,629
BP Capital Markets plc	1.375%	11/6/17	19,450	19,457
BP Capital Markets plc	1.375%	5/10/18	71,938	71,785
BP Capital Markets plc	2.241%	9/26/18	24,638	24,944
9 BP Capital Markets plc	4.750%	11/15/18	18,250	14,384
BP Capital Markets plc	4.750%	3/10/19	30,289	32,471
BP Capital Markets plc	1.676%	5/3/19	10,250	10,265
BP Capital Markets plc	2.237%	5/10/19	24,500	24,874
BP Capital Markets plc	2.521%	1/15/20	11,810	12,029
BP Capital Markets plc	2.315%	2/13/20	53,650	54,423
BP Capital Markets plc	4.500%	10/1/20	25,425	27,805
BP Capital Markets plc	2.112%	9/16/21	7,700	7,711
BP Capital Markets plc	3.062%	3/17/22	10,714	11,163
BP Capital Markets plc	2.750%	5/10/23	8,508	8,595
BP Capital Markets plc	3.814%	2/10/24	13,465	14,422
Chevron Corp.	1.365%	3/2/18	35,945	36,002
Chevron Corp.	1.718%	6/24/18	45,361	45,666
Chevron Corp.	4.950%	3/3/19	25,050	27,045
Chevron Corp.	2.193%	11/15/19	9,800	9,988
Chevron Corp.	1.961%	3/3/20	41,685	42,061
Chevron Corp.	2.427%	6/24/20	25,000	25,602
Chevron Corp.	2.419%	11/17/20	14,760	15,073
ConocoPhillips	5.750%	2/1/19	52,976	57,551
ConocoPhillips Co.	2.200%	5/15/20	7,230	7,286
ConocoPhillips Co.	4.200%	3/15/21	70,430	76,258
ConocoPhillips Co.	2.875%	11/15/21	9,750	10,005
Devon Energy Corp.	4.000%	7/15/21	19,530	20,360
Devon Energy Corp.	3.250%	5/15/22	11,700	11,705
Dominion Gas Holdings LLC	2.500%	12/15/19	21,500	22,037
Dominion Gas Holdings LLC	2.800%	11/15/20	11,700	12,074
Dominion Gas Holdings LLC	3.550%	11/1/23	12,700	13,204
El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,283	10,473
Enbridge Energy Partners LP	4.375%	10/15/20	975	1,042
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	1,660
Energy Transfer Partners LP	6.125%	2/15/17	19,467	19,727
Energy Transfer Partners LP	2.500%	6/15/18	19,050	19,179
Energy Transfer Partners LP	6.700%	7/1/18	40,929	43,781
Energy Transfer Partners LP	4.150%	10/1/20	49,725	51,929
Energy Transfer Partners LP	4.650%	6/1/21	21,985	23,602
Energy Transfer Partners LP	5.200%	2/1/22	7,883	8,634
EOG Resources Inc.	5.875%	9/15/17	2,950	3,063
EOG Resources Inc.	5.625%	6/1/19	16,611	18,193
EOG Resources Inc.	2.450%	4/1/20	11,528	11,739
EOG Resources Inc.	4.400%	6/1/20	15,940	17,116
EOG Resources Inc.	2.625%	3/15/23	8,571	8,559
Exxon Mobil Corp.	1.912%	3/6/20	29,700	30,037
Exxon Mobil Corp.	4.114%	3/1/46	3,435	3,713
Kinder Morgan Energy Partners LP	6.850%	2/15/20	4,875	5,499
Kinder Morgan Energy Partners LP	6.500%	4/1/20	17,870	20,048

	Kinder Morgan Energy Partners LP	5.300%	9/15/20	4,875	5,337
	Kinder Morgan Inc.	7.000%	6/15/17	23,460	24,233
	Marathon Oil Corp.	5.900%	3/15/18	13,565	14,209
	Marathon Oil Corp.	2.700%	6/1/20	7,570	7,456
	Nabors Industries Inc.	6.150%	2/15/18	19,540	20,322
	Occidental Petroleum Corp.	1.500%	2/15/18	50,620	50,798
	Occidental Petroleum Corp.	2.600%	4/15/22	30,565	31,218
	Occidental Petroleum Corp.	3.400%	4/15/26	4,375	4,566
	ONEOK Partners LP	2.000%	10/1/17	975	978
	ONEOK Partners LP	3.200%	9/15/18	11,720	12,037
	Petro-Canada	6.050%	5/15/18	4,885	5,202
	Phillips 66	2.950%	5/1/17	46,040	46,509
	Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	4,974
	Pioneer Natural Resources Co.	6.875%	5/1/18	12,710	13,623
	Pioneer Natural Resources Co.	3.450%	1/15/21	24,400	25,406
	Shell International Finance BV	5.200%	3/22/17	14,225	14,438
	Shell International Finance BV	1.900%	8/10/18	9,775	9,872
	Shell International Finance BV	1.625%	11/10/18	14,500	14,535
	Shell International Finance BV	2.000%	11/15/18	15,675	15,830
	Shell International Finance BV	1.375%	5/10/19	31,750	31,478
	Shell International Finance BV	1.375%	9/12/19	70,500	70,049
	Shell International Finance BV	4.300%	9/22/19	10,797	11,580
	Shell International Finance BV	2.125%	5/11/20	53,700	54,180
	Shell International Finance BV	2.250%	11/10/20	48,750	49,310
	Shell International Finance BV	1.875%	5/10/21	48,500	48,132
	Shell International Finance BV	1.750%	9/12/21	49,000	48,432
	Shell International Finance BV	3.250%	5/11/25	14,000	14,497
	Shell International Finance BV	2.875%	5/10/26	6,500	6,509
	Shell International Finance BV	4.000%	5/10/46	7,800	7,690
7	Southern Natural Gas Co. LLC	5.900%	4/1/17	11,453	11,639
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	6,395	6,959
	Spectra Energy Partners LP	2.950%	9/25/18	9,770	9,967
	Total Capital Canada Ltd.	1.450%	1/15/18	43,977	44,059
	Total Capital International SA	1.500%	2/17/17	28,278	28,279
	Total Capital International SA	1.550%	6/28/17	17,925	17,948
	Total Capital International SA	2.125%	1/10/19	47,850	48,506
	Total Capital International SA	2.100%	6/19/19	14,600	14,819
9	Total Capital International SA	4.250%	11/26/21	5,378	4,309
	Total Capital SA	2.125%	8/10/18	11,627	11,759
	Total Capital SA	4.450%	6/24/20	36,050	39,293
	Total Capital SA	4.250%	12/15/21	19,525	21,549
	Transocean Inc.	6.800%	12/15/16	60,726	60,726
	Transocean Inc.	4.250%	10/15/17	65,947	65,782
	Williams Partners LP	5.250%	3/15/20	14,650	15,848
	Williams Partners LP	4.000%	11/15/21	6,815	7,147
	Williams Partners LP	3.600%	3/15/22	8,424	8,580
	Williams Partners LP	3.900%	1/15/25	10,524	10,510
7	Woodside Finance Ltd.	8.750%	3/1/19	15,850	18,089

	Other Industrial (0.4%)
12	Fluor Corp.	1.750%	3/21/23	32,440	37,528
7	Hutchison Whampoa Finance CI Ltd.	7.450%	8/1/17	10,320	10,771
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	118,427	134,408
7	Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	40,045	40,093
12	Kennedy Wilson Europe Real Estate plc	3.250%	11/12/25	7,900	8,988

	Technology (2.4%)
	Altera Corp.	2.500%	11/15/18	4,420	4,538
	Amphenol Corp.	2.550%	1/30/19	9,127	9,308
	Apple Inc.	1.300%	2/23/18	14,635	14,674
	Apple Inc.	2.100%	5/6/19	48,285	49,242
6,9	Apple Inc.	2.380%	8/28/19	57,990	44,053
9	Apple Inc.	2.850%	8/28/19	34,710	26,709
	Apple Inc.	1.550%	2/7/20	19,535	19,577
	Apple Inc.	2.000%	5/6/20	25,650	26,050
	Apple Inc.	2.250%	2/23/21	100,900	102,597
	Apple Inc.	2.850%	5/6/21	37,000	38,672
	Apple Inc.	1.550%	8/4/21	35,000	34,664
	Applied Materials Inc.	2.625%	10/1/20	23,420	24,082
	Autodesk Inc.	3.125%	6/15/20	11,300	11,550
	Baidu Inc.	2.250%	11/28/17	16,615	16,741
	Baidu Inc.	3.250%	8/6/18	31,200	31,905
	Baidu Inc.	2.750%	6/9/19	17,575	17,950
	Cisco Systems Inc.	4.450%	1/15/20	27,210	29,600
	Cisco Systems Inc.	2.200%	2/28/21	43,910	44,560
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	78,090	80,172
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	67,815	70,983
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.875%	6/15/21	9,970	10,518
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	7.125%	6/15/24	9,970	10,892
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	6,560	7,826
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	6,560	7,960
	Equifax Inc.	6.300%	7/1/17	4,880	5,034
	Fidelity National Information Services Inc.	1.450%	6/5/17	18,406	18,429
	Fidelity National Information Services Inc.	2.000%	4/15/18	3,015	3,037
	Fidelity National Information Services Inc.	2.850%	10/15/18	36,474	37,301
	Fidelity National Information Services Inc.	3.625%	10/15/20	44,500	46,901
	Fidelity National Information Services Inc.	2.250%	8/15/21	14,650	14,649
	Fiserv Inc.	2.700%	6/1/20	6,995	7,163
7	Hewlett Packard Enterprise Co.	2.700%	10/5/17	38,540	38,940
7	Hewlett Packard Enterprise Co.	3.100%	10/5/18	45,105	46,122
7	Hewlett Packard Enterprise Co.	3.850%	10/15/20	65,207	68,386
	Intel Corp.	1.350%	12/15/17	33,388	33,509
9	Intel Corp.	3.250%	12/1/19	16,670	12,888
	Intel Corp.	2.450%	7/29/20	19,700	20,268
	International Business Machines Corp.	5.700%	9/14/17	25,910	26,954
	International Business Machines Corp.	7.625%	10/15/18	6,040	6,757
	KLA-Tencor Corp.	2.375%	11/1/17	13,845	13,917
	KLA-Tencor Corp.	3.375%	11/1/19	3,625	3,741
	Lam Research Corp.	2.750%	3/15/20	24,420	24,780
	Oracle Corp.	2.375%	1/15/19	38,718	39,571
	Oracle Corp.	5.000%	7/8/19	16,368	17,865
	Pitney Bowes Inc.	5.750%	9/15/17	687	711
	Pitney Bowes Inc.	5.600%	3/15/18	4,880	5,122
	Pitney Bowes Inc.	3.375%	10/1/21	13,165	13,131
	Seagate HDD Cayman	3.750%	11/15/18	13,715	14,126
	Total System Services Inc.	2.375%	6/1/18	2,008	2,021
	Total System Services Inc.	3.800%	4/1/21	24,521	25,855

	Tyco Electronics Group SA	6.550%	10/1/17	8,270	8,664
	Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,876
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,603
	Xerox Corp.	6.350%	5/15/18	7,291	7,742
	Xerox Corp.	2.800%	5/15/20	2,239	2,233
	Xerox Corp.	2.750%	9/1/20	7,135	7,101
	Xerox Corp.	4.500%	5/15/21	34,276	36,617
	Xilinx Inc.	2.125%	3/15/19	19,555	19,772

	Transportation (1.3%)
4,7	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	17,018	17,018
4,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	22,003	21,783
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	8,095	8,655
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	2,930	3,049
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	49,265	53,741
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	4,155	4,516
	Canadian National Railway Co.	5.850%	11/15/17	14,960	15,661
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	1,684	1,705
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	864	879
4	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	3,539	3,601
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	389	402
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	3,352	3,737
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	11,381	12,562
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	2,449	2,565
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	49,605	52,147
4,13 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	21,387	24,488
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	34,074	40,377
4	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	9,598	10,966
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	23,486	26,422
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	8,540	9,053
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	4,399	4,630
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,241	2,397
7	ERAC USA Finance LLC	6.375%	10/15/17	31,967	33,404
7	ERAC USA Finance LLC	2.800%	11/1/18	16,645	16,971
7	ERAC USA Finance LLC	2.350%	10/15/19	11,715	11,863
7	ERAC USA Finance LLC	2.700%	11/1/23	34,185	33,883
4,7	Heathrow Funding Ltd.	4.875%	7/15/23	2,345	2,548
7	HPHT Finance 15 Ltd.	2.250%	3/17/18	29,305	29,401
	JB Hunt Transport Services Inc.	2.400%	3/15/19	5,100	5,164
4,6,13 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	1.267%	5/15/18	9,655	9,643

	Kansas City Southern	2.350%	5/15/20	21,179	21,278
4	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	22,010	23,275
9	Qantas Airways Ltd.	7.500%	6/11/21	39,580	34,367
9	Qantas Airways Ltd.	7.750%	5/19/22	17,000	15,210
	Ryder System Inc.	2.500%	3/1/18	8,010	8,110
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	13,206	14,609
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,677	5,262
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	13,538	13,690
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	19,333	20,589
	Union Pacific Corp.	5.750%	11/15/17	9,624	10,071
	Union Pacific Corp.	5.700%	8/15/18	28,989	31,239
	Union Pacific Corp.	2.250%	2/15/19	15,645	15,952
	Union Pacific Corp.	1.800%	2/1/20	8,400	8,495
	Union Pacific Corp.	2.250%	6/19/20	24,425	24,859
	United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,668
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	7,136	7,974
7	WestJet Airlines Ltd.	3.500%	6/16/21	19,210	19,720
					13,393,081
Utilities (2.8%)
	Electric (2.7%)
	Arizona Public Service Co.	8.750%	3/1/19	29,145	33,906
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	38,425	40,789
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,482
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	17,600	17,936
7	Cleco Corporate Holdings LLC	3.743%	5/1/26	27,452	28,438
	CMS Energy Corp.	5.050%	2/15/18	45,536	47,545
	CMS Energy Corp.	6.250%	2/1/20	9,141	10,361
	Commonwealth Edison Co.	6.150%	9/15/17	27,867	29,019
	Commonwealth Edison Co.	5.800%	3/15/18	36,085	38,316
	Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,935
	Commonwealth Edison Co.	4.000%	8/1/20	23,498	25,307
	Commonwealth Edison Co.	3.400%	9/1/21	23,743	25,354
	Duke Energy Corp.	3.750%	4/15/24	10,830	11,518
7	EDP Finance BV	6.000%	2/2/18	70,195	73,267
7	EDP Finance BV	4.900%	10/1/19	36,572	38,720
7	EDP Finance BV	4.125%	1/15/20	48,190	49,645
7	EDP Finance BV	5.250%	1/14/21	10,160	10,925
7	Emera US Finance LP	2.150%	6/15/19	19,105	19,287
7	Emera US Finance LP	2.700%	6/15/21	33,445	34,028
7	Emera US Finance LP	3.550%	6/15/26	3,737	3,829
7	Emera US Finance LP	4.750%	6/15/46	10,635	11,294
10	Enel Finance International NV	5.625%	8/14/24	9,800	14,647
	Exelon Corp.	1.550%	6/9/17	23,800	23,814
	Exelon Corp.	2.850%	6/15/20	21,460	22,100
	Exelon Corp.	2.450%	4/15/21	4,900	4,955
	Exelon Corp.	3.950%	6/15/25	10,230	10,924
	FirstEnergy Corp.	2.750%	3/15/18	23,426	23,698
	FirstEnergy Corp.	4.250%	3/15/23	23,284	24,738
7	FirstEnergy Transmission LLC	4.350%	1/15/25	28,370	30,306
7	Fortis Inc.	2.100%	10/4/21	22,465	22,317
7	Fortis Inc.	3.055%	10/4/26	14,650	14,423
4,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	15,923	16,639
	Georgia Power Co.	5.400%	6/1/18	7,815	8,311
	Georgia Power Co.	1.950%	12/1/18	26,270	26,509

	Georgia Power Co.	2.400%	4/1/21	19,500	19,967
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	14,316
	MidAmerican Energy Co.	5.300%	3/15/18	36,392	38,360
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	27,320	27,786
	Nevada Power Co.	6.500%	5/15/18	32,715	35,309
	Nevada Power Co.	6.500%	8/1/18	9,683	10,541
	Oncor Electric Delivery Co. LLC	5.000%	9/30/17	24,604	25,427
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,290	2,508
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	6,824	8,610
	Pacific Gas & Electric Co.	5.625%	11/30/17	52,634	55,054
	Pacific Gas & Electric Co.	8.250%	10/15/18	32,830	36,969
	Pacific Gas & Electric Co.	3.500%	10/1/20	53,968	57,209
	Pacific Gas & Electric Co.	4.250%	5/15/21	14,840	16,239
	Pacific Gas & Electric Co.	3.250%	9/15/21	7,410	7,819
	PacifiCorp	5.650%	7/15/18	20,566	22,082
	PacifiCorp	5.500%	1/15/19	4,630	5,040
	PacifiCorp	3.850%	6/15/21	3,900	4,242
	SCANA Corp.	4.750%	5/15/21	7,705	8,262
	South Carolina Electric & Gas Co.	5.250%	11/1/18	1,125	1,207
	South Carolina Electric & Gas Co.	6.500%	11/1/18	12,181	13,403
	Southern Co.	1.550%	7/1/18	28,865	28,927
	Southern Co.	1.850%	7/1/19	48,470	48,727
	Southern Co.	2.150%	9/1/19	14,449	14,642
	Southern Co.	2.750%	6/15/20	43,130	44,296
	Southern Co.	2.350%	7/1/21	76,255	76,887
12	Southern Power Co.	1.000%	6/20/22	14,500	16,107
	Southwestern Electric Power Co.	5.875%	3/1/18	10,080	10,653
	Southwestern Electric Power Co.	6.450%	1/15/19	48,811	53,478
	Virginia Electric & Power Co.	2.950%	1/15/22	14,600	15,325

	Natural Gas (0.1%)
	Sempra Energy	2.300%	4/1/17	36,630	36,794
	Sempra Energy	6.150%	6/15/18	23,335	24,959
	Sempra Energy	2.400%	3/15/20	10,265	10,418
	Sempra Energy	2.850%	11/15/20	9,770	10,055
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,575
					1,647,475
Total Corporate Bonds (Cost $29,235,813)					29,468,998
Sovereign Bonds (U.S. Dollar-Denominated) (5.8%)
	Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	4,077	4,110
	Argentine Republic	7.000%	4/17/17	9,760	9,975
	Argentine Republic	8.750%	6/2/17	7,810	8,087
	Argentine Republic	6.250%	4/22/19	19,525	20,658
7	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,299
7	Banco de Costa Rica	5.250%	8/12/18	4,800	4,919
7	Banco del Estado de Chile	2.000%	11/9/17	6,200	6,215
	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	38,610	38,898
7	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	3,900	3,936
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	6,830	7,209
7	Bank Nederlandse Gemeenten NV	0.875%	2/21/17	23,500	23,501
7	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	29,970	29,976

7	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	2,450	2,540
7	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,873
7	Bermuda	4.138%	1/3/23	6,000	6,320
7	Bermuda	4.854%	2/6/24	5,800	6,370
7	BOC Aviation Ltd.	2.375%	9/15/21	14,650	14,407
7	Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	3,000	3,002
7	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,898
7	Caixa Economica Federal	2.375%	11/6/17	12,375	12,220
7	CDP Financial Inc.	4.400%	11/25/19	16,500	17,919
7	CDP Financial Inc.	3.150%	7/24/24	24,580	25,963
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,995
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	38,025	38,054
7	CNPC General Capital Ltd.	2.750%	4/19/17	4,875	4,863
7	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,901
	Corp. Andina de Fomento	5.750%	1/12/17	8,900	8,989
	Corp. Andina de Fomento	7.790%	3/1/17	9,570	9,788
	Corp. Andina de Fomento	1.500%	8/8/17	8,790	8,768
	Corp. Andina de Fomento	2.125%	9/27/21	31,495	31,049
	Corp. Andina de Fomento	4.375%	6/15/22	30,472	33,301
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	2,072
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	5,277
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	9,896	10,281
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,800	2,905
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	4,610	4,551
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	21,105	20,873
7	CPPIB Capital Inc.	1.250%	9/20/19	58,400	58,260
14	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	4,842
7,15 Dexia Credit Local SA		1.875%	9/15/21	9,765	9,685
	Ecopetrol SA	5.875%	9/18/23	15,300	16,409
7	Electricite de France SA	1.150%	1/20/17	58,610	58,609
7	Electricite de France SA	2.150%	1/22/19	34,190	34,535
9	Emirates NBD PJSC	5.750%	5/8/19	10,770	8,595
4,7	ENA Norte Trust	4.950%	4/25/28	1,619	1,684
	Export-Import Bank of Korea	4.000%	1/11/17	160,330	161,140
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	11,995
	Export-Import Bank of Korea	1.500%	10/21/19	56,405	56,186
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	22,243
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,164
4	Federative Republic of Brazil	8.000%	1/15/18	15,847	16,560
7	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	20,163
	Fondo MIVIVIENDA SA	3.375%	4/2/19	4,850	5,000
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	2,004	2,287
7	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	7,900	7,910
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	14,720	14,796
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	15,950	16,517
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	57,650	57,383
7	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	2,875
14	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	26,902
14	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,518
	KazMunayGas National Co. JSC	9.125%	7/2/18	53,110	58,178
7	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,612
	Kingdom of Saudi Arabia	2.375%	10/26/21	70,315	70,078
	Kingdom of Saudi Arabia	3.250%	10/26/26	26,040	25,667
7	Kommunalbanken AS	1.125%	5/23/18	31,300	31,306
	Korea Development Bank	3.875%	5/4/17	24,125	24,429
	Korea Development Bank	2.250%	8/7/17	19,445	19,566

	Korea Development Bank	3.500%	8/22/17	22,675	23,102
	Korea Development Bank	1.500%	1/22/18	5,850	5,853
7	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,800
	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,800
7	Korea Expressway Corp.	1.875%	10/22/17	1,000	1,004
	Korea Expressway Corp.	1.875%	10/22/17	22,630	22,689
	Korea Gas Corp.	2.875%	7/29/18	4,800	4,909
7	Korea Land & Housing Corp.	1.875%	8/2/17	7,000	7,017
	Korea National Oil Corp.	2.750%	1/23/19	14,650	14,944
7	Korea Resources Corp.	2.125%	5/2/18	4,675	4,692
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,966
7	Majapahit Holding BV	7.250%	6/28/17	2,000	2,063
	Majapahit Holding BV	8.000%	8/7/19	16,600	18,953
7	Nederlandse Waterschapsbank NV	1.250%	9/9/19	19,725	19,662
7	NongHyup Bank	1.875%	9/12/21	9,765	9,628
	North American Development Bank	2.300%	10/10/18	3,675	3,738
	North American Development Bank	2.400%	10/26/22	2,700	2,708
7	OCP SA	5.625%	4/25/24	8,325	8,949
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	4,925	5,012
7	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,800	1,845
4	Oriental Republic of Uruguay	5.100%	6/18/50	9,470	9,446
7	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	4,800	5,004
	Petrobras Global Finance BV	3.000%	1/15/19	5,225	5,121
	Petrobras Global Finance BV	4.875%	3/17/20	19,509	19,680
	Petrobras Global Finance BV	8.750%	5/23/26	21,490	24,203
	Petrobras International Finance Co. SA	7.875%	3/15/19	28,519	30,658
	Petrobras International Finance Co. SA	5.750%	1/20/20	27,965	28,874
	Petrobras International Finance Co. SA	5.375%	1/27/21	8,578	8,460
	Petroleos Mexicanos	5.750%	3/1/18	7,072	7,395
7	Petroleos Mexicanos	5.500%	2/4/19	26,823	28,335
	Petroleos Mexicanos	5.500%	2/4/19	8,187	8,649
	Petroleos Mexicanos	5.500%	1/21/21	57,434	61,129
7	Petroleos Mexicanos	6.375%	2/4/21	7,462	8,129
	Petroleos Mexicanos	6.375%	2/4/21	3,170	3,454
	Petroleos Mexicanos	4.875%	1/24/22	16,188	16,564
	Petroleos Mexicanos	3.500%	1/30/23	4,885	4,607
	Province of Manitoba	1.300%	4/3/17	32,225	32,270
	Province of New Brunswick	2.750%	6/15/18	485	497
	Province of Ontario	1.200%	2/14/18	5,200	5,202
	Province of Ontario	3.000%	7/16/18	15,905	16,360
	Province of Ontario	1.625%	1/18/19	71,920	72,326
	Province of Ontario	1.250%	6/17/19	24,405	24,314
	Province of Ontario	1.875%	5/21/20	9,770	9,874
	Province of Ontario	2.500%	4/27/26	5,515	5,585
	Quebec	5.125%	11/14/16	11,000	11,017
	Quebec	3.500%	7/29/20	4,750	5,069
	Quebec	2.750%	8/25/21	16,785	17,539
	Quebec	2.625%	2/13/23	5,150	5,315
	Quebec	2.875%	10/16/24	6,750	7,021
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	4,140	4,429
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	6,412	6,826
	Republic of Colombia	7.375%	1/27/17	53,695	54,420
	Republic of Colombia	7.375%	3/18/19	2,850	3,212
	Republic of Colombia	4.375%	7/12/21	8,680	9,244
	Republic of Colombia	6.125%	1/18/41	835	964
	Republic of Croatia	6.250%	4/27/17	63,925	65,190
	Republic of Hungary	4.000%	3/25/19	30,950	32,343

	Republic of Hungary	6.250%	1/29/20	39,340	44,012
	Republic of Hungary	6.375%	3/29/21	12,000	13,845
	Republic of Indonesia	6.875%	3/9/17	4,885	4,973
	Republic of Indonesia	6.875%	1/17/18	11,463	12,140
	Republic of Indonesia	5.875%	3/13/20	22,038	24,522
	Republic of Indonesia	4.875%	5/5/21	26,535	28,844
12	Republic of Indonesia	2.875%	7/8/21	25,485	29,726
12	Republic of Indonesia	2.625%	6/14/23	15,620	17,815
12	Republic of Indonesia	3.375%	7/30/25	18,070	21,431
	Republic of Indonesia	6.625%	2/17/37	3,440	4,327
	Republic of Kazakhstan	3.875%	10/14/24	17,360	17,946
	Republic of Kazakhstan	4.875%	10/14/44	5,450	5,507
	Republic of Korea	5.125%	12/7/16	9,750	9,789
7	Republic of Latvia	5.250%	2/22/17	2,000	2,023
7	Republic of Latvia	2.750%	1/12/20	4,000	4,135
	Republic of Lithuania	7.375%	2/11/20	33,625	39,453
7	Republic of Lithuania	7.375%	2/11/20	55,400	65,089
7	Republic of Lithuania	6.125%	3/9/21	8,205	9,549
	Republic of Lithuania	6.125%	3/9/21	5,905	6,869
	Republic of Namibia	5.500%	11/3/21	8,850	9,496
	Republic of Namibia	5.250%	10/29/25	10,695	11,108
	Republic of Panama	9.375%	4/1/29	2,345	3,567
	Republic of Poland	6.375%	7/15/19	59,240	66,793
	Republic of Poland	5.125%	4/21/21	23,840	26,909
	Republic of Poland	5.000%	3/23/22	43,605	49,383
12	Republic of Romania	2.750%	10/29/25	14,635	17,217
7	Republic of Serbia	5.250%	11/21/17	22,470	23,116
	Republic of Serbia	5.250%	11/21/17	4,800	4,933
7	Republic of Slovakia	4.375%	5/21/22	5,500	6,222
	Republic of Slovakia	4.375%	5/21/22	3,000	3,388
	Republic of Slovenia	5.500%	10/26/22	11,740	13,567
7	Republic of Slovenia	5.250%	2/18/24	10,700	12,439
	Republic of South Africa	5.000%	10/12/46	6,040	5,851
	Republic of Turkey	7.500%	7/14/17	157,924	163,649
	Republic of Turkey	6.750%	4/3/18	100,350	105,744
	Republic of Turkey	7.500%	11/7/19	6,640	7,379
	Republic of Turkey	7.000%	6/5/20	9,230	10,141
	Republic of Turkey	5.625%	3/30/21	56,670	59,858
	Republic of Turkey	5.125%	3/25/22	12,015	12,421
	Republic of Turkey	4.875%	4/16/43	7,601	6,746
	SABIC Capital II BV	2.625%	10/3/18	9,600	9,695
7	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	5,811
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	22,080
	Sinopec Group Overseas Development 2014
	Ltd.	1.750%	4/10/17	2,000	2,002
	State Bank of India	4.125%	8/1/17	33,613	34,174
	State of Israel	5.500%	11/9/16	4,875	4,879
	State of Israel	4.000%	6/30/22	6,700	7,365
	State of Israel	3.150%	6/30/23	6,000	6,341
	State of Israel	2.875%	3/16/26	9,635	9,903
7	State of Qatar	3.125%	1/20/17	8,000	8,030
	Statoil ASA	1.800%	11/23/16	5,900	5,901
	Statoil ASA	3.125%	8/17/17	8,956	9,090
	Statoil ASA	1.200%	1/17/18	21,105	21,051
	Statoil ASA	2.250%	11/8/19	19,500	19,817

	Statoil ASA	2.900%	11/8/20	10,000	10,376
	Statoil ASA	3.150%	1/23/22	2,000	2,101
	Svensk Exportkredit AB	1.750%	5/30/17	4,900	4,918
	Svensk Exportkredit AB	1.125%	4/5/18	9,750	9,749
7	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,840
7	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,045
	Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	1,900	1,945
	YPF SA	8.875%	12/19/18	2,440	2,662
Total Sovereign Bonds (Cost $3,305,973)					3,357,812
Taxable Municipal Bonds (0.3%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	9,800	9,896
	California GO	5.950%	3/1/18	26,110	27,701
	California GO	6.200%	10/1/19	13,650	15,482
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	5,350	5,420
	George Washington University District of
	Columbia GO	3.485%	9/15/22	4,800	5,118
	Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,791
	Illinois GO	5.365%	3/1/17	44,595	45,151
	Illinois GO	5.665%	3/1/18	4,490	4,688
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	1.570%	1/1/17	2,000	2,002
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	1,850	1,886
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	21,719	22,083
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	13,800	14,159
6	Mississippi GO (Nissan North America, Inc.
	Project)	1.227%	11/1/17	12,180	12,184
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,486
	University of California Revenue	2.054%	5/15/18	3,400	3,450
	University of California Revenue	1.745%	5/15/19	6,250	6,320
Total Taxable Municipal Bonds (Cost $187,721)					190,817
Tax-Exempt Municipal Bonds (0.0%)
	Calhoun County TX Navigation Industrial
	Development Authority Port Revenue (BP
	plc) VRDO (Cost $10,000)	0.730%	11/7/16	10,000	10,000

				Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
11	Lehman Brothers Holdings Inc. Pfd. (Cost $28,923)	7.250%		29,160	—

		Coupon		Shares
Temporary Cash Investments (2.7%)
Money Market Fund (0.4%)
16	Vanguard Market Liquidity Fund	0.718%		2,261,524	226,175

				Face
				Amount
				($000)
Certificates of Deposit (1.5%)
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	1.520%	8/9/17	120,805	121,428
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	1.570%	10/27/17	144,565	144,526
	Royal Bank of Canada (New York Branch)	1.360%	10/5/17	120,275	120,091
	Royal Bank of Canada (New York Branch)	1.290%	10/27/17	193,600	193,025
	Svenska HandelsBanken (New York Branch)	1.280%	5/12/17	90,825	90,814
	Toronto Dominion Bank (New York Branch)	1.350%	8/11/17	77,965	78,269
	Wells Fargo Bank NA	1.320%	10/27/17	142,610	142,228
					890,381
Commercial Paper (0.8%)
7,17 Commonwealth Bank of Australia		1.399%	9/1/17	68,360	67,617
7,17 Danske Corp.		1.502%	8/28/17	44,145	43,679
7,17 Danske Corp.		1.471%	10/16/17	48,840	48,197
17	Electricite de France	1.543%	8/9/17	18,825	18,735
7,17 Electricite de France		1.543%	8/10/17	4,885	4,829
7,17 Engie SA		1.543%	10/6/17	31,940	31,465
7,17 Engie SA		1.543%	10/10/17	21,295	20,972
17	Engie SA	1.520%	10/12/17	28,355	27,922
17	Engie SA	1.520%	10/13/17	12,285	12,096
7,17 Engie SA		1.520%	10/16/17	66,355	65,324
7,17 Engie SA		1.520%	10/18/17	32,770	32,257
7,17 Engie SA		1.543%	10/19/17	43,955	43,263
7,17 Engie SA		1.543%	10/20/17	57,230	56,343
					472,699

Total Temporary Cash Investments (Cost $1,589,400)					1,589,255
				Notional
				Amount
		Counterparty	Expiration Date	($000)
Swaptions Purchased (0.0%)
	Put Swaptions on CDX.NA.IG.27.V1 5-Year
	Index, Strike: 85% (Cost $227)	JPMC	11/16/16	323,460	177
Total Investments (99.4%) (Cost $57,432,799)					57,881,561

Liability for Options Written (0.0%)				Contracts
Written Options on Futures (0.0%)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $131.50		11/25/16	838	(78)
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $129.00		11/25/16	2,168	(847)
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $128.50		11/25/16	664	(166)
Total Options on Futures Written (Premiums Received $1,140)					(1,091)

			Notional
			Amount
	Counterparty		($000)
Written Swaptions (0.0%)
Call Swaptions on CDX.NA.IG.27.V1 5-Year
Index, Strike: 70%	JPMC	11/16/16	323,460	(10)
Put Swaptions on CDX.NA.IG.27.V1 5-Year
Index, Strike: 80%	JPMC	11/16/16	323,460	(379)
Total Swaptions Written (Premiums Received $517)				(389)
Total Liability on Options Written (0.0%) (Premiums Received $1,657)				(1,480)
Other Assets and Liabilities-Net (0.6%)				342,107
Net Assets (100%)				58,222,188

1 Securities with a value of $35,666,000 have been segregated as collateral for open cleared swap contracts.
2 Securities with a value of $1,417,000 have been segregated as initial margin for open forward currency contracts and over-the-counter swap contracts.
3 Securities with a value of $61,007,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $9,036,340,000, representing 15.5% of net assets.
8 Security made only partial principal and/or interest payments during the period ended October 31, 2016.
9 Face amount denominated in Australian dollars.
10 Face amount denominated in British pounds.
11 Non-income-producing security--security in default.
12 Face amount denominated in euro.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Guaranteed by the Government of Japan.
15 Guaranteed by multiple countries.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
17 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2016, the aggregate value of these securities was $472,699,000, representing 0.8% of net assets.
GO—General Obligation Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard

Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	10,441,840	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	12,719,853	102,809
Corporate Bonds	—	29,442,887	26,111
Sovereign Bonds	—	3,357,812	—
Taxable Municipal Bonds	—	190,817	—
Tax-Exempt Municipal Bonds	—	10,000	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	226,175	1,363,080	—
Options Purchased	177	—	—
Liability for Options Written	(1,480)	—	—
Futures Contracts—Assets[1]	3,425	—	—
Futures Contracts—Liabilities[1]	(6,374)	—	—
Forward Currency Contracts—Assets	—	41,907	—

Forward Currency Contracts—Liabilities	—	(12,519)	—
Swap Contracts—Assets	1,051[1]	17,333	—
Swap Contracts—Liabilities	(266)[1]	(18,378)	—
Total	222,708	57,554,632	128,920
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2016	31,997	3,865,138	(12,616)
10-Year U.S. Treasury Note	December 2016	(9,098)	(1,179,328)	1,415
Ultra 10-Year U.S. Treasury Note	December 2016	(8,295)	(1,173,872)	21,114
2-Year U.S. Treasury Note	December 2016	3,333	727,063	(1,194)
AUD 3-Year Treasury Bond	December 2016	(6,285)	(538,134)	4,798
Euro-Buxl	December 2016	(1,975)	(389,992)	22,447
Euro-Bund	December 2016	(1,731)	(308,158)	3,592
Euro-Bobl	December 2016	(1,876)	(270,006)	980
Ultra Long U.S. Treasury Bond	December 2016	1,190	209,366	(10,325)
Long Gilt	December 2016	(882)	(135,314)	6,252
AUD 90-Day Bank Bill	December 2016	(50)	(37,871)	6
30-Year U.S. Treasury Bond	December 2016	(105)	(17,086)	351
AUD 10-Year Treasury Bond	December 2016	(127)	(12,813)	369
Euro-Schatz	December 2016	(52)	(6,392)	2
				37,191

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 90-Day Bank Bill,

AUD 3-Year Treasury Bond, and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank N.A.	11/2/16	AUD	866,020	USD	660,624	(1,839)
Citibank, N.A.	11/2/16	EUR	494,153	USD	536,452	6,006
Morgan Stanley Capital Services LLC	11/2/16	GBP	163,227	USD	197,456	2,335
BNP Paribas	11/2/16	EUR	26,926	USD	29,843	(283)
Credit Suisse International	11/2/16	EUR	26,180	USD	29,334	(595)
Goldman Sachs Bank AG	11/2/16	EUR	19,256	USD	21,495	(357)
Credit Suisse International	11/2/16	EUR	10,916	USD	11,977	6
Citibank, N.A.	11/2/16	GBP	8,056	USD	10,027	(167)
JPMorgan Chase Bank N.A.	11/2/16	EUR	6,143	USD	6,894	(151)
BNP Paribas	12/2/16	EUR	5,648	USD	6,158	50

Morgan Stanley Capital Services LLC	11/2/16	EUR	2,890	USD	3,244	(72)
Morgan Stanley Capital Services LLC	11/2/16	GBP	2,109	USD	2,686	(105)
Citibank, N.A.	11/2/16	GBP	2,075	USD	2,537	3
Goldman Sachs Bank AG	12/2/16	EUR	2,295	USD	2,514	9
Citibank, N.A.	11/2/16	EUR	1,449	USD	1,619	(28)
JPMorgan Chase Bank N.A.	11/2/16	EUR	1,473	USD	1,616	1
JPMorgan Chase Bank N.A.	12/2/16	EUR	241	USD	264	1
JPMorgan Chase Bank N.A.	12/2/16	USD	663,857	AUD	870,941	1,877
Bank of America N.A	11/2/16	USD	661,798	EUR	589,387	14,795
Citibank, N.A.	11/2/16	USD	594,380	AUD	776,834	3,438
Citibank, N.A.	12/2/16	USD	537,109	EUR	494,153	(6,062)
UBS AG	11/2/16	USD	204,642	GBP	157,583	11,760
Morgan Stanley Capital Services LLC	12/2/16	USD	199,480	GBP	164,795	(2,359)
JPMorgan Chase Bank N.A.	11/2/16	USD	62,917	AUD	82,151	424
Goldman Sachs Bank AG	12/2/16	USD	48,002	EUR	44,055	(422)
Citibank, N.A.	11/2/16	USD	18,448	GBP	14,268	984
JPMorgan Chase Bank N.A.	12/2/16	USD	9,975	AUD	13,163	(30)
BNP Paribas	12/2/16	USD	3,966	AUD	5,224	(4)
Barclays Capital	11/2/16	USD	3,842	AUD	5,093	(32)
Morgan Stanley Capital Services LLC	11/2/16	USD	3,824	GBP	3,001	151
BNP Paribas	12/2/16	USD	3,316	AUD	4,348	11
JPMorgan Chase Bank N.A.	12/2/16	USD	1,489	EUR	1,366	(13)
UBS AG	11/2/16	USD	1,487	AUD	1,941	10
Barclays Capital	11/2/16	USD	729	GBP	560	43
JPMorgan Chase Bank N.A.	11/2/16	USD	70	GBP	55	3
						29,388
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At October 31, 2016, the fund had the following open swap contracts:

Centrally Cleared Credit Default
Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
				Received	Received	Appreciation
	Termination		Notional Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	(000)	($000)	(%)	($000)
Credit Protection Purchased

CDX-NA-IG-26-V1	6/20/21	ICE	USD1,112,842	13,344	(1.000)	(717)

CDX-NA-IG-27-V1	12/20/21	CME	USD 568,400	5,434	(1.000)	(486)

iTraxx Europe-S26-V1	12/20/21	ICE	EUR 322,285	5,112	(1.000)	325
iTraxx Europe Senior
Finacials-S26-V1	12/20/21	ICE	EUR 286,905	832	(1.000)	384
						(494)

CME—Chicago Mercantile Exchange.

ICE—Intercontinental Exchange.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Berkshire Hathaway/Aa2	6/20/21	BARC	16,595	70	1.000	212

Berkshire Hathaway/Aa2	6/20/21	BARC	16,690	(109)	1.000	33

Berkshire Hathaway/Aa2	6/20/21	GSI	6,675	(52)	1.000	5

Berkshire Hathaway/Aa2	6/20/21	JPMC	10,030	(49)	1.000	37

Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	14,630	111	1.000	158
Federation of Malaysia/A3	12/20/21	BARC	17,488	154	1.000	(67)
Federation of Malaysia/A3	12/20/21	BNPSW	29,160	370	1.000	1
Federation of Malaysia/A3	12/20/21	DBAG	25,815	424	1.000	98
Federation of Malaysia/A3	12/20/21	JPMC	10,240	140	1.000	10
General Electric Capital
Corp./A1	12/20/19	DBAG	29,290	(385)	1.000	244
Hartford Financial Services
Group Inc./Baa2	3/20/18	GSCM	9,750	8	1.000	107
Kohls Corp./Baa2	6/20/21	GSI	3,285	99	1.000	(10)
Kohls Corp./Baa2	6/20/21	GSI	6,570	204	1.000	(13)
Kohls Corp./Baa2	6/20/21	GSI	3,285	102	1.000	(7)
Metlife Inc./A3	12/20/20	GSCM	14,025	—	1.000	32
People’s Republic of China/Aa3	12/20/21	BNPSW	66,940	284	1.000	(77)
People’s Republic of China/Aa3	12/20/21	BOANA	20,495	61	1.000	(50)
People’s Republic of China/Aa3	12/20/21	BOANA	8,790	26	1.000	(22)
People’s Republic of China/Aa3	12/20/21	JPMC	10,160	41	1.000	(14)
Republic of Chile/Aa3	12/20/21	BARC	5,135	(13)	1.000	10
Republic of Chile/Aa3	12/20/21	BARC	8,780	(48)	1.000	(9)
Republic of Chile/Aa3	12/20/21	BARC	10,275	(41)	1.000	5
Republic of Chile/Aa3	12/20/21	BNPSW	10,270	(113)	1.000	(68)
Republic of Chile/Aa3	12/20/21	BOANA	25,010	(106)	1.000	5
Republic of Chile/Aa3	12/20/21	JPMC	23,220	(174)	1.000	(71)
Republic of Chile/Aa3	12/20/21	JPMC	9,760	(39)	1.000	4
Republic of Indonesia/Baa3	12/20/21	BNPSW	27,840	709	1.000	(40)

Republic of Peru/A3	12/20/21	CITNA	3,005	33	1.000	24
Republic of Philippines/Baa2	12/20/21	CITNA	18,560	179	1.000	31
Republic of Turkey/Baa3	12/20/16	BNPSW	10,740	1	1.000	8
Russian Federation/Ba1	6/20/17	GSCM	19,540	305	1.000	368
Russian Federation/Ba1	6/20/17	GSCM	9,600	148	1.000	179
Russian Federation/Ba1	6/20/17	GSCM	16,020	247	1.000	300
United Mexican States/A3	12/20/21	BARC	11,200	391	1.000	94
United Mexican States/A3	12/20/21	BARC	5,700	199	1.000	48
United Mexican States/A3	12/20/21	GSI	35,190	1,220	1.000	287
United Mexican States/A3	12/20/21	GSI	7,090	245	1.000	57
			576,848			1,909

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	19,525	402	(1.000)	(91)
Aetna Inc.	6/20/20	GSCM	19,530	556	(1.000)	14
Altria Group Inc.	12/20/21	GSI	14,650	448	(1.000)	(29)
Altria Group Inc.	12/20/21	GSI	9,770	299	(1.000)	(19)
Altria Group Inc.	12/20/21	GSI	73,260	2,252	(1.000)	(132)
American International Group
Inc.	6/20/20	BOANA	11,720	157	(1.000)	(62)
American International Group
Inc.	6/20/20	BOANA	11,720	157	(1.000)	(62)
American International Group
Inc.	12/20/20	GSCM	6,990	(89)	(1.000)	(208)
American International Group
Inc.	12/20/20	GSCM	14,025	261	(1.000)	21
Autozone Inc.	12/20/20	GSCM	9,760	285	(1.000)	(19)
Banco Bilbao Vizcaya
Argentaria SA	6/20/21	BOANA	24,415	(169)	(1.000)	(69)
Bank of America Corp.	3/20/20	GSCM	21,610	231	(1.000)	(118)
CMBX-NA-AAA-9	9/17/58	CSFBI	16,180	(655)	(0.500)	(147)
CMBX-NA-AAA-9	9/17/58	CSFBI	64,850	(2,640)	(0.500)	(605)

CMBX-NA-AAA-9	9/17/58	CSFBI	19,550	(796)	(0.500)	(182)
CMBX-NA-AAA-9	9/17/58	CSFBI	19,340	(927)	(0.500)	(321)
CMBX-NA-AAA-9	9/17/58	CSFBI	19,480	(696)	(0.500)	(85)
CMBX-NA-AAA-9	9/17/58	CSFBI	38,790	(2,172)	(0.500)	(955)
CMBX-NA-AAA-9	9/17/58	DBAG	18,120	(714)	(0.500)	(145)
CMBX-NA-AAA-9	9/17/58	DBAG	19,500	(1,148)	(0.500)	(536)
CMBX-NA-AAA-9	9/17/58	DBAG	19,500	(1,053)	(0.500)	(441)
CMBX-NA-AAA-9	9/17/58	DBAG	39,030	(2,240)	(0.500)	(1,015)
CMBX-NA-AAA-9	9/17/58	GSI	12,970	(545)	(0.500)	(138)
CMBX-NA-AAA-9	9/17/58	GSI	3,910	(164)	(0.500)	(41)
CMBX-NA-AAA-9	9/17/58	GSI	38,310	(1,465)	(0.500)	(263)
CMBX-NA-AAA-9	9/17/58	GSI	19,480	(696)	(0.500)	(85)
CMBX-NA-AAA-9	9/17/58	GSI	38,830	(2,322)	(0.500)	(1,104)
CMBX-NA-AAA-9	9/17/58	JPM	19,150	(728)	(0.500)	(127)
CMBX-NA-AAA-9	9/17/58	JPMC	19,300	(991)	(0.500)	(386)
CMBX-NA-AAA-9	9/17/58	MSCS	19,280	(827)	(0.500)	(223)
CMBX-NA-AAA-9	9/17/58	MSCS	19,330	(1,057)	(0.500)	(450)
Commerzbank AG	6/20/21	BOANA	24,410	(283)	(1.000)	(154)
CVS Health Corp.	12/20/20	BOANA	9,760	281	(1.000)	(45)
CVS Health Corp.	12/20/20	BOANA	4,880	168	(1.000)	5
CVS Health Corp.	12/20/20	BOANA	9,760	277	(1.000)	(49)
CVS Health Corp.	12/20/20	BOANA	4,880	140	(1.000)	(23)
CVS Health Corp.	12/20/21	BARC	19,535	674	(1.000)	(7)
El Du Pont De Nemours & Co.	12/20/20	JPMC	25,215	503	(1.000)	(157)
Federal Express Corp.	12/20/18	GSCM	21,640	143	(1.000)	(275)
Federative Republic of Brazil	12/20/20	BARC	14,940	(1,745)	(1.000)	(1,075)
Federative Republic of Brazil	12/20/20	BNPSW	11,447	(1,597)	(1.000)	(1,083)
Federative Republic of Brazil	6/20/21	DBAG	16,110	(1,938)	(1.000)	(966)
Federative Republic of Brazil	6/20/21	GSI	17,425	(1,967)	(1.000)	(915)
Federative Republic of Brazil	12/20/25	BOANA	23,222	(6,018)	(1.000)	(2,287)

Federative Republic of Brazil	12/20/25	GSCM	10,925	(2,642)	(1.000)	(887)
Intesa Sanpaolo SpA	6/20/21	BARC	16,465	(150)	(1.000)	84
Lincoln National Corp.	6/20/21	BARC	3,340	(94)	(1.000)	(82)
Lincoln National Corp.	6/20/21	BARC	3,335	95	(1.000)	107
McKesson Corp.	3/20/19	JPMC	18,210	306	(1.000)	(77)
McKesson Corp.	3/20/19	JPMC	18,210	299	(1.000)	(84)
PPG Industries Inc.	3/20/18	GSCM	9,760	64	(1.000)	(65)
Republic of Austria	9/20/17	BNPSW	3,800	(117)	(1.000)	(149)
Republic of Korea	9/20/18	JPMC	7,800	27	(1.000)	(105)
Republic of South Africa	12/20/20	JPMC	18,950	(1,239)	(1.000)	(533)
Republic of Turkey	6/20/21	JPMC	19,530	(1,501)	(1.000)	(415)
Republic of Turkey	12/20/21	MSCS	22,000	(1,592)	(1.000)	(43)
Royal Bank of Scotland plc	12/20/20	BNPSW	18,060	126	(1.000)	229
Standard Chartered Bank	6/20/21	BOANA	16,425	(39)	(1.000)	(51)
United Mexican States	12/20/18	DBAG	4,900	(13)	(1.000)	(46)
UnitedHealth Group Inc.	12/20/19	CSFBI	19,525	391	(1.000)	(107)
UnitedHealth Group Inc.	6/20/20	CSFBI	19,530	535	(1.000)	(13)
Wells Fargo & Co.	9/20/20	BOANA	25,940	411	(1.000)	(179)
			1,161,804			(17,470)
						(15,561)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

				Fixed
				Interest	Floating
				Rate	Interest		Unrealized
	Future		Notional	Received	Rate		Appreciation
Termination	Effective		Amount	(Paid)	Received		(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)

	12/21/16
12/21/17	[1]	CME	240,127	1.000	(0.000)	[2]	11

	12/21/16
12/21/18	[1]	CME	265,653	(1.250)	0.000	[2]	(36)

8/15/19	NA	LCH	65,000	(1.524)	0.535	[3]	(2,491)

	12/21/16
12/21/20	[1]	CME	38,800	1.250	(0.000)	[2]	(4)

2/28/21	2/28/17[1]	LCH	176,650	(1.177)	0.000	[2]	833

	12/21/16
12/21/21	[1]	CME	3,852	(1.500)	0.000	[2]	12

	12/21/16
12/21/23	[1]	CME	133,877	(1.750)	0.000	[2]	769

							(906)

CME—Chicago Mercantile Exchange.

LCH—London Clearing House.
Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make
1 periodic net payments beginning on a specified future effective date.

2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)

USD 5.453%	GBP 5.875%	4/28/17	MSCS	24,528	GBP 14,650	6,646

USD 5.693%	GBP 6.125%	5/14/17	BARC	16,195	GBP 9,770	4,279

USD 5.686%	GBP 6.125%	5/14/17	BARC	13,493	GBP 8,119	3,591

						14,516

BARC—Barclays Bank plc.

MSCS—Morgan Stanley Capital Services LLC.

GBP—British pound.

USD—U.S. dollar.

At October 31, 2016, counterparties had deposited in segregated accounts securities and cash with a value of $64,497,000 in connection with open swap contracts and forward currency contracts.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At October 31, 2016, the cost of investment securities for tax purposes was $57,440,922,000. Net unrealized appreciation of investment securities for tax purposes was $440,462,000, consisting of unrealized gains of $689,374,000 on securities that had risen in value since their purchase and $248,912,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (96.0%)
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	44,155	46,723
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	1,481	1,492
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	7,347	8,062
	United States Treasury Note/Bond	6.500%	11/15/26	8,000	11,431
	United States Treasury Note/Bond	6.625%	2/15/27	7,000	10,140
	United States Treasury Note/Bond	6.375%	8/15/27	14,000	20,143
	United States Treasury Note/Bond	6.125%	11/15/27	44,600	63,367
	United States Treasury Note/Bond	5.500%	8/15/28	20,300	27,893
	United States Treasury Note/Bond	5.250%	11/15/28	20,550	27,810
	United States Treasury Note/Bond	5.250%	2/15/29	23,550	31,991
	United States Treasury Note/Bond	6.125%	8/15/29	9,500	13,961
	United States Treasury Note/Bond	6.250%	5/15/30	3,200	4,819
	United States Treasury Note/Bond	5.375%	2/15/31	8,000	11,368
	United States Treasury Note/Bond	4.500%	2/15/36	53,000	72,113
	United States Treasury Note/Bond	4.750%	2/15/37	12,200	17,111
	United States Treasury Note/Bond	5.000%	5/15/37	33,000	47,773
	United States Treasury Note/Bond	4.375%	2/15/38	10,000	13,456
	United States Treasury Note/Bond	4.500%	5/15/38	12,000	16,421
	United States Treasury Note/Bond	3.500%	2/15/39	25,300	30,127
	United States Treasury Note/Bond	4.250%	5/15/39	24,866	32,808
	United States Treasury Note/Bond	4.500%	8/15/39	37,600	51,271
	United States Treasury Note/Bond	4.375%	11/15/39	57,000	76,478
	United States Treasury Note/Bond	4.625%	2/15/40	80,522	111,724
	United States Treasury Note/Bond	4.375%	5/15/40	69,049	92,751
	United States Treasury Note/Bond	3.875%	8/15/40	71,300	89,281
	United States Treasury Note/Bond	4.250%	11/15/40	60,350	79,803
	United States Treasury Note/Bond	4.750%	2/15/41	76,300	108,155
	United States Treasury Note/Bond	4.375%	5/15/41	75,500	101,795
	United States Treasury Note/Bond	3.750%	8/15/41	84,200	103,697
	United States Treasury Note/Bond	3.125%	11/15/41	50,720	56,474
	United States Treasury Note/Bond	3.125%	2/15/42	35,200	39,226
	United States Treasury Note/Bond	3.000%	5/15/42	63,100	68,769
	United States Treasury Note/Bond	2.750%	8/15/42	75,550	78,595
	United States Treasury Note/Bond	2.750%	11/15/42	95,550	99,298
	United States Treasury Note/Bond	3.125%	2/15/43	100,700	112,123
1	United States Treasury Note/Bond	2.875%	5/15/43	81,587	86,712
	United States Treasury Note/Bond	3.625%	8/15/43	119,000	144,846
	United States Treasury Note/Bond	3.750%	11/15/43	144,800	180,208
	United States Treasury Note/Bond	3.625%	2/15/44	145,700	177,299
	United States Treasury Note/Bond	3.375%	5/15/44	146,211	170,381
	United States Treasury Note/Bond	3.125%	8/15/44	121,000	134,764
	United States Treasury Note/Bond	3.000%	11/15/44	144,150	156,786
	United States Treasury Note/Bond	2.500%	2/15/45	127,300	125,271
	United States Treasury Note/Bond	3.000%	5/15/45	140,800	153,076
	United States Treasury Note/Bond	2.875%	8/15/45	137,800	146,262
	United States Treasury Note/Bond	3.000%	11/15/45	143,100	155,577

	United States Treasury Note/Bond	2.500%	2/15/46	140,550	138,113
	United States Treasury Note/Bond	2.500%	5/15/46	144,900	142,454
	United States Treasury Note/Bond	2.250%	8/15/46	132,500	123,369
					3,813,567
Agency Bonds and Notes (1.8%)
2	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	3,261
2	Fannie Mae Principal Strip	0.000%	5/15/30	25,912	17,729
2	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	13,961
2	Freddie Mac Coupon Strips	0.000%	3/15/28	1,771	1,316
2	Freddie Mac Coupon Strips	0.000%	9/15/28	1,000	727
2	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	10,876
2	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	8,892
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	21,802	16,330
					73,092
Conventional Mortgage-Backed Securities (0.0%)
2,3 Fannie Mae Pool		6.000%	2/1/26–11/1/28	19	22
					22
Nonconventional Mortgage-Backed Securities (1.0%)
2,3,4Fannie Mae Pool		2.891%	5/1/38	14,377	15,322
2,3,4Fannie Mae REMICS		0.884%	2/25/46	8,157	8,107
2,3,4Fannie Mae REMICS		0.984%	2/25/46	5,105	5,097
2,3,4Freddie Mac REMICS		0.935%	5/15/46	6,141	6,141
2,3,4Freddie Mac REMICS		0.976%	10/15/46	4,484	4,472
					39,139
Total U.S. Government and Agency Obligations (Cost $3,601,585)					3,925,820
Temporary Cash Investment (0.0%)
		Coupon		Shares
Money Market Fund (0.0%)
5	Vanguard Market Liquidity Fund (Cost $6)	0.718%		60	6

			Expiration Date	Contracts
Options on Futures Purchased (0.0%)
	Put Options on 2-year U.S. Treasury Note
	Futures Contracts, Strike Price $109.00		11/25/16	236	37
Total Options on Futures Purchased (Cost $37)					37
Total Investments (98.8%) (Cost $3,601,628)					3,925,863
			Expiration Date	Contracts
Liability for Options Written (0.0%)
	Call Options on 2-year U.S. Treasury Note
	Futures Contracts, Strike Price $109.25		11/25/16	236	(19)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $131.50		11/25/16	58	(5)
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $129.00		11/25/16	153	(60)
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $128.00		11/25/16	124	(19)
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $128.50		11/25/16	48	(12)
	Put Options on 2-year U.S. Treasury Note
	Futures Contracts, Strike Price $108.75		11/25/16	473	(15)
Total Liability for Options Written (Premiums received $161)					(130)
Other Assets and Liabilities-Net (1.2%)					48,855
Net Assets (100%)					3,974,588

1 Securities with a value of $3,210,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2016	241	52,572	(27)
Ultra Long U.S. Treasury Bond	December 2016	294	51,726	(1,590)
5-Year U.S. Treasury Note	December 2016	(395)	(47,715)	108
10-Year U.S. Treasury Note	December 2016	164	21,259	27
Ultra 10-Year U.S. Treasury Note	December 2016	63	8,915	2
30-Year U.S. Treasury Bond	December 2016	43	6,997	(83)
				(1,563)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,921,349	4,471
Temporary Cash Investments	6	—	—
Options on Futures Purchased	37	—	—
Liability for Options Written	(130)	—	—
Futures Contracts—Assets[1]	386	—	—
Futures Contracts—Liabilities[1]	(39)	—	—
Total	260	3,921,349	4,471
1 Represents variation margin on the last day of the reporting period.

F. At October 31, 2016, the cost of investment securities for tax purposes was $3,603,449,000. Net unrealized appreciation of investment securities for tax purposes was $322,377,000, consisting of unrealized gains of $332,136,000 on securities that had risen in value since their purchase and $9,759,000 in unrealized losses on securities that had fallen in value since their purchase.

Long-Term Treasury Fund

Vanguard Short-Term Federal Fund

Schedule of Investments (unaudited)
As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (96.1%)
U.S. Government Securities (6.4%)
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	57,989	61,361
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	1,906	1,921
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	10,447	11,464
1	United States Treasury Note/Bond	0.625%	9/30/17	22,500	22,486
	United States Treasury Note/Bond	0.750%	8/31/18	30,000	29,948
	United States Treasury Note/Bond	0.750%	9/30/18	9,300	9,281
	United States Treasury Note/Bond	1.250%	12/15/18	28,200	28,403
	United States Treasury Note/Bond	1.250%	1/31/20	6,350	6,387
	United States Treasury Note/Bond	1.250%	2/29/20	2,400	2,413
	United States Treasury Note/Bond	1.375%	3/31/20	700	706
	United States Treasury Note/Bond	1.375%	5/31/20	74,700	75,354
	United States Treasury Note/Bond	1.500%	5/31/20	42,000	42,538
	United States Treasury Note/Bond	1.625%	6/30/20	9,500	9,663
	United States Treasury Note/Bond	1.375%	8/31/20	69,500	70,000
					371,925
Agency Bonds and Notes (77.6%)
2	AID-Israel	5.500%	9/18/23	7,000	8,643
2	AID-Israel	5.500%	4/26/24	9,300	11,589
2	AID-Jordan	2.578%	6/30/22	33,500	34,955
2	AID-Tunisia	1.416%	8/5/21	12,300	12,226
2	AID-Ukraine	1.471%	9/29/21	18,850	18,778
3	Fannie Mae Interest Strip	0.000%	1/15/19	1,560	1,523
3	Fannie Mae Principal Strip	0.000%	2/1/19	18,382	17,892
4	Federal Farm Credit Banks	1.110%	2/20/18	14,000	14,054
4	Federal Home Loan Banks	1.000%	12/19/17	8,900	8,926
4	Federal Home Loan Banks	1.375%	3/9/18	75,700	76,231
4	Federal Home Loan Banks	0.875%	3/19/18	46,800	46,814
4	Federal Home Loan Banks	1.125%	4/25/18	42,575	42,739
4	Federal Home Loan Banks	0.875%	6/29/18	48,200	48,194
4	Federal Home Loan Banks	0.625%	8/7/18	6,440	6,410
4	Federal Home Loan Banks	0.875%	10/1/18	52,250	52,202
4	Federal Home Loan Banks	5.375%	5/15/19	46,000	51,014
4	Federal Home Loan Banks	0.875%	8/5/19	78,800	78,415
4	Federal Home Loan Banks	1.000%	9/26/19	113,300	113,092
4	Federal Home Loan Banks	1.750%	6/12/20	20,000	20,413
4	Federal Home Loan Banks	1.375%	2/18/21	82,500	82,580
4	Federal Home Loan Banks	1.125%	7/14/21	17,300	17,083
3	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	35,850	35,955
3	Federal Home Loan Mortgage Corp.	1.000%	12/15/17	33,550	33,646
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	70,100	70,073
3,5	Federal Home Loan Mortgage Corp.	1.050%	2/26/18	150,000	150,045
3	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	16,650	16,655
3	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	33,600	33,546
3,5	Federal Home Loan Mortgage Corp.	1.050%	5/25/18	50,000	50,017
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	16,000	17,023

3,5	Federal Home Loan Mortgage Corp.	1.060%	6/22/18	50,000	50,006
3	Federal Home Loan Mortgage Corp.	0.850%	7/27/18	63,000	62,953
3,5	Federal Home Loan Mortgage Corp.	1.050%	7/27/18	50,000	50,009
3	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	220,210	220,007
3,5	Federal Home Loan Mortgage Corp.	1.200%	11/16/18	75,000	75,018
3,6	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	167,250	167,745
3,5	Federal Home Loan Mortgage Corp.	1.275%	6/28/19	50,000	49,987
3	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	109,200	108,705
3,5	Federal Home Loan Mortgage Corp.	1.250%	7/26/19	50,000	49,994
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	86,550	86,985
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	64,850	63,816
3	Federal National Mortgage Assn.	1.000%	9/27/17	35,750	35,855
3	Federal National Mortgage Assn.	0.875%	10/26/17	26,400	26,447
3	Federal National Mortgage Assn.	1.000%	11/28/17	20,500	20,559
3	Federal National Mortgage Assn.	0.875%	3/28/18	6,500	6,502
3,5	Federal National Mortgage Assn.	0.750%	7/27/18	90,000	89,569
3,5	Federal National Mortgage Assn.	1.250%	9/27/18	10,000	10,064
3	Federal National Mortgage Assn.	1.125%	10/19/18	42,450	42,617
3	Federal National Mortgage Assn.	1.125%	12/14/18	138,850	139,292
3	Federal National Mortgage Assn.	1.375%	1/28/19	88,750	89,519
3	Federal National Mortgage Assn.	1.875%	2/19/19	70,000	71,401
3	Federal National Mortgage Assn.	1.000%	2/26/19	150,050	150,074
3,5	Federal National Mortgage Assn.	1.250%	2/26/19	75,000	74,984
3,5	Federal National Mortgage Assn.	1.250%	6/13/19	50,000	49,987
3	Federal National Mortgage Assn.	0.875%	8/2/19	16,950	16,868
3	Federal National Mortgage Assn.	1.000%	8/28/19	67,750	67,628
3	Federal National Mortgage Assn.	0.000%	10/9/19	275,300	264,205
3	Federal National Mortgage Assn.	1.000%	10/24/19	151,000	150,627
3	Federal National Mortgage Assn.	1.750%	11/26/19	35,500	36,200
3	Federal National Mortgage Assn.	1.625%	1/21/20	37,500	38,080
3	Federal National Mortgage Assn.	1.500%	11/30/20	16,100	16,233
3	Federal National Mortgage Assn.	1.875%	12/28/20	15,100	15,431
3	Federal National Mortgage Assn.	1.375%	2/26/21	12,750	12,762
3	Federal National Mortgage Assn.	1.250%	8/17/21	67,150	66,525
3	Federal National Mortgage Assn.	1.375%	10/7/21	80,000	79,671
3	Federal National Mortgage Assn.	1.875%	9/24/26	75,650	73,876
4	Financing Corp.	0.000%	10/6/17	42,394	42,083
4	Financing Corp.	0.000%	11/11/17	2,000	1,983
4	Financing Corp.	0.000%	11/30/17	1,905	1,888
4	Financing Corp.	0.000%	11/30/17	29,145	28,881
4	Financing Corp.	0.000%	5/11/18	78,000	76,771
4	Financing Corp.	0.000%	11/2/18	1,540	1,507
4	Financing Corp.	0.000%	12/6/18	32,496	31,768
4	Financing Corp.	0.000%	3/7/19	3,910	3,807
	Government Trust Certificate	0.000%	4/1/20	10,419	9,878
	Private Export Funding Corp.	1.375%	2/15/17	7,744	7,760
	Private Export Funding Corp.	5.450%	9/15/17	11,352	11,807
	Private Export Funding Corp.	2.250%	12/15/17	6,586	6,682
	Private Export Funding Corp.	4.375%	3/15/19	9,570	10,276
	Private Export Funding Corp.	1.450%	8/15/19	22,550	22,682
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,750
	Private Export Funding Corp.	2.300%	9/15/20	17,450	17,998
	Private Export Funding Corp.	4.300%	12/15/21	4,430	5,020
	Private Export Funding Corp.	2.800%	5/15/22	13,545	14,315
	Private Export Funding Corp.	3.550%	1/15/24	19,900	21,820
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,420
	Private Export Funding Corp.	3.250%	6/15/25	16,200	17,477

	Residual Funding Corp. Principal Strip	0.000%	10/15/19	124,331	120,101
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	63,500	60,454
	Residual Funding Corp. Principal Strip	0.000%	10/15/20	41,800	39,538
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	41,100	38,626
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	1,584	1,248
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	13,756	10,743
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	7,094	5,496
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	7,094	5,451
4	Tennessee Valley Authority	2.875%	9/15/24	5,000	5,329
4	Tennessee Valley Authority	4.700%	7/15/33	30,990	38,366
4	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	15,000	12,157
					4,491,016
Conventional Mortgage-Backed Securities (10.3%)
3,5,7Fannie Mae Pool		2.000%	10/1/27–11/1/31	25,689	25,802
3,5,7Fannie Mae Pool		2.500%	2/1/28–12/1/31	151,370	155,988
3,5,7Fannie Mae Pool		3.000%	12/1/20–11/1/31	131,421	137,850
3,5	Fannie Mae Pool	3.500%	8/1/20–5/1/30	56,914	60,481
3,5	Fannie Mae Pool	4.000%	6/1/18–12/1/28	19,763	20,657
3,5	Fannie Mae Pool	4.500%	1/1/18–10/1/25	6,789	6,971
3,5	Fannie Mae Pool	5.000%	12/1/16–3/1/38	7,742	8,194
3,5	Fannie Mae Pool	5.500%	11/1/16–1/1/25	1,974	2,024
3,5	Fannie Mae Pool	6.000%	4/1/17–5/1/24	106	107
3,5	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	8,959	8,991
3,5,7Freddie Mac Gold Pool		2.500%	6/1/22–12/1/31	61,905	63,792
3,5,7Freddie Mac Gold Pool		3.000%	4/1/27–11/1/31	56,558	59,249
3,5	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	20,902	22,195
3,5	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/29	12,937	13,461
3,5	Freddie Mac Gold Pool	4.500%	5/1/18–9/1/26	7,842	8,129
3,5	Freddie Mac Gold Pool	5.000%	6/1/17–6/1/25	3,692	3,822
3,5	Freddie Mac Gold Pool	5.500%	7/1/17–2/1/19	49	50
3,5	Freddie Mac Gold Pool	6.000%	10/1/18	30	31
					597,794
Nonconventional Mortgage-Backed Securities (1.8%)
3,5,8Fannie Mae Pool		2.675%	9/1/37	4,949	5,238
3,5,8Fannie Mae Pool		2.763%	12/1/40	2,390	2,529
3,5,8Fannie Mae Pool		2.822%	4/1/40	14,517	15,488
3,5,8Fannie Mae Pool		2.860%	8/1/35	3,818	4,034
3,5,8Fannie Mae Pool		2.930%	8/1/36	4,730	4,999
3,5,8Fannie Mae REMICS		0.784%	9/25/46	8,069	8,028
3,5,8Fannie Mae REMICS		0.834%	9/25/41–4/25/45	4,358	4,334
3,5,8Fannie Mae REMICS		0.854%	6/25/36	4,682	4,676
3,5,8Fannie Mae REMICS		0.884%	5/25/43	2,336	2,326
3,5,8Fannie Mae REMICS		0.904%	6/25/35	1,284	1,282
3,5,8Fannie Mae REMICS		0.934%	11/25/42–9/25/46	9,414	9,435
3,5,8Fannie Mae REMICS		0.944%	11/25/35	1,674	1,675
3,5,8Fannie Mae REMICS		0.979%	2/25/37	945	945
3,5,8Fannie Mae REMICS		1.034%	8/25/46	3,597	3,594
3,5,8Freddie Mac Non Gold Pool		2.745%	7/1/35	10,022	10,586
3,5,8Freddie Mac Non Gold Pool		2.765%	9/1/37	7,807	8,298
3,5,8Freddie Mac Non Gold Pool		2.811%	11/1/35	6,880	7,309
3,5	Freddie Mac Non Gold Pool	2.909%	7/1/33	1,221	1,290
3,5,8Freddie Mac REMICS		0.885%	11/15/36–8/15/43	3,875	3,868
3,5,8Freddie Mac REMICS		0.895%	11/15/36	1,286	1,285
3,5,8Freddie Mac REMICS		0.985%	6/15/42	772	771
					101,990
Total U.S. Government and Agency Obligations (Cost $5,546,619)					5,562,725

Temporary Cash Investment (6.5%)
			Shares
Money Market Fund (6.5%)
9 Vanguard Market Liquidity Fund (Cost $377,265)
	0.718%		3,772,530	377,291

Total Investments (102.6%) (Cost $5,923,884)				5,940,016
Liability for Options Written (0.0%)		Expiration Date	Contracts
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		11/25/16	82	(8)
Put Options on 5-year U.S. Treasury Note
Futures Contracts, Strike Price $120.75		11/25/16	200	(66)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.00		11/25/16	213	(83)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		11/25/16	66	(16)
Total Liability for Options Written (Premiums Received $209)				(173)
Other Assets and Liabilities-Net (-2.6%)				(150,750)
Net Assets (100%)				5,789,093

1 Securities with a value of $3,313,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Securities with a value of $308,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2016.
8 Adjustable-rate security.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-

backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2016, counterparties had deposited in segregated accounts cash with a value of $20,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,562,725	—
Temporary Cash Investments	377,291	—	—
Futures Contracts—Assets[1]	262	—	—
Futures Contracts—Liabilities[1]	(459)	—	—

Short-Term Federal Fund

Liability for Options Written	(173)	—	—
Total	376,921	5,562,725	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2016	1,869	407,705	(2)
Ultra 10-Year U.S. Treasury Note	December 2016	(1,513)	(214,113)	3,765
30-Year U.S. Treasury Bond	December 2016	(219)	(35,635)	1,585
10-Year U.S. Treasury Note	December 2016	(132)	(17,111)	(2)
Ultra Long U.S. Treasury Bond	December 2016	(92)	(16,186)	240
5-Year U.S. Treasury Note	December 2016	(65)	(7,852)	(1)
				5,585

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2016, the cost of investment securities for tax purposes was $5,924,553,000. Net unrealized appreciation of investment securities for tax purposes was $15,463,000, consisting of unrealized gains of $23,545,000 on securities that had risen in value since their purchase and $8,082,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (90.7%)
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/17	239,772	254,775
	United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	78,986	94,371
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	82,647	87,453
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,557	2,576
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	14,123	15,498
	United States Treasury Note/Bond	1.875%	10/31/17	25,850	26,145
	United States Treasury Note/Bond	4.250%	11/15/17	39,500	40,926
	United States Treasury Note/Bond	0.625%	11/30/17	111,000	110,861
	United States Treasury Note/Bond	0.875%	11/30/17	80,000	80,113
	United States Treasury Note/Bond	2.250%	11/30/17	63,000	64,014
	United States Treasury Note/Bond	1.000%	12/15/17	166,000	166,493
	United States Treasury Note/Bond	0.750%	12/31/17	212,000	212,000
	United States Treasury Note/Bond	1.000%	12/31/17	106,000	106,298
	United States Treasury Note/Bond	2.750%	12/31/17	146,500	149,865
	United States Treasury Note/Bond	0.875%	1/15/18	65,000	65,101
	United States Treasury Note/Bond	0.750%	1/31/18	281,000	281,000
	United States Treasury Note/Bond	0.875%	1/31/18	160,000	160,250
	United States Treasury Note/Bond	2.625%	1/31/18	40,000	40,919
	United States Treasury Note/Bond	1.000%	2/15/18	174,000	174,543
	United States Treasury Note/Bond	3.500%	2/15/18	62,000	64,151
	United States Treasury Note/Bond	0.750%	2/28/18	276,000	275,914
	United States Treasury Note/Bond	2.750%	2/28/18	36,000	36,928
	United States Treasury Note/Bond	1.000%	3/15/18	61,000	61,190
	United States Treasury Note/Bond	0.750%	3/31/18	107,000	106,950
	United States Treasury Note/Bond	0.875%	3/31/18	210,000	210,296
	United States Treasury Note/Bond	0.750%	4/15/18	138,500	138,414
	United States Treasury Note/Bond	0.625%	4/30/18	100,000	99,750
	United States Treasury Note/Bond	1.000%	5/15/18	50,000	50,149
	United States Treasury Note/Bond	1.000%	8/15/18	500	501
	United States Treasury Note/Bond	1.000%	9/15/18	70,000	70,164
	United States Treasury Note/Bond	1.375%	9/30/18	22,000	22,206
1	United States Treasury Note/Bond	1.250%	10/31/18	113,250	114,081
	United States Treasury Note/Bond	1.750%	10/31/18	92,000	93,581
	United States Treasury Note/Bond	1.250%	11/15/18	70,000	70,503
	United States Treasury Note/Bond	1.375%	11/30/18	31,000	31,300
	United States Treasury Note/Bond	1.250%	12/15/18	54,000	54,388
	United States Treasury Note/Bond	1.375%	12/31/18	172,000	173,692
	United States Treasury Note/Bond	1.500%	12/31/18	336,000	340,200
	United States Treasury Note/Bond	1.125%	1/15/19	85,000	85,385
	United States Treasury Note/Bond	1.250%	1/31/19	17,000	17,125
	United States Treasury Note/Bond	1.500%	1/31/19	188,000	190,408
	United States Treasury Note/Bond	0.750%	2/15/19	67,000	66,749
	United States Treasury Note/Bond	2.750%	2/15/19	20,000	20,831
	United States Treasury Note/Bond	1.375%	2/28/19	69,500	70,206

United States Treasury Note/Bond	1.500%	2/28/19	28,000	28,367
United States Treasury Note/Bond	1.000%	3/15/19	51,500	51,580
United States Treasury Note/Bond	1.625%	3/31/19	27,500	27,947
United States Treasury Note/Bond	0.875%	4/15/19	54,800	54,715
United States Treasury Note/Bond	1.250%	4/30/19	15,000	15,117
United States Treasury Note/Bond	1.625%	4/30/19	36,200	36,805
United States Treasury Note/Bond	3.125%	5/15/19	20,000	21,088
United States Treasury Note/Bond	1.500%	5/31/19	53,600	54,337
United States Treasury Note/Bond	1.625%	6/30/19	37,000	37,636
United States Treasury Note/Bond	0.750%	7/15/19	50,000	49,719
United States Treasury Note/Bond	0.875%	7/31/19	32,750	32,663
United States Treasury Note/Bond	1.625%	7/31/19	95,100	96,794
United States Treasury Note/Bond	3.625%	8/15/19	22,000	23,595
United States Treasury Note/Bond	1.000%	8/31/19	12,000	12,006
United States Treasury Note/Bond	1.625%	8/31/19	1,750	1,781
United States Treasury Note/Bond	0.875%	9/15/19	75,000	74,742
United States Treasury Note/Bond	1.750%	9/30/19	95,000	97,063
United States Treasury Note/Bond	1.250%	10/31/19	25,000	25,180
United States Treasury Note/Bond	3.375%	11/15/19	43,000	46,023
United States Treasury Note/Bond	1.000%	11/30/19	5,200	5,196
United States Treasury Note/Bond	1.500%	11/30/19	10,000	10,144
United States Treasury Note/Bond	1.125%	12/31/19	12,000	12,030
United States Treasury Note/Bond	1.625%	12/31/19	30,000	30,539
United States Treasury Note/Bond	1.250%	1/31/20	70,000	70,405
United States Treasury Note/Bond	1.375%	1/31/20	44,000	44,440
United States Treasury Note/Bond	3.625%	2/15/20	40,000	43,288
United States Treasury Note/Bond	1.250%	2/29/20	25,000	25,137
United States Treasury Note/Bond	1.375%	2/29/20	126,000	127,182
United States Treasury Note/Bond	1.125%	3/31/20	13,000	13,012
United States Treasury Note/Bond	1.375%	3/31/20	43,100	43,497
United States Treasury Note/Bond	1.125%	4/30/20	75,000	75,023
United States Treasury Note/Bond	1.375%	4/30/20	93,350	94,196
United States Treasury Note/Bond	3.500%	5/15/20	60,000	64,922
United States Treasury Note/Bond	1.375%	5/31/20	55,000	55,481
United States Treasury Note/Bond	1.500%	5/31/20	30,000	30,384
United States Treasury Note/Bond	1.625%	6/30/20	37,700	38,348
United States Treasury Note/Bond	1.875%	6/30/20	14,000	14,368
United States Treasury Note/Bond	1.625%	7/31/20	40,000	40,675
United States Treasury Note/Bond	2.000%	7/31/20	26,700	27,522
United States Treasury Note/Bond	2.625%	8/15/20	24,000	25,286
United States Treasury Note/Bond	1.375%	8/31/20	86,000	86,618
United States Treasury Note/Bond	2.125%	8/31/20	61,000	63,145
United States Treasury Note/Bond	1.375%	9/30/20	110,000	110,757
United States Treasury Note/Bond	2.000%	9/30/20	75,000	77,321
United States Treasury Note/Bond	1.375%	10/31/20	60,700	61,089
United States Treasury Note/Bond	1.750%	10/31/20	42,000	42,886
United States Treasury Note/Bond	2.625%	11/15/20	74,750	78,896
United States Treasury Note/Bond	1.625%	11/30/20	32,500	33,018
United States Treasury Note/Bond	2.000%	11/30/20	17,000	17,526
United States Treasury Note/Bond	1.750%	12/31/20	91,415	93,315
United States Treasury Note/Bond	2.125%	1/31/21	30,000	31,078
United States Treasury Note/Bond	3.625%	2/15/21	32,000	35,155
United States Treasury Note/Bond	2.000%	2/28/21	50,000	51,539
				7,058,839
Agency Bonds and Notes (7.1%)
2 AID-Tunisia	1.416%	8/5/21	16,500	16,401
2 AID-Ukraine	1.471%	9/29/21	25,950	25,852

3	Fannie Mae Interest Strip	0.000%	1/15/19	2,197	2,145
3	Federal National Mortgage Assn.	0.000%	10/9/19	162,100	155,567
4	Financing Corp.	0.000%	5/11/18	72,000	70,865
4	Financing Corp.	0.000%	11/2/18	2,150	2,105
4	Financing Corp.	0.000%	3/7/19	5,475	5,331
	Private Export Funding Corp.	4.375%	3/15/19	13,330	14,313
	Private Export Funding Corp.	1.450%	8/15/19	30,534	30,713
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,967
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,787
	Residual Funding Corp. Principal Strip	0.000%	10/15/19	101,170	97,728
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	19,100	18,184
	Residual Funding Corp. Principal Strip	0.000%	10/15/20	58,220	55,069
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	47,000	44,171
					552,198
Conventional Mortgage-Backed Securities (0.0%)
3,5	Freddie Mac Gold Pool	6.000%	5/1/18–4/1/28	122	139
					139
Nonconventional Mortgage-Backed Securities (1.2%)
3,5,6	Fannie Mae Pool	2.891%	5/1/38	26,058	27,772
3,5,6	Fannie Mae REMICS	0.884%	2/25/46	15,007	14,916
3,5,6	Fannie Mae REMICS	0.984%	2/25/46	9,392	9,378
3,5,6	Freddie Mac Non Gold Pool	2.621%	11/1/38	13,777	14,586
3,5,6	Freddie Mac Non Gold Pool	2.763%	12/1/37	9,392	9,970
1,3,5,6	Freddie Mac REMICS	0.935%	5/15/46	11,658	11,658
3,5,6	Freddie Mac REMICS	0.976%	10/15/46	8,619	8,595
					96,875
Total U.S. Government and Agency Obligations (Cost $7,694,767)					7,708,051
Temporary Cash Investment (0.4%)

				Shares
Money Market Fund (0.4%)
7	Vanguard Market Liquidity Fund (Cost $31,405)	0.718%		314,027	31,406

Options on Futures Purchased (0.0%)			Expiration Date	Contracts
	Put Options on 2-year U.S. Treasury Note Futures Contracts, Strike Price $109.00		11/25/16	453	71
Total Options on Futures Purchased (Cost $72)					71
Total Investments (99.4%) (Cost $7,726,244)					7,739,528

Liability for Options Written (0.0%)
	Call Options on 2-year U.S. Treasury Note Futures Contracts, Strike Price $109.25		11/25/16	453	(35)
	Call Options on 10-year U.S. Treasury Note Futures Contracts, Strike Price $131.50		11/25/16	113	(11)
	Put Options on 10-year U.S. Treasury Note Futures Contracts, Strike Price $129.00		11/25/16	293	(114)
	Put Options on 10-year U.S. Treasury Note Futures Contracts, Strike Price $128.00		11/25/16	237	(37)
	Put Options on 10-year U.S. Treasury Note Futures Contracts, Strike Price $128.50		11/25/16	90	(23)
	Put Options on 2-year U.S. Treasury Note Futures Contracts, Strike Price $108.75		11/25/16	905	(28)

Total Liability for Options Written (Premiums received $308)	(248)
Other Assets and Liabilities-Net (0.6%)	44,274
Net Assets (100%)	7,783,554

1 Securities with a value of $3,233,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,699,456	8,595
Temporary Cash Investments	31,406	—	—
Options on Futures Purchased	71	—	—
Liability for Options Written	(248)	—	—
Futures Contracts—Assets[1]	514	—	—
Futures Contracts—Liabilities[1]	(621)	—	—
Total	31,122	7,699,456	8,595
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2016	5,521	1,204,354	(824)
5-Year U.S. Treasury Note	December 2016	(2,782)	(336,057)	321
Ultra Long U.S. Treasury Bond	December 2016	(469)	(66,371)	827
10-Year U.S. Treasury Note	December 2016	317	41,091	52
Ultra Long Futures Contract	December 2016	(123)	(21,640)	319
				695

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At October 31, 2016, the cost of investment securities for tax purposes was $7,727,088,000. Net unrealized appreciation of investment securities for tax purposes was $12,369,000, consisting of unrealized gains of $17,294,000 on securities that had risen in value since their purchase and $4,925,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments (unaudited)

As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (94.4%)
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	74,169	78,482
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,352	2,370
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	12,539	13,760
	United States Treasury Note/Bond	1.625%	8/31/19	2	2
	United States Treasury Note/Bond	1.250%	1/31/20	40,000	40,231
	United States Treasury Note/Bond	1.375%	1/31/20	20,000	20,200
	United States Treasury Note/Bond	3.625%	2/15/20	71,863	77,769
	United States Treasury Note/Bond	8.500%	2/15/20	2,707	3,357
	United States Treasury Note/Bond	1.375%	2/29/20	48,365	48,819
	United States Treasury Note/Bond	1.125%	3/31/20	45,644	45,687
	United States Treasury Note/Bond	1.375%	3/31/20	48,003	48,446
	United States Treasury Note/Bond	1.125%	4/30/20	69,563	69,585
	United States Treasury Note/Bond	1.375%	4/30/20	70,000	70,634
	United States Treasury Note/Bond	3.500%	5/15/20	59,294	64,158
	United States Treasury Note/Bond	8.750%	5/15/20	3,589	4,536
	United States Treasury Note/Bond	1.375%	5/31/20	51,303	51,752
	United States Treasury Note/Bond	1.500%	5/31/20	70,707	71,613
	United States Treasury Note/Bond	1.625%	6/30/20	65,861	66,993
	United States Treasury Note/Bond	1.875%	6/30/20	30,000	30,787
	United States Treasury Note/Bond	1.625%	7/31/20	69,276	70,445
	United States Treasury Note/Bond	2.000%	7/31/20	51,317	52,897
	United States Treasury Note/Bond	2.625%	8/15/20	95,803	100,937
	United States Treasury Note/Bond	8.750%	8/15/20	10,000	12,812
	United States Treasury Note/Bond	1.375%	8/31/20	68,121	68,611
	United States Treasury Note/Bond	2.125%	8/31/20	63,070	65,288
	United States Treasury Note/Bond	1.375%	9/30/20	67,100	67,562
	United States Treasury Note/Bond	2.000%	9/30/20	63,870	65,846
	United States Treasury Note/Bond	1.375%	10/31/20	76,271	76,760
	United States Treasury Note/Bond	1.750%	10/31/20	67,070	68,484
1	United States Treasury Note/Bond	2.625%	11/15/20	134,931	142,416
	United States Treasury Note/Bond	1.625%	11/30/20	86,231	87,606
	United States Treasury Note/Bond	2.000%	11/30/20	44,866	46,254
	United States Treasury Note/Bond	1.750%	12/31/20	102,372	104,499
	United States Treasury Note/Bond	2.375%	12/31/20	74,146	77,563
	United States Treasury Note/Bond	1.375%	1/31/21	111,940	112,500
	United States Treasury Note/Bond	2.125%	1/31/21	92,599	95,927
	United States Treasury Note/Bond	3.625%	2/15/21	127,554	140,130
	United States Treasury Note/Bond	7.875%	2/15/21	2,862	3,653
	United States Treasury Note/Bond	1.125%	2/28/21	53,693	53,408
	United States Treasury Note/Bond	2.000%	2/28/21	78,751	81,175
	United States Treasury Note/Bond	1.250%	3/31/21	106,769	106,653
	United States Treasury Note/Bond	2.250%	3/31/21	48,260	50,258
	United States Treasury Note/Bond	1.375%	4/30/21	83,821	84,135
	United States Treasury Note/Bond	2.250%	4/30/21	61,460	64,034
	United States Treasury Note/Bond	3.125%	5/15/21	56,808	61,362
	United States Treasury Note/Bond	8.125%	5/15/21	2,919	3,797

United States Treasury Note/Bond	1.375%	5/31/21	68,459	68,737
United States Treasury Note/Bond	2.000%	5/31/21	63,191	65,146
United States Treasury Note/Bond	1.125%	6/30/21	38,452	38,134
United States Treasury Note/Bond	2.125%	6/30/21	51,353	53,239
United States Treasury Note/Bond	1.125%	7/31/21	36,550	36,230
United States Treasury Note/Bond	2.250%	7/31/21	55,919	58,278
United States Treasury Note/Bond	2.125%	8/15/21	77,435	80,254
United States Treasury Note/Bond	8.125%	8/15/21	2,701	3,551
United States Treasury Note/Bond	2.000%	8/31/21	53,609	55,251
United States Treasury Note/Bond	1.125%	9/30/21	20,000	19,816
United States Treasury Note/Bond	2.125%	9/30/21	62,345	64,634
United States Treasury Note/Bond	2.000%	10/31/21	59,296	61,131
United States Treasury Note/Bond	2.000%	11/15/21	78,185	80,592
United States Treasury Note/Bond	8.000%	11/15/21	15,938	21,088
United States Treasury Note/Bond	1.875%	11/30/21	55,087	56,438
United States Treasury Note/Bond	2.125%	12/31/21	44,818	46,471
United States Treasury Note/Bond	1.500%	1/31/22	30,200	30,360
United States Treasury Note/Bond	2.000%	2/15/22	41,929	43,200
United States Treasury Note/Bond	1.750%	2/28/22	43,157	43,912
United States Treasury Note/Bond	1.750%	3/31/22	45,402	46,168
United States Treasury Note/Bond	1.750%	4/30/22	55,396	56,313
United States Treasury Note/Bond	1.750%	5/15/22	55,234	56,114
United States Treasury Note/Bond	1.875%	5/31/22	55,007	56,271
United States Treasury Note/Bond	2.125%	6/30/22	55,306	57,294
United States Treasury Note/Bond	2.000%	7/31/22	55,129	56,714
United States Treasury Note/Bond	1.625%	8/15/22	42,462	42,820
United States Treasury Note/Bond	7.250%	8/15/22	7,727	10,219
United States Treasury Note/Bond	1.875%	8/31/22	78,824	80,523
United States Treasury Note/Bond	1.750%	9/30/22	54,836	55,616
United States Treasury Note/Bond	1.875%	10/31/22	55,331	56,507
United States Treasury Note/Bond	1.625%	11/15/22	64,659	65,053
United States Treasury Note/Bond	2.000%	11/30/22	72,303	74,314
United States Treasury Note/Bond	2.125%	12/31/22	54,752	56,660
United States Treasury Note/Bond	1.750%	1/31/23	55,141	55,813
United States Treasury Note/Bond	2.000%	2/15/23	115,783	118,931
United States Treasury Note/Bond	1.500%	2/28/23	53,159	52,993
United States Treasury Note/Bond	1.500%	3/31/23	53,337	53,128
United States Treasury Note/Bond	1.625%	4/30/23	53,500	53,684
United States Treasury Note/Bond	1.750%	5/15/23	118,957	120,258
United States Treasury Note/Bond	1.625%	5/31/23	55,781	55,938
United States Treasury Note/Bond	1.375%	6/30/23	55,279	54,554
United States Treasury Note/Bond	2.500%	8/15/23	99,880	105,685
United States Treasury Note/Bond	6.250%	8/15/23	6,411	8,346
United States Treasury Note/Bond	1.375%	8/31/23	56,300	55,490
United States Treasury Note/Bond	1.375%	9/30/23	71,000	69,913
United States Treasury Note/Bond	1.625%	10/31/23	35,000	35,016
United States Treasury Note/Bond	2.750%	11/15/23	57,353	61,690
United States Treasury Note/Bond	2.750%	2/15/24	61,119	65,808
United States Treasury Note/Bond	2.500%	5/15/24	64,223	68,056
United States Treasury Note/Bond	2.375%	8/15/24	95,018	99,769
United States Treasury Note/Bond	2.250%	11/15/24	95,000	98,829
United States Treasury Note/Bond	2.000%	2/15/25	89,384	91,144
United States Treasury Note/Bond	2.125%	5/15/25	125,000	128,574
United States Treasury Note/Bond	2.000%	8/15/25	99,009	100,757
United States Treasury Note/Bond	2.250%	11/15/25	125,990	130,735
United States Treasury Note/Bond	1.625%	2/15/26	118,084	116,202
United States Treasury Note/Bond	6.000%	2/15/26	10,000	13,606
United States Treasury Note/Bond	1.625%	5/15/26	107,891	106,036

	United States Treasury Note/Bond	1.500%	8/15/26	109,900	106,671
	United States Treasury Note/Bond	6.750%	8/15/26	7,300	10,537
					6,509,404
Agency Bonds and Notes (3.8%)
2	AID-Israel	5.500%	9/18/23	8,000	9,878
2	AID-Israel	5.500%	4/26/24	10,700	13,334
2	AID-Israel	0.000%	5/1/24	13,215	11,035
2	AID-Israel	0.000%	11/1/24	75,000	62,627
2	AID-Israel	0.000%	8/15/25	15,929	12,796
2	AID-Tunisia	1.416%	8/5/21	15,200	15,109
2	AID-Ukraine	1.471%	9/29/21	23,100	23,012
	Private Export Funding Corp.	2.300%	9/15/20	13,600	14,027
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,702
	Private Export Funding Corp.	2.800%	5/15/22	15,470	16,350
	Private Export Funding Corp.	3.550%	1/15/24	23,800	26,096
	Private Export Funding Corp.	2.450%	7/15/24	6,085	6,223
	Private Export Funding Corp.	3.250%	6/15/25	18,600	20,066
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	1,988	1,566
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	16,673	13,021
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	8,704	6,743
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	8,704	6,689
					263,274
Nonconventional Mortgage-Backed Securities (1.0%)
3,4,5	Fannie Mae Pool	2.891%	5/1/38	23,427	24,967
3,4,5	Fannie Mae REMICS	0.884%	2/25/46	13,447	13,366
3,4,5	Fannie Mae REMICS	0.984%	2/25/46	8,416	8,403
1,3,4,5	Freddie Mac REMICS	0.935%	5/15/46	10,369	10,369
3,4,5	Freddie Mac REMICS	0.976%	10/15/46	7,612	7,590
					64,695
Total U.S. Government and Agency Obligations (Cost $6,755,016)					6,837,373
Temporary Cash Investment (0.1%)
				Shares
Money Market Fund (0.1%)
6	Vanguard Market Liquidity Fund (Cost $4,288)	0.718%		42,879	4,288

			Expiration Date	Contracts
Options on Futures Purchased (0.0%)
	Put Options on 2-year U.S. Treasury Note Futures Contracts, Strike Price $109.00		11/25/16	402	63
Total Options on Futures Purchased (Cost $64)					63
Total Investments (99.3%) (Cost $6,759,368)					6,841,724
			Expiration Date	Contracts
Liability for Options Written (0.0%)
Call Options on 2-year U.S. Treasury Note Futures Contracts, Strike Price $109.25			11/25/16	402	(31)
Call Options on 10-year U.S. Treasury Note Futures Contracts, Strike Price $131.50			11/25/16	100	(9)
Put Options on 10-year U.S. Treasury Note Futures Contracts, Strike Price $129.00			11/25/16	260	(102)
Put Options on 10-year U.S. Treasury Note Futures Contracts, Strike Price $128.00			11/25/16	209	(33)
Put Options on 10-year U.S. Treasury Note Futures Contracts, Strike Price $128.50			11/25/16	80	(20)

Put Options on 2-year U.S. Treasury Note Futures Contracts, Strike Price $108.75	11/25/16	805	(25)
Total Liability for Options Written (Premiums received $272)			(220)

Other Assets and Liabilities-Net (0.7%)			51,586
Net Assets (100%)			6,893,108

1 Securities with a value of $2,748,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 Adjustable-rate security.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,829,783	7,590
Temporary Cash Investments	4,288	—	—
Options on Futures Purchased	63
Futures Contracts—Assets[1]	114	—	—
Futures Contracts—Liabilities[1]	(134)	—	—
Liability for Options Written	(220)
Total	4,111	6,829,783	7,590
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000 )
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2016	506	110,379	(87)
5-Year U.S. Treasury Note	December 2016	(365)	(44,091)	87
10-Year U.S. Treasury Note	December 2016	268	34,740	44
10-Year Ultra U.S. Treasury Note	December 2016	237	33,539	1
Ultra Long U.S. Treasury Bond	December 2016	(109)	(19,177)	283
				328

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At October 31, 2016, the cost of investment securities for tax purposes was $6,765,892,000. Net unrealized appreciation of investment securities for tax purposes was $75,769,000, consisting of unrealized gains of $90,299,000 on securities that had risen in value since their purchase and $14,530,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments (unaudited)
As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.5%)
U.S. Government Securities (2.5%)
	United States Treasury Note/Bond	0.875%	11/30/16	169,570	169,650
1	United States Treasury Note/Bond	0.875%	2/28/17	172,000	172,268
	United States Treasury Note/Bond	0.625%	5/31/17	186,000	186,058
Total U.S. Government and Agency Obligations (Cost $527,606)					527,976
Corporate Bonds (93.0%)
Finance (9.8%)
	Banking (0.3%)
	Royal Bank of Scotland Group plc	6.125%	12/15/22	52,705	55,789

	Finance Companies (6.9%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	47,800	48,995
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	57,835	60,365
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	22,830	24,171
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.625%	7/1/22	18,925	19,729
	Aircastle Ltd.	6.250%	12/1/19	11,530	12,582
	Aircastle Ltd.	5.125%	3/15/21	1,020	1,080
	Aircastle Ltd.	5.500%	2/15/22	25,900	27,778
	Aircastle Ltd.	5.000%	4/1/23	41,450	42,901
	CIT Group Inc.	5.250%	3/15/18	102,005	105,193
2	CIT Group Inc.	6.625%	4/1/18	105,655	111,334
2	CIT Group Inc.	5.500%	2/15/19	63,830	67,181
	CIT Group Inc.	3.875%	2/19/19	33,380	33,881
	CIT Group Inc.	5.375%	5/15/20	83,950	89,722
	CIT Group Inc.	5.000%	8/15/22	36,429	38,797
	Homer City Generation LP	8.734%	10/1/26	115,318	46,127
	International Lease Finance Corp.	5.875%	4/1/19	47,435	50,755
	International Lease Finance Corp.	6.250%	5/15/19	70,781	76,443
	International Lease Finance Corp.	8.250%	12/15/20	51,121	60,578
	International Lease Finance Corp.	4.625%	4/15/21	29,400	30,649
	International Lease Finance Corp.	8.625%	1/15/22	29,100	35,647
	International Lease Finance Corp.	5.875%	8/15/22	2,605	2,866
	Navient Corp.	8.450%	6/15/18	34,385	37,359
	Navient Corp.	5.500%	1/15/19	88,795	91,789
	Navient Corp.	8.000%	3/25/20	63,325	68,746
	Navient Corp.	5.875%	3/25/21	5,000	5,059
	Navient Corp.	6.625%	7/26/21	13,400	13,536
	Navient Corp.	7.250%	1/25/22	43,900	44,661
	Navient Corp.	5.500%	1/25/23	38,420	35,274
	Navient Corp.	7.250%	9/25/23	24,615	24,608
2	OneMain Financial Holdings LLC	6.750%	12/15/19	9,560	9,919
	SLM Corp.	4.875%	6/17/19	2,000	2,041
	Springleaf Finance Corp.	5.250%	12/15/19	6,995	7,065
	Springleaf Finance Corp.	8.250%	12/15/20	65,995	71,935

	Springleaf Finance Corp.	7.750%	10/1/21	15,910	16,686

	Insurance (1.8%)
2	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	68,740
	LifePoint Health Inc.	5.875%	12/1/23	54,045	55,261
	MGIC Investment Corp.	5.750%	8/15/23	24,695	25,991
	Radian Group Inc.	5.250%	6/15/20	9,705	10,239
	Radian Group Inc.	7.000%	3/15/21	50,685	56,767
	Unum Group	7.375%	6/15/32	6,295	7,379
3	Voya Financial Inc.	5.650%	5/15/53	87,753	87,534
	WellCare Health Plans Inc.	5.750%	11/15/20	59,950	61,973

	Other Finance (0.3%)
	CNO Financial Group Inc.	4.500%	5/30/20	4,865	4,993
	CNO Financial Group Inc.	5.250%	5/30/25	34,775	35,297
2,4 Lincoln Finance Ltd.		6.875%	4/15/21	8,805	10,503
2	Lincoln Finance Ltd.	7.375%	4/15/21	15,975	17,193

	Real Estate Investment Trusts (0.5%)
	Felcor Lodging LP	5.625%	3/1/23	78,105	80,253
	Felcor Lodging LP	6.000%	6/1/25	21,640	22,451
					2,015,815
Industrial (80.3%)
	Basic Industry (7.0%)
	AK Steel Corp.	7.625%	10/1/21	9,925	9,975
	AK Steel Corp.	7.500%	7/15/23	75,455	82,246
2	Anglo American Capital plc	3.625%	5/14/20	23,510	23,628
2	Anglo American Capital plc	4.125%	4/15/21	27,840	28,084
2	Anglo American Capital plc	4.125%	9/27/22	17,150	17,064
2	Anglo American Capital plc	4.875%	5/14/25	43,250	44,007
	ArcelorMittal	5.125%	6/1/20	9,600	10,092
	ArcelorMittal	7.250%	2/25/22	18,740	21,251
	ArcelorMittal	6.125%	6/1/25	21,830	24,013
5,6 Arch Coal Inc. Bank Loan		10.000%	10/5/21	18,766	18,813
2	Axalta Coating Systems LLC	4.875%	8/15/24	29,095	29,640
2	Cascades Inc.	5.500%	7/15/22	9,990	10,202
	Chemours Co.	6.625%	5/15/23	85,270	82,712
	Chemours Co.	7.000%	5/15/25	16,535	16,225
2,4 Constellium NV		4.625%	5/15/21	3,745	3,720
2	Constellium NV	8.000%	1/15/23	51,375	50,990
2	Constellium NV	5.750%	5/15/24	15,447	13,941
	Freeport-McMoRan Inc.	3.875%	3/15/23	10,880	9,901
	Freeport-McMoRan Inc.	4.550%	11/14/24	56,130	51,640
	Freeport-McMoRan Inc.	5.400%	11/14/34	29,000	24,976
	Freeport-McMoRan Inc.	5.450%	3/15/43	66,925	54,878
	Graphic Packaging International Inc.	4.125%	8/15/24	25,860	25,731
	Hexion US Finance Corp.	6.625%	4/15/20	46,735	40,893
2,4 INEOS Group Holdings SA		5.750%	2/15/19	25,775	28,968
2	INEOS Group Holdings SA	5.875%	2/15/19	41,500	42,226
2	New Gold Inc.	7.000%	4/15/20	8,652	8,879
2	New Gold Inc.	6.250%	11/15/22	3,450	3,502
2	Novelis Corp.	6.250%	8/15/24	53,590	55,734
2	Novelis Corp.	5.875%	9/30/26	49,420	50,038
	Steel Dynamics Inc.	5.125%	10/1/21	41,770	43,545
	Steel Dynamics Inc.	5.500%	10/1/24	37,825	39,763
	Teck Resources Ltd.	3.750%	2/1/23	9,705	9,208
2	Teck Resources Ltd.	8.500%	6/1/24	46,560	53,951

	Teck Resources Ltd.	6.125%	10/1/35	7,765	7,687
	Teck Resources Ltd.	6.000%	8/15/40	6,650	6,434
	Teck Resources Ltd.	6.250%	7/15/41	21,350	21,243
	Teck Resources Ltd.	5.200%	3/1/42	4,850	4,341
	Teck Resources Ltd.	5.400%	2/1/43	48,295	43,284
	United States Steel Corp.	7.375%	4/1/20	33,106	33,230
	United States Steel Corp.	6.875%	4/1/21	18,421	18,145
2	United States Steel Corp.	8.375%	7/1/21	88,430	93,736
	United States Steel Corp.	7.500%	3/15/22	8,520	8,137
	United States Steel Corp.	6.650%	6/1/37	13,760	11,163
2,4 VWR Funding Inc.		4.625%	4/15/22	116,316	131,711
2	Westlake Chemical Corp.	4.625%	2/15/21	23,555	24,615
2	Westlake Chemical Corp.	4.875%	5/15/23	7,245	7,580

	Capital Goods (9.0%)
2	ARD Finance SA	7.125%	9/15/23	25,650	25,394
2	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	70,023	73,874
2	Ashtead Capital Inc.	6.500%	7/15/22	28,180	29,659
	Ball Corp.	4.375%	12/15/20	27,255	28,993
4	Ball Corp.	4.375%	12/15/23	17,385	21,442
	Berry Plastics Corp.	5.500%	5/15/22	1,940	2,025
	Berry Plastics Corp.	5.125%	7/15/23	1,940	1,976
	Berry Plastics Escrow LLC/Berry Plastics
	Escrow Corp.	6.000%	10/15/22	22,195	23,638
	Case New Holland Inc.	7.875%	12/1/17	41,885	44,398
2	Cemex Finance LLC	6.000%	4/1/24	21,210	21,873
2	Cemex SAB de CV	6.125%	5/5/25	111,200	114,536
2	Cemex SAB de CV	7.750%	4/16/26	24,265	27,177
	Clean Harbors Inc.	5.250%	8/1/20	62,913	64,565
	Clean Harbors Inc.	5.125%	6/1/21	57,864	59,021
	CNH Industrial Capital LLC	3.625%	4/15/18	34,260	34,560
	CNH Industrial Capital LLC	3.875%	7/16/18	22,025	22,080
	CNH Industrial Capital LLC	3.375%	7/15/19	8,988	9,055
	CNH Industrial Capital LLC	4.375%	11/6/20	76,545	78,267
	CNH Industrial Capital LLC	4.875%	4/1/21	38,105	39,772
	CNH Industrial NV	4.500%	8/15/23	107,785	107,516
	Eagle Materials Inc.	4.500%	8/1/26	6,305	6,352
2	HD Supply Inc.	5.250%	12/15/21	33,895	35,844
2	HD Supply Inc.	5.750%	4/15/24	9,300	9,753
2	Huntington Ingalls Industries Inc.	5.000%	11/15/25	12,590	13,235
	Masco Corp.	7.125%	3/15/20	52,416	60,147
	Masco Corp.	7.750%	8/1/29	16,486	19,948
	Masco Corp.	6.500%	8/15/32	5,880	6,556
	Owens Corning	9.000%	6/15/19	4,142	4,785
	Owens Corning	7.000%	12/1/36	5,380	6,692
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	31,126
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	12,813
	PulteGroup Inc.	5.500%	3/1/26	34,885	36,280
2	Rexel SA	5.250%	6/15/20	5,130	5,310
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	31,580	32,448
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	38,716	40,023
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	8.250%	2/15/21	76,690	80,045

2 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	49,930	51,178
2 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	15,770
2 Signode Industrial Group Lux SA/Signode
Industrial Group US Inc.	6.375%	5/1/22	42,770	43,358
2 Standard Industries Inc.	5.500%	2/15/23	9,705	10,069
2 Standard Industries Inc.	5.375%	11/15/24	36,177	37,624
2 Standard Industries Inc.	6.000%	10/15/25	139,715	148,797
Terex Corp.	6.000%	5/15/21	44,300	44,965
TransDigm Inc.	6.000%	7/15/22	44,150	46,247
TransDigm Inc.	6.500%	7/15/24	56,400	59,361
United Rentals North America Inc.	7.625%	4/15/22	17,829	18,966
United Rentals North America Inc.	6.125%	6/15/23	11,580	12,101
United Rentals North America Inc.	4.625%	7/15/23	22,111	22,830
United Rentals North America Inc.	5.500%	7/15/25	33,095	33,426
United Rentals North America Inc.	5.875%	9/15/26	28,765	29,700
United Rentals North America Inc.	5.500%	5/15/27	29,540	29,540
2 USG Corp.	5.500%	3/1/25	8,590	9,148
Vulcan Materials Co.	7.150%	11/30/37	7,270	8,826

Communication (24.7%)
2 Altice Financing SA	6.625%	2/15/23	47,121	48,535
2 Altice US Finance I Corp.	5.500%	5/15/26	63,145	64,408
2 Bankrate Inc.	6.125%	8/15/18	12,945	13,010
Belo Corp.	7.750%	6/1/27	6,820	7,357
Belo Corp.	7.250%	9/15/27	20,515	22,002
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	8,380	8,705
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,635	13,140
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	13,406	13,875
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	97,010	100,163
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	33,450	35,290
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	4,855	5,134
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	79,205	81,383
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	47,140	49,261
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	56,250	57,656
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	24,255	25,407
2 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	59,340	58,153
2 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	44,215	51,980
2 Columbus International Inc.	7.375%	3/30/21	61,345	65,639
CSC Holdings LLC	7.875%	2/15/18	9,220	9,773
CSC Holdings LLC	7.625%	7/15/18	41,145	44,128
CSC Holdings LLC	8.625%	2/15/19	25,520	28,455
CSC Holdings LLC	6.750%	11/15/21	56,034	58,976
2 CSC Holdings LLC	5.500%	4/15/27	70,065	71,116

DISH DBS Corp.	6.750%	6/1/21	152,345	164,152
DISH DBS Corp.	5.875%	7/15/22	94,575	97,649
DISH DBS Corp.	5.000%	3/15/23	15,135	14,908
DISH DBS Corp.	5.875%	11/15/24	8,045	8,125
DISH DBS Corp.	7.750%	7/1/26	78,400	86,142
Embarq Corp.	7.995%	6/1/36	23,035	23,429
Frontier Communications Corp.	11.000%	9/15/25	66,715	68,216
Gannett Co. Inc.	5.125%	7/15/20	64,680	66,782
2 Gannett Co. Inc.	4.875%	9/15/21	12,990	13,510
Gannett Co. Inc.	6.375%	10/15/23	66,721	70,974
2 Gannett Co. Inc.	5.500%	9/15/24	6,880	7,155
2 Gray Television Inc.	5.125%	10/15/24	28,770	27,979
2 Gray Television Inc.	5.875%	7/15/26	21,855	21,855
Lamar Media Corp.	5.000%	5/1/23	33,940	35,552
Lamar Media Corp.	5.375%	1/15/24	3,885	4,070
Lamar Media Corp.	5.750%	2/1/26	5,740	6,135
Level 3 Escrow II Inc.	5.375%	8/15/22	75,480	77,744
Level 3 Financing Inc.	5.625%	2/1/23	26,620	27,485
Level 3 Financing Inc.	5.125%	5/1/23	36,380	37,108
Level 3 Financing Inc.	5.375%	1/15/24	13,050	13,327
Level 3 Financing Inc.	5.375%	5/1/25	36,380	37,153
2 Level 3 Financing Inc.	5.250%	3/15/26	48,500	49,106
Liberty Interactive LLC	8.500%	7/15/29	42,553	47,234
Liberty Interactive LLC	8.250%	2/1/30	126,903	135,786
MetroPCS Wireless Inc.	6.625%	11/15/20	70,940	72,980
National CineMedia LLC	6.000%	4/15/22	32,455	33,632
2 NBCUniversal Enterprise Inc.	5.250%	3/29/49	62,790	66,871
Netflix Inc.	5.500%	2/15/22	30,950	33,426
Netflix Inc.	5.875%	2/15/25	96,935	107,356
2 Netflix Inc.	4.375%	11/15/26	46,905	46,084
2 Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	128,155	130,238
2 Numericable Group SA	6.000%	5/15/22	37,955	38,809
2 Numericable-SFR SA	7.375%	5/1/26	51,640	52,156
Quebecor Media Inc.	5.750%	1/15/23	79,855	83,448
Qwest Corp.	6.875%	9/15/33	25,162	25,036
SBA Communications Corp.	4.875%	7/15/22	50,220	50,973
Sinclair Television Group Inc.	6.125%	10/1/22	6,795	7,135
2 Sinclair Television Group Inc.	5.625%	8/1/24	3,880	3,938
2 Sinclair Television Group Inc.	5.875%	3/15/26	90,410	92,670
2 Sinclair Television Group Inc.	5.125%	2/15/27	57,340	54,903
2 Sirius XM Radio Inc.	4.250%	5/15/20	8,595	8,767
2 Sirius XM Radio Inc.	4.625%	5/15/23	11,110	11,166
2 Sirius XM Radio Inc.	6.000%	7/15/24	38,712	41,132
2 Sirius XM Radio Inc.	5.375%	4/15/25	12,513	12,716
2 Softbank Corp.	4.500%	4/15/20	159,095	164,067
Sprint Capital Corp.	8.750%	3/15/32	21,230	21,548
Sprint Corp.	7.250%	9/15/21	83,575	85,560
Sprint Corp.	7.875%	9/15/23	142,640	141,214
Sprint Corp.	7.125%	6/15/24	29,945	28,223
Sprint Corp.	7.625%	2/15/25	40,435	39,020
2 Sprint Nextel Corp.	9.000%	11/15/18	112,545	123,800
2 Sprint Nextel Corp.	7.000%	3/1/20	135,830	147,715
T-Mobile USA Inc.	5.250%	9/1/18	10,110	10,249
T-Mobile USA Inc.	6.633%	4/28/21	71,475	74,513
Telecom Italia Capital SA	6.375%	11/15/33	12,326	12,557
Telecom Italia Capital SA	6.000%	9/30/34	33,530	33,362
Telecom Italia Capital SA	7.721%	6/4/38	42,725	46,784

	Time Warner Cable Inc.	5.875%	11/15/40	2,050	2,253
	Time Warner Cable Inc.	5.500%	9/1/41	65,846	69,795
5,6 Tribune Company Bank Loan		3.750%	12/27/20	57,623	57,743
	Tribune Media Co.	5.875%	7/15/22	75,750	75,371
2	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	31,060	32,069
2	Univision Communications Inc.	5.125%	5/15/23	17,900	18,169
2	Univision Communications Inc.	5.125%	2/15/25	126,080	126,395
2	UPCB Finance VI Ltd.	6.875%	1/15/22	25,629	26,558
	Videotron Ltd.	5.000%	7/15/22	98,654	102,970
2	Videotron Ltd.	5.375%	6/15/24	8,633	9,021
2	Virgin Media Secured Finance plc	5.375%	4/15/21	42,489	43,870
2	Virgin Media Secured Finance plc	5.500%	1/15/25	19,910	20,383
2	Virgin Media Secured Finance plc	5.500%	8/15/26	10,225	10,417
2	VTR Finance BV	6.875%	1/15/24	88,555	91,876
2	Wind Acquisition Finance SA	4.750%	7/15/20	68,850	69,452
2	Wind Acquisition Finance SA	7.375%	4/23/21	65,000	66,463
2	WMG Acquisition Corp.	6.750%	4/15/22	75,595	79,847
2	WMG Acquisition Corp.	5.000%	8/1/23	25,381	25,762
2	WMG Acquisition Corp.	4.875%	11/1/24	37,336	37,429
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	109,645
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	46,170	48,479

	Consumer Cyclical (7.7%)
2	Activision Blizzard Inc.	6.125%	9/15/23	48,570	53,427
2	Adient Global Holdings Ltd.	4.875%	8/15/26	101,176	100,164
	American Axle & Manufacturing Inc.	6.625%	10/15/22	42,625	44,916
2	Carlson Travel Holdings Inc.	7.500%	8/15/19	25,375	24,804
2	Carlson Wagonlit BV	6.875%	6/15/19	76,610	79,004
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	25,675	27,087
	Corrections Corp. of America	4.125%	4/1/20	47,800	44,813
	Dana Holding Corp.	5.375%	9/15/21	16,781	17,368
	Dana Holding Corp.	5.500%	12/15/24	34,460	35,623
5,6 Delta Alpha Topco Bank Loan		7.750%	7/29/22	51,730	51,924
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	3,475	3,662
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	64,000
	Group 1 Automotive Inc.	5.000%	6/1/22	44,170	44,060
2	Group 1 Automotive Inc.	5.250%	12/15/23	34,460	34,460
2	Hanesbrands Inc.	4.625%	5/15/24	24,270	24,755
2	Hanesbrands Inc.	4.875%	5/15/26	24,510	25,000
2	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	60,310	60,536
2	IHO Verwaltungs GmbH	4.500%	9/15/23	24,275	24,579
2	IHO Verwaltungs GmbH	4.750%	9/15/26	35,875	35,875
5,6 Ion Media Networks Bank Loan		4.750%	12/18/20	43,382	43,563
	KB Home	4.750%	5/15/19	25,825	26,438
	KB Home	8.000%	3/15/20	3,920	4,356
	KB Home	7.000%	12/15/21	5,000	5,388
	KB Home	7.500%	9/15/22	6,935	7,542
	KB Home	7.625%	5/15/23	41,775	44,699
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	27,130	27,876
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	25,340	26,354
	L Brands Inc.	7.000%	5/1/20	18,505	21,142
	L Brands Inc.	6.625%	4/1/21	42,435	48,747

5,6 La Quinta Intermediate Holdings LLC Bank Loan		3.750%	4/14/21	55,217	55,010
	Lennar Corp.	4.750%	4/1/21	24,260	25,685
	Lennar Corp.	4.875%	12/15/23	19,825	20,370
	Neiman Marcus Group Inc.	7.125%	6/1/28	64,195	59,059
	Penske Automotive Group Inc.	5.750%	10/1/22	12,930	13,399
	Penske Automotive Group Inc.	5.375%	12/1/24	27,070	27,239
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	22,170	23,085
	Sally Holdings LLC / Sally Capital Inc.	5.625%	12/1/25	21,380	22,930
	Service Corp. International	5.375%	1/15/22	27,630	28,873
2	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	14,550	14,350
2	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	14,550	14,259
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	9,775
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.375%	3/15/22	138,480	141,942
2	ZF North America Capital Inc.	4.500%	4/29/22	15,355	16,238
2	ZF North America Capital Inc.	4.750%	4/29/25	61,220	64,587

	Consumer Noncyclical (10.9%)
	Alere Inc.	6.500%	6/15/20	15,925	16,204
2	Alere Inc.	6.375%	7/1/23	37,345	38,932
	Amsurg Corp.	5.625%	7/15/22	81,010	82,630
	ARAMARK Corp.	5.750%	3/15/20	8,992	9,239
2	Aramark Services Inc.	5.125%	1/15/24	19,420	20,270
	Aramark Services Inc.	5.125%	1/15/24	13,015	13,617
2	Aramark Services Inc.	4.750%	6/1/26	19,420	19,323
2	Capsugel SA	7.000%	5/15/19	36,070	36,160
	CHS/Community Health Systems Inc.	7.125%	7/15/20	33,665	27,269
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	14,207
	CHS/Community Health Systems Inc.	6.875%	2/1/22	173,590	129,759
2	Double Eagle Acquisition Sub Inc.	7.500%	10/1/24	26,960	27,769
2,5 Endo Finance LLC / Endo Finco Inc.		6.500%	2/1/25	79,855	67,477
2	Endo Finance LLC / Endo Ltd. / Endo Finco Inc.	6.000%	7/15/23	106,343	92,784
2	Envision Healthcare Corp.	5.125%	7/1/22	86,215	86,215
	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	50,370	52,637
	HCA Holdings Inc.	6.250%	2/15/21	27,980	30,009
	HCA Inc.	6.500%	2/15/20	127,050	140,867
	HCA Inc.	5.875%	3/15/22	60,405	66,597
	HCA Inc.	4.750%	5/1/23	72,500	75,581
	HCA Inc.	5.875%	5/1/23	10,000	10,600
	HCA Inc.	5.375%	2/1/25	19,375	19,811
	HCA Inc.	5.250%	4/15/25	45,000	47,362
	HCA Inc.	7.690%	6/15/25	4,510	5,051
	HCA Inc.	5.875%	2/15/26	64,000	67,360
	HCA Inc.	5.250%	6/15/26	31,895	33,450
2	IMS Health Inc.	6.000%	11/1/20	93,781	94,953
2	Kinetic Concepts Inc. / KCI USA Inc.	7.875%	2/15/21	52,240	56,550
5,6 Lands' End, Inc. Bank Loan		4.250%	3/12/21	85,646	65,519
2	LifePoint Health Inc.	5.375%	5/1/24	27,346	27,209
	LifePoint Hospitals Inc.	5.500%	12/1/21	42,661	44,207
2	MEDNAX Inc.	5.250%	12/1/23	19,125	20,033
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	9,780	10,465
2	Post Holdings Inc.	5.000%	8/15/26	98,605	95,154
2	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	24,350	25,111
	Revlon Consumer Products Corp.	5.750%	2/15/21	19,165	19,452
2	Revlon Consumer Products Corp.	6.250%	8/1/24	63,110	65,161

5,6 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	5,921	5,932
5,6 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	2,961	2,966
5,6 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	2,961	2,966
5,6 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	2,961	2,966
5,6 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	2,961	2,966
5,6 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	2,961	2,966
5,6 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	2,961	2,966
5,6 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	2,961	2,966
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	62,435	64,542
	Tempur Sealy International Inc.	5.625%	10/15/23	12,425	12,860
	Tenet Healthcare Corp.	5.000%	3/1/19	43,950	42,741
	Tenet Healthcare Corp.	5.500%	3/1/19	24,215	23,731
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,297
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,147
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	105,948
	Tenet Healthcare Corp.	8.125%	4/1/22	87,825	85,849
	THC Escrow Corp. II	6.750%	6/15/23	18,850	17,342
2	Vizient Inc.	10.375%	3/1/24	40,607	45,886

	Energy (10.4%)
	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.000%	5/20/22	47,695	50,080
	AmeriGas Finance LLC / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	49,138
	AmeriGas Finance LLC / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	48,786
	Anadarko Petroleum Corp.	5.550%	3/15/26	4,780	5,438
	Anadarko Petroleum Corp.	6.200%	3/15/40	24,145	27,883
	Anadarko Petroleum Corp.	6.600%	3/15/46	7,915	9,709
	Antero Resources Corp.	5.125%	12/1/22	48,330	48,692
	Concho Resources Inc.	6.500%	1/15/22	19,940	20,638
	Concho Resources Inc.	5.500%	10/1/22	85,170	87,299
	Concho Resources Inc.	5.500%	4/1/23	37,775	38,719
	Continental Resources Inc.	5.000%	9/15/22	110,959	109,017
	Continental Resources Inc.	4.500%	4/15/23	55,805	53,573
	Continental Resources Inc.	3.800%	6/1/24	16,770	15,428
	Continental Resources Inc.	4.900%	6/1/44	23,196	19,717
2	DCP Midstream LLC	9.750%	3/15/19	15,000	16,800
2	DCP Midstream LLC	5.350%	3/15/20	11,125	11,514
	DCP Midstream Operating LP	2.700%	4/1/19	19,675	19,478
	DCP Midstream Operating LP	4.950%	4/1/22	45,799	46,829
	DCP Midstream Operating LP	3.875%	3/15/23	10,575	10,311
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	25,349
2	Diamondback Energy Inc.	4.750%	11/1/24	5,895	5,895
	Energy Transfer Equity LP	7.500%	10/15/20	76,385	83,642
	Energy Transfer Equity LP	5.500%	6/1/27	78,795	76,825
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	73,031	69,014
	Kerr-McGee Corp.	6.950%	7/1/24	32,686	39,233
	Kinder Morgan Inc.	7.750%	1/15/32	26,290	32,195
	Laredo Petroleum Inc.	5.625%	1/15/22	49,750	48,506
	Laredo Petroleum Inc.	7.375%	5/1/22	17,860	18,396
	Laredo Petroleum Inc.	6.250%	3/15/23	63,705	63,705
	Marathon Oil Corp.	3.850%	6/1/25	39,540	38,156
	Marathon Oil Corp.	6.800%	3/15/32	8,295	9,021
	Marathon Oil Corp.	6.600%	10/1/37	9,850	10,540
	Marathon Oil Corp.	5.200%	6/1/45	13,170	12,298
	Matador Resources Co.	6.875%	4/15/23	46,190	48,500

2	MEG Energy Corp.	6.500%	3/15/21	16,537	14,222
2	MEG Energy Corp.	6.375%	1/30/23	30,650	25,133
2	MEG Energy Corp.	7.000%	3/31/24	47,348	38,825
	MPLX LP	4.875%	12/1/24	43,935	45,912
	MPLX LP	4.875%	6/1/25	87,120	90,932
	Newfield Exploration Co.	5.750%	1/30/22	10,890	11,353
	Newfield Exploration Co.	5.625%	7/1/24	13,045	13,567
	QEP Resources Inc.	6.800%	3/1/20	7,370	7,591
	QEP Resources Inc.	6.875%	3/1/21	15,540	16,356
	QEP Resources Inc.	5.375%	10/1/22	7,620	7,582
	QEP Resources Inc.	5.250%	5/1/23	14,855	14,595
	Rice Energy Inc.	7.250%	5/1/23	31,365	33,247
2	Sabine Pass Liquefaction LLC	5.875%	6/30/26	41,960	44,897
	SM Energy Co.	6.500%	11/15/21	3,485	3,537
	SM Energy Co.	6.125%	11/15/22	30,015	29,940
	SM Energy Co.	6.500%	1/1/23	2,525	2,519
	SM Energy Co.	5.000%	1/15/24	69,110	64,618
	SM Energy Co.	5.625%	6/1/25	16,020	15,459
	SM Energy Co.	6.750%	9/15/26	10,075	10,327
2	Southern Star Central Corp.	5.125%	7/15/22	14,790	15,086
	Tesoro Corp.	5.125%	4/1/24	31,790	32,903
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	5,220	5,559
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	35,901	38,055
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.375%	5/1/24	26,850	28,864
	Williams Cos. Inc.	7.875%	9/1/21	17,225	20,304
	Williams Cos. Inc.	3.700%	1/15/23	26,900	26,026
	Williams Cos. Inc.	4.550%	6/24/24	13,310	13,586
	Williams Cos. Inc.	5.750%	6/24/44	26,490	27,086
	WPX Energy Inc.	6.000%	1/15/22	71,165	70,809
	WPX Energy Inc.	5.250%	9/15/24	102,100	97,250

	Technology (8.7%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	61,383
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	85,000	93,925
2	Camelot Finance SA	7.875%	10/15/24	32,210	33,539
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	118,945	126,676
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	23,480	24,184
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	15,155	15,951
	Equinix Inc.	5.375%	4/1/23	20,864	21,777
2	First Data Corp.	5.375%	8/15/23	73,250	75,448
2	First Data Corp.	7.000%	12/1/23	181,545	190,395
2	First Data Corp.	5.000%	1/15/24	48,800	49,227
2	First Data Corp.	5.750%	1/15/24	121,970	123,647
5,6 First Data Corp. Bank Loan		4.274%	7/8/22	41,745	42,023
	Flex Ltd.	4.625%	2/15/20	16,915	18,057
	Flextronics International Ltd.	5.000%	2/15/23	29,175	31,655
2	IMS Health Inc.	5.000%	10/15/26	38,285	39,577
	Infor US Inc.	6.500%	5/15/22	97,200	100,845
2,7 Iron Mountain Europe plc		6.125%	9/15/22	24,430	31,385
	Iron Mountain Inc.	5.750%	8/15/24	22,675	23,270
2	MSCI Inc.	5.250%	11/15/24	12,975	13,624
2	MSCI Inc.	5.750%	8/15/25	51,525	54,617
2	MSCI Inc.	4.750%	8/1/26	18,330	18,468
	NCR Corp.	4.625%	2/15/21	72,024	73,104

NCR Corp.	5.875%	12/15/21	4,855	5,098
NCR Corp.	5.000%	7/15/22	15,970	16,130
NCR Corp.	6.375%	12/15/23	15,145	16,054
Nokia Oyj	6.625%	5/15/39	75,000	81,281
2 NXP BV / NXP Funding LLC	3.750%	6/1/18	34,595	35,633
2 NXP BV / NXP Funding LLC	4.125%	6/15/20	17,445	18,492
2 NXP BV / NXP Funding LLC	4.625%	6/15/22	34,720	38,192
2 NXP BV / NXP Funding LLC	3.875%	9/1/22	46,130	48,926
2 NXP BV / NXP Funding LLC	5.750%	3/15/23	19,648	20,876
2 NXP BV / NXP Funding LLC	4.625%	6/1/23	34,585	38,044
2 Open Text Corp.	5.625%	1/15/23	30,770	32,155
2 Open Text Corp.	5.875%	6/1/26	13,930	14,835
2 Sensata Technologies BV	5.625%	11/1/24	19,290	20,544
2 Sensata Technologies BV	5.000%	10/1/25	52,315	53,884
2 Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	53,433
SS&C Technologies Holdings Inc.	5.875%	7/15/23	29,280	30,964

Transportation (1.9%)
2 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.125%	6/1/22	77,088	75,643
Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.500%	4/1/23	59,036	58,224
2 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	6.375%	4/1/24	19,125	19,221
3 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	10,319	10,951
Hertz Corp.	4.250%	4/1/18	12,745	13,000
Hertz Corp.	6.750%	4/15/19	29,565	30,156
Hertz Corp.	5.875%	10/15/20	42,430	43,491
Hertz Corp.	7.375%	1/15/21	60,490	62,154
2 Hertz Corp.	5.500%	10/15/24	79,730	77,238
				16,538,817
Utilities (2.9%)
Electric (2.9%)
AES Corp.	8.000%	6/1/20	19,980	23,476
AES Corp.	4.875%	5/15/23	25,000	25,125
AES Corp.	5.500%	3/15/24	119,951	121,151
2 Calpine Corp.	6.000%	1/15/22	16,165	16,852
Calpine Corp.	5.375%	1/15/23	34,775	34,384
2 Calpine Corp.	5.875%	1/15/24	9,230	9,726
Calpine Corp.	5.750%	1/15/25	138,505	134,696
GenOn Energy Inc.	7.875%	6/15/17	19,175	15,676
GenOn Energy Inc.	9.500%	10/15/18	54,525	43,893
GenOn Energy Inc.	9.875%	10/15/20	24,755	18,566
NRG Energy Inc.	7.875%	5/15/21	1,344	1,404
NRG Energy Inc.	6.250%	7/15/22	51,835	51,835
NRG Energy Inc.	6.625%	3/15/23	10,000	9,975
NRG Energy Inc.	6.250%	5/1/24	47,355	45,816
2 NRG Energy Inc.	7.250%	5/15/26	47,920	47,201
				599,776
Total Corporate Bonds (Cost $18,696,834)				19,154,408

			Shares
Preferred Stocks (0.6%)
5 GMAC Capital Trust I Pfd.	6.602%		4,743,200	121,046

Hartford Financial Services Group Inc. Pfd.	7.875%		352,850	11,055
Total Preferred Stocks (Cost $132,598)				132,101
Common Stocks (0.2%)
Arch Coal Inc. (Cost $37,811)			540,158	39,637
Other (0.0%)
MediaNews Group Inc. Warrants Exp. 03/19/2017 (Cost $27,348)			73,622	982
			Face
			Amount
			($000)
Temporary Cash Investments (2.4%)
Repurchase Agreements (2.4%)
Bank of America Securities, LLC (Dated
10/31/16, Repurchase Value $152,201,000,
collateralized by Federal Home Loan
Mortgage Corp. 4.000%, 3/1/42, and
Federal National Mortgage Assn. 3.500%-
4.000%, 1/1/42-10/1/46, with a value of
$155,244,000)	0.330%	11/1/16	152,200	152,200
Bank of Montreal (Dated 10/31/16,
Repurchase Value $99,801,000,
collateralized by U.S. Treasury Note/Bond
1.625%-3.125%, 10/31/23-2/15/42, with a
value of $101,796,000)	0.310%	11/1/16	99,800	99,800
RBC Capital Markets LLC (Dated 10/31/16,
Repurchase Value $83,001,000,
collateralized by Federal Home Loan
Mortgage Corp. 2.187%-3.500%, 5/1/45-
11/1/46, Federal National Mortgage Assn.
2.500%-4.500%, 1/1/24-9/1/46,
Government National Mortgage Assn.
3.000%-3.500%, 11/20/45-10/20/46, with a
value of $84,660,000)	0.320%	11/1/16	83,000	83,000
TD Securities (USA) LLC (Dated 10/31/16,
Repurchase Value $152,801,000,
collateralized by Federal National Mortgage
Assn. 2.500%-5.500%, 10/1/25-7/1/46, with
a value of $155,856,000)	0.320%	11/1/16	152,800	152,800
Total Temporary Cash Investments (Cost $487,800)				487,800
Total Investments (98.7%) (Cost $19,909,997)				20,342,904
Other Assets and Liabilities-Net (1.3%)				257,632
Net Assets (100%)				20,600,536

1 Securities with a value of $6,695,000 have been segregated as initial margin for open cleared swap contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $7,126,139,000, representing 34.6% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Face amount denominated in euro.
5 Adjustable-rate security.
6 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October
31, 2016, the aggregate value of these securities was $361,289,000, representing 1.8% of net assets.
7 Face amount denominated in British pounds.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	527,976	—
Corporate Bonds	—	19,154,408	—
Preferred Stocks	—	132,101	—
Common Stocks	39,637	—	—
Other	—	—	982
Temporary Cash Investments	—	487,800	—
Forward Currency Contracts—Liabilities	—	(1,763)	—
Swap Contracts—Liabilities[1]	(155)	—	—
Total	39,482	20,300,522	982
1 Represents variation margin on the last day of the reporting period.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	11/30/16	USD	188,569	EUR	172,990	(1,559)
Citibank, N.A.	11/30/16	USD	30,430	GBP	25,014	(204)
						(1,763)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At October 31, 2016, the counterparties had deposited in segregated accounts securities with a value of $7,612,000 in connection with forward currency contracts.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended October 31, 2016, the fund had the following open credit default swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	($000)	($000)	(%)	($000)
Credit Protection Sold
CDX-HYS-27-V1-5Y1	12/20/21	ICE	105,530	(3,694)	5.000	(148)

ICE—Intercontinental Exchange.
1 High Yield Credit Default Swap Index—Version 27

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

G. At October 31, 2016, the cost of investment securities for tax purposes was $19,909,997,000. Net unrealized appreciation of investment securities for tax purposes was $432,907,000, consisting of unrealized gains of $746,638,000 on securities that had risen in value since their purchase and $313,731,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2016

					Market
			Maturity	Face	Value
		Coupon	Date	Amount ($000)	($000)
U.S. Government and Agency Obligations (6.9%)
U.S. Government Securities (6.9%)
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	279,312	295,554
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/26	9,209	9,279
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	51,192	56,175
	United States Treasury Note/Bond	1.125%	1/15/19	80,000	80,362
1	United States Treasury Note/Bond	1.250%	1/31/19	82,000	82,602
2	United States Treasury Note/Bond	1.500%	1/31/19	137,000	138,755
3	United States Treasury Note/Bond	0.750%	2/15/19	146,400	145,851
	United States Treasury Note/Bond	1.500%	2/28/19	45,000	45,590
	United States Treasury Note/Bond	1.000%	3/15/19	49,000	49,076
	United States Treasury Note/Bond	0.875%	4/15/19	100,000	99,844
	United States Treasury Note/Bond	1.625%	4/30/19	163,200	165,929
	United States Treasury Note/Bond	0.875%	5/15/19	50,000	49,906
	United States Treasury Note/Bond	1.500%	5/31/19	54,000	54,743
	United States Treasury Note/Bond	0.750%	7/15/19	130,000	129,269
	United States Treasury Note/Bond	0.875%	7/31/19	104,000	103,723
	United States Treasury Note/Bond	3.625%	8/15/19	10,698	11,474
	United States Treasury Note/Bond	1.125%	3/31/20	60,000	60,056
	United States Treasury Note/Bond	1.500%	5/31/20	22,832	23,125
	United States Treasury Note/Bond	1.750%	12/31/20	20,000	20,416
	United States Treasury Note/Bond	1.875%	5/31/22	13,000	13,299
	United States Treasury Note/Bond	1.750%	9/30/22	13,000	13,185
	United States Treasury Note/Bond	1.375%	6/30/23	38,000	37,501
	United States Treasury Note/Bond	2.000%	2/15/25	12,771	13,022
	United States Treasury Note/Bond	2.250%	11/15/25	100,000	103,766
	United States Treasury Note/Bond	1.625%	2/15/26	161,000	158,434
	United States Treasury Note/Bond	1.500%	8/15/26	2,015	1,956
					1,962,892
Nonconventional Mortgage-Backed Securities (0.0%)
4,5,6	Freddie Mac Non Gold Pool	2.865%	8/1/32	305	316
4,5,6	Freddie Mac Non Gold Pool	3.143%	9/1/32	152	155
					471
Total U.S. Government and Agency Obligations (Cost $1,970,593)					1,963,363
Asset-Backed/Commercial Mortgage-Backed Securities (15.1%)
5	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	3,000	3,001
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	4,300	4,315
5	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	1,545	1,559
5	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,620	2,627
4,5	Ally Master Owner Trust Series 2014-1	1.005%	1/15/19	3,050	3,052
5	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	10,380	10,419
4,5	American Express Credit Account Secured
	Note Trust 2012-4	1.085%	5/15/20	7,000	6,998
4,5,7	American Homes 4 Rent 2014-SFR1	1.535%	6/17/31	1,004	1,001
4,5,7	American Homes 4 Rent 2014-SFR1	1.885%	6/17/31	970	966
5,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	4,058	4,341
5,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,139

5,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,858	7,289
5,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,340	5,601
5,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	2,875	3,072
5,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	1,070	1,153
5,7	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	6,210	6,798
5,7	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	3,540	4,063
5	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	439	439
5	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	2,462	2,466
5	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	1,500	1,509
5	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,534
5	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	1,660	1,672
5	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,267
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	1,470	1,479
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	1,655	1,682
5	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	1,000	1,006
5	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	500	504
5	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	9,850	9,872
5	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	2,560	2,580
5	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	4,400	4,477
5	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	3,200	3,282
5	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	6,970	6,996
5	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	4,190	4,284
5	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	2,980	3,076
5	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	6,460	6,458
5	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	2,040	2,062
5	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	1,960	1,998
5	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	3,280	3,395
5	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/8/21	8,340	8,344
5	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	3,390	3,403
5	AmeriCredit Automobile Receivables Trust
	2016-4	1.530%	7/8/21	4,920	4,920
5	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	7,205	7,212

5,7	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	1,330	1,379
5,7	Applebee's Funding LLC/IHOP Funding
	LLC 2014-1	4.277%	9/5/44	2,090	2,111
5,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	830	830
5,7	ARL Second LLC 2014-1A	2.920%	6/15/44	7,075	6,968
5,7	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	1,482	1,584
5,7	Avis Budget Rental Car Funding AESOP
	LLC 2013-1A	1.920%	9/20/19	5,480	5,471
5,7	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	10,300	10,486
5,7	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	14,310	14,442
5,7	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	15,725	15,848
5,7	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	10,560	10,790
5,7	Avis Budget Rental Car Funding AESOP
	LLC 2016-2A	2.720%	11/20/22	8,380	8,419
5,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	5,146
5	Banc of America Commercial Mortgage
	Trust 2007-2	5.586%	4/10/49	2,567	2,579
5	Banc of America Commercial Mortgage
	Trust 2008-1	6.183%	2/10/51	5,645	5,833
5	Banc of America Commercial Mortgage
	Trust 2008-1	6.227%	2/10/51	17,558	18,095
5	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	1,806	1,948
5	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.366%	9/15/48	360	364
4,5,7	Bank of America Student Loan Trust 2010-
	1A	1.682%	2/25/43	6,841	6,718
7	Bank of Montreal	1.750%	6/15/21	8,970	8,914
	Bank of Nova Scotia	1.850%	4/14/20	4,450	4,468
	Bank of Nova Scotia	1.875%	4/26/21	7,880	7,874
7	Bank of Nova Scotia	1.875%	9/20/21	8,390	8,380
5,7	Bank of The West Auto Trust 2014-1	1.650%	3/16/20	9,400	9,440
5	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	15,800	16,208
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.717%	6/11/40	14,848	15,018
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	6,390	6,532
4,5,7	BMW Floorplan Master Owner Trust 2015-
	1A	1.035%	7/15/20	21,390	21,420
5	BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	8,480	8,512
5	BMW Vehicle Lease Trust 2016-2	1.430%	9/20/19	4,750	4,745
5	BMW Vehicle Lease Trust 2016-2	1.570%	2/20/20	4,800	4,797
4,5	Brazos Higher Education Authority Inc.
	Series 2005-3	1.057%	6/25/26	5,720	5,537
4,5	Brazos Higher Education Authority Inc.
	Series 2011-1	1.625%	2/25/30	9,561	9,478
5	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	3,160	3,215
4,5	Cabela's Credit Card Master Note Trust
	2015-2	1.205%	7/17/23	8,920	8,829
4,5	Cabela's Credit Card Master Note Trust
	2016-1	1.385%	6/15/22	8,790	8,794
5,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	1,521	1,488

5,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	2,278	2,213
5,7	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	5,910	6,015
5	California Republic Auto Receivables Trust
	2016-1	3.430%	2/15/22	8,000	8,269
5	California Republic Auto Receivables Trust
	2016-1	4.560%	12/15/22	8,320	8,592
5	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	2,840	2,847
5	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	3,640	3,660
5	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	1,120	1,118
5	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	540	538
7	Canadian Imperial Bank of Commerce	2.250%	7/21/20	7,310	7,438
5	Capital Auto Receivables Asset Trust 2013-
	1	1.740%	10/22/18	1,123	1,124
5	Capital Auto Receivables Asset Trust 2013-
	3	3.690%	2/20/19	6,485	6,578
5	Capital Auto Receivables Asset Trust 2013-
	4	1.470%	7/20/18	5,020	5,026
5	Capital Auto Receivables Asset Trust 2013-
	4	2.060%	10/22/18	3,400	3,412
5	Capital Auto Receivables Asset Trust 2013-
	4	2.670%	2/20/19	3,045	3,073
5	Capital Auto Receivables Asset Trust 2013-
	4	3.220%	5/20/19	1,775	1,803
5	Capital Auto Receivables Asset Trust 2014-
	1	1.690%	10/22/18	2,500	2,505
5	Capital Auto Receivables Asset Trust 2014-
	1	2.220%	1/22/19	650	654
5	Capital Auto Receivables Asset Trust 2014-
	1	2.840%	4/22/19	1,000	1,013
5	Capital Auto Receivables Asset Trust 2014-
	1	3.390%	7/22/19	800	817
5	Capital Auto Receivables Asset Trust 2015-
	3	1.940%	1/21/20	8,550	8,615
5	Capital Auto Receivables Asset Trust 2015-
	3	2.130%	5/20/20	7,900	7,975
5	Capital Auto Receivables Asset Trust 2015-
	3	2.430%	9/21/20	2,430	2,464
5	Capital Auto Receivables Asset Trust 2015-
	3	2.900%	12/21/20	2,700	2,759
5	Capital Auto Receivables Asset Trust 2016-
	2	1.630%	1/20/21	1,680	1,680
5	Capital Auto Receivables Asset Trust 2016-
	2	3.160%	11/20/23	360	368
5	Capital Auto Receivables Asset Trust 2016-
	3	1.540%	8/20/20	3,820	3,822
5	Capital Auto Receivables Asset Trust 2016-
	3	1.690%	3/20/21	1,400	1,402
5	Capital Auto Receivables Asset Trust 2016-
	3	2.350%	9/20/21	1,630	1,627
5	Capital Auto Receivables Asset Trust 2016-
	3	2.650%	1/20/24	900	900
5	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	8,780	8,948

5	Capital One Multi-Asset Execution Trust
	2015-A4	2.750%	5/15/25	21,700	22,700
5	Capital One Multi-Asset Execution Trust
	2015-A8	2.050%	8/15/23	32,030	32,451
4,5	Capital One Multi-Asset Execution Trust
	2016-A2	1.165%	2/15/24	9,660	9,709
4,5,7	CARDS II Trust 2016-1A	1.235%	7/15/21	20,745	20,820
5	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	1,785	1,799
5	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	520	522
5	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	970	975
5	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	3,850	3,881
5	CarMax Auto Owner Trust 2015-1	1.830%	7/15/20	11,290	11,395
5	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	3,070	3,095
5	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	2,010	2,036
5	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	3,090	3,138
5	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,971
5	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,840
5	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,945
5	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,187
5	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	1,930	1,922
5	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,359
5	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	10,380	10,367
5	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	4,930	4,920
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	17,440	17,419
5,7	CFCRE Commercial Mortgage Trust 2011-
	C2	5.741%	12/15/47	5,260	6,118
5	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	4,803	4,969
4,5	Chase Issuance Trust 2007-C1	0.995%	4/15/19	6,100	6,098
4,5	Chase Issuance Trust 2016-A1	0.945%	5/17/21	1,577	1,583
5,7	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	38,950	39,066
5,7	Chrysler Capital Auto Receivables Trust
	2013-AA	1.830%	3/15/19	915	917
5,7	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	1,100	1,107
5,7	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	1,190	1,198
5,7	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	2,150	2,167
5,7	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	290	296
5,7	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	7,575	7,672
5,7	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	2,315	2,357
5,7	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	3,600	3,681
5,7	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	5,510	5,639
5,7	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	2,370	2,415
5,7	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	8,530	8,682
5,7	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	5,380	5,379
5,7	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	2,980	2,979

5	Citigroup Commercial Mortgage Trust
	2012-GC8	3.024%	9/10/45	6,483	6,788
5,7	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	2,017	2,134
5	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	5,777	6,015
5	Citigroup Commercial Mortgage Trust
	2013-GC15	3.161%	9/10/46	2,247	2,303
5	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	878	936
5	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	1,910	2,143
5	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	885	952
5	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	13,869	15,173
5	Citigroup Commercial Mortgage Trust
	2014-GC21	3.477%	5/10/47	920	979
5	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	27,838	29,725
5	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	8,946	9,683
5	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	8,909	9,549
5	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	2,020	2,123
5	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	800	859
5	Citigroup Commercial Mortgage Trust
	2014-GC23	4.453%	7/10/47	1,250	1,282
5	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	3,049	3,200
5	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	12,571	13,401
5	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	2,170	2,334
5	Citigroup Commercial Mortgage Trust
	2014-GC25	4.532%	10/10/47	3,270	3,347
5	Citigroup Commercial Mortgage Trust
	2015-GC27	2.944%	2/10/48	940	972
5	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	6,418	6,614
5	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	9,250	9,958
5	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	6,190	6,685
5	Citigroup Commercial Mortgage Trust
	2015-GC33	4.571%	9/10/58	900	912
5	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	4,848	5,002
5	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	17,560	17,692
5,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	5,188	5,186
5,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	3,787	3,659
4,5,7	Colony American Homes 2014-1A	1.685%	5/17/31	2,522	2,510
4,5,7	Colony American Homes 2014-1A	1.885%	5/17/31	1,960	1,938
4,5,7	Colony American Homes 2014-2	1.885%	7/17/31	700	691
4,5,7	Colony American Homes 2015-1	2.035%	7/17/32	440	440

4,5,7	Colony American Homes 2015-1A	1.735%	7/17/32	3,886	3,861
4,5,7	Colony Starwood Homes 2016-1A Trust	2.035%	7/17/33	6,738	6,822
4,5,7	Colony Starwood Homes 2016-1A Trust	2.685%	7/17/33	2,970	3,000
5	COMM 2007-C9 Mortgage Trust	5.813%	12/10/49	3,279	3,334
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	3,145
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,154
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,714	6,960
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,807	7,059
5	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	434
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	3,013
5,7	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	13,701
5	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,633	1,674
5	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	800	861
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	4,876	5,344
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	4,757	5,280
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,737	1,862
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,860	6,331
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,048	14,328
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	14,978	16,622
5	COMM 2013-CCRE13 Mortgage Trust	4.750%	12/10/23	855	963
5	COMM 2013-CCRE13 Mortgage Trust	4.750%	12/10/23	1,560	1,663
5,7	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,471
5,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,449
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,030	8,623
5	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	11,250	12,533
5,7	COMM 2013-CCRE9 Mortgage Trust	4.256%	7/10/45	2,780	2,862
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	2,106	2,153
5,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,308	1,409
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	648
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,883	4,030
5,7	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	6,702	6,888
5,7	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	6,150	6,593
5	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	1,695	1,823
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,582	2,870
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,650	1,693
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,660	2,928
5	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,427
5	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,010	1,082
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,335	6,922
5	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,401
5	COMM 2014-CCRE17 Mortgage Trust	4.735%	5/10/47	4,400	4,630
5	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	1,600	1,705
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	10,618	11,491
5	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	3,630	3,809
5	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	14,530	15,496
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	19,372	20,579
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,438	2,660
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	21,103	22,073
5	COMM 2015-CCRE24 Mortgage Trust	3.445%	8/10/48	2,150	2,283
5	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	4,220	4,533
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,539	3,816
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,240	7,707
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,280	5,639
5	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	1,760	1,756
5	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	470	490
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	13,303	13,861
7	Commonwealth Bank of Australia	2.000%	6/18/19	4,300	4,343
7	Commonwealth Bank of Australia	2.125%	7/22/20	16,700	16,911

5,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,580	5,819
5	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.064%	2/15/41	3,115	3,237
5	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.505%	4/15/50	4,003	4,250
5	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	6,650	7,040
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	6,150	6,677
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.360%	8/15/48	2,160	2,189
5	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	9,746	10,467
5	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.538%	11/15/48	3,620	3,797
5,7	DB Master Finance LLC 2015-1A	3.262%	2/20/45	4,240	4,254
5	DBJPM 16-C1 Mortgage Trust	3.352%	5/10/49	1,250	1,171
5	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	31,000	31,728
7	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,300
5,7	Drive Auto Receivables Trust 2015-AA	2.280%	6/17/19	3,249	3,255
5,7	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	2,750	2,783
5,7	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	2,000	2,050
5,7	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	1,607	1,609
5,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	6,040	6,085
5,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	3,600	3,629
5,7	Drive Auto Receivables Trust 2015-CA	2.230%	9/16/19	4,203	4,209
5,7	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	7,675	7,741
5,7	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	5,630	5,719
5,7	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	3,721	3,719
5,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	9,050	9,063
5,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	9,050	9,155
5,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	9,250	9,518
5,7	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	14,482	14,508
5,7	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	3,780	3,868
5,7	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	5,140	5,147
5,7	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	4,750	4,794
5,7	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	8,050	8,115
5,7	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	11,330	11,538
4,5,7	Edsouth Indenture No 9 LLC 2015-1	1.334%	10/25/56	8,929	8,827
5,7	Enterprise Fleet Financing LLC Series
	2015-1	1.740%	9/20/20	17,660	17,609
5,7	Enterprise Fleet Financing LLC Series
	2015-2	2.090%	2/22/21	7,190	7,241
5,7	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	18,140	18,150
5,7	Enterprise Fleet Financing LLC Series
	2016-2	2.040%	2/22/22	2,750	2,748
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.684%	5/25/25	466	466
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.734%	5/25/25	1,242	1,243
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C03	2.034%	7/25/25	2,366	2,369
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C03	2.034%	7/25/25	3,512	3,519
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C04	2.134%	4/25/28	5,891	5,905

4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C04	2.234%	4/25/28	3,301	3,316
4,5,6	Fannie Mae Connecticut Avenue Securities
	2016-C04	1.984%	1/25/29	2,188	2,200
4,5,6	Fannie Mae Connecticut Avenue Securities
	2016-C05	1.884%	1/25/29	1,455	1,460
5,7	Flagship Credit Auto Trust 2016-4	0.000%	2/15/21	6,360	6,359
5	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	6,370	6,396
5	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	5,560	5,515
5	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	17,030	17,178
5	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	2,890	2,901
5,7	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	4,588	4,669
5,7	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	2,900	2,925
5,7	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	11,310	11,546
5,7	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	2,160	2,183
5	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	5,010	5,050
5	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	4,670	4,704
5	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	2,085	2,110
5,7	Ford Credit Auto Owner Trust 2015-REV1	2.120%	7/15/26	6,600	6,695
5,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	26,000	26,617
5	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,430
5,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	15,740	16,022
5,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	21,240	21,351
5	Ford Credit Floorplan Master Owner Trust
	A Series 2012-2	1.920%	1/15/19	2,000	2,004
5	Ford Credit Floorplan Master Owner Trust
	A Series 2012-5	1.690%	9/15/19	1,600	1,604
5	Ford Credit Floorplan Master Owner Trust
	A Series 2012-5	2.140%	9/15/19	1,900	1,906
5	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.100%	6/15/20	670	676
5	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.290%	6/15/20	720	726
5	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.790%	6/15/20	290	293
5	Ford Credit Floorplan Master Owner Trust
	A Series 2014-1	1.400%	2/15/19	2,000	2,002
4,5	Ford Credit Floorplan Master Owner Trust
	A Series 2014-2	1.035%	2/15/21	6,100	6,114
5	Ford Credit Floorplan Master Owner Trust
	A Series 2014-2	2.310%	2/15/21	900	910
5	Ford Credit Floorplan Master Owner Trust
	A Series 2014-4	1.400%	8/15/19	14,795	14,822
5	Ford Credit Floorplan Master Owner Trust
	A Series 2015-2	1.980%	1/15/22	11,758	11,884
5	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	26,140	26,645
5	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	1.760%	2/15/21	16,890	17,011
4,5	Ford Credit Floorplan Master Owner Trust
	A Series 2016-3	1.155%	7/15/21	18,250	18,257
4,5	Ford Credit Floorplan Master Owner Trust
	A Series 2016-4	1.065%	7/15/20	14,110	14,154
4,5,6	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	1.784%	10/25/28	1,814	1,817
4,5,6	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.734%	10/25/28	1,130	1,143

4,5,6	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	1.634%	12/25/28	2,701	2,705
4,5,6	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.534%	12/25/28	2,760	2,788
5,7	FRS I LLC 2013-1A	1.800%	4/15/43	669	655
5,7	FRS I LLC 2013-1A	3.080%	4/15/43	6,040	5,974
5	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	30,451
5	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,880	1,883
4,5	GE Dealer Floorplan Master Note Trust
	Series 2012-2	1.276%	4/22/19	13,000	13,028
4,5	GE Dealer Floorplan Master Note Trust
	Series 2014-2	0.976%	10/20/19	4,400	4,403
4,5	GE Dealer Floorplan Master Note Trust
	Series 2015-2	1.176%	1/20/22	24,050	24,085
5,7	GM Financial Automobile Leasing Trust
	2014-1A	1.760%	5/21/18	1,443	1,444
5,7	GM Financial Automobile Leasing Trust
	2014-2A	1.620%	2/20/18	8,000	8,023
5	GM Financial Automobile Leasing Trust
	2015-1	1.730%	6/20/19	1,650	1,658
5	GM Financial Automobile Leasing Trust
	2015-2	2.420%	7/22/19	2,600	2,625
5	GM Financial Automobile Leasing Trust
	2015-2	2.990%	7/22/19	2,320	2,357
5	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	9,050	9,095
5	GM Financial Automobile Leasing Trust
	2015-3	1.810%	11/20/19	930	936
5	GM Financial Automobile Leasing Trust
	2015-3	2.320%	11/20/19	1,310	1,320
5	GM Financial Automobile Leasing Trust
	2015-3	2.980%	11/20/19	2,870	2,907
5	GM Financial Automobile Leasing Trust
	2015-3	3.480%	8/20/20	2,870	2,910
5	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	17,520	17,632
5	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	1,920	1,937
5	GM Financial Automobile Leasing Trust
	2016-3	1.610%	12/20/19	3,500	3,519
5	GM Financial Automobile Leasing Trust
	2016-3	1.780%	5/20/20	3,110	3,108
5,7	GMF Floorplan Owner Revolving Trust
	2015-1	1.650%	5/15/20	12,000	12,037
5,7	GMF Floorplan Owner Revolving Trust
	2015-1	1.970%	5/15/20	3,770	3,776
4,5,7	GMF Floorplan Owner Revolving Trust
	2016-1	1.385%	5/17/21	21,360	21,367
5,7	GMF Floorplan Owner Revolving Trust
	2016-1	2.410%	5/17/21	5,290	5,305
5,7	GMF Floorplan Owner Revolving Trust
	2016-1	2.850%	5/17/21	3,900	3,901
4,5,7	Golden Credit Card Trust 2015-1A	0.975%	2/15/20	35,000	35,036
5,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,691
5,7	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	21,740	21,747
5,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	1,058

5,7	GreatAmerica Leasing Receivables
	Funding LLC Series 2013-1	1.160%	5/15/18	517	517
5,7	GreatAmerica Leasing Receivables
	Funding LLC Series 2015-1	2.020%	6/21/21	1,680	1,693
5,7	GreatAmerica Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	10,580	10,613
5,7	GS Mortgage Securities Trust 2010-C2	5.184%	12/10/43	1,370	1,529
5,7	GS Mortgage Securities Trust 2011-GC3	5.633%	3/10/44	2,650	2,913
5,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	5,430	5,802
5,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	7,625	7,789
5,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,138
5	GS Mortgage Securities Trust 2012-GCJ7	5.733%	5/10/45	2,140	2,314
5	GS Mortgage Securities Trust 2013-GC13	4.032%	7/10/46	179	198
5,7	GS Mortgage Securities Trust 2013-GC13	4.065%	7/10/46	1,210	1,268
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	3,976	4,117
5	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,629
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,928	1,964
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	848
5	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	4,295	4,693
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	105	117
5	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	10,450	11,357
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	11,855	12,871
5	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	7,104
5	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	2,610	2,826
5	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	4,615	4,759
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	2,150	2,325
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	10,253	10,751
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	4,788	5,027
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	14,490	15,663
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	7,100	7,524
5	GS Mortgage Securities Trust 2015-GC34	4.655%	10/10/48	2,610	2,705
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	9,297
5,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	12,280	12,329
5,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	16,350	16,286
5,7	Hertz Vehicle Financing LLC 2015-1A	2.730%	3/25/21	11,150	11,307
5,7	Hertz Vehicle Financing LLC 2015-3A	2.670%	9/25/21	9,400	9,472
5,7	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	14,020	14,230
5,7	Hertz Vehicle Financing LLC 2016-3	2.270%	7/25/20	8,500	8,537
5,7	Hertz Vehicle Financing LLC 2016-4	2.650%	7/25/22	8,970	8,970
5,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	2,597	2,624
5,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	3,240	3,239
5,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	1,455	1,455
5,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	4,000	4,060
5,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,994
5,7	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	550	550
5,7	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	10,880	10,914
5,7	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	7,250	7,287
5,7	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	7,130	7,186
5,7	Hyundai Auto Lease Securitization Trust
	2016-A	1.800%	12/16/19	5,380	5,420
5,7	Hyundai Auto Lease Securitization Trust
	2016-C	1.490%	2/18/20	9,240	9,235
5,7	Hyundai Auto Lease Securitization Trust
	2016-C	1.650%	7/15/20	4,080	4,077

5	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	1,200	1,213
5	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,377
5	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,936
5	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,700	1,711
5	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,157
5	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	2,200	2,217
5	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,416
5	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,353
5,7	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	6,850	6,887
5,7	Icon Brands Holdings LLC 2012-1A	4.229%	1/25/43	3,680	3,331
4	Illinois Student Assistance Commission
	Series 2010-1	1.932%	4/25/22	3,384	3,387
4,5,7	Invitation Homes 2014-SFR1 Trust	2.035%	6/17/31	8,625	8,607
4,5,7	Invitation Homes 2014-SFR2 Trust	1.635%	9/17/31	2,505	2,498
4,5,7	Invitation Homes 2014-SFR2 Trust	2.135%	9/17/31	700	700
4,5,7	Invitation Homes 2015-SFR2 Trust	1.885%	6/17/32	2,863	2,865
4,5,7	Invitation Homes 2015-SFR2 Trust	2.185%	6/17/32	1,510	1,508
4,5,7	Invitation Homes 2015-SFR3 Trust	2.285%	8/17/32	1,650	1,652
5,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,477	6,764
5	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,315	1,325
5	John Deere Owner Trust 2016-B	1.490%	5/15/23	2,020	2,018
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	18,711	18,976
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	3,785	3,872
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	2,507	2,524
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	2,069	2,109
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	7,480	7,883
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	982	999
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,175	1,260
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.549%	11/15/43	2,730	2,878
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.549%	11/15/43	2,313	2,503
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	6,549	6,760
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	7,229	7,945
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,424
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.394%	8/15/46	4,000	4,499
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	4,499	4,784
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,948	5,088
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	22,630	23,442
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,461
5,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	6,113	6,384

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,834
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C13	3.994%	1/15/46	301	329
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C13	4.053%	1/15/46	2,550	2,554
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,215	1,297
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	311	340
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	29,810	32,973
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.910%	12/15/46	2,135	2,391
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.975%	12/15/46	960	1,014
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	6,234	6,425
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.363%	7/15/45	6,780	7,149
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	5,272	5,652
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.024%	7/15/45	5,000	5,367
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	1,572	1,683
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	6,118	6,735
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	916	940
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	400	427
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	1,750	1,966
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.046%	11/15/45	1,300	1,388
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,256	4,706
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	10,220	11,216
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	600	655
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.814%	2/15/47	2,500	2,769
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.814%	2/15/47	1,000	1,031
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	2,910	3,175
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	680	718
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.493%	8/15/47	5,570	5,917
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	2,117	2,256
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	6,150	6,378
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	5,120	5,402

5	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	3,803	3,926
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	4,640	4,933
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.559%	7/15/48	7,120	7,563
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	8,840	9,569
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	2,245	2,413
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	1,520	1,636
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	5,327	5,668
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	1,225	1,303
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	7,300	7,868
5	LB-UBS Commercial Mortgage Trust 2007-
	C2	5.387%	2/15/40	15,408	15,519
5	LB-UBS Commercial Mortgage Trust 2007-
	C7	5.866%	9/15/45	15,078	15,563
5,7	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	910	948
5,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,330
5	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	7,960	7,996
5	Mercedes-Benz Auto Lease Trust 2016-A	1.690%	11/15/21	16,210	16,287
5	Mercedes-Benz Auto Lease Trust 2016-B	1.350%	8/15/19	5,100	5,096
5	Mercedes-Benz Auto Lease Trust 2016-B	1.520%	6/15/22	3,320	3,317
5	Mercedes-Benz Auto Receivables Trust
	2015-1	1.750%	12/15/21	7,780	7,858
4,5,7	Mercedes-Benz Master Owner Trust 2015-
	B	0.915%	4/15/20	14,650	14,627
5	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	11,091	11,385
5,7	Miramax LLC 2014-1A	3.340%	7/20/26	654	652
5,7	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	2,880	2,895
5,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	13,600	13,813
5,7	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	4,580	4,553
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	8,364	8,814
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	16,040	17,034
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	6,233	6,447
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.084%	7/15/46	1,183	1,305
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.084%	7/15/46	1,830	1,907
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	629	637
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	11,427	12,473
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.170%	8/15/46	7,317	8,122
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	1,005	1,078
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,151

5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	400	439
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,544
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,049
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,494
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,522
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,746
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	3.773%	4/15/47	11,716	12,626
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.051%	4/15/47	20,825	22,863
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.895%	4/15/47	1,140	1,202
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	7,173	7,838
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.094%	6/15/47	935	1,007
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.324%	6/15/47	2,400	2,611
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.757%	6/15/47	2,400	2,509
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	3.741%	8/15/47	28,696	31,067
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	4.011%	8/15/47	530	565
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	4,250	4,635
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	1,080	1,125
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	940	1,006
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	765	787
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	12,573	13,155
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	14,889	15,507
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	17,750	19,097
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,541
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.732%	5/15/48	7,223	7,758
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	4,075	4,282
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	4,397	4,719
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	700	731
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	4.753%	5/15/49	1,090	1,126
5 Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	59	59
5 Morgan Stanley Capital I Trust 2007-IQ15	5.906%	6/11/49	5,012	5,124

5	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	3,880	3,971
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,375
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,574
5,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,316	6,551
5,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,795
5,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,949
5,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	4,430	4,796
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	12,181	13,198
5	Morgan Stanley Capital I Trust 2015-UBS8	4.591%	12/15/48	3,210	3,289
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	21,780	21,719
5	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	4,770	5,104
5,7	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	11,190	11,394
7	National Australia Bank Ltd.	2.250%	3/16/21	3,820	3,869
4,5,7	Navient Student Loan Trust 2016-2	1.584%	6/25/65	2,420	2,429
4,5,7	Navient Student Loan Trust 2016-3	1.384%	6/25/65	2,050	2,041
4,5,7	Navient Student Loan Trust 2016-6A	1.270%	3/25/66	12,400	12,378
4,5,7	Navistar Financial Dealer Note Master
	Trust 2016-1A	2.146%	9/27/21	10,810	10,810
4,5	New Mexico Educational Assistance
	Foundation 2013-1	1.227%	1/2/25	3,380	3,316
5,7	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	6,720	6,715
5	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	1,790	1,798
5	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	10,870	10,873
5	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	1,950	1,950
5	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	2,870	2,903
5	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	21,640	21,680
4,5	Nissan Master Owner Trust Receivables
	Series 2016-A	1.175%	6/15/21	25,630	25,733
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	5,500	5,555
4	North Carolina State Education Assistance
	Authority 2011-1	1.782%	1/26/26	1,714	1,712
5,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	121	131
5,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	9,128
4,5,7	Pepper Residential Securities Trust 2017A-
	A1UA	1.631%	3/10/58	16,500	16,500
4,5,7	PFS Financing Corp. 2014-AA	1.135%	2/15/19	1,600	1,600
4,5,7	PFS Financing Corp. 2015-AA	1.155%	4/15/20	3,500	3,496
5,7	Porsche Innovative Lease Owner Trust
	2015-1	1.430%	5/21/21	4,900	4,902
4,5,7	Progress Residential 2015-SFR1 Trust	2.385%	2/17/32	510	511
5,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,485	2,512
5,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,389	9,605
5,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,567
4,5,7	Resimac Premier Series 2014-1A	1.545%	12/12/45	2,507	2,495
4,5,7	Resimac Premier Series 2016-1A	1.920%	10/10/47	25,708	25,727
	Royal Bank of Canada	2.200%	9/23/19	8,673	8,816
	Royal Bank of Canada	2.100%	10/14/20	11,530	11,677
5	Royal Bank of Canada	1.875%	2/5/21	13,500	13,604
	Royal Bank of Canada	2.300%	3/22/21	10,085	10,236
5	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	2,964	2,971
5	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	5,735	5,741

5	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	5,160	5,262
5	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	6,870	6,882
5	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	9,470	9,535
5	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	9,420	9,576
5	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	9,610	9,744
5	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	2,450	2,467
5	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	1,610	1,633
5	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	1,440	1,481
5	Santander Drive Auto Receivables Trust
	2016-3	1.500%	8/17/20	7,130	7,127
5	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	8,060	8,069
5	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	9,330	9,332
7	SBA Tower Trust	3.156%	10/15/20	3,970	4,063
5,7	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	5,850	5,850
5,7	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	5,460	5,460
4,5,7	Silver Bay Realty 2014-1 Trust	1.535%	9/17/31	2,255	2,241
4,5,7	Silver Bay Realty 2014-1 Trust	1.985%	9/17/31	498	494
5,7	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	1,480	1,523
5,7	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	9,648	9,901
5,7	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	4,423	4,642
5,7	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	2,907	2,956
4,5,7	SLM Private Education Loan Trust 2012-E	1.285%	10/16/23	694	695
4,5,7	SLM Private Education Loan Trust 2013-A	1.585%	5/17/27	5,400	5,419
5,7	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	1,800	1,743
5,7	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	3,000	2,997
5,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	3,000	2,925
5,7	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	2,000	2,039
5,7	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	900	909
5,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	776
4,5	SLM Student Loan Trust 2005-5	0.982%	4/25/25	1,596	1,584
5	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	1,612	1,608
5	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,830	1,836
5,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	6,210	6,280
4,5,7	SMB Private Education Loan Trust 2016-B	1.985%	2/17/32	4,480	4,536
4,7	SMB Private Education Loan Trust 2016-C	1.622%	9/15/34	5,600	5,600
5,7	Sofi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	4,300	4,367
5,7	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	2,235	2,244
5,7	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	2,340	2,337
4,5,7	SoFi Professional Loan Program 2016-D
	LLC	1.600%	1/25/39	3,130	3,136
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,995
5,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	10,400	10,403
7	Stadshypotek AB	1.250%	5/23/18	1,930	1,925

7	Stadshypotek AB	1.750%	4/9/20	8,294	8,304
4,5,7	SWAY Residential 2014-1 Trust	1.835%	1/17/32	6,411	6,411
5	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	6,670	6,825
5	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	10,400	10,447
5	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	23,620	24,151
5	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	21,070	21,345
5	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	14,370	14,366
5	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	9,890	9,875
5,7	Taco Bell Funding LLC 2016-1A	3.832%	5/25/46	3,840	3,908
5,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,700	3,814
5,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,920	6,059
5,7	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	4,601	4,602
5,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,160	2,285
7	Toronto-Dominion Bank	1.950%	4/2/20	8,400	8,455
7	Toronto-Dominion Bank	2.250%	3/15/21	14,940	15,176
4,5,7	Trade MAPS 1 Ltd. 2013-1A	1.230%	12/10/18	9,910	9,900
4,5,7	Trade MAPS 1 Ltd. 2013-1A	1.780%	12/10/18	1,307	1,304
4,5,7	Trade MAPS 1 Ltd. 2013-1A	2.780%	12/10/18	670	668
4,5,7	Trafigura Securitisation Finance plc 2014-
	1A	1.485%	10/15/18	5,720	5,705
4,5,7	Trillium Credit Card Trust II 2016-1A	1.254%	5/26/21	53,860	54,098
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,297
5,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,555	6,914
5	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,616	5,781
5,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	8,861	9,190
5,7	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,176
5,7	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	650	686
5,7	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	490	510
5,7	Volkswagen Credit Auto Master Owner
	Trust 2014-1A	1.400%	7/22/19	12,420	12,410
5,7	Volvo Financial Equipment LLC Series
	2015-1A	1.910%	1/15/20	3,105	3,133
5,7	Volvo Financial Equipment LLC Series
	2016-1A	1.890%	9/15/20	3,450	3,478
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	6,389	6,642
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	7,210	7,573
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	954	1,025
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,745	8,584
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	2,400	2,526
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	11,500	12,236
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	8,920	9,669
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	747

	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,599
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,463
5	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	2,410	2,536
5	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	1,110	1,167
5	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	1,840	1,910
5	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	20,905	21,499
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	5,253	5,431
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	1,260	1,329
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	5,280	5,552
5	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	3,900	4,117
5	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	9,375	10,013
5	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	2,310	2,330
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,300	7,695
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,689
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,437
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.496%	9/15/58	2,740	2,796
5	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	6,842	7,413
5	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,248
5	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.540%	9/15/58	5,225	5,262
5	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	1,510	1,595
5	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	4,761	5,152
5	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	5,750	6,089
5,7	Wendys Funding LLC 2015-1A	3.371%	6/15/45	4,633	4,647
5,7	Wendys Funding LLC 2015-1A	4.080%	6/15/45	7,197	7,238
5,7	Wendys Funding LLC 2015-1A	4.497%	6/15/45	2,287	2,261
7	Westpac Banking Corp.	1.850%	11/26/18	6,285	6,332
7	Westpac Banking Corp.	2.000%	3/3/20	17,720	17,879
7	Westpac Banking Corp.	2.250%	11/9/20	7,430	7,547
5,7	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	4,640	4,981
5,7	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	6,110	6,659
5	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	5,280	5,461
5	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	6,042	6,414

5	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	4,170	4,495
5	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	3,713	3,878
5	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	11,049	11,442
5	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	2,870	2,992
5	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,220	2,297
5	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	2,133	2,288
5	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	6,044	6,671
5	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	357	381
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	2,116	2,274
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	7,778	8,634
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.665%	12/15/46	1,085	1,214
5	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	9,255	10,188
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	3,020	3,205
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	14,675	16,057
5	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	2,410	2,575
5	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	1,410	1,446
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	10,945	11,752
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	700	751
5	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	2,410	2,426
5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	2,697	2,949
5	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	8,569	9,146
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	170	179
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	560	601
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	10,976	12,023
5,7	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	1,545	1,543
5	World Financial Network Credit Card
	Master Note Trust Series 2013-A	1.610%	12/15/21	4,000	4,003
4,5	World Financial Network Credit Card
	Master Note Trust Series 2015-A	1.015%	2/15/22	8,755	8,770
5	World Financial Network Credit Card
	Master Note Trust Series 2016-A	2.030%	4/15/25	11,330	11,357
5	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	12,000	12,095
5	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	7,910	7,895

5	World Omni Automobile Lease
	Securitization Trust 2015-A	1.730%	12/15/20	2,300	2,316
5	World Omni Automobile Lease
	Securitization Trust 2016-A	1.610%	1/15/22	3,670	3,660
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,208,419)					4,259,800
Corporate Bonds (68.7%)
Finance (29.2%)
	Banking (19.1%)
7	ABN AMRO Bank NV	2.500%	10/30/18	27,285	27,709
7	ABN AMRO Bank NV	4.750%	7/28/25	6,126	6,444
7	ABN AMRO Bank NV	4.800%	4/18/26	4,000	4,234
	American Express Co.	2.650%	12/2/22	16,082	16,345
	American Express Credit Corp.	1.700%	10/30/19	4,669	4,674
	American Express Credit Corp.	2.375%	5/26/20	4,700	4,780
	American Express Credit Corp.	2.250%	5/5/21	14,464	14,594
7	Australia & New Zealand Banking Group
	Ltd.	4.500%	3/19/24	15,270	15,989
7	Australia & New Zealand Banking Group
	Ltd.	4.400%	5/19/26	5,745	5,996
7	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,365
8	Bank of America Corp.	5.500%	11/22/21	6,439	8,940
	Bank of America Corp.	3.300%	1/11/23	29,767	30,625
	Bank of America Corp.	4.125%	1/22/24	33,430	35,878
	Bank of America Corp.	3.875%	8/1/25	10,000	10,527
	Bank of America Corp.	4.450%	3/3/26	8,900	9,481
	Bank of New York Mellon Corp.	2.600%	8/17/20	3,017	3,096
	Bank of New York Mellon Corp.	2.450%	11/27/20	14,339	14,584
	Bank of New York Mellon Corp.	4.150%	2/1/21	21,944	23,771
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,799
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	17,108
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	18,267
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	21,357
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,638
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	16,247
	Bank of New York Mellon Corp.	2.800%	5/4/26	10,780	10,889
	Bank of New York Mellon Corp.	3.000%	10/30/28	12,000	11,953
	Bank of Nova Scotia	4.375%	1/13/21	8,500	9,308
	Bank of Nova Scotia	4.500%	12/16/25	12,370	13,062
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	7,370	7,393
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	23,856	24,302
7	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	12,520	12,864
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	17,155	17,473
	Barclays plc	2.750%	11/8/19	3,061	3,090
	Barclays plc	3.650%	3/16/25	10,000	9,816
	BB&T Corp.	5.250%	11/1/19	12,000	13,196
	BB&T Corp.	3.950%	3/22/22	4,400	4,724
	BNP Paribas SA	2.400%	12/12/18	3,150	3,197
	BNP Paribas SA	5.000%	1/15/21	44,350	49,320
	BNP Paribas SA	3.250%	3/3/23	6,235	6,511
9	BPCE SA	3.500%	4/24/20	1,100	843
	BPCE SA	4.000%	4/15/24	50,690	55,149
8	BPCE SA	5.250%	4/16/29	3,900	5,222
	Branch Banking & Trust Co.	2.850%	4/1/21	10,425	10,811
	Branch Banking & Trust Co.	3.625%	9/16/25	27,345	28,843
	Capital One Financial Corp.	2.450%	4/24/19	2,450	2,492
	Capital One Financial Corp.	3.200%	2/5/25	2,650	2,673
	Capital One Financial Corp.	3.750%	7/28/26	20,000	19,936

	Capital One NA	1.500%	3/22/18	7,000	7,002
	Citigroup Inc.	4.500%	1/14/22	12,970	14,227
	Citigroup Inc.	3.375%	3/1/23	16,000	16,493
	Citigroup Inc.	3.875%	10/25/23	28,736	30,571
	Citigroup Inc.	5.500%	9/13/25	9,000	10,178
	Citigroup Inc.	4.600%	3/9/26	10,355	11,010
	Citigroup Inc.	3.200%	10/21/26	44,200	44,091
5,7,10 Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
7	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,956
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	3,036
7	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	12,694
7	Commonwealth Bank of Australia	2.000%	9/6/21	18,455	18,377
7	Commonwealth Bank of Australia	4.500%	12/9/25	35,945	37,952
7	Commonwealth Bank of Australia	2.850%	5/18/26	22,065	21,975
7	Commonwealth Bank of Australia	2.625%	9/6/26	19,670	19,145
	Cooperatieve Rabobank UA	2.250%	1/14/20	15,590	15,796
	Cooperatieve Rabobank UA	2.500%	1/19/21	29,940	30,588
	Cooperatieve Rabobank UA	3.875%	2/8/22	53,100	57,548
	Cooperatieve Rabobank UA	3.950%	11/9/22	30,660	32,146
	Cooperatieve Rabobank UA	4.625%	12/1/23	102,134	110,016
	Cooperatieve Rabobank UA	3.375%	5/21/25	25,310	26,648
	Cooperatieve Rabobank UA	4.375%	8/4/25	15,000	15,786
11	Coventry Building Society	2.500%	11/18/20	9,432	11,117
7	Credit Agricole SA	2.375%	7/1/21	14,060	14,161
	Credit Suisse AG	2.300%	5/28/19	9,820	9,927
	Credit Suisse AG	3.000%	10/29/21	40,000	40,972
	Credit Suisse AG	3.625%	9/9/24	69,650	72,380
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	12,935	13,182
7	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	6/9/23	29,700	29,960
7	Danske Bank A/S	2.800%	3/10/21	34,815	35,894
7	Danske Bank A/S	2.000%	9/8/21	16,505	16,443
	Deutsche Bank AG	2.500%	2/13/19	3,675	3,621
7	Deutsche Bank AG	4.250%	10/14/21	46,295	46,682
	Discover Bank	7.000%	4/15/20	3,665	4,149
	Fifth Third Bank	2.875%	10/1/21	12,105	12,570
	Fifth Third Bank	3.850%	3/15/26	4,280	4,493
	First Republic Bank	2.375%	6/17/19	11,791	11,866
	FirstMerit Corp.	4.350%	2/4/23	9,000	9,248
	Goldman Sachs Group Inc.	2.750%	9/15/20	15,522	15,837
	Goldman Sachs Group Inc.	2.625%	4/25/21	3,421	3,462
	Goldman Sachs Group Inc.	5.250%	7/27/21	22,087	24,793
8	Goldman Sachs Group Inc.	5.500%	10/12/21	2,320	3,188
	Goldman Sachs Group Inc.	5.750%	1/24/22	52,535	60,793
	Goldman Sachs Group Inc.	3.625%	1/22/23	9,300	9,790
	Goldman Sachs Group Inc.	4.000%	3/3/24	53,926	57,564
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	27,386
	Goldman Sachs Group Inc.	3.500%	1/23/25	18,250	18,724
	Goldman Sachs Group Inc.	3.750%	5/22/25	91,557	95,026
8	Goldman Sachs Group Inc.	4.250%	1/29/26	17,918	24,014
	Goldman Sachs Group Inc.	3.750%	2/25/26	23,200	24,164
5,11	HBOS plc	4.500%	3/18/30	1,774	2,154
	HSBC Bank USA NA	4.875%	8/24/20	24,478	26,401
	HSBC Holdings plc	3.400%	3/8/21	25,540	26,373
	HSBC Holdings plc	5.100%	4/5/21	7,046	7,767
	HSBC Holdings plc	2.950%	5/25/21	15,240	15,467
	HSBC Holdings plc	2.650%	1/5/22	31,470	31,254

	HSBC Holdings plc	4.000%	3/30/22	40,100	42,475
	HSBC Holdings plc	3.600%	5/25/23	66,405	68,564
	HSBC Holdings plc	4.250%	3/14/24	17,500	17,934
11	HSBC Holdings plc	3.000%	6/30/25	1,500	1,756
	HSBC Holdings plc	4.250%	8/18/25	20,000	20,502
	HSBC Holdings plc	4.300%	3/8/26	57,515	61,111
	HSBC Holdings plc	3.900%	5/25/26	54,890	56,710
	HSBC USA Inc.	2.375%	11/13/19	17,185	17,401
	Huntington National Bank	2.400%	4/1/20	7,000	7,080
	Huntington National Bank	2.875%	8/20/20	5,600	5,745
	JPMorgan Chase & Co.	4.400%	7/22/20	18,510	20,032
	JPMorgan Chase & Co.	4.250%	10/15/20	21,790	23,531
	JPMorgan Chase & Co.	2.550%	10/29/20	61,384	62,461
	JPMorgan Chase & Co.	2.550%	3/1/21	44,800	45,481
	JPMorgan Chase & Co.	4.625%	5/10/21	22,450	24,719
	JPMorgan Chase & Co.	2.400%	6/7/21	10,160	10,240
	JPMorgan Chase & Co.	2.295%	8/15/21	15,250	15,247
	JPMorgan Chase & Co.	4.350%	8/15/21	14,235	15,509
	JPMorgan Chase & Co.	4.500%	1/24/22	28,610	31,485
	JPMorgan Chase & Co.	3.250%	9/23/22	23,500	24,447
	JPMorgan Chase & Co.	3.200%	1/25/23	26,858	27,717
	JPMorgan Chase & Co.	2.700%	5/18/23	26,538	26,617
	JPMorgan Chase & Co.	3.875%	2/1/24	22,900	24,551
	JPMorgan Chase & Co.	3.625%	5/13/24	14,750	15,510
	JPMorgan Chase & Co.	3.125%	1/23/25	17,320	17,427
	JPMorgan Chase & Co.	3.900%	7/15/25	4,500	4,776
	JPMorgan Chase & Co.	3.300%	4/1/26	28,000	28,501
	JPMorgan Chase & Co.	3.200%	6/15/26	26,390	26,631
	KeyBank NA	3.300%	6/1/25	20,000	20,682
11	Leeds Building Society	1.375%	5/5/22	13,172	14,308
	Lloyds Bank plc	2.050%	1/22/19	12,250	12,302
	Lloyds Bank plc	2.350%	9/5/19	15,854	16,079
	Lloyds Bank plc	2.700%	8/17/20	13,573	13,837
	Lloyds Bank plc	6.375%	1/21/21	9,172	10,689
	Lloyds Bank plc	3.500%	5/14/25	11,240	11,808
	Llyods Banking Group plc	4.650%	3/24/26	10,780	11,111
7	Macquarie Bank Ltd.	2.400%	1/21/20	7,765	7,832
7	Macquarie Bank Ltd.	4.875%	6/10/25	3,160	3,292
7	Macquarie Bank Ltd.	3.900%	1/15/26	15,380	16,183
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	5,758	5,841
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	22,400	22,648
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	104,830	107,613
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	38,765	38,425
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,975	8,962
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	24,690	26,513
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	20,000	20,289
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	29,547
	Morgan Stanley	7.300%	5/13/19	5,000	5,656
	Morgan Stanley	5.625%	9/23/19	20,500	22,567
	Morgan Stanley	5.500%	1/26/20	16,035	17,676
	Morgan Stanley	5.500%	7/24/20	12,000	13,363
	Morgan Stanley	5.750%	1/25/21	24,000	27,214
	Morgan Stanley	2.500%	4/21/21	5,939	5,982
	Morgan Stanley	5.500%	7/28/21	26,800	30,408
	Morgan Stanley	3.750%	2/25/23	36,000	38,031
	Morgan Stanley	3.875%	4/29/24	43,400	45,903
	Morgan Stanley	4.000%	7/23/25	53,181	56,523
	Morgan Stanley	3.875%	1/27/26	84,263	88,713

	Morgan Stanley	3.125%	7/27/26	17,820	17,784
11	Morgan Stanley	1.375%	10/27/26	10,060	10,861
	MUFG Americas Holdings Corp.	2.250%	2/10/20	3,400	3,417
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,975
	MUFG Americas Holdings Corp.	3.000%	2/10/25	12,000	12,044
	National Australia Bank Ltd.	1.875%	7/12/21	10,875	10,770
	National Australia Bank Ltd.	3.000%	1/20/23	14,320	14,697
	National Australia Bank Ltd.	2.500%	7/12/26	11,380	11,064
7	Nationwide Building Society	2.350%	1/21/20	2,407	2,422
7	Nationwide Building Society	2.450%	7/27/21	19,740	19,986
5,11	Nationwide Building Society	4.125%	3/20/23	15,323	17,489
7	Nationwide Building Society	3.900%	7/21/25	8,000	8,511
8	Nationwide Building Society	3.250%	1/20/28	3,618	4,619
7	Nordea Bank AB	2.500%	9/17/20	4,715	4,806
7	Nordea Bank AB	2.250%	5/27/21	14,700	14,826
7	Nordea Bank AB	4.250%	9/21/22	11,260	12,120
	Northern Trust Co.	6.500%	8/15/18	4,000	4,349
	Northern Trust Corp.	3.450%	11/4/20	500	529
	Northern Trust Corp.	3.375%	8/23/21	13,036	13,946
	People's United Financial Inc.	3.650%	12/6/22	11,405	11,649
	PNC Bank NA	6.875%	4/1/18	12,085	12,957
	PNC Bank NA	2.600%	7/21/20	15,120	15,493
	PNC Bank NA	2.450%	11/5/20	2,218	2,261
	PNC Bank NA	2.150%	4/29/21	5,873	5,928
	PNC Bank NA	2.700%	11/1/22	41,080	41,536
	PNC Bank NA	2.950%	1/30/23	15,000	15,266
	PNC Bank NA	3.800%	7/25/23	15,750	16,890
	PNC Bank NA	3.300%	10/30/24	19,634	20,520
	PNC Bank NA	2.950%	2/23/25	16,680	17,089
	PNC Bank NA	3.250%	6/1/25	61,302	63,872
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,767
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,525	6,894
	PNC Funding Corp.	6.700%	6/10/19	12,000	13,536
	PNC Funding Corp.	5.125%	2/8/20	21,243	23,408
	PNC Funding Corp.	4.375%	8/11/20	23,000	25,063
	Regions Bank	7.500%	5/15/18	1,732	1,882
	Royal Bank of Canada	1.500%	7/29/19	15,910	15,853
	Royal Bank of Canada	2.350%	10/30/20	11,539	11,728
	Royal Bank of Canada	4.650%	1/27/26	7,790	8,473
	Royal Bank of Scotland Group plc	3.875%	9/12/23	20,000	19,618
	Santander Bank NA	8.750%	5/30/18	5,000	5,456
8	Santander UK Group Holdings plc	3.625%	1/14/26	8,159	10,125
	Santander UK plc	2.500%	3/14/19	8,926	9,042
	Santander UK plc	2.350%	9/10/19	24,966	25,190
	Santander UK plc	4.000%	3/13/24	30,121	32,449
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	2,825	2,888
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	26,155	25,823
	State Street Corp.	2.550%	8/18/20	6,746	6,948
	State Street Corp.	3.100%	5/15/23	15,025	15,511
	State Street Corp.	3.700%	11/20/23	32,620	35,422
	State Street Corp.	3.300%	12/16/24	27,435	29,103
	State Street Corp.	3.550%	8/18/25	36,058	38,825
	State Street Corp.	2.650%	5/19/26	16,480	16,454
5	State Street Corp.	5.250%	12/29/49	5,240	5,476
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,000	3,124
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	8,160	8,806
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	5,000	5,217
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	2,450	2,506

	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	32,903	32,403
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	24,175	24,187
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,513	19,736
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	43,905	42,521
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,170	15,132
	SunTrust Bank	3.300%	5/15/26	10,000	10,074
	SunTrust Banks Inc.	2.900%	3/3/21	6,318	6,540
	Svenska Handelsbanken AB	2.450%	3/30/21	30,565	31,101
	Svenska Handelsbanken AB	1.875%	9/7/21	18,490	18,323
	Synchrony Financial	4.250%	8/15/24	12,750	13,221
	Synchrony Financial	4.500%	7/23/25	31,350	32,707
	Synchrony Financial	3.700%	8/4/26	12,237	12,070
	Toronto-Dominion Bank	1.450%	8/13/19	3,900	3,884
	Toronto-Dominion Bank	2.500%	12/14/20	40,480	41,466
	Toronto-Dominion Bank	2.125%	4/7/21	50,210	50,620
	Toronto-Dominion Bank	1.800%	7/13/21	19,230	19,117
	US Bancorp	2.350%	1/29/21	8,500	8,687
	US Bancorp	4.125%	5/24/21	19,555	21,465
	US Bancorp	3.000%	3/15/22	23,724	24,889
	US Bancorp	2.950%	7/15/22	35,200	36,531
	US Bancorp	3.700%	1/30/24	18,500	19,950
	US Bancorp	3.600%	9/11/24	14,800	15,716
	US Bancorp	3.100%	4/27/26	18,611	19,012
	US Bank NA	2.800%	1/27/25	14,400	14,688
10	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.500%	1/15/13	6,147	1
10	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.650%	8/15/14	7,500	1
10	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	2.600%	7/22/20	14,235	14,483
	Wells Fargo & Co.	4.600%	4/1/21	16,673	18,324
	Wells Fargo & Co.	2.100%	7/26/21	46,735	46,464
9	Wells Fargo & Co.	3.000%	7/27/21	33,950	25,608
4,9	Wells Fargo & Co.	3.075%	7/27/21	7,450	5,707
	Wells Fargo & Co.	3.450%	2/13/23	36,700	37,640
	Wells Fargo & Co.	4.125%	8/15/23	13,100	13,949
4	Wells Fargo & Co.	2.117%	10/31/23	3,755	3,745
	Wells Fargo & Co.	3.300%	9/9/24	57,524	59,172
	Wells Fargo & Co.	3.000%	2/19/25	42,300	42,271
	Wells Fargo & Co.	3.550%	9/29/25	17,459	18,081
	Wells Fargo & Co.	3.000%	4/22/26	22,000	21,858
	Wells Fargo & Co.	3.000%	10/23/26	6,515	6,482
	Westpac Banking Corp.	4.875%	11/19/19	10,795	11,746
	Westpac Banking Corp.	2.600%	11/23/20	15,885	16,235
	Westpac Banking Corp.	2.100%	5/13/21	30,045	30,017
	Westpac Banking Corp.	2.000%	8/19/21	29,790	29,639
	Westpac Banking Corp.	2.850%	5/13/26	46,380	46,268
	Westpac Banking Corp.	2.700%	8/19/26	36,175	35,686
11	Yorkshire Building Society	1.250%	3/17/22	21,417	23,411

	Brokerage (1.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	10,471	10,836
	Ameriprise Financial Inc.	7.300%	6/28/19	3,200	3,656
	Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,741
	Ameriprise Financial Inc.	3.700%	10/15/24	15,000	16,001
7	Apollo Management Holdings LP	4.400%	5/27/26	24,515	25,329
	BlackRock Inc.	4.250%	5/24/21	4,250	4,678

	BlackRock Inc.	3.375%	6/1/22	12,000	12,834
	BlackRock Inc.	3.500%	3/18/24	10,000	10,747
	Charles Schwab Corp.	4.450%	7/22/20	6,500	7,107
	Charles Schwab Corp.	3.225%	9/1/22	11,150	11,672
	CME Group Inc.	3.000%	3/15/25	13,500	14,039
	Franklin Resources Inc.	4.625%	5/20/20	7,550	8,244
	Franklin Resources Inc.	2.800%	9/15/22	11,000	11,362
	Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	37,279
	Invesco Finance plc	3.125%	11/30/22	30,485	31,363
	Invesco Finance plc	4.000%	1/30/24	21,300	22,965
	Invesco Finance plc	3.750%	1/15/26	15,323	16,179
	Jefferies Group LLC	6.875%	4/15/21	4,000	4,630
	Jefferies Group LLC	5.125%	1/20/23	5,000	5,279
	Legg Mason Inc.	3.950%	7/15/24	5,000	5,063
10	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
	Stifel Financial Corp.	3.500%	12/1/20	11,030	11,279
	Stifel Financial Corp.	4.250%	7/18/24	15,000	15,000
	TD Ameritrade Holding Corp.	2.950%	4/1/22	16,715	17,300
	TD Ameritrade Holding Corp.	3.625%	4/1/25	11,400	12,022

	Finance Companies (0.9%)
	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust	3.750%	5/15/19	4,645	4,761
	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust	4.500%	5/15/21	3,220	3,361
	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust	3.950%	2/1/22	6,170	6,278
	Air Lease Corp.	3.375%	1/15/19	6,175	6,345
	Air Lease Corp.	4.250%	9/15/24	16,000	16,880
	GE Capital International Funding Co.	2.342%	11/15/20	73,763	75,255
	GE Capital International Funding Co.	3.373%	11/15/25	20,081	21,375
	GE Capital International Funding Co.	4.418%	11/15/35	43,400	47,476
	HSBC Finance Corp.	6.676%	1/15/21	63,939	72,930
7	Peachtree Corners Funding Trust	3.976%	2/15/25	7,888	7,913
7	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	1,015	1,007

	Insurance (5.6%)
	Aetna Inc.	2.400%	6/15/21	445	449
	Aetna Inc.	2.750%	11/15/22	29,020	29,588
	Aetna Inc.	2.800%	6/15/23	45,010	45,636
	Aetna Inc.	3.500%	11/15/24	15,000	15,642
	Aetna Inc.	3.200%	6/15/26	67,925	68,321
	Aflac Inc.	4.000%	2/15/22	2,000	2,181
	Aflac Inc.	3.625%	6/15/23	16,000	17,042
	Aflac Inc.	3.625%	11/15/24	5,000	5,343
	Aflac Inc.	3.250%	3/17/25	10,000	10,281
7	AIA Group Ltd.	3.200%	3/11/25	16,505	16,651
	Alleghany Corp.	4.950%	6/27/22	2,586	2,829
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	24,105	24,600
5	Allstate Corp.	5.750%	8/15/53	5,000	5,356
	Alterra Finance LLC	6.250%	9/30/20	8,000	9,053
	American Financial Group Inc.	9.875%	6/15/19	10,000	11,970
	American Financial Group Inc.	3.500%	8/15/26	11,725	11,658
	American International Group Inc.	4.875%	6/1/22	10,215	11,415
	American International Group Inc.	3.900%	4/1/26	1,870	1,965
	American International Group Inc.	3.875%	1/15/35	10,391	10,126
	American International Group Inc.	4.500%	7/16/44	5,645	5,758
	Anthem Inc.	4.350%	8/15/20	2,000	2,157

	Anthem Inc.	3.700%	8/15/21	3,090	3,288
	Aon plc	3.500%	6/14/24	7,012	7,225
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,500	5,804
	Axis Specialty Finance LLC	5.875%	6/1/20	9,240	10,227
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,000	2,199
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,360	4,578
	Berkshire Hathaway Inc.	3.750%	8/15/21	11,500	12,518
	Berkshire Hathaway Inc.	2.750%	3/15/23	135,868	139,958
	Berkshire Hathaway Inc.	3.125%	3/15/26	92,788	96,272
	Brown & Brown Inc.	4.200%	9/15/24	15,000	15,313
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,080	1,124
	Chubb INA Holdings Inc.	2.700%	3/13/23	10,550	10,749
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	41,994
	Chubb INA Holdings Inc.	3.150%	3/15/25	26,400	27,426
	Chubb INA Holdings Inc.	3.350%	5/3/26	9,517	10,000
	CNA Financial Corp.	5.875%	8/15/20	5,000	5,629
5,8	CNP Assurances	7.375%	9/30/41	2,600	3,567
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	9,618
5,11	Credit Agricole Assurances SA	4.250%	1/29/49	6,900	7,501
5,11	Credit Agricole Assurances SA	4.500%	10/31/49	5,100	5,569
5,11	ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	2,006	2,125
	First American Financial Corp.	4.600%	11/15/24	12,000	12,251
7	Five Corners Funding Trust	4.419%	11/15/23	29,000	31,421
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,900	7,153
	Hartford Financial Services Group Inc.	5.125%	4/15/22	2,880	3,258
	Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	11,016
7	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,616
	Kemper Corp.	4.350%	2/15/25	15,000	15,156
11	Liberty Mutual Group Inc.	2.750%	5/4/26	5,273	6,094
	Loews Corp.	2.625%	5/15/23	8,000	7,969
	Manulife Financial Corp.	4.900%	9/17/20	24,150	26,499
	Manulife Financial Corp.	4.150%	3/4/26	42,820	46,806
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,275	5,336
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	5,360
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,345	8,720
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	10,087	10,932
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	42,530	44,376
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	34,351	35,872
7	MassMutual Global Funding II	2.500%	10/17/22	10,500	10,587
	MetLife Inc.	3.048%	12/15/22	23,000	23,820
	MetLife Inc.	4.368%	9/15/23	49,500	54,793
	MetLife Inc.	3.600%	4/10/24	13,005	13,780
	MetLife Inc.	3.600%	11/13/25	3,850	4,072
	MetLife Inc.	4.050%	3/1/45	12,155	11,964
5	MetLife Inc.	5.250%	12/29/49	2,635	2,668
7	Metropolitan Life Global Funding I	3.000%	1/10/23	9,945	10,206
7	New York Life Global Funding	1.950%	2/11/20	1,595	1,602
	Old Republic International Corp.	3.875%	8/26/26	6,630	6,521
	PartnerRe Finance A LLC	6.875%	6/1/18	3,857	4,166
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	18,275
	Principal Financial Group Inc.	8.875%	5/15/19	3,395	3,983
5	Principal Financial Group Inc.	4.700%	5/15/55	1,500	1,488
7	Principal Life Global Funding II	2.200%	4/8/20	10,650	10,710
	Progressive Corp.	2.450%	1/15/27	20,555	20,065
5	Progressive Corp.	6.700%	6/15/67	17,872	17,805
	Prudential Financial Inc.	2.350%	8/15/19	1,950	1,986
	Prudential Financial Inc.	4.500%	11/16/21	7,205	8,002
5	Prudential Financial Inc.	5.875%	9/15/42	6,000	6,585

5	Prudential Financial Inc.	5.625%	6/15/43	7,875	8,485
	Prudential Financial Inc.	5.100%	8/15/43	5,000	5,510
5	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,559
5	Prudential Financial Inc.	5.375%	5/15/45	7,150	7,445
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,438
	Reinsurance Group of America Inc.	4.700%	9/15/23	11,430	12,450
	Reinsurance Group of America Inc.	3.950%	9/15/26	26,655	27,537
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	19,238
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	6,710	6,743
7	Reliance Standard Life Global Funding II	3.050%	1/20/21	3,320	3,413
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,303
7	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,640	7,711
7	TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	28,771	29,854
11	Trinity Acquisition plc	2.125%	5/26/22	10,000	11,262
	Trinity Acquisition plc	4.625%	8/15/23	3,000	3,140
	Trinity Acquisition plc	4.400%	3/15/26	14,815	15,439
	UnitedHealth Group Inc.	2.700%	7/15/20	3,870	3,997
	UnitedHealth Group Inc.	3.875%	10/15/20	14,000	15,053
	UnitedHealth Group Inc.	4.700%	2/15/21	13,000	14,355
	UnitedHealth Group Inc.	2.875%	12/15/21	10,000	10,409
	UnitedHealth Group Inc.	2.875%	3/15/22	26,816	27,838
	UnitedHealth Group Inc.	3.350%	7/15/22	17,660	18,782
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	12,244
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	9,273
	UnitedHealth Group Inc.	3.750%	7/15/25	28,550	30,908
	WR Berkley Corp.	4.625%	3/15/22	2,977	3,235
	XLIT Ltd.	6.375%	11/15/24	2,398	2,779

	Real Estate Investment Trusts (2.5%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	17,155	17,903
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,465	6,865
	American Campus Communities Operating
	Partnership LP	3.750%	4/15/23	2,000	2,072
	AvalonBay Communities Inc.	2.950%	5/11/26	35,000	34,773
	Boston Properties LP	3.125%	9/1/23	2,654	2,699
	Boston Properties LP	3.800%	2/1/24	3,375	3,561
	Boston Properties LP	3.650%	2/1/26	10,000	10,366
	Boston Properties LP	2.750%	10/1/26	2,802	2,698
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,090	4,181
	Brandywine Operating Partnership LP	4.100%	10/1/24	17,000	17,300
	Brandywine Operating Partnership LP	4.550%	10/1/29	6,375	6,538
	Brixmor Operating Partnership LP	3.850%	2/1/25	9,855	10,002
	Brixmor Operating Partnership LP	4.125%	6/15/26	24,165	24,833
	Columbia Property Trust Operating
	Partnership LP	4.150%	4/1/25	7,985	8,290
	Columbia Property Trust Operating
	Partnership LP	3.650%	8/15/26	15,650	15,422
	CubeSmart LP	4.375%	12/15/23	4,510	4,860
	DDR Corp.	3.375%	5/15/23	7,000	6,998
	Digital Realty Trust LP	3.400%	10/1/20	2,247	2,333
	Digital Realty Trust LP	5.250%	3/15/21	12,225	13,671
	Digital Realty Trust LP	3.950%	7/1/22	9,362	9,906
	Digital Realty Trust LP	4.750%	10/1/25	16,163	17,353
	Duke Realty LP	3.625%	4/15/23	9,000	9,382
	Duke Realty LP	3.250%	6/30/26	2,491	2,510
	ERP Operating LP	3.375%	6/1/25	21,000	21,802
	Essex Portfolio LP	3.500%	4/1/25	6,075	6,250
	Federal Realty Investment Trust	2.550%	1/15/21	5,417	5,529

	Federal Realty Investment Trust	3.000%	8/1/22	22,448	23,189
	Federal Realty Investment Trust	2.750%	6/1/23	3,000	3,015
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,897
7	Goodman Australia Industrial Fund	3.400%	9/30/26	12,090	11,860
7	Goodman Funding Pty Ltd.	6.375%	4/15/21	3,650	4,225
7	Goodman Funding Pty Ltd.	6.000%	3/22/22	8,155	9,459
11	Hammerson plc	2.000%	7/1/22	3,746	4,271
	HCP Inc.	2.625%	2/1/20	7,000	7,088
	HCP Inc.	4.000%	12/1/22	16,027	16,873
	HCP Inc.	4.250%	11/15/23	5,400	5,630
	HCP Inc.	3.400%	2/1/25	7,185	7,048
	Healthcare Realty Trust Inc.	3.750%	4/15/23	13,000	13,239
	Healthcare Realty Trust Inc.	3.875%	5/1/25	7,000	7,140
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,705	4,857
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	14,912	15,300
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,700	4,681
	Highwoods Realty LP	3.200%	6/15/21	6,000	6,171
	Kilroy Realty LP	4.375%	10/1/25	3,920	4,181
	Kilroy Realty LP	4.250%	8/15/29	4,663	4,841
	Liberty Property LP	4.400%	2/15/24	9,900	10,687
	Liberty Property LP	3.750%	4/1/25	1,340	1,394
	Mid-America Apartments LP	4.300%	10/15/23	2,135	2,298
	Mid-America Apartments LP	4.000%	11/15/25	7,620	8,040
	National Retail Properties Inc.	4.000%	11/15/25	2,100	2,224
	Omega Healthcare Investors Inc.	4.375%	8/1/23	8,500	8,691
	Omega Healthcare Investors Inc.	4.950%	4/1/24	19,000	19,903
	Omega Healthcare Investors Inc.	5.250%	1/15/26	20,806	21,950
	Omega Healthcare Investors Inc.	4.500%	4/1/27	13,179	13,113
	Realty Income Corp.	4.650%	8/1/23	6,000	6,589
	Simon Property Group LP	2.500%	9/1/20	1,760	1,805
	Simon Property Group LP	4.375%	3/1/21	28,394	31,124
	Simon Property Group LP	4.125%	12/1/21	20,822	22,809
	Simon Property Group LP	3.375%	3/15/22	7,000	7,410
	Simon Property Group LP	2.750%	2/1/23	7,500	7,630
	Simon Property Group LP	3.750%	2/1/24	30,500	32,741
	Simon Property Group LP	3.375%	10/1/24	4,000	4,200
	Simon Property Group LP	3.500%	9/1/25	12,997	13,768
	Simon Property Group LP	3.300%	1/15/26	7,000	7,288
	Ventas Realty LP	3.125%	6/15/23	13,186	13,380
	Ventas Realty LP	3.750%	5/1/24	10,000	10,432
	Ventas Realty LP	3.250%	10/15/26	6,375	6,348
	Welltower Inc.	3.750%	3/15/23	13,439	14,004
	Welltower Inc.	4.000%	6/1/25	2,230	2,339
8	Welltower Inc.	4.800%	11/20/28	2,523	3,563
					8,259,821
Industrial (35.2%)
	Basic Industry (1.4%)
	Agrium Inc.	3.500%	6/1/23	15,000	15,637
	Agrium Inc.	3.375%	3/15/25	8,000	8,138
7	Air Liquide Finance SA	2.250%	9/27/23	14,330	14,232
7	Air Liquide Finance SA	2.500%	9/27/26	14,185	13,990
	Air Products & Chemicals Inc.	3.000%	11/3/21	12,890	13,689
	Air Products & Chemicals Inc.	2.750%	2/3/23	3,015	3,095
	Air Products & Chemicals Inc.	3.350%	7/31/24	7,000	7,498
	Airgas Inc.	2.375%	2/15/20	3,725	3,776
	Airgas Inc.	3.050%	8/1/20	4,690	4,884
	Airgas Inc.	3.650%	7/15/24	3,500	3,755

9 BHP Billiton Finance Ltd.	3.000%	3/30/20	5,340	4,059
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	10,000	10,528
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	16,800	18,177
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	1,573	1,950
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,754
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,230
CF Industries Inc.	7.125%	5/1/20	3,480	3,854
CF Industries Inc.	3.450%	6/1/23	8,825	8,255
Dow Chemical Co.	8.550%	5/15/19	15,364	17,911
Eastman Chemical Co.	4.500%	1/15/21	4,000	4,327
Ecolab Inc.	2.700%	11/1/26	9,775	9,708
EI du Pont de Nemours & Co.	3.625%	1/15/21	13,635	14,539
EI du Pont de Nemours & Co.	4.250%	4/1/21	967	1,057
EI du Pont de Nemours & Co.	2.800%	2/15/23	8,246	8,341
Goldcorp Inc.	3.700%	3/15/23	4,000	4,121
International Paper Co.	3.650%	6/15/24	6,085	6,336
International Paper Co.	3.800%	1/15/26	3,585	3,782
International Paper Co.	3.000%	2/15/27	7,000	6,903
LyondellBasell Industries NV	6.000%	11/15/21	5,000	5,806
LyondellBasell Industries NV	5.750%	4/15/24	4,340	5,056
Monsanto Co.	2.125%	7/15/19	7,397	7,467
Monsanto Co.	2.750%	7/15/21	15,885	16,179
Monsanto Co.	2.200%	7/15/22	14,160	14,046
Newmont Mining Corp.	3.500%	3/15/22	4,000	4,228
Packaging Corp. of America	3.650%	9/15/24	7,000	7,198
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,764	5,182
PPG Industries Inc.	3.600%	11/15/20	10,840	11,353
Praxair Inc.	3.000%	9/1/21	16,915	17,840
Praxair Inc.	2.450%	2/15/22	29,730	30,455
Praxair Inc.	2.650%	2/5/25	2,865	2,903
Praxair Inc.	3.200%	1/30/26	5,000	5,266
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,000	3,529
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	5,125	5,579
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	7,456	8,020
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	5,000	5,326
Rio Tinto Finance USA plc	3.500%	3/22/22	2,033	2,160
Sherwin-Williams Co.	3.450%	8/1/25	5,000	5,125
Syngenta Finance NV	3.125%	3/28/22	5,935	6,054
Vale Overseas Ltd.	5.625%	9/15/19	6,000	6,390
Vale Overseas Ltd.	5.875%	6/10/21	4,685	4,990
Valspar Corp.	3.300%	2/1/25	4,353	4,366

Capital Goods (3.1%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,130
7 Airbus Group Finance BV	2.700%	4/17/23	27,110	27,728
Boeing Co.	2.850%	10/30/24	4,495	4,668
Boeing Co.	2.600%	10/30/25	3,040	3,077
Boeing Co.	2.250%	6/15/26	15,000	14,707
Caterpillar Financial Services Corp.	2.750%	8/20/21	11,885	12,308
Caterpillar Financial Services Corp.	2.850%	6/1/22	26,600	27,589
Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	15,111
Caterpillar Financial Services Corp.	3.750%	11/24/23	14,000	15,155
Caterpillar Financial Services Corp.	3.250%	12/1/24	22,650	23,836
Caterpillar Inc.	2.600%	6/26/22	25,285	25,844
7 CRH America Inc.	3.875%	5/18/25	10,000	10,617
Dover Corp.	3.150%	11/15/25	10,665	11,153
Embraer Netherlands Finance BV	5.050%	6/15/25	5,880	5,970
7 Embraer Overseas Ltd.	5.696%	9/16/23	7,025	7,453

Embraer SA	5.150%	6/15/22	8,000	8,426
General Dynamics Corp.	1.875%	8/15/23	10,000	9,791
General Dynamics Corp.	2.125%	8/15/26	12,000	11,592
General Electric Capital Corp.	6.000%	8/7/19	3,694	4,149
General Electric Capital Corp.	5.500%	1/8/20	45,585	50,926
General Electric Capital Corp.	2.200%	1/9/20	1,768	1,794
General Electric Capital Corp.	5.550%	5/4/20	614	694
General Electric Capital Corp.	4.375%	9/16/20	7,120	7,828
General Electric Capital Corp.	4.625%	1/7/21	38,748	43,201
General Electric Capital Corp.	5.300%	2/11/21	6,871	7,816
General Electric Capital Corp.	4.650%	10/17/21	22,613	25,621
General Electric Capital Corp.	3.150%	9/7/22	13,160	13,879
General Electric Capital Corp.	3.100%	1/9/23	45,662	48,027
General Electric Capital Corp.	3.450%	5/15/24	14,254	15,301
General Electric Capital Corp.	6.750%	3/15/32	26,415	36,379
General Electric Capital Corp.	6.150%	8/7/37	3,436	4,627
5 General Electric Co.	5.000%	12/29/49	2,000	2,120
Illinois Tool Works Inc.	3.500%	3/1/24	13,712	14,855
Illinois Tool Works Inc.	2.650%	11/15/26	12,705	12,665
John Deere Capital Corp.	3.900%	7/12/21	10,000	10,856
John Deere Capital Corp.	2.750%	3/15/22	36,330	37,711
John Deere Capital Corp.	2.800%	1/27/23	28,894	29,662
John Deere Capital Corp.	2.800%	3/6/23	45,095	46,474
L-3 Communications Corp.	3.950%	5/28/24	684	717
7 LafargeHolcim Finance US LLC	3.500%	9/22/26	10,000	10,062
Lennox International Inc.	3.000%	11/15/23	6,395	6,387
Owens Corning	9.000%	6/15/19	195	225
Precision Castparts Corp.	2.500%	1/15/23	53,557	54,237
Precision Castparts Corp.	3.250%	6/15/25	30,011	31,652
Raytheon Co.	2.500%	12/15/22	16,100	16,503
Raytheon Co.	3.150%	12/15/24	7,195	7,591
Republic Services Inc.	3.200%	3/15/25	3,000	3,087
Rockwell Collins Inc.	3.700%	12/15/23	2,300	2,439
Spirit AeroSystems Inc.	3.850%	6/15/26	11,765	11,883
United Rentals North America Inc.	4.625%	7/15/23	20,825	21,502
United Rentals North America Inc.	5.875%	9/15/26	3,115	3,216
United Rentals North America Inc.	5.500%	5/15/27	4,830	4,830
United Technologies Corp.	3.750%	11/1/46	5,660	5,628
Xylem Inc.	4.875%	10/1/21	3,000	3,320
Xylem Inc.	3.250%	11/1/26	22,400	22,401

Communication (3.2%)
21st Century Fox America Inc.	6.900%	3/1/19	7,000	7,813
7 Activision Blizzard Inc.	2.300%	9/15/21	4,300	4,277
7 Activision Blizzard Inc.	3.400%	9/15/26	10,000	9,869
America Movil SAB de CV	5.000%	10/16/19	12,000	13,047
America Movil SAB de CV	5.000%	3/30/20	15,000	16,490
America Movil SAB de CV	3.125%	7/16/22	54,350	55,731
America Movil SAB de CV	4.375%	7/16/42	5,000	4,933
American Tower Corp.	3.450%	9/15/21	15,565	16,252
American Tower Corp.	3.500%	1/31/23	5,000	5,167
AT&T Inc.	2.450%	6/30/20	6,000	6,029
AT&T Inc.	4.600%	2/15/21	9,375	10,201
AT&T Inc.	5.000%	3/1/21	10,637	11,702
AT&T Inc.	3.000%	2/15/22	7,396	7,489
AT&T Inc.	3.800%	3/15/22	6,800	7,153
AT&T Inc.	3.000%	6/30/22	16,000	16,240
AT&T Inc.	4.450%	4/1/24	11,568	12,508

AT&T Inc.	3.950%	1/15/25	5,000	5,177
AT&T Inc.	3.400%	5/15/25	22,000	21,969
AT&T Inc.	4.125%	2/17/26	15,000	15,690
CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	8,459	8,944
7 Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	10,000	10,785
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	9,966	13,892
Comcast Corp.	3.125%	7/15/22	20,126	21,149
Comcast Corp.	3.600%	3/1/24	33,000	35,487
Comcast Corp.	3.375%	2/15/25	16,000	16,846
Comcast Corp.	3.375%	8/15/25	16,000	16,789
Comcast Corp.	3.150%	3/1/26	21,000	21,723
Crown Castle International Corp.	2.250%	9/1/21	7,100	7,038
Crown Castle International Corp.	4.450%	2/15/26	15,000	16,200
Crown Castle International Corp.	3.700%	6/15/26	4,000	4,098
Electronic Arts Inc.	4.800%	3/1/26	10,000	10,936
Grupo Televisa SAB	4.625%	1/30/26	5,000	5,372
Moody's Corp.	4.500%	9/1/22	16,700	18,499
NBCUniversal Media LLC	5.150%	4/30/20	5,560	6,187
NBCUniversal Media LLC	4.375%	4/1/21	28,710	31,611
NBCUniversal Media LLC	2.875%	1/15/23	20,000	20,673
Omnicom Group Inc.	4.450%	8/15/20	10,427	11,345
Omnicom Group Inc.	3.625%	5/1/22	10,000	10,626
Omnicom Group Inc.	3.650%	11/1/24	6,000	6,289
Orange SA	2.750%	2/6/19	3,584	3,674
Orange SA	4.125%	9/14/21	6,400	7,008
Qwest Corp.	6.750%	12/1/21	12,628	14,037
7 S&P Global Inc.	2.950%	1/22/27	10,000	9,870
9 Telstra Corp. Ltd.	4.000%	9/16/22	28,090	22,432
Thomson Reuters Corp.	4.300%	11/23/23	6,000	6,497
Thomson Reuters Corp.	3.350%	5/15/26	12,000	12,237
Time Warner Cable Inc.	8.250%	4/1/19	4,500	5,146
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,000	5,168
Time Warner Inc.	3.600%	7/15/25	12,000	12,474
Time Warner Inc.	2.950%	7/15/26	5,000	4,929
Verizon Communications Inc.	4.500%	9/15/20	17,000	18,480
Verizon Communications Inc.	3.450%	3/15/21	27,000	28,292
Verizon Communications Inc.	1.750%	8/15/21	18,000	17,625
Verizon Communications Inc.	3.000%	11/1/21	7,000	7,193
Verizon Communications Inc.	3.500%	11/1/21	15,971	16,892
Verizon Communications Inc.	2.450%	11/1/22	21,347	21,286
Verizon Communications Inc.	5.150%	9/15/23	38,000	43,545
Verizon Communications Inc.	3.500%	11/1/24	8,000	8,364
Verizon Communications Inc.	2.625%	8/15/26	7,700	7,395
Verizon Communications Inc.	4.862%	8/21/46	6,000	6,383
Viacom Inc.	3.875%	12/15/21	2,246	2,377
Viacom Inc.	3.250%	3/15/23	7,250	7,225
Viacom Inc.	4.250%	9/1/23	12,900	13,684
Viacom Inc.	3.450%	10/4/26	6,100	6,060
Vodafone Group plc	1.500%	2/19/18	3,750	3,748
Vodafone Group plc	4.375%	3/16/21	4,500	4,905
Vodafone Group plc	2.950%	2/19/23	4,654	4,694
Walt Disney Co.	3.150%	9/17/25	14,250	14,984
Walt Disney Co.	3.000%	2/13/26	11,300	11,605
WPP Finance 2010	4.750%	11/21/21	5,000	5,538

Consumer Cyclical (4.8%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	5,130	5,188
Alibaba Group Holding Ltd.	3.125%	11/28/21	15,000	15,493
Alibaba Group Holding Ltd.	3.600%	11/28/24	22,923	23,654
American Honda Finance Corp.	2.450%	9/24/20	5,380	5,511
American Honda Finance Corp.	1.650%	7/12/21	19,600	19,303
Automatic Data Processing Inc.	3.375%	9/15/25	14,470	15,472
AutoZone Inc.	3.700%	4/15/22	5,915	6,289
AutoZone Inc.	2.875%	1/15/23	3,500	3,535
Block Financial LLC	4.125%	10/1/20	5,000	5,204
Block Financial LLC	5.250%	10/1/25	2,000	2,121
7 BMW US Capital LLC	2.000%	4/11/21	13,685	13,701
7 BMW US Capital LLC	2.800%	4/11/26	14,190	14,283
Cummins Inc.	3.650%	10/1/23	7,500	8,000
CVS Health Corp.	2.800%	7/20/20	50,170	51,687
CVS Health Corp.	3.875%	7/20/25	13,277	14,163
Delphi Corp.	4.150%	3/15/24	5,000	5,357
Dollar General Corp.	3.250%	4/15/23	4,500	4,614
Expedia Inc.	4.500%	8/15/24	7,000	7,299
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	6,457
Ford Motor Credit Co. LLC	3.157%	8/4/20	5,350	5,491
Ford Motor Credit Co. LLC	3.200%	1/15/21	10,000	10,189
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,545	10,701
Ford Motor Credit Co. LLC	5.875%	8/2/21	18,000	20,418
Ford Motor Credit Co. LLC	3.219%	1/9/22	5,000	5,093
Ford Motor Credit Co. LLC	3.664%	9/8/24	7,000	7,059
Ford Motor Credit Co. LLC	4.134%	8/4/25	6,000	6,230
Ford Motor Credit Co. LLC	4.389%	1/8/26	16,869	17,740
General Motors Co.	4.875%	10/2/23	6,000	6,461
General Motors Financial Co. Inc.	3.500%	7/10/19	8,655	8,902
General Motors Financial Co. Inc.	3.700%	11/24/20	6,000	6,177
General Motors Financial Co. Inc.	4.375%	9/25/21	20,000	21,251
General Motors Financial Co. Inc.	3.450%	4/10/22	5,000	5,054
General Motors Financial Co. Inc.	3.700%	5/9/23	10,000	10,116
General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,382
General Motors Financial Co. Inc.	4.000%	1/15/25	13,068	13,132
General Motors Financial Co. Inc.	4.300%	7/13/25	3,000	3,061
General Motors Financial Co. Inc.	5.250%	3/1/26	10,941	11,882
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,968
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	12,380	13,368
Harley-Davidson Inc.	3.500%	7/28/25	12,000	12,515
Harman International Industries Inc.	4.150%	5/15/25	10,000	10,232
Home Depot Inc.	4.400%	4/1/21	6,895	7,614
Home Depot Inc.	2.625%	6/1/22	20,960	21,624
Home Depot Inc.	2.700%	4/1/23	17,254	17,778
Home Depot Inc.	3.750%	2/15/24	4,000	4,362
Home Depot Inc.	3.350%	9/15/25	9,990	10,621
Home Depot Inc.	3.000%	4/1/26	4,000	4,150
Home Depot Inc.	2.125%	9/15/26	21,250	20,504
Kohl's Corp.	3.250%	2/1/23	5,970	5,927
Kohl's Corp.	4.250%	7/17/25	11,002	11,333
Lowe's Cos. Inc.	3.750%	4/15/21	21,595	23,406
Lowe's Cos. Inc.	3.800%	11/15/21	10,151	11,082
Lowe's Cos. Inc.	3.120%	4/15/22	23,949	25,173
Lowe's Cos. Inc.	3.875%	9/15/23	22,795	25,004
Lowe's Cos. Inc.	3.125%	9/15/24	3,505	3,679
Lowe's Cos. Inc.	3.375%	9/15/25	21,130	22,507

Lowe's Cos. Inc.	2.500%	4/15/26	30,380	30,054
Macy's Retail Holdings Inc.	3.450%	1/15/21	6,000	6,208
Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	7,238
Marriott International Inc.	3.250%	9/15/22	3,500	3,638
MasterCard Inc.	3.375%	4/1/24	16,000	17,043
McDonald's Corp.	3.625%	5/20/21	4,500	4,810
McDonald's Corp.	2.625%	1/15/22	9,000	9,244
McDonald's Corp.	3.700%	1/30/26	15,000	15,880
7 Nissan Motor Acceptance Corp.	2.550%	3/8/21	13,785	14,082
NVR Inc.	3.950%	9/15/22	10,000	10,545
O'Reilly Automotive Inc.	3.800%	9/1/22	4,000	4,207
QVC Inc.	4.850%	4/1/24	5,000	5,078
QVC Inc.	4.450%	2/15/25	1,000	988
Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,672
Starbucks Corp.	2.700%	6/15/22	9,745	10,142
Starbucks Corp.	3.850%	10/1/23	12,000	13,207
Starbucks Corp.	2.450%	6/15/26	10,665	10,629
Target Corp.	2.900%	1/15/22	17,077	17,788
Target Corp.	2.500%	4/15/26	11,000	10,964
TJX Cos. Inc.	2.500%	5/15/23	13,400	13,554
TJX Cos. Inc.	2.250%	9/15/26	22,000	21,149
Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,865
Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,660
Toyota Motor Credit Corp.	2.750%	5/17/21	8,625	8,962
Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	26,135
Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,853
VF Corp.	3.500%	9/1/21	5,505	5,870
Visa Inc.	2.200%	12/14/20	10,000	10,198
Visa Inc.	2.800%	12/14/22	25,000	25,956
Visa Inc.	3.150%	12/14/25	153,376	159,812
7 Volkswagen Group of America Finance
LLC	1.250%	5/23/17	10,970	10,951
7 Volkswagen Group of America Finance
LLC	1.600%	11/20/17	2,395	2,393
7 Volkswagen Group of America Finance
LLC	1.650%	5/22/18	1,335	1,331
7 Volkswagen Group of America Finance
LLC	2.125%	5/23/19	2,710	2,714
Wal-Mart Stores Inc.	3.250%	10/25/20	21,195	22,578
Wal-Mart Stores Inc.	4.250%	4/15/21	13,619	15,119
Wal-Mart Stores Inc.	2.550%	4/11/23	77,171	78,881
Wal-Mart Stores Inc.	3.300%	4/22/24	17,930	19,168
Walgreens Boots Alliance Inc.	3.300%	11/18/21	10,000	10,453
Walgreens Boots Alliance Inc.	3.100%	6/1/23	3,125	3,172
Walgreens Boots Alliance Inc.	3.450%	6/1/26	29,610	30,169
7 Wesfarmers Ltd.	1.874%	3/20/18	6,000	6,015
Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,228
Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	2,052

Consumer Noncyclical (8.6%)
Abbott Laboratories	2.550%	3/15/22	9,000	9,162
Abbott Laboratories	2.950%	3/15/25	10,000	10,082
AbbVie Inc.	3.600%	5/14/25	45,075	45,975
AbbVie Inc.	3.200%	5/14/26	25,000	24,779
Actavis Funding SCS	3.450%	3/15/22	6,500	6,758
Actavis Funding SCS	3.850%	6/15/24	30,000	31,125
Actavis Funding SCS	3.800%	3/15/25	14,536	15,072
Actavis Inc.	3.250%	10/1/22	43,542	44,886

	Agilent Technologies Inc.	5.000%	7/15/20	2,000	2,206
	Agilent Technologies Inc.	3.200%	10/1/22	10,000	10,254
	Agilent Technologies Inc.	3.875%	7/15/23	12,850	13,600
	Allergan Inc.	2.800%	3/15/23	5,000	4,957
	Altria Group Inc.	9.250%	8/6/19	8,014	9,670
	Altria Group Inc.	2.850%	8/9/22	79,419	81,713
	AmerisourceBergen Corp.	4.875%	11/15/19	6,270	6,830
	AmerisourceBergen Corp.	3.400%	5/15/24	8,000	8,308
	AmerisourceBergen Corp.	3.250%	3/1/25	18,000	18,518
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	84
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,395
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	15,000	15,375
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	12,382	12,492
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	61,800	64,425
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,500	9,102
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	126,250	133,151
11	Anheuser-Busch InBev SA	3.250%	1/24/33	600	822
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	9,804
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	7,210	7,988
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,286	13,586
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	36,346	36,807
	Archer-Daniels-Midland Co.	2.500%	8/11/26	41,000	40,337
	Baxalta Inc.	3.600%	6/23/22	7,000	7,297
	Baxalta Inc.	4.000%	6/23/25	10,000	10,469
5,11	Bayer AG	2.375%	4/2/75	4,480	4,721
11	BDCVX1BDCVX1Anheuser-Busch InBev
	SA/NV	2.750%	3/17/36	3,100	3,922
	Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,091
	Biogen Inc.	4.050%	9/15/25	27,500	29,315
	Boston Scientific Corp.	4.125%	10/1/23	2,000	2,145
	Boston Scientific Corp.	3.850%	5/15/25	6,500	6,834
7	BRF GmbH	4.350%	9/29/26	14,000	13,563
11	Bunge Finance Europe BV	1.850%	6/16/23	11,017	12,612
	Cardinal Health Inc.	3.500%	11/15/24	7,000	7,351
7	Cargill Inc.	4.307%	5/14/21	9,843	10,781
7	Cargill Inc.	3.250%	11/15/21	10,515	11,104
7	Cargill Inc.	3.300%	3/1/22	10,000	10,539
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,152
	Celgene Corp.	3.875%	8/15/25	15,006	15,765
	Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	15,000	15,692
	Coca-Cola Co.	3.300%	9/1/21	10,245	10,971
	Coca-Cola Co.	3.200%	11/1/23	13,420	14,233
	Coca-Cola Co.	2.875%	10/27/25	22,000	22,787
	Coca-Cola Co.	2.250%	9/1/26	20,000	19,568
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	3,095	3,119
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,388
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	13,209
	Colgate-Palmolive Co.	2.100%	5/1/23	7,000	6,996
	Conagra Brands Inc.	3.200%	1/25/23	16,872	17,285
	Conagra Foods Inc.	3.250%	9/15/22	11,950	12,323
	Constellation Brands Inc.	3.750%	5/1/21	4,250	4,478
	Constellation Brands Inc.	4.750%	11/15/24	5,000	5,513
	Constellation Brands Inc.	4.750%	12/1/25	1,355	1,492
	Covidien International Finance SA	4.200%	6/15/20	7,735	8,393
	Covidien International Finance SA	3.200%	6/15/22	13,500	14,166
11	DH Europe Finance SA	1.700%	1/4/22	1,700	1,986
11	DH Europe Finance SA	2.500%	7/8/25	7,600	9,380
	Diageo Capital plc	4.828%	7/15/20	5,689	6,300

	Diageo Capital plc	2.625%	4/29/23	5,300	5,456
	Diageo Investment Corp.	2.875%	5/11/22	16,000	16,684
	Dignity Health California GO	3.812%	11/1/24	1,000	1,060
	Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	5,078
	Express Scripts Holding Co.	4.750%	11/15/21	7,625	8,446
	Express Scripts Holding Co.	4.500%	2/25/26	28,000	29,980
	Genzyme Corp.	5.000%	6/15/20	8,349	9,314
	Gilead Sciences Inc.	3.700%	4/1/24	103,867	110,160
	Gilead Sciences Inc.	3.500%	2/1/25	112,171	116,661
	Gilead Sciences Inc.	4.750%	3/1/46	6,255	6,807
7	Grupo Bimbo SAB de CV	3.875%	6/27/24	13,000	13,520
	Hormel Foods Corp.	4.125%	4/15/21	625	685
	JM Smucker Co.	2.500%	3/15/20	1,575	1,608
	JM Smucker Co.	3.000%	3/15/22	2,000	2,085
	Kimberly-Clark Corp.	7.500%	11/1/18	10,000	11,218
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,548
	Kimberly-Clark Corp.	2.650%	3/1/25	10,000	10,158
	Kimberly-Clark Corp.	3.050%	8/15/25	5,252	5,479
	Koninklijke Philips NV	3.750%	3/15/22	5,000	5,387
	Kraft Foods Group Inc.	6.125%	8/23/18	6,000	6,479
	Kraft Heinz Foods Co.	3.950%	7/15/25	7,000	7,484
	Kraft Heinz Foods Co.	3.000%	6/1/26	25,000	24,755
11	Kraft Heinz Foods Co.	2.250%	5/25/28	10,856	12,739
	Laboratory Corp. of America Holdings	3.600%	2/1/25	2,000	2,083
	McCormick & Co. Inc.	3.500%	9/1/23	2,398	2,542
	McCormick & Co. Inc.	3.250%	11/15/25	14,255	14,974
	McKesson Corp.	7.500%	2/15/19	6,100	6,901
	McKesson Corp.	2.850%	3/15/23	5,000	5,058
	Mead Johnson Nutrition Co.	4.125%	11/15/25	26,000	27,770
	Medtronic Inc.	3.125%	3/15/22	7,000	7,362
	Medtronic Inc.	3.150%	3/15/22	41,853	44,025
	Medtronic Inc.	3.625%	3/15/24	15,590	16,645
	Medtronic Inc.	3.500%	3/15/25	100,050	106,168
	Merck & Co. Inc.	2.400%	9/15/22	8,080	8,257
	Merck & Co. Inc.	2.800%	5/18/23	12,254	12,632
11	Merck & Co. Inc.	1.375%	11/2/36	7,200	7,824
11	Molson Coors Brewing Co.	1.250%	7/15/24	5,700	6,334
7	Mylan NV	3.950%	6/15/26	23,000	22,946
	Newell Brands Inc.	4.200%	4/1/26	22,000	23,777
	Newell Brands Inc.	5.375%	4/1/36	6,000	6,962
	Northwell Healthcare Inc.	3.979%	11/1/46	940	920
	PepsiCo Inc.	3.000%	8/25/21	17,990	18,988
	PepsiCo Inc.	2.750%	3/5/22	13,860	14,454
	PepsiCo Inc.	3.100%	7/17/22	21,550	22,736
	PepsiCo Inc.	2.750%	3/1/23	9,000	9,318
	PepsiCo Inc.	3.600%	3/1/24	33,040	35,737
	PepsiCo Inc.	2.750%	4/30/25	16,000	16,342
	PepsiCo Inc.	2.850%	2/24/26	6,000	6,199
	PepsiCo Inc.	4.450%	4/14/46	4,000	4,487
	PerkinElmer Inc.	5.000%	11/15/21	8,000	8,761
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	15,000	15,660
	Pfizer Inc.	5.800%	8/12/23	14,000	17,029
	Philip Morris International Inc.	2.900%	11/15/21	4,150	4,326
	Philip Morris International Inc.	2.625%	3/6/23	29,983	30,503
	Philip Morris International Inc.	3.600%	11/15/23	5,000	5,376
	Philip Morris International Inc.	3.250%	11/10/24	22,950	24,178
	Philip Morris International Inc.	4.500%	3/20/42	5,000	5,411

	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	7,500	7,446
	Quest Diagnostics Inc.	4.750%	1/30/20	1,000	1,085
	Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,404
	Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,165
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	7,099
	Reynolds American Inc.	6.875%	5/1/20	8,304	9,651
	Reynolds American Inc.	4.000%	6/12/22	5,000	5,382
	Reynolds American Inc.	4.850%	9/15/23	7,000	7,896
	Reynolds American Inc.	4.450%	6/12/25	18,975	20,838
7	Roche Holdings Inc.	2.875%	9/29/21	21,521	22,477
7	Roche Holdings Inc.	3.350%	9/30/24	28,093	30,007
7	Roche Holdings Inc.	3.000%	11/10/25	5,801	5,982
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	27,315	27,096
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	16,040	15,780
	St. Jude Medical Inc.	3.250%	4/15/23	9,138	9,369
	St. Jude Medical Inc.	3.875%	9/15/25	19,000	20,105
	Stryker Corp.	4.375%	1/15/20	4,000	4,328
	Stryker Corp.	3.375%	5/15/24	5,000	5,205
	Stryker Corp.	3.375%	11/1/25	10,000	10,407
	Stryker Corp.	3.500%	3/15/26	10,000	10,456
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	7,521	7,597
	Teva Pharmaceutical Finance Netherlands
	III BV	2.800%	7/21/23	7,945	7,815
	Teva Pharmaceutical Finance Netherlands
	III BV	3.150%	10/1/26	40,000	38,900
	The Kroger Co.	2.200%	1/15/17	1,205	1,211
	The Kroger Co.	3.300%	1/15/21	5,500	5,766
	The Kroger Co.	2.950%	11/1/21	3,000	3,093
	The Kroger Co.	3.400%	4/15/22	3,000	3,143
	The Kroger Co.	3.500%	2/1/26	10,000	10,509
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,512
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	10,000	10,524
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,000	11,828
11	Thermo Fisher Scientific Inc.	1.375%	9/12/28	12,776	13,699
	Tyson Foods Inc.	4.500%	6/15/22	12,470	13,747
	Tyson Foods Inc.	3.950%	8/15/24	5,150	5,440
	Unilever Capital Corp.	4.250%	2/10/21	11,500	12,669
11	Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	10,900	11,836
	Whole Foods Market Inc.	5.200%	12/3/25	6,509	7,058
	Wyeth LLC	6.450%	2/1/24	18,272	22,849

	Energy (5.8%)
	Anadarko Petroleum Corp.	4.850%	3/15/21	8,190	8,892
	Anadarko Petroleum Corp.	3.450%	7/15/24	10,000	9,933
	Anadarko Petroleum Corp.	5.550%	3/15/26	10,000	11,377
	Apache Corp.	3.250%	4/15/22	8,000	8,213
	BP Capital Markets plc	4.750%	3/10/19	8,350	8,951
	BP Capital Markets plc	2.521%	1/15/20	5,000	5,093
	BP Capital Markets plc	4.500%	10/1/20	20,500	22,419
	BP Capital Markets plc	3.561%	11/1/21	31,470	33,532
	BP Capital Markets plc	3.062%	3/17/22	15,970	16,639
	BP Capital Markets plc	3.245%	5/6/22	44,000	46,048
	BP Capital Markets plc	2.500%	11/6/22	16,852	16,993
	BP Capital Markets plc	2.750%	5/10/23	35,560	35,922
	BP Capital Markets plc	3.994%	9/26/23	22,000	23,796
	BP Capital Markets plc	3.814%	2/10/24	42,410	45,424
	BP Capital Markets plc	3.535%	11/4/24	18,970	19,965

BP Capital Markets plc	3.506%	3/17/25	10,000	10,478
BP Capital Markets plc	3.119%	5/4/26	9,900	10,071
Chevron Corp.	2.193%	11/15/19	2,000	2,038
Chevron Corp.	1.961%	3/3/20	9,220	9,303
Chevron Corp.	2.411%	3/3/22	21,340	21,704
Chevron Corp.	2.355%	12/5/22	52,115	52,479
Chevron Corp.	3.191%	6/24/23	13,933	14,712
Chevron Corp.	3.326%	11/17/25	6,210	6,531
Chevron Corp.	2.954%	5/16/26	8,000	8,157
Columbia Pipeline Group Inc.	4.500%	6/1/25	11,936	12,906
ConocoPhillips	5.750%	2/1/19	2,000	2,173
ConocoPhillips	6.000%	1/15/20	5,000	5,612
ConocoPhillips Co.	4.200%	3/15/21	3,250	3,519
ConocoPhillips Co.	2.875%	11/15/21	12,000	12,314
ConocoPhillips Co.	2.400%	12/15/22	10,000	9,943
ConocoPhillips Co.	3.350%	11/15/24	23,184	23,578
ConocoPhillips Co.	4.950%	3/15/26	45,407	50,937
Devon Energy Corp.	5.850%	12/15/25	16,800	19,266
Dominion Gas Holdings LLC	3.600%	12/15/24	25,000	26,370
5 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	991
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,128
Energy Transfer Partners LP	9.000%	4/15/19	2,334	2,678
Energy Transfer Partners LP	4.650%	6/1/21	5,850	6,280
Energy Transfer Partners LP	5.200%	2/1/22	15,908	17,423
Energy Transfer Partners LP	3.600%	2/1/23	8,439	8,355
Energy Transfer Partners LP	4.900%	2/1/24	8,042	8,457
Energy Transfer Partners LP	4.050%	3/15/25	1,000	985
EOG Resources Inc.	2.450%	4/1/20	5,950	6,059
EOG Resources Inc.	2.625%	3/15/23	18,885	18,858
EQT Corp.	8.125%	6/1/19	5,500	6,286
EQT Corp.	4.875%	11/15/21	4,000	4,383
Exxon Mobil Corp.	2.397%	3/6/22	8,825	8,992
Exxon Mobil Corp.	2.726%	3/1/23	25,850	26,452
Exxon Mobil Corp.	2.709%	3/6/25	11,250	11,444
Exxon Mobil Corp.	3.043%	3/1/26	31,000	32,003
Exxon Mobil Corp.	4.114%	3/1/46	1,395	1,508
Halliburton Co.	6.150%	9/15/19	4,631	5,184
Halliburton Co.	3.250%	11/15/21	10,800	11,170
Halliburton Co.	3.500%	8/1/23	5,000	5,173
Halliburton Co.	3.800%	11/15/25	9,500	9,862
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,100	2,125
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,189
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,227	9,281
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,587
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,240	1,305
Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,000	2,097
Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,000	5,011
Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,000	5,155
Kinder Morgan Inc.	3.050%	12/1/19	1,800	1,844
Marathon Oil Corp.	3.850%	6/1/25	2,800	2,702
MPLX LP	4.500%	7/15/23	3,000	3,086
MPLX LP	4.875%	12/1/24	19,600	20,482
MPLX LP	4.000%	2/15/25	6,012	5,967
National Oilwell Varco Inc.	2.600%	12/1/22	14,000	13,204
Noble Energy Inc.	8.250%	3/1/19	6,000	6,829
Noble Energy Inc.	3.900%	11/15/24	5,592	5,756
Occidental Petroleum Corp.	4.100%	2/1/21	10,032	10,833
Occidental Petroleum Corp.	3.125%	2/15/22	19,080	19,915

	Occidental Petroleum Corp.	2.600%	4/15/22	10,165	10,382
	Occidental Petroleum Corp.	2.700%	2/15/23	22,604	22,945
	Occidental Petroleum Corp.	3.500%	6/15/25	21,175	22,387
	Occidental Petroleum Corp.	3.400%	4/15/26	19,115	19,950
	ONEOK Partners LP	5.000%	9/15/23	8,805	9,549
	Phillips 66	4.300%	4/1/22	9,000	9,886
	Pioneer Natural Resources Co.	3.950%	7/15/22	3,000	3,201
	Pioneer Natural Resources Co.	4.450%	1/15/26	3,000	3,284
	Plains All American Pipeline LP / PAA
	Finance Corp.	2.850%	1/31/23	1,902	1,835
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	6,025	6,733
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	8,440	9,057
7	Schlumberger Holdings Corp.	3.625%	12/21/22	21,150	22,508
7	Schlumberger Holdings Corp.	4.000%	12/21/25	16,801	18,107
	Schlumberger Investment SA	3.650%	12/1/23	32,500	34,738
	Shell International Finance BV	4.300%	9/22/19	16,000	17,160
	Shell International Finance BV	4.375%	3/25/20	14,035	15,209
	Shell International Finance BV	2.375%	8/21/22	29,609	29,762
	Shell International Finance BV	2.250%	1/6/23	10,500	10,375
	Shell International Finance BV	3.400%	8/12/23	5,000	5,250
	Shell International Finance BV	3.250%	5/11/25	73,003	75,595
	Shell International Finance BV	2.875%	5/10/26	55,500	55,573
	Shell International Finance BV	2.500%	9/12/26	11,775	11,424
	Shell International Finance BV	4.000%	5/10/46	5,000	4,929
	Spectra Energy Partners LP	4.600%	6/15/21	2,900	3,144
	Total Capital Canada Ltd.	2.750%	7/15/23	23,420	23,984
	Total Capital International SA	2.750%	6/19/21	7,000	7,271
9	Total Capital International SA	4.250%	11/26/21	9,816	7,865
	Total Capital International SA	2.875%	2/17/22	31,378	32,481
	Total Capital International SA	2.700%	1/25/23	23,160	23,628
	Total Capital International SA	3.700%	1/15/24	5,000	5,400
	Total Capital International SA	3.750%	4/10/24	28,111	30,444
	Total Capital SA	4.450%	6/24/20	20,212	22,031
	Total Capital SA	4.125%	1/28/21	12,525	13,637
	TransCanada PipeLines Ltd.	3.800%	10/1/20	4,292	4,568
	TransCanada PipeLines Ltd.	2.500%	8/1/22	8,025	8,016
	TransCanada PipeLines Ltd.	3.750%	10/16/23	18,315	19,480
	TransCanada PipeLines Ltd.	4.875%	1/15/26	15,000	17,234
	Valero Energy Corp.	9.375%	3/15/19	4,200	4,915
	Williams Partners LP	3.600%	3/15/22	9,000	9,166
	Williams Partners LP	3.350%	8/15/22	5,000	5,013
	Williams Partners LP	4.500%	11/15/23	6,133	6,419
	Williams Partners LP	3.900%	1/15/25	5,116	5,109
	Williams Partners LP	4.000%	9/15/25	5,730	5,743
	Williams Partners LP / ACMP Finance
	Corp.	4.875%	5/15/23	5,000	5,063
	Williams Partners LP / ACMP Finance
	Corp.	4.875%	3/15/24	9,000	9,090

	Other Industrial (0.3%)
	CBRE Services Inc.	4.875%	3/1/26	10,000	10,425
7	CK Hutchison International 16 Ltd.	2.750%	10/3/26	10,590	10,347
11	Fluor Corp.	1.750%	3/21/23	14,460	16,728
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	20,710	23,505
7	Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	19,240	21,359
7	Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	5,000	5,261

11	Kennedy Wilson Europe Real Estate plc	3.250%	11/12/25	3,800	4,323

	Technology (6.2%)
	Adobe Systems Inc.	3.250%	2/1/25	4,000	4,135
	Altera Corp.	4.100%	11/15/23	4,623	5,164
	Analog Devices Inc.	3.900%	12/15/25	6,330	6,771
	Apple Inc.	2.000%	5/6/20	8,205	8,333
	Apple Inc.	2.850%	5/6/21	37,125	38,803
	Apple Inc.	2.150%	2/9/22	19,000	19,112
	Apple Inc.	2.700%	5/13/22	26,950	27,716
9	Apple Inc.	3.700%	8/28/22	15,000	11,843
	Apple Inc.	2.850%	2/23/23	46,815	48,655
	Apple Inc.	2.400%	5/3/23	106,325	106,778
	Apple Inc.	3.450%	5/6/24	64,000	68,324
	Apple Inc.	2.500%	2/9/25	55,083	54,678
	Apple Inc.	3.200%	5/13/25	15,370	16,096
	Apple Inc.	3.250%	2/23/26	65,463	68,521
	Apple Inc.	2.450%	8/4/26	20,620	20,216
	Applied Materials Inc.	2.625%	10/1/20	4,165	4,283
	Applied Materials Inc.	4.300%	6/15/21	5,615	6,200
	Applied Materials Inc.	3.900%	10/1/25	10,000	10,945
	Autodesk Inc.	3.125%	6/15/20	3,420	3,496
	Autodesk Inc.	4.375%	6/15/25	1,465	1,533
	Baidu Inc.	3.500%	11/28/22	13,000	13,543
	Cisco Systems Inc.	2.450%	6/15/20	3,247	3,332
	Cisco Systems Inc.	2.200%	2/28/21	20,000	20,296
	Cisco Systems Inc.	3.000%	6/15/22	7,000	7,358
	Cisco Systems Inc.	2.200%	9/20/23	17,500	17,391
	Cisco Systems Inc.	2.950%	2/28/26	29,870	30,907
	Cisco Systems Inc.	2.500%	9/20/26	17,500	17,365
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.875%	6/15/21	4,690	4,948
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.450%	6/15/23	39,510	42,335
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	7.125%	6/15/24	4,690	5,124
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	24,590	26,800
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	3,060	3,651
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	3,060	3,713
	Equifax Inc.	3.250%	6/1/26	4,925	4,974
	Fidelity National Information Services Inc.	3.625%	10/15/20	4,000	4,216
	Fidelity National Information Services Inc.	4.500%	10/15/22	8,000	8,786
	Fidelity National Information Services Inc.	3.500%	4/15/23	7,705	8,026
	Fidelity National Information Services Inc.	3.875%	6/5/24	2,350	2,484
	Fidelity National Information Services Inc.	5.000%	10/15/25	23,399	26,481
	Fidelity National Information Services Inc.	3.000%	8/15/26	10,000	9,776
	Fiserv Inc.	3.500%	10/1/22	8,000	8,427
	Fiserv Inc.	3.850%	6/1/25	3,000	3,203
7	Hewlett Packard Enterprise Co.	3.850%	10/15/20	5,000	5,244
7	Hewlett Packard Enterprise Co.	4.650%	10/15/22	10,000	10,768
7	Hewlett Packard Enterprise Co.	5.150%	10/15/25	28,500	30,173
	HP Inc.	3.750%	12/1/20	804	846
	HP Inc.	4.300%	6/1/21	5,000	5,380
	HP Inc.	4.375%	9/15/21	4,022	4,329
	Intel Corp.	3.300%	10/1/21	24,860	26,446

9 Intel Corp.	4.000%	12/1/22	38,670	30,750
Intel Corp.	2.700%	12/15/22	21,195	21,907
Intel Corp.	3.700%	7/29/25	20,371	22,264
Intel Corp.	2.600%	5/19/26	18,000	18,092
International Business Machines Corp.	1.875%	8/1/22	17,000	16,856
International Business Machines Corp.	3.375%	8/1/23	31,000	32,972
International Business Machines Corp.	3.625%	2/12/24	31,000	33,372
International Business Machines Corp.	3.450%	2/19/26	12,000	12,726
KLA-Tencor Corp.	3.375%	11/1/19	1,285	1,326
KLA-Tencor Corp.	4.125%	11/1/21	3,000	3,204
KLA-Tencor Corp.	4.650%	11/1/24	5,000	5,464
Lam Research Corp.	3.800%	3/15/25	4,000	4,139
Microsoft Corp.	2.375%	2/12/22	33,070	33,785
Microsoft Corp.	2.650%	11/3/22	14,215	14,717
Microsoft Corp.	2.125%	11/15/22	9,000	9,063
Microsoft Corp.	2.000%	8/8/23	30,000	29,554
Microsoft Corp.	3.625%	12/15/23	19,000	20,593
Microsoft Corp.	2.700%	2/12/25	45,175	46,053
Microsoft Corp.	3.125%	11/3/25	47,715	49,835
Microsoft Corp.	2.400%	8/8/26	67,000	65,798
Motorola Solutions Inc.	3.750%	5/15/22	7,000	7,204
Oracle Corp.	1.900%	9/15/21	8,000	7,973
Oracle Corp.	2.500%	5/15/22	42,635	43,303
Oracle Corp.	2.500%	10/15/22	41,852	42,474
Oracle Corp.	3.625%	7/15/23	11,760	12,609
Oracle Corp.	2.400%	9/15/23	20,000	19,939
Oracle Corp.	3.400%	7/8/24	43,500	45,787
Oracle Corp.	2.950%	5/15/25	32,085	32,793
Oracle Corp.	2.650%	7/15/26	10,000	9,899
Pitney Bowes Inc.	3.375%	10/1/21	6,375	6,359
Pitney Bowes Inc.	4.625%	3/15/24	5,000	5,146
QUALCOMM Inc.	2.250%	5/20/20	5,985	6,083
QUALCOMM Inc.	3.000%	5/20/22	26,510	27,652
QUALCOMM Inc.	3.450%	5/20/25	14,665	15,352
Seagate HDD Cayman	4.750%	6/1/23	5,000	4,975
Seagate HDD Cayman	4.750%	1/1/25	4,500	4,298
Total System Services Inc.	4.800%	4/1/26	15,000	16,414
Tyco Electronics Group SA	4.875%	1/15/21	4,335	4,781
Tyco Electronics Group SA	3.500%	2/3/22	19,370	20,482
Tyco Electronics Group SA	3.450%	8/1/24	7,000	7,197
Tyco Electronics Group SA	3.700%	2/15/26	7,483	7,709
Verisk Analytics Inc.	4.125%	9/12/22	11,264	12,014
Verisk Analytics Inc.	4.000%	6/15/25	8,000	8,387
Xerox Corp.	6.350%	5/15/18	3,535	3,754
Xerox Corp.	2.800%	5/15/20	135	135
Xerox Corp.	2.750%	9/1/20	3,455	3,439
Xerox Corp.	4.500%	5/15/21	8,550	9,134
Xilinx Inc.	3.000%	3/15/21	6,000	6,214

Transportation (1.8%)
5 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	12,200	12,810
9 Australia Pacific Airports Melbourne Pty
Ltd.	4.000%	9/15/22	5,750	4,504
Burlington Northern Santa Fe LLC	4.100%	6/1/21	2,488	2,705
Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,830	11,270
Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,505	9,278
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,000	3,261

	Burlington Northern Santa Fe LLC	3.400%	9/1/24	41,327	43,928
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	21,545
	Burlington Northern Santa Fe LLC	6.875%	12/1/27	14,310	18,978
	Canadian National Railway Co.	2.950%	11/21/24	1,130	1,180
5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	526	533
5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	111	113
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	822	917
5	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	1,003	1,107
5	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,462	3,903
5	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	5,578	5,961
5	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	7,301	7,830
5	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	5,731	6,133
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,125	1,178
5	CSX Transportation Inc.	6.251%	1/15/23	2,866	3,374
5	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	8,535	9,772
5	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	32,752	38,811
5	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	2,987	3,360
5	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	5,285	5,602
5	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	2,753	2,946
5	Delta Air Lines 2015-1 Class A Pass
	Through Trust	3.875%	1/30/29	8,625	9,164
7	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,500
7	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,499
5	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	14,401	14,652
	JB Hunt Transport Services Inc.	3.300%	8/15/22	5,000	5,085
4,5,12 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	1.267%	5/15/18	2,465	2,462
	Kansas City Southern	2.350%	5/15/20	5,000	5,023
	Kansas City Southern	3.000%	5/15/23	21,000	21,125
	Kansas City Southern	3.125%	6/1/26	4,770	4,749
9	Qantas Airways Ltd.	7.500%	6/11/21	14,170	12,304
9	Qantas Airways Ltd.	7.750%	5/19/22	10,000	8,947
5	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.650%	8/1/22	6,116	6,766
5	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	13,686	15,396
5	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	19,321	19,804
	Union Pacific Corp.	4.163%	7/15/22	55,975	62,524
	Union Pacific Corp.	2.950%	1/15/23	5,939	6,161
	Union Pacific Corp.	2.750%	4/15/23	24,687	25,276
	Union Pacific Corp.	3.750%	3/15/24	26,054	28,289

5	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	5,111	5,507
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,921
5	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	3,305	3,694
					9,934,224
Utilities (4.3%)
	Electric (4.2%)
	Alabama Power Co.	2.800%	4/1/25	13,705	14,058
	Ameren Illinois Co.	2.700%	9/1/22	22,449	23,244
	Ameren Illinois Co.	3.250%	3/1/25	16,680	17,642
	Baltimore Gas & Electric Co.	2.800%	8/15/22	16,840	17,449
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,627	11,252
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	17,100	18,483
7	Cleco Corporate Holdings LLC	3.743%	5/1/26	12,949	13,414
	CMS Energy Corp.	3.875%	3/1/24	1,065	1,146
	Commonwealth Edison Co.	3.400%	9/1/21	8,400	8,970
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	6,045
	Commonwealth Edison Co.	2.550%	6/15/26	20,515	20,464
	Connecticut Light & Power Co.	2.500%	1/15/23	32,960	33,302
	Consumers Energy Co.	2.850%	5/15/22	15,640	16,315
	Consumers Energy Co.	3.375%	8/15/23	6,144	6,553
	Consumers Energy Co.	3.125%	8/31/24	16,000	16,885
	DTE Electric Co.	3.900%	6/1/21	14,650	15,948
	DTE Electric Co.	2.650%	6/15/22	1,000	1,034
	DTE Electric Co.	3.650%	3/15/24	6,325	6,816
	DTE Electric Co.	3.375%	3/1/25	14,575	15,540
	Duke Energy Corp.	3.750%	4/15/24	13,219	14,059
7	EDP Finance BV	4.900%	10/1/19	15,910	16,845
7	EDP Finance BV	4.125%	1/15/20	17,450	17,977
7	EDP Finance BV	5.250%	1/14/21	7,870	8,463
7	Emera US Finance LP	2.700%	6/15/21	5,470	5,565
7	Emera US Finance LP	3.550%	6/15/26	7,844	8,037
7	Emera US Finance LP	4.750%	6/15/46	7,775	8,257
8	Enel Finance International NV	5.625%	8/14/24	4,800	7,174
	Entergy Arkansas Inc.	3.750%	2/15/21	8,770	9,366
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,638
	Entergy Arkansas Inc.	3.700%	6/1/24	3,318	3,575
	Entergy Arkansas Inc.	3.500%	4/1/26	6,620	7,064
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,699	6,789
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	14,199
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	7,149
	Entergy Louisiana LLC	4.050%	9/1/23	6,400	6,965
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	10,201
	Entergy Louisiana LLC	2.400%	10/1/26	14,120	13,791
	Entergy Louisiana LLC	3.050%	6/1/31	5,880	5,922
	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,859
	Entergy Mississippi Inc.	2.850%	6/1/28	9,015	9,051
	Eversource Energy	2.800%	5/1/23	2,000	2,025
	Exelon Corp.	2.850%	6/15/20	8,030	8,269
	Exelon Corp.	3.950%	6/15/25	10,596	11,314
	FirstEnergy Corp.	4.250%	3/15/23	21,411	22,748
7	FirstEnergy Transmission LLC	4.350%	1/15/25	15,090	16,120
7	Fortis Inc.	3.055%	10/4/26	34,275	33,743
5,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	4,787	5,003
	Georgia Power Co.	2.850%	5/15/22	16,559	17,212
	Georgia Power Co.	4.750%	9/1/40	2,475	2,753
	Georgia Power Co.	4.300%	3/15/42	1,655	1,769

	Georgia Power Co.	4.300%	3/15/43	420	443
	ITC Holdings Corp.	3.250%	6/30/26	14,700	14,822
7	Kansas Gas & Electric Co.	6.700%	6/15/19	4,824	5,424
	Kentucky Utilities Co.	3.300%	10/1/25	8,940	9,479
	LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,708
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,530	4,785
	MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,969
	MidAmerican Energy Co.	3.500%	10/15/24	42,390	45,654
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	5,725	5,823
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	13,210	13,855
	National Rural Utilities Cooperative Finance
	Corp.	3.400%	11/15/23	18,237	19,267
	Nevada Power Co.	7.125%	3/15/19	7,350	8,312
7	Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	2,030
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,791
	NSTAR Electric Co.	3.250%	11/15/25	10,000	10,521
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,597	3,277
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,200	6,382
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,608
	Pacific Gas & Electric Co.	3.250%	6/15/23	21,500	22,586
	Pacific Gas & Electric Co.	3.850%	11/15/23	3,710	4,044
	Pacific Gas & Electric Co.	3.750%	2/15/24	31,130	33,708
	Pacific Gas & Electric Co.	3.400%	8/15/24	15,030	15,884
	PacifiCorp	3.850%	6/15/21	16,844	18,319
	PacifiCorp	3.600%	4/1/24	14,000	15,076
	PacifiCorp	3.350%	7/1/25	12,720	13,487
	PECO Energy Co.	2.375%	9/15/22	9,965	10,115
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,318
	Potomac Electric Power Co.	3.600%	3/15/24	12,690	13,571
	PSEG Power LLC	4.300%	11/15/23	1,210	1,299
	Public Service Co. of Colorado	2.250%	9/15/22	5,000	5,068
	Puget Energy Inc.	6.500%	12/15/20	15,565	18,011
	Puget Energy Inc.	6.000%	9/1/21	4,235	4,886
	Puget Energy Inc.	5.625%	7/15/22	19,769	22,578
	Puget Energy Inc.	3.650%	5/15/25	13,665	14,040
	SCANA Corp.	6.250%	4/1/20	8,500	9,394
	SCANA Corp.	4.750%	5/15/21	10,787	11,567
	SCANA Corp.	4.125%	2/1/22	2,000	2,082
	Southern Co.	2.350%	7/1/21	12,000	12,100
	Southern Co.	2.950%	7/1/23	10,000	10,269
11	Southern Power Co.	1.000%	6/20/22	6,900	7,665
	Southwestern Electric Power Co.	2.750%	10/1/26	19,555	19,239
	Southwestern Public Service Co.	3.300%	6/15/24	41,070	43,367
	Tampa Electric Co.	5.400%	5/15/21	13,000	14,629
7	Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,626
	Union Electric Co.	3.500%	4/15/24	3,345	3,571
	Virginia Electric & Power Co.	3.450%	9/1/22	9,000	9,642
	Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,498
	Virginia Electric & Power Co.	3.100%	5/15/25	4,300	4,484
	Virginia Electric & Power Co.	3.150%	1/15/26	10,000	10,382
	Westar Energy Inc.	2.550%	7/1/26	16,620	16,355
	Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,572

	Natural Gas (0.1%)
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,425	2,908
	Sempra Energy	2.875%	10/1/22	7,200	7,383

	Sempra Energy	3.550%	6/15/24	2,000	2,099
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,200	3,202
					1,199,636
Total Corporate Bonds (Cost $18,819,837)					19,393,681
Sovereign Bonds (U.S. Dollar-Denominated) (5.3%)
7	Abu Dhabi National Energy Co. PJSC	6.165%	10/25/17	1,000	1,042
7	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	1,000	1,018
	Asian Development Bank	1.125%	3/15/17	4,000	4,005
7	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	4,000	4,091
7	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	1,000	1,037
7	Bank of China Ltd.	3.750%	11/8/16	920	920
7	Bermuda	4.138%	1/3/23	2,000	2,107
7	Bermuda	4.854%	2/6/24	1,000	1,098
	Bermuda	4.854%	2/6/24	8,900	9,734
5	Bermuda	3.717%	1/25/27	7,000	7,005
	BOC Aviation Ltd.	3.875%	5/9/19	800	832
7	BOC Aviation Ltd.	2.375%	9/15/21	15,000	14,751
	BOC Aviation Ltd.	3.875%	4/27/26	3,700	3,802
	Cayman Islands	5.950%	11/24/19	500	558
7	CDP Financial Inc.	4.400%	11/25/19	2,095	2,275
7	CDP Financial Inc.	3.150%	7/24/24	8,000	8,450
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,032
7	Comision Federal de Electricidad	4.750%	2/23/27	1,600	1,629
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	5,180
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,531
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	27,500	28,533
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,117
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	4,218	4,164
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	2,850	2,819
7,13	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,918
	Ecopetrol SA	5.875%	9/18/23	31,629	33,922
7	Electricite de France SA	3.625%	10/13/25	4,800	4,976
9	Emirates NBD PJSC	5.750%	5/8/19	4,060	3,240
5,7	ENA Norte Trust	4.950%	4/25/28	1,619	1,684
	European Investment Bank	2.500%	4/15/21	7,000	7,281
	Export-Import Bank of Korea	4.000%	1/11/17	10,000	10,050
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,076
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	18,907
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,082
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,201
	FMS Wertmanagement AoeR	1.625%	11/20/18	5,000	5,051
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	8,000	9,128
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	7,000	7,955
	Hashemite Kingdom of Jordan	5.750%	1/31/27	9,700	9,637
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,400	2,485
	Inter-American Development Bank	3.000%	2/21/24	6,425	6,919
	International Finance Corp.	1.000%	4/24/17	6,700	6,697
14	Japan Bank for International Cooperation	2.000%	11/4/21	37,500	37,586
	Japan Finance Organization for
	Municipalities	1.375%	2/5/18	18,400	18,366
	Japan Finance Organization for
	Municipalities	2.500%	9/12/18	6,200	6,294
	KazMunayGas National Co. JSC	9.125%	7/2/18	6,000	6,572
15	KFW	1.250%	2/15/17	4,000	4,005
15	KFW	1.000%	6/11/18	11,750	11,751
15	KFW	2.750%	10/1/20	3,000	3,150

15	KFW	2.625%	1/25/22	9,000	9,443
7	Kingdom of Saudi Arabia	2.375%	10/26/21	785	784
	Kingdom of Saudi Arabia	2.375%	10/26/21	48,285	48,122
	Kingdom of Saudi Arabia	3.250%	10/26/26	53,540	52,773
7	Kommunalbanken AS	1.000%	9/26/17	1,500	1,498
	Korea Development Bank	3.875%	5/4/17	5,000	5,063
	Korea Development Bank	1.500%	1/22/18	2,000	2,001
	Korea Development Bank	4.625%	11/16/21	2,000	2,238
7	Korea Land & Housing Corp.	1.875%	8/2/17	5,000	5,012
7	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,310
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,043
7	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,706
15	Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,000	2,006
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,207
	Nexen Energy ULC	5.875%	3/10/35	3,500	4,158
	Nexen Energy ULC	6.400%	5/15/37	1,800	2,288
7	NongHyup Bank	1.875%	9/12/21	19,500	19,226
	North American Development Bank	2.300%	10/10/18	1,500	1,526
	North American Development Bank	2.400%	10/26/22	1,300	1,304
7	OCP SA	5.625%	4/25/24	4,200	4,515
	OCP SA	5.625%	4/25/24	4,000	4,300
	OCP SA	6.875%	4/25/44	9,000	9,885
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	700	712
5	Oriental Republic of Uruguay	4.375%	10/27/27	3,000	3,180
5	Oriental Republic of Uruguay	5.100%	6/18/50	11,100	11,072
7	Pertamina Persero PT	6.000%	5/3/42	1,000	1,051
	Petrobras Global Finance BV	3.000%	1/15/19	5,550	5,439
	Petrobras Global Finance BV	4.875%	3/17/20	4,818	4,860
	Petrobras Global Finance BV	6.250%	3/17/24	510	503
	Petrobras Global Finance BV	8.750%	5/23/26	9,625	10,840
	Petrobras International Finance Co. SA	7.875%	3/15/19	4,581	4,925
	Petrobras International Finance Co. SA	5.750%	1/20/20	7,900	8,157
	Petrobras International Finance Co. SA	5.375%	1/27/21	2,036	2,008
	Petroleos Mexicanos	5.750%	3/1/18	5,117	5,351
	Petroleos Mexicanos	5.500%	2/4/19	1,985	2,097
7	Petroleos Mexicanos	5.500%	2/4/19	4,500	4,754
	Petroleos Mexicanos	6.000%	3/5/20	8,899	9,637
	Petroleos Mexicanos	5.500%	1/21/21	73,986	78,746
7	Petroleos Mexicanos	6.375%	2/4/21	18,960	20,656
	Petroleos Mexicanos	6.375%	2/4/21	23,855	25,989
	Petroleos Mexicanos	4.875%	1/24/22	22,991	23,525
7	Province of Alberta Canada	2.050%	8/17/26	7,000	6,800
	Province of New Brunswick	2.750%	6/15/18	1,250	1,282
	Province of Ontario	3.000%	7/16/18	3,000	3,086
	Province of Ontario	4.000%	10/7/19	4,500	4,826
	Quebec	2.625%	2/13/23	5,700	5,883
	Quebec	2.875%	10/16/24	8,250	8,581
	Republic of Chile	3.250%	9/14/21	7,275	7,677
	Republic of Chile	2.250%	10/30/22	20,000	19,954
	Republic of Chile	3.125%	3/27/25	14,500	15,184
	Republic of Colombia	7.375%	3/18/19	2,150	2,423
	Republic of Colombia	4.375%	7/12/21	29,200	31,098
	Republic of Colombia	6.125%	1/18/41	15,450	17,842
	Republic of Hungary	4.125%	2/19/18	19,000	19,570
	Republic of Hungary	4.000%	3/25/19	5,250	5,486
	Republic of Hungary	6.250%	1/29/20	23,400	26,179
	Republic of Hungary	6.375%	3/29/21	2,700	3,115
	Republic of Indonesia	4.875%	5/5/21	33,670	36,600

11	Republic of Indonesia	2.875%	7/8/21	5,400	6,299
	Republic of Indonesia	3.750%	4/25/22	32,118	33,262
	Republic of Indonesia	3.375%	4/15/23	5,000	5,049
	Republic of Indonesia	5.375%	10/17/23	7,000	7,904
	Republic of Indonesia	5.875%	1/15/24	5,000	5,802
11	Republic of Indonesia	3.375%	7/30/25	4,000	4,744
11	Republic of Indonesia	3.750%	6/14/28	6,800	7,998
	Republic of Kazakhstan	3.875%	10/14/24	12,000	12,405
	Republic of Kazakhstan	4.875%	10/14/44	10,000	10,104
	Republic of Korea	7.125%	4/16/19	1,500	1,708
7	Republic of Latvia	2.750%	1/12/20	1,000	1,034
7	Republic of Lithuania	7.375%	2/11/20	765	899
	Republic of Lithuania	7.375%	2/11/20	17,500	20,533
	Republic of Lithuania	6.125%	3/9/21	37,564	43,696
7	Republic of Lithuania	6.125%	3/9/21	7,400	8,612
	Republic of Namibia	5.500%	11/3/21	4,400	4,721
	Republic of Namibia	5.250%	10/29/25	19,705	20,465
	Republic of Panama	8.875%	9/30/27	10,000	14,750
	Republic of Panama	9.375%	4/1/29	300	456
5	Republic of Panama	6.700%	1/26/36	2,400	3,194
	Republic of Poland	5.125%	4/21/21	16,505	18,630
	Republic of Poland	5.000%	3/23/22	5,730	6,489
11	Republic of Romania	2.750%	10/29/25	4,500	5,294
7	Republic of Serbia	5.250%	11/21/17	8,000	8,230
	Republic of Slovenia	5.500%	10/26/22	26,619	30,761
	Republic of South Africa	4.300%	10/12/28	15,000	14,531
	Republic of South Africa	5.000%	10/12/46	4,000	3,875
	Republic of the Philippines	4.000%	1/15/21	5,000	5,400
	Republic of Turkey	7.500%	7/14/17	50,710	52,548
	Republic of Turkey	6.750%	4/3/18	34,645	36,507
	Republic of Turkey	5.625%	3/30/21	32,900	34,751
	Republic of Turkey	5.125%	3/25/22	21,400	22,122
	Republic of Turkey	7.375%	2/5/25	2,175	2,547
	Republic of Turkey	4.875%	4/16/43	3,900	3,461
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,283
7	Sinopec Group Overseas Development
	2012 Ltd.	4.875%	5/17/42	5,000	5,573
	Sinopec Group Overseas Development
	2012 Ltd.	4.875%	5/17/42	18,656	20,826
	Sinopec Group Overseas Development
	2013 Ltd.	2.500%	10/17/18	1,510	1,529
7	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	1,800	1,968
	State of Israel	3.150%	6/30/23	2,000	2,114
	State of Israel	2.875%	3/16/26	3,980	4,091
	State of Qatar	2.375%	6/2/21	775	778
	Statoil ASA	1.950%	11/8/18	2,000	2,017
	Statoil ASA	5.250%	4/15/19	4,000	4,350
	Statoil ASA	3.150%	1/23/22	3,000	3,151
	Statoil ASA	2.450%	1/17/23	3,000	3,014
	Statoil ASA	3.950%	5/15/43	3,191	3,200
7	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,009
	United Mexican States	3.625%	3/15/22	5,130	5,362
	United Mexican States	5.750%	10/12/10	2,585	2,648
	YPF SA	8.875%	12/19/18	2,500	2,727
Total Sovereign Bonds (Cost $1,491,844)					1,502,580
Taxable Municipal Bonds (0.2%)

Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,172
California GO	5.750%	3/1/17	2,000	2,032
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	2.995%	7/1/20	1,250	1,302
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	9,850	12,755
Illinois GO	5.365%	3/1/17	6,000	6,075
Illinois GO	5.000%	1/1/23	1,835	1,886
JobsOhio Beverage System Statewide
Liquor Profits Revenue	2.885%	1/1/21	1,000	1,049
Johns Hopkins University Maryland GO	5.250%	7/1/19	199	220
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	8,986	9,137
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	5,475	5,617
4 Mississippi GO (Nissan North America, Inc.
Project)	1.227%	11/1/17	5,520	5,522
New York City NY Transitional Finance
Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,729
New York State Dormitory Authority
Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,217
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,000	2,493
San Diego County CA Regional Airport
Authority Revenue	3.730%	7/1/21	800	845
Texas GO	3.682%	8/1/24	2,000	2,159
University of California Revenue	2.054%	5/15/18	500	507
University of California Revenue	2.300%	5/15/21	1,000	1,024
Total Taxable Municipal Bonds (Cost $59,504)				60,741
	Coupon		Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
10 Lehman Brothers Holdings Inc. Pfd. (Cost $8,571)	7.250%		8,740	—
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
16 Vanguard Market Liquidity Fund (Cost
$522,200)	0.718%		5,221,653	522,218
			Notional
			Amount
	Counterparty	Expiration Date	($000)
Purchased Swaptions (0.0%)
Put Swaptions on CDX.NA.IG.27.V1 5-Year
Index, Strike: 85% (Cost $110)	JPMC	11/16/16	157,140	86
Total Investments (98.1%) (Cost $27,081,078)				27,702,469
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)			Contract
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		11/25/16	406	(38)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		11/25/16	322	(80)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.00		11/25/16	1,052	(411)
Total Options on Futures Written (Premiums Received $553)				(529)

			Notional
			Amount
			($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX.NA.IG.27.V1 5-Year
Index, Strike: 70%	JPMC	11/16/16	157,140	(5)
Put Swaptions on CDX.NA.IG.27.V1 5-Year
Index, Strike: 80%	JPMC	11/16/16	157,140	(184)
Total Credit Default Swaptions Written (Premiums Received $251)				(189)
Total Liability on Options Written (0.0%) (Premiums Received $804)				(718)
				Amount
				($000)
Other Assets and Liabilities-Net (1.9%)				548,537
Net Assets (100%)				28,250,288

1 Securities with a value of $15,757,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $39,702,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $1,853,000 have been segregated as collateral for open forward currency and over-the-
counter swap contracts.
4 Adjustable-rate security.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $3,262,851,000, representing 11.5% of net assets.
8 Face amount denominated in British pounds.
9 Face amount denominated in Australian dollars.
10 Non-income-producing security--security in default.
11 Face amount denominated in euro.
12 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13 Guaranteed by multiple countries.
14 Guaranteed by the Government of Japan.
15 Guaranteed by the Federal Republic of Germany.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,963,363	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,217,273	42,527
Corporate Bonds	—	19,381,012	12,669
Sovereign Bonds	—	1,502,580	—
Taxable Municipal Bonds	—	60,741	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	522,218	—	—
Options Purchased	—	86	—
Liability for Options Written	(529)	(189)	—
Futures Contracts—Assets[1]	1,852	—	—
Futures Contracts—Liabilities[1]	(2,748)	—	—
Forward Currency Contracts—Assets	—	16,429	—
Forward Currency Contracts—Liabilities	—	(5,156)	—
Swap Contracts—Assets	477[1]	2,763	—
Swap Contracts—Liabilities	(81)[1]	(6,523)	—
Total	521,189	27,132,379	55,196
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2016	16,381	1,978,774	(3,937)
10-Year U.S. Treasury Note	December 2016	8,119	1,052,425	444
2-Year U.S. Treasury Note	December 2016	(2,928)	(638,716)	98
10-Year Ultra U.S. Treasury Note	December 2016	1,418	200,669	50
Euro-Buxl	December 2016	(983)	(194,107)	11,172
30-Year U.S. Treasury Bond	December 2016	(988)	(160,766)	4,573
Euro-Bund	December 2016	(816)	(145,267)	1,690
AUD 3-Year Treasury Bond	December 2016	(1,408)	(120,556)	1,053
Euro-Bobl	December 2016	(673)	(96,863)	354
Long Gilt	December 2016	(412)	(63,208)	2,917
AUD 10-Year Treasury Bond	December 2016	(420)	(42,372)	1,219
Euro-Schatz	December 2016	53	6,515	(2)
Ultra Long U.S. Treasury Bond	December 2016	20	3,519	11
AUD 90-Day Bank Bill	December 2016	(4)	(3,030)	1
				19,643

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 90-Day Bank Bill, AUD
3-Year Treasury Bond, and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	11/2/16	EUR	222,537	USD	241,497	2,794
JPMorgan Chase Bank N.A.	11/2/16	AUD	188,311	USD	143,549	(300)
Morgan Stanley Capital Services
LLC	11/2/16	GBP	60,650	USD	73,368	867
BNP Paribas	11/2/16	EUR	15,166	USD	16,802	(153)
Credit Suisse International	11/2/16	EUR	12,128	USD	13,589	(275)
JPMorgan Chase Bank N.A.	11/2/16	EUR	10,732	USD	12,045	(263)
Goldman Sachs Bank AG	11/2/16	EUR	9,235	USD	10,308	(171)
Credit Suisse International	11/2/16	EUR	5,322	USD	5,839	3
BNP Paribas	12/2/16	EUR	2,741	USD	2,988	24
Morgan Stanley Capital Services
LLC	11/2/16	EUR	1,329	USD	1,492	(33)
Goldman Sachs Bank AG	12/2/16	EUR	1,049	USD	1,149	4

Citibank, N.A.	11/2/16	GBP	1,018	USD	1,244	2
Morgan Stanley Capital Services
LLC	11/2/16	GBP	998	USD	1,271	(50)
Citibank, N.A.	11/2/16	AUD	701	USD	529	4
JPMorgan Chase Bank N.A.	11/2/16	EUR	699	USD	767	—
Bank of America N.A	11/2/16	GBP	416	USD	509	1
Barclays Capital	11/2/16	AUD	296	USD	223	2
JPMorgan Chase Bank N.A.	12/2/16	EUR	151	USD	166	1
Citibank, N.A.	11/2/16	USD	309,871	EUR	275,970	6,923
Citibank, N.A.	12/2/16	USD	242,524	EUR	223,205	(2,822)
JPMorgan Chase Bank N.A.	11/2/16	USD	144,846	AUD	189,308	839
JPMorgan Chase Bank N.A.	12/2/16	USD	143,441	AUD	188,311	310
Morgan Stanley Capital Services
LLC	12/2/16	USD	74,385	GBP	61,449	(878)
UBS AG	11/2/16	USD	70,545	GBP	54,323	4,054
Goldman Sachs Bank AG	12/2/16	USD	23,314	EUR	21,397	(205)
Citibank, N.A.	11/2/16	USD	9,431	GBP	7,292	504
Morgan Stanley Capital Services
LLC	11/2/16	USD	1,846	GBP	1,449	73
JPMorgan Chase Bank N.A.	11/2/16	USD	1,316	EUR	1,178	23
JPMorgan Chase Bank N.A.	12/2/16	USD	725	EUR	665	(6)
JPMorgan Chase Bank N.A.	11/2/16	USD	22	GBP	17	1
						11,273

AUD--Australian dollar.
EUR--euro.
GBP--British pound.
USD--U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At October 31, 2016, the fund had the following open swap contracts:
Centrally Cleared Credit Default Swaps
Remaining
	Up-Front	Periodic

				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	(000)	($000)	(%)	($000)
Credit Protection Sold

CDX-NA-IG-S26-V1	6/20/21	ICE USD	543,003	6,511	1.000	(351)

Credit Protection Purchased
	12/20/2
iTRAXX Europe-S26-V1	1	ICE EUR	156,670	2,505	(1.000)	158
iTRAXX Europe Senior Financials-	12/20/2
S26-V1	1	ICE EUR	139,465	408	(1.000)	187
Total			296,135			345
						(6)
ICE-Intercontinental Exchange.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating

Berkshire Hathaway Inc./Aa2	6/20/21	BARC	7,780	(51)	1.000	15

Berkshire Hathaway Inc./Aa2	6/20/21	BARC	7,840	33	1.000	100
Berkshire Hathaway Inc./Aa2	6/20/21	GSI	3,110	(24)	1.000	2

Berkshire Hathaway Inc./Aa2	6/20/21	JPMC	15,000	21	1.000	149
Berkshire Hathaway Inc./Aa2	6/20/21	JPMC	4,655	(23)	1.000	17

Federation of Malaysia/A3	12/20/21	BNPSW	4,600	58	1.000	-

Federation of Malaysia/A3	12/20/21	DBAG	3,160	52	1.000	12
Federation of Malaysia/A3	12/20/21	JPMC	1,600	22	1.000	2

Kohls Corp./Baa2	6/20/21	GSI	1,600	48	1.000	(5)
Kohls Corp./Baa2	6/20/21	GSI	3,200	100	1.000	(6)

Kohls Corp./Baa2	6/20/21	GSI	1,600	50	1.000	(4)
Metlife Inc./A3	12/20/20	GSCM	5,625	-	1.000	13
People's Republic of
China/Aa3	12/20/21	BNPSW	3,440	15	1.000	(4)

People's Republic of
China/Aa3	12/20/21	BOANA	3,000	9	1.000	(7)
People's Republic of
China/Aa3	12/20/21	GSI	40,000	183	1.000	(33)
People's Republic of
China/Aa3	12/20/21	JPMC	2,000	8	1.000	(3)
Republic of Chile/Aa3	12/20/21	BARC	165	-	1.000	-
Republic of Chile/Aa3	12/20/21	BARC	330	(1)	1.000	-
Republic of Chile/Aa3	12/20/21	BNPSW	335	(4)	1.000	(2)
Republic of Chile/Aa3	12/20/21	BOANA	8,620	(37)	1.000	2
Republic of Colombia/A1	12/20/21	BNPSW	13,642	784	1.000	288
Republic of Indonesia/Baa3	12/20/21	BARC	25,000	632	1.000	(41)
Republic of Indonesia/Baa3	12/20/21	BARC	40,000	949	1.000	(128)
Republic of Indonesia/Baa3	12/20/21	GSCM	20,000	492	1.000	(46)
Republic of Peru/A3	12/20/21	CITNA	16,720	186	1.000	136
Republic of Philippines/Baa2	12/20/21	BOANA	10,000	83	1.000	3
Republic of Philippines/Baa2	12/20/21	BOANA	10,000	97	1.000	17
Republic of Philippines/Baa2	12/20/21	CITNA	20,000	193	1.000	34
Republic of Turkey/Ba1	12/20/16	BNPSW	7,000	1	1.000	5
Russian Federation/Ba1	6/20/17	GSCM	3,200	49	1.000	60
United Mexican States/A3	12/20/21	BARC	12,450	434	1.000	104
United Mexican States/A3	12/20/21	BARC	17,000	593	1.000	143
United Mexican States/A3	12/20/21	GSI	11,000	381	1.000	90
United Mexican States/A3	12/20/21	GSI	7,950	274	1.000	64
United Mexican States/A3	12/20/21	JPMC	18,100	616	1.000	136
Total			349,722			1,113

Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)

Credit Protection Purchased
American International
Group Inc.	12/20/20	GSCM	2,835	(36)	(1.000)	(84)
American International
Group Inc.	12/20/20	GSCM	5,625	104	(1.000)	8
Banco Bilbao Vizcaya
Argentaria SA	6/20/21	BOANA	24,495	(731)	(1.000)	(631)
Bank of America Corp.	3/20/20	GSCM	7,870	84	(1.000)	(43)
CMBX-NA-AAA-9	9/17/58	CSFBI	7,840	(317)	(0.500)	(71)
CMBX-NA-AAA-9	9/17/58	CSFBI	31,230	(1,271)	(0.500)	(291)
CMBX-NA-AAA-9	9/17/58	CSFBI	5,045	(180)	(0.500)	(22)
CMBX-NA-AAA-9	9/17/58	CSFBI	5,100	(245)	(0.500)	(85)
CMBX-NA-AAA-9	9/17/58	CSFBI	4,870	(198)	(0.500)	(45)
CMBX-NA-AAA-9	9/17/58	CSFBI	9,980	(559)	(0.500)	(246)
CMBX-NA-AAA-9	9/17/58	DBAG	6,440	(254)	(0.500)	(52)
CMBX-NA-AAA-9	9/17/58	DBAG	5,030	(296)	(0.500)	(138)
CMBX-NA-AAA-9	9/17/58	DBAG	5,020	(271)	(0.500)	(114)
CMBX-NA-AAA-9	9/17/58	DBAG	10,020	(575)	(0.500)	(261)
CMBX-NA-AAA-9	9/17/58	GSI	6,250	(262)	(0.500)	(66)
CMBX-NA-AAA-9	9/17/58	GSI	980	(41)	(0.500)	(10)
CMBX-NA-AAA-9	9/17/58	GSI	5,045	(180)	(0.500)	(22)
CMBX-NA-AAA-9	9/17/58	GSI	10,610	(406)	(0.500)	(73)
CMBX-NA-AAA-9	9/17/58	GSI	10,060	(602)	(0.500)	(286)
CMBX-NA-AAA-9	9/17/58	JPMC	5,300	(202)	(0.500)	(35)
CMBX-NA-AAA-9	9/17/58	JPMC	5,140	(264)	(0.500)	(103)
CMBX-NA-AAA-9	9/17/58	MSCS	5,150	(221)	(0.500)	(59)
CMBX-NA-AAA-9	9/17/58	MSCS	5,110	(279)	(0.500)	(119)
Commerzbank AG	6/20/21	BOANA	24,495	(454)	(1.000)	(325)
CVS Health Corp.	12/20/21	BOANA	15,000	501	(1.000)	(22)
EI du Pont de Nemours &
Co.	12/20/20	JPMC	10,230	204	(1.000)	(64)
Federal Express Corp.	12/20/18	GSCM	7,840	52	(1.000)	(100)
Federative Republic of
Brazil	12/20/20	BARC	4,250	(496)	(1.000)	(306)
Federative Republic of
Brazil	12/20/25	BOANA	3,885	(1,007)	(1.000)	(383)

Federative Republic of
Brazil	6/20/21	DBAG	3,500	(421)	(1.000)	(210)
Federative Republic of
Brazil	6/20/21	DBAG	12,600	(1,534)	(1.000)	(774)
Federative Republic of
Brazil	12/20/25	GSCM	2,485	(601)	(1.000)	(202)
Federative Republic of
Brazil	6/20/21	GSI	2,000	(226)	(1.000)	(105)
Intesa Sanpaolo SpA	6/20/21	BARC	7,970	(73)	(1.000)	41
JPMorgan Chase Bank N.A.	12/20/20	MSCS	25,000	128	(1.000)	(403)
Lincoln National Corp.	6/20/21	BARC	10,000	(213)	(1.000)	(176)
Lincoln National Corp.	6/20/21	BARC	1,550	44	(1.000)	50
Lincoln National Corp.	6/20/21	BARC	1,555	(44)	(1.000)	(38)
McKesson Corp.	3/20/19	JPMC	6,360	105	(1.000)	(29)
McKesson Corp.	3/20/19	JPMC	6,360	107	(1.000)	(27)
Republic of Austria	9/20/17	BNPSW	1,200	(5)	(1.000)	(15)
Republic of Korea	9/20/18	JPMC	2,000	7	(1.000)	(27)
Republic of Turkey	6/20/21	JPMC	4,650	(357)	(1.000)	(99)
Republic of Turkey	12/20/21	MSCS	17,000	(1,230)	(1.000)	(33)
Royal Bank of Scotland plc	12/20/20	BNPSW	6,510	46	(1.000)	82
Standard Chartered Bank	6/20/21	BOANA	8,000	(19)	(1.000)	(25)
Wells Fargo & Co.	9/20/20	BOANA	9,700	206	(1.000)	(15)
Total			379,185			(6,053)
						(4,940)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA--Citibank, N.A.
CSFBI--Credit Suisse First Boston International.
DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSCI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

				Fixed	Floating
				Interest Rate	Interest Rate		Unrealized
	Futures		Notional	Received	Received		Appreciation
Termination	Effective		Amount	(Paid)	(Paid)		(Depreciation)
Date	Date[1]	Clearinghouse	($000)	(%)	(%)		($000)
12/10/16		CME	3,450	0.604	(0.529)	[2]	-
12/10/16		LCH	8,355	0.656	(0.529)	[2]	1
1/15/17		CME	3,050	0.770	(0.535)	[2]	1
1/17/17		LCH	6,500	0.700	(0.535)	[2]	2
2/15/17		CME	625	3.373	(0.535)	[2]	(29)
2/15/17		CME	513	2.287	(0.535)	[2]	(15)
2/15/17		CME	668	3.180	(0.535)	[2]	(30)
2/15/17		CME	400	0.714	(0.535)	[2]	-
2/15/17		CME	426	2.407	(0.535)	[2]	(13)
2/15/17		LCH	2,953	1.875	(0.535)	[2]	(71)
2/15/17		CME	5,700	2.407	(0.535)	[2]	(172)
2/15/17		CME	365	3.432	(0.535)	[2]	(18)
4/20/17		CME	13,000	0.960	(0.526)	[2]	(54)
5/17/17		CME	3,900	1.036	(0.535)	[2]	8
6/17/17		LCH	2,925	0.736	(0.535)	[2]	1
7/17/17		CME	3,900	0.781	(0.535)	[2]	3
9/15/17		CME	2,792	3.363	(0.535)	[2]	(121)
9/15/17		LCH	5,910	0.755	(0.535)	[2]	27
9/15/17		CME	340	2.532	(0.535)	[2]	(10)
9/15/17		CME	2,508	3.520	(0.535)	[2]	(115)
10/16/17		CME	7,000	0.749	(0.535)	[2]	28
11/27/17		CME	3,580	0.664	(0.536)	[2]	(3)
12/15/17		CME	1,150	0.788	(0.535)	[2]	4
12/21/17	12/21/16[1]	CME	25,094	(1.000)	0.000	[3]	2
2/15/18		LCH	35,000	1.097	(0.535)	[2]	145
2/15/18		CME	4,000	0.923	(0.535)	[2]	8
4/16/18		LCH	3,500	1.013	(0.535)	[2]	11

6/14/18		CME	53,860	(0.731)	0.535	[2]	(69)
7/16/18		CME	17,100	1.159	(0.535)	[2]	86
7/17/18		CME	9,720	0.918	(0.535)	[2]	15
12/21/18	12/21/16[1]	CME	131,018	1.250	(0.000)	[3]	(21)
3/15/19		CME	5,135	1.701	(0.535)	[2]	98
5/15/19		CME	21,360	1.028	(0.535)	[2]	62
5/17/19		CME	1,577	(0.842)	0.535	[2]	(3)
12/21/19	12/21/16[1]	CME	65,413	1.250	(0.000)	[3]	(74)
1/20/20		CME	20,920	1.224	(0.526)	[2]	161
1/21/20		CME	3,130	1.363	(0.525)	[2]	38
4/15/20		LCH	14,650	1.344	(0.535)	[2]	170
4/25/20		CME	28,610	3.024	(0.882)	[3]	(451)
6/15/20		CME	2,050	(0.930)	0.535	[2]	(7)
7/15/20		CME	8,920	1.571	(0.535)	[2]	175
12/21/20	12/21/16[1]	CME	23,680	(1.250)	0.000	[3]	47
2/15/21		CME	6,100	2.200	(0.535)	[2]	283
2/28/21	2/28/17[1]	LCH	86,200	(1.177)	0.000	[3]	407
4/7/21		CME	2,420	1.023	(0.526)	[2]	(9)
4/15/21		CME	9,660	1.026	(0.535)	[2]	(37)
10/15/21		LCH	5,720	1.949	(0.535)	[2]	220
12/21/21	12/21/16[1]	CME	8,358	1.500	(0.000)	[3]	(9)
12/21/23	12/21/16[1]	CME	22,470	(1.750)	0.000	[3]	136
5/27/25		CME	5,785	2.170	(0.536)	[2]	320
5/6/28		CME	3,000	1.702	(0.527)	[2]	11
9/17/31		CME	498	3.065	(0.535)	[2]	85
9/17/31		CME	2,396	3.065	(0.535)	[2]	409
	Total						1,633
CME--Chicago Mercantile Exchange.
LCH--London Clearing House.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Over-the-Counter Interest Rate Swaps

			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Counterparty	($000)	(%)	(%)		($000)
12/26/17	GSCM	6,401	0.625	(0.534)	[1]	(10)
8/15/18	BNPSW	5,400	0.715	(0.535)	[1]	6
4/25/19	WFC	3,008	2.756	(0.882)	[2]	78
4/25/20	GSCM	2,622	2.794	(0.882)	[2]	86
4/1/21	WFC	3,906	0.965	(0.527)	[1]	9
6/25/21	GSCM	5,720	3.143	(0.857)	[2]	260
11/25/22	BARC	12,265	2.758	(0.825)	[2]	499
9/25/29	GSCM	10,423	1.794	(0.536)	[1]	252
Total						1,180

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
GSCM--Goldman Sachs Bank USA.
WFC--Wells Fargo Bank N.A.
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2016, counterparties had deposited in segregated accounts securities and cash with a value of $19,763,000 in connection with open forward currency and swap contracts.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At October 31, 2016, the cost of investment securities for tax purposes was $27,095,920,000. Net unrealized appreciation of investment securities for tax purposes was $606,463,000, consisting of unrealized gains of $738,460,000 on securities that had risen in value since their purchase and $131,997,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments (unaudited)
As of October 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (21.2%)
U.S. Government Securities (15.9%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/17	68,000	72,255
	United States Treasury Inflation Indexed
	Bonds	2.625%	7/15/17	15,792	18,868
	United States Treasury Note/Bond	0.500%	4/30/17	14,000	13,998
	United States Treasury Note/Bond	0.625%	7/31/17	7,000	7,000
	United States Treasury Note/Bond	1.875%	8/31/17	5,600	5,655
	United States Treasury Note/Bond	0.625%	9/30/17	7,500	7,495
1	United States Treasury Note/Bond	0.875%	11/15/17	16,789	16,813
	United States Treasury Note/Bond	0.625%	11/30/17	20,000	19,975
	United States Treasury Note/Bond	1.000%	12/15/17	15,000	15,044
	United States Treasury Note/Bond	2.625%	4/30/18	10,000	10,269
	United States Treasury Note/Bond	1.000%	5/15/18	10,000	10,030
	United States Treasury Note/Bond	1.375%	7/31/18	20,000	20,181
	United States Treasury Note/Bond	0.750%	8/31/18	1,050	1,048
	United States Treasury Note/Bond	0.750%	9/30/18	150	150
					218,781
Agency Bonds and Notes (4.0%)
2	Federal Home Loan Banks	0.750%	8/28/17	3,500	3,503
2	Federal Home Loan Banks	2.250%	9/8/17	1,000	1,013
2	Federal Home Loan Banks	4.625%	9/8/17	1,000	1,034
2	Federal Home Loan Banks	1.125%	12/8/17	750	753
2	Federal Home Loan Banks	1.000%	12/19/17	1,750	1,755
2	Federal Home Loan Banks	1.375%	3/9/18	2,500	2,517
2	Federal Home Loan Banks	0.875%	3/19/18	5,000	5,001
2	Federal Home Loan Banks	1.250%	6/8/18	7,500	7,544
2	Federal Home Loan Banks	0.875%	6/29/18	1,750	1,750
2	Federal Home Loan Banks	0.625%	8/7/18	190	189
2	Federal Home Loan Banks	0.875%	10/1/18	5,000	4,995
2	Federal Home Loan Banks	0.875%	8/5/19	5,800	5,772
2	Federal Home Loan Banks	1.000%	9/26/19	2,200	2,196
3	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	900	898
3	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	3,820	3,816
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	1,600	1,605
3	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	1,200	1,195
3	Federal National Mortgage Assn.	1.125%	7/20/18	500	502
3	Federal National Mortgage Assn.	1.000%	2/26/19	1,150	1,150
3	Federal National Mortgage Assn.	0.875%	8/2/19	3,350	3,334
3	Federal National Mortgage Assn.	1.000%	8/28/19	1,050	1,048
3	Federal National Mortgage Assn.	1.000%	10/24/19	3,000	2,993
	Private Export Funding Corp.	5.450%	9/15/17	500	520
					55,083
Nonconventional Mortgage-Backed Securities (1.3%)
3,4,5Fannie Mae Pool		2.675%	9/1/37	9,592	10,153
3,4,5Fannie Mae Pool		2.891%	5/1/38	3,530	3,762

3,4,5	Fannie Mae REMICS	0.934%	6/25/42–9/25/46	4,254	4,253
					18,168
Total U.S. Government and Agency Obligations (Cost $292,149)					292,032
Asset-Backed/Commercial Mortgage-Backed Securities (41.4%)
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	800	802
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	800	803
5	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	40	40
5	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	1,500	1,505
5	Ally Auto Receivables Trust 2016-1	1.470%	4/15/20	1,500	1,504
5	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	14,195	14,236
4,5	Ally Master Owner Trust Series 2014-1	1.005%	1/15/19	151	151
5	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	1,625	1,628
4,5	Ally Master Owner Trust Series 2014-5	1.025%	10/15/19	12,000	12,011
4,5	Ally Master Owner Trust Series 2015-1	0.935%	1/15/19	9,851	9,855
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	1,200	1,204
4,5	American Express Credit Account Master Trust 2008-2	1.795%	9/15/20	1,300	1,318
4,5	American Express Credit Account Master Trust 2014-5	0.825%	5/15/20	410	410
4,5	American Express Credit Account Secured Note Trust 2012-4	1.085%	5/15/20	168	168
4,5,6	American Homes 4 Rent 2014-SFR1	1.885%	6/17/31	100	100
5	AmeriCredit Automobile Receivables Trust 2013-1	1.570%	1/8/19	12	12
5	AmeriCredit Automobile Receivables Trust 2013-2	1.790%	3/8/19	70	70
5	AmeriCredit Automobile Receivables Trust 2013-3	2.380%	6/10/19	97	98
5	AmeriCredit Automobile Receivables Trust 2013-4	2.720%	9/9/19	1,021	1,028
5	AmeriCredit Automobile Receivables Trust 2013-5	2.290%	11/8/19	39	39
5	AmeriCredit Automobile Receivables Trust 2015-2	0.830%	9/10/18	71	71
5	AmeriCredit Automobile Receivables Trust 2015-3	1.540%	3/9/20	160	160
5	AmeriCredit Automobile Receivables Trust 2015-3	2.080%	9/8/20	150	151
5	AmeriCredit Automobile Receivables Trust 2015-3	2.730%	3/8/21	255	259
5	AmeriCredit Automobile Receivables Trust 2015-3	3.340%	8/8/21	330	338
5	AmeriCredit Automobile Receivables Trust 2016-1	1.810%	10/8/20	810	813
5	AmeriCredit Automobile Receivables Trust 2016-1	2.890%	1/10/22	110	112
5	AmeriCredit Automobile Receivables Trust 2016-2	1.600%	11/9/20	130	130
5	AmeriCredit Automobile Receivables Trust 2016-2	2.210%	5/10/21	40	40
5	AmeriCredit Automobile Receivables Trust 2016-2	2.870%	11/8/21	40	41
5	AmeriCredit Automobile Receivables Trust 2016-2	3.650%	5/9/22	70	72
5	AmeriCredit Automobile Receivables Trust 2016-3	1.370%	11/8/19	3,500	3,503

5	AmeriCredit Automobile Receivables Trust 2016-4	1.340%	4/8/20	4,250	4,251
5	AmeriCredit Automobile Receivables Trust 2016-4	1.530%	7/8/21	310	310
5	AmeriCredit Automobile Receivables Trust 2016-4	2.410%	7/8/22	345	345
5,6	ARI Fleet Lease Trust 2014-A	0.810%	11/15/22	131	130
5,6	ARI Fleet Lease Trust 2015-A	1.110%	11/15/18	715	711
5,6	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	226	226
5,6	ARL Second LLC 2014-1A	2.920%	6/15/44	310	305
5,6	Avis Budget Rental Car Funding AESOP LLC 2012-2A	2.802%	5/20/18	1,300	1,306
5,6	Avis Budget Rental Car Funding AESOP LLC 2013-1A	1.920%	9/20/19	150	150
5,6	Avis Budget Rental Car Funding AESOP LLC 2013-2A	2.970%	2/20/20	2,300	2,342
4,5	BA Credit Card Trust 2007-A4	0.575%	11/15/19	1,101	1,101
5	BA Credit Card Trust 2015-A2	1.360%	9/15/20	850	851
5	Banc of America Commercial Mortgage Trust 2007-2	5.586%	4/10/49	117	118
5	Banc of America Commercial Mortgage Trust 2008-1	6.183%	2/10/51	128	132
5	Banc of America Commercial Mortgage Trust 2008-1	6.227%	2/10/51	18	19
5,6	Bank of The West Auto Trust 2015-1	0.870%	4/16/18	311	311
5	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16	5.717%	6/11/40	72	73
5	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17	5.650%	6/11/50	177	181
5	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28	5.710%	9/11/42	131	134
4,5,6	BMW Floorplan Master Owner Trust 2015-1A	1.035%	7/15/20	1,560	1,562
5	BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	3,250	3,258
5	BMW Vehicle Lease Trust 2016-2	1.230%	1/22/19	5,000	5,000
5	BMW Vehicle Lease Trust 2016-2	1.430%	9/20/19	390	390
5	BMW Vehicle Lease Trust 2016-2	1.570%	2/20/20	250	250
4,5	Brazos Higher Education Authority Inc. Series 2011-1	1.625%	2/25/30	225	223
4,5	Cabela's Credit Card Master Note Trust 2016-1	1.385%	6/15/22	2,780	2,781
4,5,6	Cabelas Credit Card Master Note Trust 2013-2A	1.185%	8/16/21	9,925	9,964
5	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	50	50
5,6	California Republic Auto Receivables Trust 2015-4	2.040%	1/15/20	2,000	2,017
5	California Republic Auto Receivables Trust 2016-2	1.560%	7/15/20	400	401
5	California Republic Auto Receivables Trust 2016-2	1.830%	12/15/21	240	241
5	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	22	22
5	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	81	82
5	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	190	190
5	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	92	92
5	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	82	83
5	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	103	103
5	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	97	98

5	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	800	802
5	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	260	262
5	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	500	505
5	Capital Auto Receivables Asset Trust 2015-4	1.620%	3/20/19	1,500	1,504
5	Capital Auto Receivables Asset Trust 2016-1	1.980%	10/20/20	1,500	1,511
5	Capital Auto Receivables Asset Trust 2016-2	1.460%	6/22/20	2,250	2,251
5	Capital Auto Receivables Asset Trust 2016-3	1.360%	4/22/19	2,500	2,500
5	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	70	70
5	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
4,5	Capital One Multi-Asset Execution Trust 2007-A1	0.585%	11/15/19	100	100
4,5	Capital One Multi-Asset Execution Trust 2007-A5	0.575%	7/15/20	1,168	1,168
5	Capital One Multi-Asset Execution Trust 2015-A7	1.450%	8/16/21	2,100	2,108
4,5	Capital One Multi-Asset Execution Trust 2016-A1	0.985%	2/15/22	4,190	4,208
4,5,6	CARDS II Trust 2015-2A	1.055%	7/15/20	2,000	2,000
4,5,6	CARDS II Trust 2016-1A	1.235%	7/15/21	3,830	3,844
5	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	2,022	2,037
5	CarMax Auto Owner Trust 2015-2	0.820%	6/15/18	206	206
5	CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	1,100	1,106
5	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	73	74
5	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	95	97
5	CarMax Auto Owner Trust 2016-1	1.610%	11/16/20	1,000	1,006
5	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	5,000	5,004
5	CarMax Auto Owner Trust 2016-4	1.210%	11/15/19	13,000	12,995
4,5	Chase Issuance Trust 2007-C1	0.995%	4/15/19	185	185
4,5	Chase Issuance Trust 2013-A7	0.965%	9/15/20	1,000	1,004
4,5	Chase Issuance Trust 2015-A3	0.785%	4/15/19	1,200	1,201
5	Chase Issuance Trust 2015-A5	1.360%	4/15/20	400	401
4,5	Chase Issuance Trust 2016-A1	0.945%	5/17/21	155	156
5,6	Chesapeake Funding II LLC 2016-1A	2.110%	3/15/28	1,000	998
5,6	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	2,390	2,397
5,6	Chrysler Capital Auto Receivables Trust 2013-AA	1.830%	3/15/19	24	24
5,6	Chrysler Capital Auto Receivables Trust 2013-BA	1.270%	3/15/19	818	819
5,6	Chrysler Capital Auto Receivables Trust 2014-BA	3.440%	8/16/21	800	816
5,6	Chrysler Capital Auto Receivables Trust 2015-BA	1.910%	3/16/20	2,100	2,112
5,6	Chrysler Capital Auto Receivables Trust 2015-BA	3.260%	4/15/21	500	511
5,6	Chrysler Capital Auto Receivables Trust 2016-AA	1.960%	1/18/22	510	514
5,6	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%	2/15/22	70	71
5,6	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	570	580
5,6	Chrysler Capital Auto Receivables Trust 2016-BA	1.360%	1/15/20	4,500	4,500
5	Citibank Credit Card Issuance Trust 2014-A2	1.020%	2/22/19	850	851
5	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	600	601
5	Citigroup Commercial Mortgage Trust 2013-GC11	1.987%	4/10/46	1,100	1,106

5	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	1,000	1,025
5	Citigroup Commercial Mortgage Trust 2014-GC19	1.199%	3/10/47	50	50
5	Citigroup Commercial Mortgage Trust 2014-GC23	1.392%	7/10/47	136	136
5,6	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	284	284
5	CNH Equipment Trust 2015-A	0.840%	6/15/18	34	34
5	CNH Equipment Trust 2015-B	0.840%	8/15/18	408	408
5	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	88	89
4,5,6	Colony American Homes 2014-1A	1.685%	5/17/31	135	134
4,5,6	Colony American Homes 2014-1A	1.885%	5/17/31	100	99
4,5,6	Colony American Homes 2014-2	1.885%	7/17/31	100	99
4,5,6	Colony American Homes 2015-1A	1.735%	7/17/32	209	208
5	COMM 2007-C9 Mortgage Trust	5.813%	12/10/49	102	104
5	COMM 2013-CCRE10 Mortgage Trust	1.278%	8/10/46	163	163
5	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,000	1,025
5	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	81	81
5	COMM 2013-CCRE6 Mortgage Trust	0.719%	3/10/46	19	19
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,000	1,022
5	COMM 2014-CCRE14 Mortgage Trust	1.330%	2/10/47	26	26
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	100	103
5	COMM 2014-CCRE15 Mortgage Trust	1.218%	2/10/47	210	209
5	COMM 2014-CCRE16 Mortgage Trust	1.445%	4/10/47	59	59
5	COMM 2014-CCRE17 Mortgage Trust	1.275%	5/10/47	82	82
5	COMM 2014-CCRE18 Mortgage Trust	1.442%	7/15/47	201	200
5	COMM 2014-CCRE21 Mortgage Trust	1.494%	12/10/47	393	391
5	COMM 2014-UBS5 Mortgage Trust	1.373%	9/10/47	244	244
5	COMM 2015-CCRE25 Mortgage Trust	1.737%	8/10/48	342	343
5	Credit Suisse Commercial Mortgage Trust Series 2007-C1	5.361%	2/15/40	6	6
5	Credit Suisse Commercial Mortgage Trust Series 2008-C1	6.064%	2/15/41	122	127
5,6	Dell Equipment Finance Trust 2015-1	1.010%	7/24/17	221	221
5,6	Dell Equipment Finance Trust 2016-1	1.430%	9/24/18	4,000	4,003
5,6	Dell Equipment Finance Trust 2016-1	1.650%	7/22/21	2,000	2,007
4,5	Discover Card Execution Note Trust 2012-A4	0.905%	11/15/19	297	297
4,5	Discover Card Execution Note Trust 2013-A1	0.835%	8/17/20	400	401
4,5	Discover Card Execution Note Trust 2015-A1	0.885%	8/17/20	1,000	1,003
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	2,500	2,509
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,000	1,007
4,5	Discover Card Execution Note Trust 2016-A2	1.075%	9/15/21	330	332
5,6	Drive Auto Receivables Trust 2015-AA	2.280%	6/17/19	23	23
5,6	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	84	84
5,6	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	330	332
5,6	Drive Auto Receivables Trust 2015-CA	2.230%	9/16/19	111	111
5,6	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	200	202
5,6	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	145	147
5,6	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	685	685
5,6	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	600	601
5,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	600	607
5,6	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	863	865
5,6	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	270	276
5,6	Drive Auto Receivables Trust 2016-BA	1.380%	8/15/18	1,950	1,951
5,6	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	600	601
5,6	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	340	343

5,6	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	570	575
5,6	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	2,200	2,240
5,6	Enterprise Fleet Financing LLC Series 2014-1	1.380%	9/20/19	1,861	1,859
5,6	Enterprise Fleet Financing LLC Series 2015-1	1.300%	9/20/20	144	144
5,6	Enterprise Fleet Financing LLC Series 2015-2	1.590%	2/22/21	1,132	1,130
5,6	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	1,690	1,702
5,6	Enterprise Fleet Financing LLC Series 2016-2	1.740%	2/22/22	3,000	2,998
4,5,6	Evergreen Credit Card Trust 2016-1	1.255%	4/15/20	4,665	4,689
3,4,5	Fannie Mae Connecticut Avenue Securities 2015-C02	1.684%	5/25/25	25	26
3,4,5	Fannie Mae Connecticut Avenue Securities 2015-C02	1.734%	5/25/25	66	66
3,4,5	Fannie Mae Connecticut Avenue Securities 2015-C03	2.034%	7/25/25	49	49
3,4,5	Fannie Mae Connecticut Avenue Securities 2015-C03	2.034%	7/25/25	74	75
3,4,5	Fannie Mae Connecticut Avenue Securities 2015-C04	2.134%	4/25/28	365	366
3,4,5	Fannie Mae Connecticut Avenue Securities 2015-C04	2.234%	4/25/28	203	204
3,4,5	Fannie Mae Connecticut Avenue Securities 2016-C04	1.984%	1/25/29	301	302
3,4,5	Fannie Mae Connecticut Avenue Securities 2016-C05	1.884%	1/25/29	905	908
4,5	First National Master Note Trust 2015-1	1.305%	9/15/20	540	542
5,6	Flagship Credit Auto Trust 2016-4	1.470%	3/16/20	7,570	7,569
5	Ford Credit Auto Lease Trust 2015-A	0.790%	12/15/17	152	152
5	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	3,665	3,670
5	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	970	974
5	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	490	486
5	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	500	504
5,6	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	800	807
5,6	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,700	1,735
5	Ford Credit Auto Owner Trust 2015-B	0.720%	3/15/18	150	150
5	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	1,000	1,003
5	Ford Credit Auto Owner Trust 2016-A	1.390%	7/15/20	1,250	1,253
5	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	700	702
5	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	160	160
5	Ford Credit Floorplan Master Owner Trust A Series 2012-2	1.920%	1/15/19	226	226
5	Ford Credit Floorplan Master Owner Trust A Series 2012-5	1.690%	9/15/19	100	100
5	Ford Credit Floorplan Master Owner Trust A Series 2012-5	2.140%	9/15/19	100	100
5	Ford Credit Floorplan Master Owner Trust A Series 2012-5	2.730%	9/15/19	2,000	2,014
5	Ford Credit Floorplan Master Owner Trust A Series 2014-1	1.400%	2/15/19	62	62
4,5	Ford Credit Floorplan Master Owner Trust A Series 2014-2	1.035%	2/15/21	1,265	1,268
5	Ford Credit Floorplan Master Owner Trust A Series 2014-2	2.310%	2/15/21	827	837
4,5	Ford Credit Floorplan Master Owner Trust A Series 2014-4	0.885%	8/15/19	895	896
5	Ford Credit Floorplan Master Owner Trust A Series 2014-4	1.400%	8/15/19	250	250

4,5	Ford Credit Floorplan Master Owner Trust A Series 2015-1	0.935%	1/15/20	6,250	6,258
4,5	Ford Credit Floorplan Master Owner Trust A Series 2015-4	1.135%	8/15/20	4,280	4,299
5	Ford Credit Floorplan Master Owner Trust A Series 2015-4	1.770%	8/15/20	1,400	1,410
4,5	Ford Credit Floorplan Master Owner Trust A Series 2016-1	1.435%	2/15/21	2,150	2,172
5	Ford Credit Floorplan Master Owner Trust A Series 2016-1	1.760%	2/15/21	2,110	2,125
3,4,5	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2	1.784%	10/25/28	237	238
3,4,5	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2	2.734%	10/25/28	250	253
3,4,5	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3	1.634%	12/25/28	243	243
3,4,5	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3	2.534%	12/25/28	250	253
5,6	FRS I LLC 2013-1A	1.800%	4/15/43	41	40
5,6	FRS I LLC 2013-1A	3.080%	4/15/43	1,751	1,731
4,5	GE Capital Credit Card Master Note Trust Series 2012-3	0.985%	3/15/20	12,000	12,011
5	GE Capital Credit Card Master Note Trust Series 2012-6	1.360%	8/17/20	205	205
4,5	GE Dealer Floorplan Master Note Trust Series 2012-2	1.276%	4/22/19	12,406	12,433
4,5	GE Dealer Floorplan Master Note Trust Series 2014-2	0.976%	10/20/19	2,575	2,577
4,5	GE Dealer Floorplan Master Note Trust Series 2015-1	1.026%	1/20/20	3,201	3,198
5,6	GM Financial Automobile Leasing Trust 2014-1A	1.760%	5/21/18	85	85
5	GM Financial Automobile Leasing Trust 2015-1	1.100%	12/20/17	150	150
5	GM Financial Automobile Leasing Trust 2015-2	1.680%	12/20/18	7,755	7,794
5	GM Financial Automobile Leasing Trust 2015-2	2.420%	7/22/19	250	252
5	GM Financial Automobile Leasing Trust 2015-2	2.990%	7/22/19	120	122
5	GM Financial Automobile Leasing Trust 2015-3	1.690%	3/20/19	2,600	2,613
5	GM Financial Automobile Leasing Trust 2015-3	2.320%	11/20/19	50	50
5	GM Financial Automobile Leasing Trust 2015-3	2.980%	11/20/19	120	122
5	GM Financial Automobile Leasing Trust 2015-3	3.480%	8/20/20	120	122
5	GM Financial Automobile Leasing Trust 2016-1	1.790%	3/20/20	150	151
5	GM Financial Automobile Leasing Trust 2016-2	1.620%	9/20/19	1,070	1,074
5	GM Financial Automobile Leasing Trust 2016-2	1.760%	3/20/20	790	794
5	GM Financial Automobile Leasing Trust 2016-2	2.580%	3/20/20	240	242

5	GM Financial Automobile Leasing Trust 2016-
	3	1.350%	2/20/19	5,500	5,506
5	GM Financial Automobile Leasing Trust 2016-
	3	1.610%	12/20/19	910	915
5	GM Financial Automobile Leasing Trust 2016-
	3	1.780%	5/20/20	810	809
5,6	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	450	451
5,6	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	820	821
4,5,6GMF Floorplan Owner Revolving Trust 2016-1		1.385%	5/17/21	1,130	1,130
5,6	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	300	301
5,6	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	220	220
5,6	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	1,627	1,629
5,6	Golden Credit Card Trust 2012-4A	1.390%	7/15/19	230	230
4,5,6Golden Credit Card Trust 2014-2A		0.985%	3/15/21	2,655	2,654
4,5,6Golden Credit Card Trust 2015-3A		0.955%	7/15/19	2,150	2,152
4,5,6Golden Credit Card Trust 2016-1A		1.135%	1/15/20	2,410	2,419
5,6	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	5,660	5,662
4,5,6Gosforth Funding 2016-1A plc		1.517%	2/15/58	1,272	1,273
5,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	1.120%	6/20/17	45	45
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,000	1,018
5	GS Mortgage Securities Trust 2014-GC22	1.290%	6/10/47	40	40
5	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	896	896
5	Harley-Davidson Motorcycle Trust 2015-2	1.300%	3/16/20	2,600	2,604
4,5,6Hertz Fleet Lease Funding LP 2016-1		1.629%	4/10/30	2,500	2,511
5,6	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,351	1,356
5,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	560	558
5,6	Hertz Vehicle Financing LLC 2015-2A	2.020%	9/25/19	2,135	2,126
5,6	Hertz Vehicle Financing LLC 2016-3	2.270%	7/25/20	2,170	2,180
4,5,6Holmes Master Issuer plc 2016-1		1.135%	4/15/17	3,000	3,001
5	Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	800	803
5	Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	1,400	1,403
5	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	290	292
5	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	2,750	2,752
5,6	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	100	100
5,6	Hyundai Auto Lease Securitization Trust
	2015-A	1.000%	10/16/17	28	28
5,6	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	100	100
5,6	Hyundai Auto Lease Securitization Trust
	2015-B	1.660%	7/15/19	1,000	1,005
5,6	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	250	252
5,6	Hyundai Auto Lease Securitization Trust
	2016-A	1.600%	7/15/19	1,000	1,002
5,6	Hyundai Auto Lease Securitization Trust
	2016-B	1.680%	4/15/20	300	302
5,6	Hyundai Auto Lease Securitization Trust
	2016-C	1.300%	3/15/19	7,000	6,996
5	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	35	35
5	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	60	61
5	Hyundai Auto Receivables Trust 2015-B	0.690%	4/16/18	191	191
5	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	1,000	1,004
5	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,000	1,006
5	Hyundai Auto Receivables Trust 2016-B	1.120%	10/15/19	9,000	9,000

5,6	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	320	322
4	Illinois Student Assistance Commission Series
	2010-1	1.932%	4/25/22	51	51
4,5,6Invitation Homes 2014-SFR1 Trust		2.035%	6/17/31	514	513
4,5,6Invitation Homes 2014-SFR2 Trust		2.135%	9/17/31	100	100
4,5,6Invitation Homes 2015-SFR2 Trust		1.881%	6/17/32	98	98
5	John Deere Owner Trust 2015-A	0.870%	2/15/18	73	73
5	John Deere Owner Trust 2015-B	1.440%	10/15/19	1,600	1,605
5	John Deere Owner Trust 2016-B	1.490%	5/15/23	130	130
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	14	14
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	139	142
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	135	136
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	110	112
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	350	361
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	1.303%	1/15/46	128	128
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	425	427
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	1.268%	7/15/47	285	285
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	112	115
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	482	494
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	1.247%	1/15/47	56	56
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	1.254%	2/15/47	152	152
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	1.266%	4/15/47	249	249
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	1.322%	8/15/47	119	119
5,6	Kubota Credit Owner Trust 2014-1A	1.160%	5/15/18	204	204
5	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	109	110
5	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	116	120
4,5,6Master Credit Card Trust II Series 2016-1A		1.275%	9/23/19	3,670	3,687
5	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	1,330	1,336
5	Mercedes-Benz Auto Lease Trust 2016-A	1.690%	11/15/21	590	593
5	Mercedes-Benz Auto Lease Trust 2016-B	1.150%	1/15/19	4,500	4,499
5	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.340%	12/16/19	1,100	1,102
4,5,6Mercedes-Benz Master Owner Trust 2015-A		0.855%	4/15/19	1,200	1,200
4,5,6Mercedes-Benz Master Owner Trust 2015-B		0.915%	4/15/20	1,000	998
4,5,6Mercedes-Benz Master Owner Trust 2016-AA		1.115%	5/15/20	3,500	3,513
5	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	30	31
5	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	1	1
5,6	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	163	164
5,6	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	100	101
5,6	MMAF Equipment Finance LLC 2013-A	1.030%	12/11/17	100	100
5,6	MMAF Equipment Finance LLC 2015-A	0.960%	9/18/17	217	217

5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	1,040	1,053
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	1.313%	10/15/46	223	222
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	1.551%	8/15/47	196	195
5	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	3	3
5	Morgan Stanley Capital I Trust 2007-IQ15	5.906%	6/11/49	111	114
5	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	128	131
4,5	Navient Student Loan Trust 2015-2	0.814%	11/25/24	1,482	1,479
4,5	Navient Student Loan Trust 2015-3	0.854%	7/25/30	849	847
4,5,6Navient Student Loan Trust 2015-BA		1.135%	5/15/23	148	148
4,5,6Navient Student Loan Trust 2016-2		1.284%	6/25/65	787	789
4,5,6Navient Student Loan Trust 2016-3		1.134%	6/25/65	861	863
4,5,6Navient Student Loan Trust 2016-6A		1.000%	3/25/66	12,000	12,009
4,5,6Navistar Financial Dealer Note Master Trust
	2016-1A	2.146%	9/27/21	1,020	1,020
4,5	New Mexico Educational Assistance
	Foundation 2013-1	1.227%	1/2/25	94	92
5,6	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	350	350
5	Nissan Auto Lease Trust 2014-B	1.290%	3/16/20	681	682
5	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	445	447
5	Nissan Auto Lease Trust 2016-A	1.650%	10/15/21	1,060	1,064
5	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	2,830	2,831
5	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	510	510
5	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	565	565
5	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	1,500	1,504
5	Nissan Auto Receivables 2016-A Owner Trust	1.340%	10/15/20	2,000	2,004
5	Nissan Auto Receivables 2016-B Owner Trust	1.320%	1/15/21	500	501
5	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	61	61
4,5	Nissan Master Owner Trust Receivables
	Series 2016-A	1.175%	6/15/21	2,000	2,008
4	North Carolina State Education Assistance
	Authority 2011-1	1.782%	1/26/26	70	70
4,5,6Pepper Residential Securities Trust 2016A-
	A1U1	1.261%	3/13/17	5,000	4,996
4,5,6Pepper Residential Securities Trust PEPAU
	17A-A1UA	1.631%	3/10/58	8,665	8,665
4,5,6PFS Financing Corp. 2014-AA		1.135%	2/15/19	429	429
4,5,6PFS Financing Corp. 2015-AA		1.155%	4/15/20	100	100
4,5,6PFS Financing Corp. 2016-A		1.735%	2/18/20	3,070	3,075
5,6	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	400	400
4,5,6Resimac Premier Series 2016-1A		1.920%	10/10/47	1,349	1,350
	Royal Bank of Canada	2.200%	9/23/19	855	869
5	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	79	79
5	Santander Drive Auto Receivables Trust
	2014-4	2.600%	11/16/20	3,000	3,031
5	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	705	706
5	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	800	801
5	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	400	403

5	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	400	407
5	Santander Drive Auto Receivables Trust
	2016-1	1.620%	3/16/20	2,000	2,003
5	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	230	233
5	Santander Drive Auto Receivables Trust
	2016-2	1.560%	5/15/20	2,010	2,013
5	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	170	171
5	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	112
5	Santander Drive Auto Receivables Trust
	2016-3	1.340%	11/15/19	5,000	5,000
5	Santander Drive Auto Receivables Trust
	2016-3	1.500%	8/17/20	330	330
5	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	540	541
5	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	440	440
5,6	Securitized Term Auto Receivables Trust
	2016-1A	1.284%	11/26/18	10,000	10,000
4,5,6Silver Bay Realty 2014-1 Trust		1.985%	9/17/31	100	99
5,6	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	87	90
5,6	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	97	99
4,5,6SLM Private Education Loan Trust 2012-E		1.285%	10/16/23	13	13
5,6	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	100	100
4,5	SLM Student Loan Trust 2005-5	0.982%	4/25/25	188	186
5	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	158	157
5	SMART ABS Series 2013-2US Trust	1.180%	2/14/19	285	284
5	SMART ABS Series 2014-1US Trust	0.950%	2/14/18	183	182
5	SMART ABS Series 2016-2US Trust	1.450%	8/14/19	9,000	9,060
4,5,6SMB Private Education Loan Trust 2015-A		1.135%	7/17/23	4,902	4,909
4,5,6SMB Private Education Loan Trust 2016-A		1.235%	5/15/23	1,581	1,578
4,5,6SMB Private Education Loan Trust 2016-B		1.185%	11/15/23	2,592	2,596
4,5,6SMB Private Education Loan Trust 2016-C		1.072%	11/15/23	6,000	6,000
5,6	SoFi Professional Loan Program 2016-B LLC	1.680%	3/25/31	1,649	1,652
5,6	SoFi Professional Loan Program 2016-C LLC	1.480%	5/26/31	1,852	1,852
5,6	SoFi Professional Loan Program 2016-D LLC	1.530%	4/25/33	3,250	3,253
4,5,6SWAY Residential 2014-1 Trust		1.835%	1/17/32	192	192
5	Synchrony Credit Card Master Note Trust
	2014-1	1.610%	11/15/20	7,225	7,255
5	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	250	251
5	Synchrony Credit Card Master Note Trust
	2015-3	1.740%	9/15/21	2,750	2,765
5	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,180	1,195
5	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	4,640	4,639
5	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	3,190	3,185
5,6	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	223	223
5	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	410	411
4,5,6Trade MAPS 1 Ltd. 2013-1A		1.230%	12/10/18	1,000	999
4,5,6Trade MAPS 1 Ltd. 2013-1A		1.780%	12/10/18	125	125
4,5,6Trillium Credit Card Trust II 2016-1A		1.254%	5/26/21	3,290	3,305

5	USAA Auto Owner Trust 2015-1	1.540%	11/16/20	1,400	1,407
5	Volkswagen Auto Lease Trust 2015-A	0.870%	6/20/17	21	21
5	Volkswagen Auto Lease Trust 2015-A	1.250%	12/20/17	678	678
5,6	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	4,869	4,865
5,6	Volvo Financial Equipment LLC Series 2015-
	1A	0.950%	11/15/17	102	102
5,6	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	160	161
5	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	5.959%	2/15/51	16	16
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	278	277
5,6	Wendys Funding LLC 2015-1A	3.371%	6/15/45	3,188	3,197
6	Westpac Banking Corp.	1.375%	5/30/18	6,500	6,492
6	Westpac Banking Corp.	1.850%	11/26/18	5,151	5,189
5	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	102	104
5	WFRBS Commercial Mortgage Trust 2013-
	C16	1.406%	9/15/46	65	65
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	100	103
5	WFRBS Commercial Mortgage Trust 2013-
	UBS1	1.122%	3/15/46	25	25
5,6	Wheels SPV 2 LLC 2014-1A	0.840%	3/20/23	104	103
5,6	Wheels SPV 2 LLC 2015-1A	1.810%	4/22/24	200	201
5,6	Wheels SPV 2 LLC 2016-1A	1.590%	5/20/25	1,500	1,503
5	World Financial Network Credit Card Master
	Note Trust Series 2014-C	1.540%	8/16/21	1,450	1,454
4,5	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.015%	2/15/22	19,370	19,404
5	World Omni Auto Receivables Trust 2015-A	0.790%	7/16/18	14	14
5	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	420	423
5	World Omni Auto Receivables Trust 2016-B	1.100%	1/15/20	9,000	9,000
5	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	380	383
5	World Omni Automobile Lease Securitization
	Trust 2016-A	1.610%	1/15/22	960	957
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $570,063)					570,920
Corporate Bonds (27.9%)
Finance (10.9%)
	Banking (9.8%)
6	ABN AMRO Bank NV	4.250%	2/2/17	600	605
7	ABN AMRO Bank NV	4.750%	2/5/19	1,000	791
	American Express Credit Corp.	1.125%	6/5/17	1,540	1,541
	American Express Credit Corp.	1.550%	9/22/17	1,930	1,934
	American Express Credit Corp.	1.700%	10/30/19	2,000	2,002
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	500	503
	Australia & New Zealand Banking Group Ltd.	1.500%	1/16/18	842	843
	Bank of America Corp.	1.350%	11/21/16	410	410
	Bank of America Corp.	6.400%	8/28/17	229	238
	Bank of America Corp.	6.000%	9/1/17	679	705
	Bank of America Corp.	5.750%	12/1/17	1,000	1,044
	Bank of America Corp.	2.650%	4/1/19	750	764
	Bank of Montreal	2.500%	1/11/17	1,984	1,990
	Bank of Nova Scotia	2.550%	1/12/17	252	253
	Bank of Nova Scotia	1.300%	7/21/17	62	62

	Bank of Nova Scotia	1.650%	6/14/19	200	200
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,500	1,500
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.700%	9/9/18	1,000	1,016
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	2,700	2,716
	BB&T Corp.	2.150%	3/22/17	1,416	1,420
	Bear Stearns Cos. LLC	5.550%	1/22/17	14	14
	Bear Stearns Cos. LLC	6.400%	10/2/17	14	15
	BNP Paribas SA	1.375%	3/17/17	680	680
	BPCE SA	1.625%	2/10/17	470	471
	BPCE SA	1.613%	7/25/17	214	215
7	BPCE SA	4.500%	4/17/18	1,500	1,165
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	842	843
	Capital One Bank USA NA	1.200%	2/13/17	1,400	1,400
	Capital One Bank USA NA	2.150%	11/21/18	300	302
	Capital One NA	1.500%	3/22/18	342	342
	Citigroup Inc.	1.350%	3/10/17	26	26
	Citigroup Inc.	1.550%	8/14/17	44	44
	Citigroup Inc.	1.850%	11/24/17	930	933
	Citigroup Inc.	2.050%	12/7/18	1,500	1,508
	Citigroup Inc.	2.550%	4/8/19	625	636
	Commonwealth Bank of Australia	1.400%	9/8/17	850	850
	Commonwealth Bank of Australia	1.900%	9/18/17	250	251
	Commonwealth Bank of Australia	1.750%	11/2/18	4,200	4,211
	Commonwealth Bank of Australia	2.250%	3/13/19	2,150	2,178
	Cooperatieve Rabobank UA	3.375%	1/19/17	1,521	1,529
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,500	2,533
6	Credit Agricole SA	3.000%	10/1/17	2,900	2,937
6	Danske Bank A/S	1.650%	9/6/19	1,500	1,494
	Fifth Third Bancorp	4.500%	6/1/18	529	550
	Fifth Third Bank	1.350%	6/1/17	850	851
7	Goldman Sachs Group Inc.	5.250%	11/29/17	690	538
	Goldman Sachs Group Inc.	5.950%	1/18/18	625	658
	Goldman Sachs Group Inc.	6.150%	4/1/18	650	691
	Goldman Sachs Group Inc.	2.900%	7/19/18	2,150	2,194
4,7	Goldman Sachs Group Inc.	3.485%	8/8/18	1,000	767
7	Goldman Sachs Group Inc.	5.000%	8/21/19	530	424
	HSBC Bank USA NA	6.000%	8/9/17	450	465
	HSBC USA Inc.	1.300%	6/23/17	1,264	1,263
	HSBC USA Inc.	1.700%	3/5/18	640	640
	Huntington National Bank	1.375%	4/24/17	1,500	1,502
	Huntington National Bank	1.700%	2/26/18	850	851
	Huntington National Bank	2.200%	11/6/18	250	252
6	ING Bank NV	3.750%	3/7/17	1,500	1,513
6	ING Bank NV	1.800%	3/16/18	1,415	1,419
6	ING Bank NV	2.300%	3/22/19	980	991
	JPMorgan Chase & Co.	1.350%	2/15/17	14	14
	JPMorgan Chase & Co.	2.000%	8/15/17	41	41
7	JPMorgan Chase & Co.	4.650%	11/7/17	180	140
	JPMorgan Chase & Co.	6.000%	1/15/18	730	768
	JPMorgan Chase & Co.	1.800%	1/25/18	1,000	1,004
	JPMorgan Chase & Co.	1.700%	3/1/18	3,885	3,895
	KeyBank NA	1.650%	2/1/18	1,231	1,234
	KeyBank NA	1.600%	8/22/19	1,800	1,794
	Lloyds Bank plc	1.750%	5/14/18	1,730	1,728
7	Lloyds Bank plc	3.100%	8/28/18	400	305
6	Macquarie Bank Ltd.	1.650%	3/24/17	1,755	1,757
	Manufacturers & Traders Trust Co.	1.400%	7/25/17	1,449	1,450

Morgan Stanley	5.450%	1/9/17	826	833
Morgan Stanley	1.875%	1/5/18	2,303	2,311
7 Morgan Stanley	7.375%	2/22/18	1,000	804
Morgan Stanley	2.500%	1/24/19	1,875	1,905
National Australia Bank Ltd.	2.750%	3/9/17	1,130	1,136
National Australia Bank Ltd.	1.875%	7/23/18	760	764
National Bank of Canada	2.100%	12/14/18	2,100	2,124
National City Bank	5.250%	12/15/16	500	502
6 Nordea Bank AB	1.625%	9/30/19	5,600	5,580
PNC Bank NA	1.500%	10/18/17	310	311
PNC Bank NA	1.450%	7/29/19	2,600	2,588
Royal Bank of Canada	1.250%	6/16/17	1,496	1,496
Royal Bank of Canada	1.800%	7/30/18	2,395	2,408
Royal Bank of Canada	2.150%	3/15/19	1,200	1,218
Royal Bank of Canada	1.500%	7/29/19	2,500	2,491
Santander UK plc	1.375%	3/13/17	1,701	1,701
6 Skandinaviska Enskilda Banken AB	1.750%	3/19/18	2,000	2,004
6 Skandinaviska Enskilda Banken AB	2.375%	3/25/19	720	730
State Street Corp.	1.350%	5/15/18	350	350
Sumitomo Mitsui Banking Corp.	1.750%	1/16/18	2,500	2,506
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	1,700	1,705
Svenska Handelsbanken AB	1.625%	3/21/18	3,200	3,208
6 Swedbank AB	1.750%	3/12/18	2,900	2,908
6 Swedbank AB	2.375%	2/27/19	1,061	1,078
Synchrony Financial	1.875%	8/15/17	1,500	1,505
Synchrony Financial	2.600%	1/15/19	1,500	1,518
Toronto-Dominion Bank	2.625%	9/10/18	1,100	1,125
UBS AG	1.375%	6/1/17	570	570
UBS AG	1.375%	8/14/17	600	600
US Bank NA	1.375%	9/11/17	635	636
US Bank NA	1.350%	1/26/18	400	401
US Bank NA	1.450%	1/29/18	1,300	1,304
Wells Fargo & Co.	2.100%	5/8/17	744	747
7 Wells Fargo & Co.	4.250%	1/25/18	750	582
7 Wells Fargo & Co.	4.000%	8/8/19	500	391
Wells Fargo Bank NA	1.750%	5/24/19	1,600	1,607
Westpac Banking Corp.	1.050%	11/25/16	64	64
Westpac Banking Corp.	1.200%	5/19/17	64	64
Westpac Banking Corp.	2.000%	8/14/17	64	64
Westpac Banking Corp.	2.250%	1/17/19	2,244	2,273
Westpac Banking Corp.	1.650%	5/13/19	1,500	1,499
Westpac Banking Corp.	1.600%	8/19/19	3,000	2,995

Brokerage (0.1%)
BlackRock Inc.	6.250%	9/15/17	400	418
Franklin Resources Inc.	1.375%	9/15/17	214	214
NYSE Euronext	2.000%	10/5/17	1,233	1,244

Finance Companies (0.2%)
Air Lease Corp.	5.625%	4/1/17	116	118
Air Lease Corp.	2.125%	1/15/18	1,783	1,787

Insurance (0.7%)
Aetna Inc.	1.700%	6/7/18	1,700	1,706
6 AIA GROUP Ltd.	2.250%	3/11/19	1,430	1,444
6 MassMutual Global Funding II	2.000%	4/5/17	159	160
7 Metropolitan Life Global Funding I	4.750%	9/28/17	1,275	988

7 Metropolitan Life Global Funding I	4.500%	10/10/18	490	384
6 Pricoa Global Funding I	1.900%	9/21/18	1,735	1,749
6 Reliance Standard Life Global Funding II	2.150%	10/15/18	1,560	1,572
Travelers Cos. Inc.	5.750%	12/15/17	1,302	1,367

Real Estate Investment Trusts (0.1%)
Brandywine Operating Partnership LP	5.700%	5/1/17	116	118
DDR Corp.	7.500%	4/1/17	886	908
Welltower Inc.	2.250%	3/15/18	400	403
				149,999
Industrial (13.6%)
Basic Industry (0.9%)
6 Air Liquide Finance SA	1.375%	9/27/19	4,000	3,986
Airgas Inc.	1.650%	2/15/18	1,251	1,257
Dow Chemical Co.	5.700%	5/15/18	1,000	1,063
Dow Chemical Co.	8.550%	5/15/19	1,300	1,516
Eastman Chemical Co.	2.400%	6/1/17	2,050	2,064
Ecolab Inc.	3.000%	12/8/16	500	501
Ecolab Inc.	1.450%	12/8/17	981	983
LyondellBasell Industries NV	5.000%	4/15/19	1,500	1,601

Capital Goods (1.3%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,400	1,558
Caterpillar Financial Services Corp.	1.500%	2/23/18	675	677
Caterpillar Financial Services Corp.	1.800%	11/13/18	2,738	2,758
Caterpillar Financial Services Corp.	7.150%	2/15/19	510	574
Caterpillar Financial Services Corp.	1.350%	5/18/19	690	687
6 Fortive Corp.	1.800%	6/15/19	1,600	1,604
General Electric Capital Corp.	2.900%	1/9/17	17	17
General Electric Capital Corp.	5.400%	2/15/17	17	17
General Electric Capital Corp.	2.450%	3/15/17	132	133
General Electric Capital Corp.	5.625%	9/15/17	17	18
General Electric Co.	5.250%	12/6/17	300	313
John Deere Capital Corp.	1.050%	12/15/16	16	16
John Deere Capital Corp.	2.000%	1/13/17	25	25
John Deere Capital Corp.	1.400%	3/15/17	25	25
John Deere Capital Corp.	1.125%	6/12/17	135	135
John Deere Capital Corp.	2.800%	9/18/17	25	25
John Deere Capital Corp.	1.200%	10/10/17	870	871
John Deere Capital Corp.	1.950%	1/8/19	500	506
John Deere Capital Corp.	1.250%	10/9/19	2,000	1,984
7 John Deere Financial Ltd.	3.500%	12/18/19	700	545
Precision Castparts Corp.	1.250%	1/15/18	950	950
6 Siemens Financieringsmaatschappij NV	1.300%	9/13/19	2,500	2,482
United Technologies Corp.	5.375%	12/15/17	2,237	2,341

Communication (0.9%)
American Tower Corp.	4.500%	1/15/18	2,000	2,068
AT&T Inc.	2.400%	3/15/17	600	602
AT&T Inc.	1.700%	6/1/17	1,000	1,004
AT&T Inc.	1.400%	12/1/17	600	600
British Telecommunications plc	5.950%	1/15/18	2,000	2,105
Comcast Cable Communications LLC	8.875%	5/1/17	46	48
Comcast Corp.	6.500%	1/15/17	46	46
Orange SA	2.750%	2/6/19	800	820
Orange SA	1.625%	11/3/19	2,200	2,199
S&P Global Inc.	2.500%	8/15/18	500	507

Verizon Communications Inc.	3.650%	9/14/18	2,700	2,804

Consumer Cyclical (2.4%)
American Honda Finance Corp.	0.950%	5/5/17	400	400
American Honda Finance Corp.	1.550%	12/11/17	400	402
American Honda Finance Corp.	1.700%	2/22/19	3,775	3,797
AutoZone Inc.	1.625%	4/21/19	1,450	1,450
6 BMW US Capital LLC	1.500%	4/11/19	800	800
6 BMW US Capital LLC	1.450%	9/13/19	3,000	2,993
CVS Health Corp.	1.900%	7/20/18	2,800	2,822
6 Daimler Finance North America LLC	1.600%	8/3/17	400	401
Ford Motor Credit Co. LLC	4.250%	2/3/17	300	302
Ford Motor Credit Co. LLC	6.625%	8/15/17	989	1,027
Ford Motor Credit Co. LLC	1.684%	9/8/17	288	288
Ford Motor Credit Co. LLC	5.000%	5/15/18	300	314
7 Ford Motor Credit Co. LLC	4.050%	12/10/18	500	388
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	553	556
6 Harley-Davidson Financial Services Inc.	1.550%	11/17/17	2,500	2,500
6 Hyundai Capital America	1.450%	2/6/17	2,500	2,502
Lowe's Cos. Inc.	1.625%	4/15/17	108	108
Marriott International Inc.	6.375%	6/15/17	2,500	2,578
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,500	1,508
6 Nissan Motor Acceptance Corp.	2.350%	3/4/19	1,515	1,536
6 Nissan Motor Acceptance Corp.	2.000%	3/8/19	1,250	1,258
PACCAR Financial Corp.	1.750%	8/14/18	290	293
Toyota Motor Credit Corp.	1.750%	5/22/17	400	401
Toyota Motor Credit Corp.	1.375%	1/10/18	400	400
Toyota Motor Credit Corp.	1.200%	4/6/18	1,000	999
Visa Inc.	1.200%	12/14/17	1,000	1,002
Walgreens Boots Alliance Inc.	1.750%	5/30/18	1,500	1,507

Consumer Noncyclical (3.6%)
AbbVie Inc.	1.750%	11/6/17	1,200	1,204
AbbVie Inc.	1.800%	5/14/18	450	452
AbbVie Inc.	2.000%	11/6/18	800	806
Actavis Funding SCS	1.300%	6/15/17	2,150	2,150
Actavis Funding SCS	2.350%	3/12/18	114	115
Actavis Inc.	1.875%	10/1/17	39	39
Agilent Technologies Inc.	6.500%	11/1/17	116	122
Altria Group Inc.	9.700%	11/10/18	670	779
Amgen Inc.	2.500%	11/15/16	55	55
Amgen Inc.	2.125%	5/15/17	58	58
Amgen Inc.	5.850%	6/1/17	58	60
Amgen Inc.	6.150%	6/1/18	944	1,013
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	4,000	4,031
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,700	1,703
AstraZeneca plc	5.900%	9/15/17	1,280	1,331
Baxalta Inc.	2.000%	6/22/18	250	251
Biogen Inc.	6.875%	3/1/18	1,500	1,606
6 Cargill Inc.	1.900%	3/1/17	4,959	4,975
Celgene Corp.	1.900%	8/15/17	370	372
Celgene Corp.	2.125%	8/15/18	2,100	2,120
Clorox Co.	5.950%	10/15/17	700	732
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	2,750	2,771
Covidien International Finance SA	6.000%	10/15/17	400	418
Gilead Sciences Inc.	3.050%	12/1/16	1,239	1,241
Gilead Sciences Inc.	1.850%	9/4/18	500	504

	GlaxoSmithKline Capital plc	1.500%	5/8/17	265	266
	Hershey Co.	1.600%	8/21/18	1,100	1,108
	JM Smucker Co.	1.750%	3/15/18	1,000	1,004
	Kraft Foods Group Inc.	2.250%	6/5/17	2,000	2,011
	Kraft Heinz Foods Co.	1.600%	6/30/17	500	501
	Newell Brands Inc.	2.600%	3/29/19	2,200	2,245
	PepsiCo Inc.	7.900%	11/1/18	1,979	2,234
	Philip Morris International Inc.	1.250%	8/11/17	1,000	1,001
	Reynolds American Inc.	2.300%	6/12/18	600	608
6	Roche Holdings Inc.	1.350%	9/29/17	1,000	1,003
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	2,200	2,196
	Stryker Corp.	1.300%	4/1/18	1,200	1,200
	Teva Pharmaceutical Finance Netherlands III
	BV	1.400%	7/20/18	1,800	1,792
	Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	754
	Zoetis Inc.	1.875%	2/1/18	2,500	2,505

	Energy (3.0%)
7	BP Capital Markets plc	4.500%	9/5/17	510	394
	BP Capital Markets plc	1.375%	5/10/18	4,000	3,991
7	BP Capital Markets plc	4.750%	11/15/18	115	91
	Chevron Corp.	1.344%	11/9/17	2,000	2,004
	Chevron Corp.	1.345%	11/15/17	2,500	2,503
	Chevron Corp.	4.950%	3/3/19	1,250	1,350
	ConocoPhillips Co.	1.050%	12/15/17	5,500	5,471
	El Paso Natural Gas Co. LLC	5.950%	4/15/17	17	17
	Enterprise Products Operating LLC	6.300%	9/15/17	170	177
	Enterprise Products Operating LLC	1.650%	5/7/18	700	700
	EOG Resources Inc.	5.625%	6/1/19	2,450	2,683
	Exxon Mobil Corp.	1.439%	3/1/18	3,000	3,010
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	17	17
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	17	18
	Kinder Morgan Inc.	7.000%	6/15/17	17	18
	Kinder Morgan Inc.	2.000%	12/1/17	17	17
	Occidental Petroleum Corp.	1.500%	2/15/18	4,350	4,365
	Shell International Finance BV	1.125%	8/21/17	500	500
	Shell International Finance BV	1.250%	11/10/17	1,500	1,502
	Shell International Finance BV	1.375%	5/10/19	3,400	3,371
	Shell International Finance BV	1.375%	9/12/19	3,000	2,981
6	Southern Natural Gas Co. LLC	5.900%	4/1/17	17	17
	Total Capital International SA	1.500%	2/17/17	687	687
	Total Capital International SA	1.550%	6/28/17	187	187
	Total Capital International SA	2.125%	1/10/19	1,500	1,521
	Total Capital SA	2.125%	8/10/18	3,000	3,034

	Technology (1.1%)
	Apple Inc.	1.700%	2/22/19	750	757
4,7	Apple Inc.	2.380%	8/28/19	2,200	1,671
	Corning Inc.	1.500%	5/8/18	300	300
	Equifax Inc.	6.300%	7/1/17	1,950	2,012
	Fidelity National Information Services Inc.	1.450%	6/5/17	1,105	1,106
	Fidelity National Information Services Inc.	2.000%	4/15/18	400	403
6	Hewlett Packard Enterprise Co.	2.700%	10/5/17	1,000	1,010
6	Hewlett Packard Enterprise Co.	3.100%	10/5/18	950	971
	KLA-Tencor Corp.	2.375%	11/1/17	2,100	2,111
	Total System Services Inc.	2.375%	6/1/18	2,850	2,868
	Tyco Electronics Group SA	6.550%	10/1/17	1,140	1,194

Tyco Electronics Group SA	2.375%	12/17/18	315	320

Transportation (0.4%)
Canadian National Railway Co.	5.850%	11/15/17	345	361
6 ERAC USA Finance LLC	6.375%	10/15/17	628	656
Ryder System Inc.	2.500%	3/1/17	275	276
Ryder System Inc.	2.500%	3/1/18	2,800	2,835
5 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	1,462	1,487
				186,867
Utilities (3.4%)
Electric (3.3%)
Berkshire Hathaway Energy Co.	5.750%	4/1/18	3,651	3,876
CMS Energy Corp.	6.550%	7/17/17	589	611
CMS Energy Corp.	5.050%	2/15/18	39	41
Commonwealth Edison Co.	6.150%	9/15/17	454	473
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	900	1,004
Consumers Energy Co.	5.150%	2/15/17	1,835	1,856
Consumers Energy Co.	5.650%	9/15/18	2,221	2,394
Consumers Energy Co.	6.125%	3/15/19	125	139
Duke Energy Carolinas LLC	7.000%	11/15/18	723	805
Duke Energy Corp.	6.250%	6/15/18	1,000	1,073
Duke Energy Florida LLC	5.800%	9/15/17	661	686
Duke Energy Florida LLC	5.650%	6/15/18	50	53
Edison International	3.750%	9/15/17	1,200	1,224
6 EDP Finance BV	6.000%	2/2/18	2,500	2,609
6 Emera US Finance LP	2.150%	6/15/19	3,000	3,028
6 Enel Finance International NV	6.250%	9/15/17	2,000	2,083
Entergy Louisiana LLC	6.500%	9/1/18	580	630
Exelon Corp.	1.550%	6/9/17	600	600
Georgia Power Co.	5.700%	6/1/17	650	668
Georgia Power Co.	1.950%	12/1/18	285	288
MidAmerican Energy Co.	5.300%	3/15/18	1,000	1,054
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,764	2,069
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,180	2,253
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	40	44
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,400	1,417
Pacific Gas & Electric Co.	5.625%	11/30/17	3,535	3,698
Pacific Gas & Electric Co.	8.250%	10/15/18	1,400	1,576
Southern California Edison Co.	1.250%	11/1/17	295	295
Southern Co.	1.550%	7/1/18	1,210	1,213
TECO Finance Inc.	6.572%	11/1/17	58	61
4 TECO Finance Inc.	1.476%	4/10/18	100	100
Union Electric Co.	6.400%	6/15/17	3,964	4,090
Virginia Electric & Power Co.	5.950%	9/15/17	3,300	3,427
Xcel Energy Inc.	1.200%	6/1/17	300	300

Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	1,280	1,480

				47,218
Total Corporate Bonds (Cost $383,852)				384,084
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	800	801
Corp. Andina de Fomento	7.790%	3/1/17	200	205
Export-Import Bank of Korea	4.000%	1/11/17	500	503

	Export-Import Bank of Korea	1.750%	2/27/18	50	50
	Korea Development Bank	2.250%	8/7/17	200	201
6	Majapahit Holding BV	7.250%	6/28/17	1,250	1,289
	North American Development Bank	2.300%	10/10/18	300	305
	Republic of Colombia	7.375%	1/27/17	1,900	1,926
	Republic of Croatia	6.250%	4/27/17	3,000	3,059
	Republic of Hungary	4.125%	2/19/18	3,000	3,090
	Republic of Korea	5.125%	12/7/16	3,000	3,012
	Republic of Poland	6.375%	7/15/19	1,000	1,127
	Statoil ASA	3.125%	8/17/17	1,977	2,007
	Statoil ASA	1.200%	1/17/18	300	299
Total Sovereign Bonds (Cost $17,861)					17,874
Taxable Municipal Bonds (0.1%)
	Illinois GO	5.365%	3/1/17	1,400	1,418
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	185	188
Total Taxable Municipal Bonds (Cost $1,606)					1,606
				Shares
Temporary Cash Investments (8.6%)
Money Market Fund (3.3%)
8	Vanguard Market Liquidity Fund	0.718%		455,422	45,547

				Face
				Amount
				($000)
Certificates of Deposit (2.4%)
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	1.520%	8/9/17	2,000	2,010
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	1.570%	10/27/17	2,000	1,999
	Rabobank Nederland (New York Branch)	1.380%	9/13/17	5,000	4,994
	Royal Bank of Canada (New York Branch)	1.360%	10/5/17	3,100	3,095
	Royal Bank of Canada (New York Branch)	1.290%	10/27/17	1,800	1,795
	Svenska HandelsBanken (New York Branch)	1.280%	5/12/17	7,000	6,999
	Toronto Dominion Bank (New York Branch)	1.350%	8/11/17	4,500	4,518
	Toronto Dominion Bank (New York Branch)	1.360%	8/28/17	4,000	4,018
	Wells Fargo Bank NA	1.320%	10/27/17	4,000	3,989
					33,417
Commercial Paper (2.9%)
6,9	Axa Financial Inc.	1.646%	10/4/17	4,300	4,245
6,9	Commonwealth Bank of Australia	1.399%	9/1/17	5,000	4,946
6,9	Danske Corp.	1.502%	8/28/17	4,800	4,749
6,9	Electricite de France	1.543%	8/9/17	5,000	4,976
6,9	Engie SA	1.543%	10/2/17	6,200	6,109
6,9	Engie SA	1.520%	10/12/17	380	374
6,9	Engie SA	1.565%	10/20/17	275	271
	ING US Funding LLC	1.348%	5/17/17	2,000	1,988
6,9	Pfizer Inc.	0.945%	3/20/17	3,000	2,988
	Toyota Motor Credit Corp.	1.139%	5/12/17	5,000	4,969
	Toyota Motor Credit Corp.	1.180%	6/2/17	2,000	1,986
6,9	Vodafone Group plc	1.626%	9/29/17	2,500	2,463
					40,064
Total Temporary Cash Investments (Cost $118,952)					119,028

Total Investments (100.5%) (Cost $1,384,483)	1,385,544
Other Assets and Liabilities-Net (-0.5%)	(7,199)
Net Assets (100%)	1,378,345

1 Securities with a value of $551,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Adjustable-rate security.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $328,732,000, representing 23.8% of net assets.
7 Face amount denominated in Australian dollars.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
9 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2016, the aggregate value of these securities was $31,121,000, representing 2.3% of net assets.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	292,032	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	540,186	30,734
Corporate Bonds	—	384,084	—
Sovereign Bonds	—	17,874	—
Taxable Municipal Bonds	—	1,606	—
Temporary Cash Investments	45,547	73,481	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(40)	—	—
Total	45,510	1,309,263	30,734
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
5-Year U.S. Treasury Note	December 2016	(515)	(62,210)	275

2-Year U.S. Treasury Note	December 2016	230	50,172	—
Eurodollar Futures	March 2017	115	28,468	(1)
AUD 3-Year Treasury Bond	December 2016	(53)	(4,538)	19
				293

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank N.A.	11/2/16	AUD	11,956	USD	9,126	(31)
JPMorgan Chase Bank N.A.	12/2/16	USD	10,668	AUD	13,983	40
JPMorgan Chase Bank N.A.	11/2/16	USD	9,148	AUD	11,956	52
						61
AUD—Australian dollar.

USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of

Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended October 31, 2016, the fund had no open swap contracts.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At October 31, 2016, the cost of investment securities for tax purposes was $1,384,483,000. Net unrealized appreciation of investment securities for tax purposes was $1,061,000, consisting of unrealized gains of $1,912,000 on securities that had risen in value since their purchase and $851,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. William McNabb III*
F. William McNabb III
Chief Executive Officer
Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. William McNabb III*
F. William McNabb III
Chief Executive Officer
Date:	December 19, 2016

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ Thomas J Higgins*
Thomas J. Higgins
Chief Financial Officer
Date:	December 19, 2016

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.